UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01944

Principal Variable Contracts Funds, Inc.

(Exact name of registrant as specified in charter)

655 9th Street, Des Moines, IA 50392
(Address of principal executive offices)

Principal Management Corporation, 655 9th Street, Des Moines, IA 50392 (Name and address of agent for service)

Registrant’s telephone number, including area code:		515-247-6783
Date of fiscal year end:	December 31, 2015
Date of reporting period:	September 30, 2015

ITEM 1 – SCHEDULE OF INVESTMENTS

Schedule of Investments
Balanced Account
September 30, 2015 (unaudited)

COMMON STOCKS - 60.23%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.05%			Biotechnology - 2.45%
WPP PLC ADR	213	$22	Amgen Inc	3,990	$552
			Bellicum Pharmaceuticals Inc (a)	340	5
			Charles River Laboratories International Inc	578	37
Aerospace & Defense - 3.13%			(a)
General Dynamics Corp	3,900	538	CSL Ltd ADR	1,348	42
L-3 Communications Holdings Inc	1,360	142	Epizyme Inc (a)	310	4
Lockheed Martin Corp	1,562	324	Exact Sciences Corp (a)	565	10
Northrop Grumman Corp	1,429	237	Genocea Biosciences Inc (a)	965	7
Safran SA ADR	1,112	21	Gilead Sciences Inc	4,320	424
Spirit AeroSystems Holdings Inc (a)	1,550	75	Intercept Pharmaceuticals Inc (a)	30	5
United Technologies Corp	840	75	Spark Therapeutics Inc (a)	120	5
		$1,412	Ultragenyx Pharmaceutical Inc (a)	120	11
			Versartis Inc (a)	437	5
Agriculture - 1.33%
Archer-Daniels-Midland Co	6,797	282			$1,107
British American Tobacco PLC ADR	442	49	Building Materials - 0.15%
Bunge Ltd	510	37	Owens Corning	1,000	42
Japan Tobacco Inc	1,122	34	US Concrete Inc (a)	510	24
Philip Morris International Inc	2,490	198			$66
		$600
			Chemicals - 1.13%
Airlines - 0.34%			Dow Chemical Co/The	2,760	117
Delta Air Lines Inc	2,298	103	Lonza Group AG ADR(a)	923	12
Ryanair Holdings PLC ADR	354	28	LyondellBasell Industries NV	3,856	322
Virgin America Inc (a)	720	24
			Sherwin-Williams Co/The	271	60
		$155			$511

Apparel - 0.18%			Commercial Services - 1.55%
Carter's Inc	270	25	ABM Industries Inc	2,040	56
G-III Apparel Group Ltd (a)	910	56
			Equifax Inc	4,010	390
		$81	KAR Auction Services Inc	1,387	49
Automobile Manufacturers - 0.14%			Korn/Ferry International	1,340	44
Toyota Motor Corp ADR	530	62	ManpowerGroup Inc	480	39
			Navigant Consulting Inc (a)	710	11
			Ritchie Bros Auctioneers Inc	423	11
Automobile Parts & Equipment - 1.08%			ServiceMaster Global Holdings Inc (a)	740	25
Allison Transmission Holdings Inc	3,616	97	TAL Education Group ADR(a)	526	17
Bridgestone Corp ADR	1,496	26	Team Health Holdings Inc (a)	760	41
Cooper Tire & Rubber Co	1,522	60	TransUnion (a)	650	17
Goodyear Tire & Rubber Co/The	4,370	128			$700
Lear Corp	1,598	174
		$485	Computers - 4.88%
			Accenture PLC - Class A	5,370	528
Banks - 6.00%			Amdocs Ltd	1,593	91
Bank of America Corp	640	10	Apple Inc	10,520	1,160
Bank of Montreal	502	28	Barracuda Networks Inc (a)	730	11
Central Pacific Financial Corp	1,820	38	CACI International Inc (a)	600	44
Chemical Financial Corp	1,000	32	Lexmark International Inc	520	15
Citigroup Inc	1,700	84	Manhattan Associates Inc (a)	870	54
Goldman Sachs Group Inc/The	1,880	327	NetScout Systems Inc (a)	970	34
Hanmi Financial Corp	1,073	27	Synopsys Inc (a)	5,150	238
ICICI Bank Ltd ADR	3,782	32	TDK Corp ADR	438	25
JPMorgan Chase & Co	10,599	646			$2,200
KeyCorp	12,390	161
Mitsubishi UFJ Financial Group Inc ADR	4,297	26	Consumer Products - 0.09%
Mizuho Financial Group Inc ADR	10,746	40	Kimberly-Clark Corp	361	39
Nordea Bank AB ADR	1,884	21
PacWest Bancorp	350	15	Cosmetics & Personal Care - 0.23%
PrivateBancorp Inc	1,130	43	Procter & Gamble Co/The	640	46
Royal Bank of Canada	657	36	Svenska Cellulosa AB SCA ADR	800	23
SunTrust Banks Inc	6,280	240	Unilever NV - NY shares	827	33
Svenska Handelsbanken AB ADR	3,186	23			$102
Toronto-Dominion Bank/The	916	36
Wells Fargo & Co	14,430	741	Diversified Financial Services - 0.98%
Wilshire Bancorp Inc	3,240	34	CoreLogic Inc/United States (a)	4,000	149
Wintrust Financial Corp	1,190	64	Cowen Group Inc (a)	6,950	32
		$2,704	Houlihan Lokey Inc (a)	1,380	30
			Lazard Ltd	710	31
Beverages - 0.71%			Macquarie Group Ltd ADR	789	42
Ambev SA ADR	5,648	27	ORIX Corp ADR	355	23
Anheuser-Busch InBev SA/NV ADR	347	37	Synchrony Financial (a)	4,290	134
Dr Pepper Snapple Group Inc	1,770	140			$441
PepsiCo Inc	1,250	118
		$322	Electric - 1.98%
			8Point3 Energy Partners LP (a)	1,046	11
			Ameren Corp	1,030	43

See accompanying notes.

Schedule of Investments
Balanced Account
September 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Electric (continued)			Internet (continued)
Avista Corp	1,741	$58	Expedia Inc	840	$99
Enel SpA ADR	5,485	24	Google Inc - A Shares (a)	450	287
FirstEnergy Corp	5,300	166	Google Inc - C Shares (a)	563	343
Iberdrola SA ADR	964	26	Rapid7 Inc (a)	179	4
Korea Electric Power Corp ADR	1,164	24	Tencent Holdings Ltd ADR	1,507	26
PG&E Corp	867	46			$1,002
Public Service Enterprise Group Inc	11,730	494
		$892	Machinery - Construction & Mining - 0.05%
			Mitsubishi Electric Corp ADR	1,190	22
Electronics - 0.61%
Honeywell International Inc	1,740	165
Hoya Corp ADR	765	25	Media - 1.80%
Keysight Technologies Inc (a)	1,150	36	Comcast Corp - Class A	10,300	586
			ITV PLC ADR	996	37
Murata Manufacturing Co Ltd ADR	912	30	Starz (a)	5,067	189
Omron Corp ADR	607	18
		$274			$812
			Mining - 0.04%
Engineering & Construction - 0.35%			South32 Ltd ADR(a)	3,708	18
Dycom Industries Inc (a)	430	31
EMCOR Group Inc	1,380	61
Vinci SA ADR	4,304	68	Miscellaneous Manufacturers - 0.25%
		$160	FUJIFILM Holdings Corp ADR	1,017	38
			General Electric Co	3,070	77
Entertainment - 0.35%					$115
Marriott Vacations Worldwide Corp	750	51
Vail Resorts Inc	1,015	106	Oil & Gas - 3.50%
		$157	Apache Corp	1,900	74
			Canadian Natural Resources Ltd	906	18
Food - 1.81%			Carrizo Oil & Gas Inc (a)	380	12
Amplify Snack Brands Inc (a)	920	10
			ConocoPhillips	3,320	159
Cal-Maine Foods Inc	568	31	EP Energy Corp (a)	11,394	59
Delhaize Group ADR	835	19	Exxon Mobil Corp	3,640	271
Ingredion Inc	800	70	Hess Corp	560	28
Kroger Co/The	14,736	532	Newfield Exploration Co (a)	1,740	57
Nestle SA ADR	723	54	PDC Energy Inc (a)	490	26
SUPERVALU Inc (a)	3,260	23
			SM Energy Co	1,370	44
Tyson Foods Inc	1,774	76	Suncor Energy Inc	895	24
		$815	Tesoro Corp	3,520	342
Healthcare - Products - 0.15%			Valero Energy Corp	7,710	463
EndoChoice Holdings Inc (a)	710	8			$1,577
ICU Medical Inc (a)	300	33
K2M Group Holdings Inc (a)	1,130	21	Oil & Gas Services - 0.13%
			Cameron International Corp (a)	700	43
STAAR Surgical Co (a)	930	7	Matrix Service Co (a)	800	18
		$69			$61

Healthcare - Services - 2.38%			Packaging & Containers - 0.21%
Aetna Inc	960	105	Rexam PLC ADR	282	11
Anthem Inc	3,054	427	WestRock Co	1,590	82
Centene Corp (a)	2,140	116
Fresenius SE & Co KGaA ADR	1,408	24			$93
HCA Holdings Inc (a)	3,137	243	Pharmaceuticals - 4.56%
HealthSouth Corp	1,229	47	AbbVie Inc	1,704	93
ICON PLC (a)	284	20	Anacor Pharmaceuticals Inc (a)	60	7
Natera Inc (a)	148	2	Array BioPharma Inc (a)	1,550	7
Teladoc Inc (a)	390	9	Bayer AG ADR	294	38
UnitedHealth Group Inc	710	82	Cardinal Health Inc	7,536	579
		$1,075	FibroGen Inc (a)	340	7
			Herbalife Ltd (a)	560	31
Insurance - 1.80%			Johnson & Johnson	670	63
American International Group Inc	900	51	McKesson Corp	1,441	267
AmTrust Financial Services Inc	800	50	Nektar Therapeutics (a)	730	8
Berkshire Hathaway Inc - Class B (a)	1,940	253	Neurocrine Biosciences Inc (a)	280	11
Everest Re Group Ltd	1,140	198	Nevro Corp (a)	350	16
First American Financial Corp	1,640	64	Novartis AG ADR	580	53
Hannover Rueck SE ADR	594	30	Novo Nordisk A/S ADR	1,206	65
Hartford Financial Services Group Inc/The	1,250	57	Pfizer Inc	17,093	537
Prudential PLC ADR	247	11	PRA Health Sciences Inc (a)	950	37
Reinsurance Group of America Inc	330	30	Prestige Brands Holdings Inc (a)	1,370	62
Sampo Oyj ADR	1,047	26	ProQR Therapeutics NV (a)	330	5
Travelers Cos Inc/The	415	41	Proteon Therapeutics Inc (a)	620	9
		$811	Revance Therapeutics Inc (a)	250	7
Internet - 2.22%			Roche Holding AG ADR	1,953	64
Amazon.com Inc (a)	360	184	Shire PLC ADR	233	48
CDW Corp/DE	1,450	59	Teva Pharmaceutical Industries Ltd ADR	607	34

See accompanying notes.

Schedule of Investments
Balanced Account
September 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value (000	's)

Pharmaceuticals (continued)			Telecommunications (continued)
Zafgen Inc (a)	280	$9	Verizon Communications Inc	1,516	$66
		$2,057			$1,009

Pipelines - 0.05%			Transportation - 0.28%
TransCanada Corp	699	22	Canadian National Railway Co	787	45
			Canadian Pacific Railway Ltd	154	22
			East Japan Railway Co ADR	808	11
Real Estate - 0.30%			Matson Inc	990	38
Brookfield Asset Management Inc	2,824	89	Navigator Holdings Ltd (a)	900	12
Jones Lang LaSalle Inc	320	46
		$135			$128
			TOTAL COMMON STOCKS		$27,158
REITS - 3.09%			INVESTMENT COMPANIES - 0.82%	Shares Held	Value (000	's)
Apartment Investment & Management Co	3,080	114
Colony Capital Inc	3,010	59	Publicly Traded Investment Fund - 0.82%
Duke Realty Corp	4,869	93	BlackRock Liquidity Funds FedFund Portfolio	370,149	370
Equity Residential	6,350	477
Extra Space Storage Inc	1,312	101	TOTAL INVESTMENT COMPANIES		$370
First Industrial Realty Trust Inc	1,740	37		Principal
Highwoods Properties Inc	1,430	55	BONDS- 23.86%	Amount (000's)	Value (000	's)
LaSalle Hotel Properties	1,204	34	Advertising - 0.01%
QTS Realty Trust Inc	1,320	58	MDC Partners Inc
Regency Centers Corp	1,430	89	6.75%, 04/01/2020(b)	$5	$5
Simon Property Group Inc	1,509	277
		$1,394
			Aerospace & Defense - 0.04%
Retail - 4.62%			Air 2 US
Brinker International Inc	880	46	8.03%, 10/01/2020(b),(c)	18	20
CK Hutchison Holdings Ltd ADR	2,730	36
CVS Health Corp	1,690	163
Darden Restaurants Inc	4,420	303	Agriculture - 0.25%
Foot Locker Inc	4,480	323	Altria Group Inc
Freshpet Inc (a)	950	10	2.85%, 08/09/2022	5	5
Kohl's Corp	940	44	4.50%, 05/02/2043	10	9
Lowe's Cos Inc	4,170	287	BAT International Finance PLC
			2.75%, 06/15/2020(b)	10	10
Macy's Inc	4,541	233
Office Depot Inc (a)	7,381	47	Philip Morris International Inc
Pandora A/S ADR	940	27	4.38%, 11/15/2041	10	10
Red Robin Gourmet Burgers Inc (a)	467	35	Pinnacle Operating Corp
Rite Aid Corp (a)	6,000	36	9.00%, 11/15/2020(b)	10	10
Target Corp	5,574	439	Reynolds American Inc
Wal-Mart Stores Inc	800	52	3.25%, 11/01/2022	20	20
		$2,081	4.45%, 06/12/2025	15	16
			5.70%, 08/15/2035	15	16
Semiconductors - 0.24%			5.85%, 08/15/2045	15	17
ARM Holdings PLC ADR	563	24			$113
Broadcom Corp	400	21
Intel Corp	1,320	40	Airlines - 0.18%
Qorvo Inc (a)	522	23	American Airlines 2014-1 Class A Pass
		$108	Through Trust
			3.70%, 04/01/2028	10	10
Software - 2.80%			American Airlines 2015-1 Class A Pass
2U Inc (a)	1,220	44	Through Trust
Appfolio Inc (a)	350	6	3.38%, 11/01/2028	20	20
Aspen Technology Inc (a)	1,160	44	United Airlines 2014-1 Class A Pass Through
Black Knight Financial Services Inc (a)	820	27	Trust
Broadridge Financial Solutions Inc	1,539	85	4.00%, 10/11/2027	15	15
Electronic Arts Inc (a)	5,715	387	United Airlines 2014-1 Class B Pass Through
Fiserv Inc (a)	914	79	Trust
Intuit Inc	1,750	155	4.75%, 10/11/2023	10	10
Microsoft Corp	6,062	268	United Airlines 2014-2 Class A Pass Through
MINDBODY Inc (a)	920	14	Trust
Oracle Corp	4,220	153	3.75%, 03/03/2028	15	15
		$1,262	US Airways 2001-1G Pass Through Trust
			7.08%, 09/20/2022	1	1

Telecommunications - 2.24%			US Airways 2013-1 Class A Pass Through
ARRIS Group Inc (a)	1,230	32	Trust
AT&T Inc	3,940	128	3.95%, 05/15/2027	9	9
BT Group PLC ADR	402	26
China Mobile Ltd ADR	480	29			$80
Cisco Systems Inc	19,270	506	Automobile Asset Backed Securities - 2.37%
Deutsche Telekom AG ADR	1,808	32	Ally Auto Receivables Trust 2014-SN1
KDDI Corp ADR	5,086	57	0.52%, 10/20/2016(d)	24	24
Nippon Telegraph & Telephone Corp ADR	2,300	81	AmeriCredit Automobile Receivables Trust
Plantronics Inc	1,030	52	2014-2
			0.48%, 10/10/2017(d)	13	13

See accompanying notes.

Schedule of Investments
Balanced Account
September 30, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Automobile Asset Backed Securities (continued)			Banks (continued)
Capital Auto Receivables Asset Trust 2014-2			BPCE SA
1.26%, 05/21/2018(d)	$75	$75	1.61%, 07/25/2017	$10	$10
Capital Auto Receivables Asset Trust 2015-2			CIT Group Inc
0.62%, 10/20/2017(d)	150	150	3.88%, 02/19/2019	10	10
CarMax Auto Owner Trust 2014-3			Citigroup Inc
0.55%, 08/15/2017	24	24	5.80%, 11/29/2049(d)	10	10
CarMax Auto Owner Trust 2015-2			City National Corp/CA
0.49%, 06/15/2018(d)	200	200	5.25%, 09/15/2020	50	57
Chesapeake Funding LLC			Goldman Sachs Group Inc/The
1.45%, 04/07/2024(b),(d)	59	59	2.38%, 01/22/2018	100	101
Drive Auto Receivables Trust 2015-D			2.55%, 10/23/2019	20	20
1.07%, 06/15/2018(b),(d)	360	360	2.60%, 04/23/2020	5	5
Honda Auto Receivables 2015-3 Owner			3.50%, 01/23/2025	10	10
Trust			3.85%, 07/08/2024	10	10
0.92%, 11/20/2017	100	100	5.15%, 05/22/2045	30	30
			5.38%, 03/15/2020	15	17
Santander Drive Auto Receivables Trust 2014-2			5.38%, 12/29/2049(d)	40	39
0.80%, 04/16/2018(d)	50	50	6.00%, 06/15/2020	15	17
Volkswagen Auto Lease Trust 2014-A			6.75%, 10/01/2037	10	12
0.52%, 10/20/2016(d)	14	13	JPMorgan Chase & Co
		$1,068	1.63%, 05/15/2018	35	35
			4.40%, 07/22/2020	80	86
Automobile Floor Plan Asset Backed Securities - 0.16%			4.95%, 06/01/2045	20	20
GE Dealer Floorplan Master Note Trust			5.00%, 12/29/2049(d)	20	20
0.60%, 07/20/2019(d)	75	74
			Morgan Stanley
			1.75%, 02/25/2016	15	15
Automobile Manufacturers - 0.67%			2.38%, 07/23/2019	60	60
American Honda Finance Corp			2.65%, 01/27/2020	5	5
2.45%, 09/24/2020	15	15	4.00%, 07/23/2025	30	31
Ford Motor Co			4.10%, 05/22/2023	20	20
4.75%, 01/15/2043	15	14	5.00%, 11/24/2025	30	32
7.40%, 11/01/2046	15	19	5.55%, 12/29/2049(d)	10	10
General Motors Co			Royal Bank of Scotland Group PLC
3.50%, 10/02/2018	40	40	5.13%, 05/28/2024	5	5
4.88%, 10/02/2023	10	10	6.13%, 12/15/2022	5	5
General Motors Financial Co Inc			Santander UK Group Holdings PLC
3.25%, 05/15/2018	30	31	4.75%, 09/15/2025(b)	200	198
3.45%, 04/10/2022	10	10	Wells Fargo & Co
Hyundai Capital America			2.60%, 07/22/2020	15	15
2.55%, 02/06/2019(b)	60	60	3.90%, 05/01/2045	10	9
Navistar International Corp			5.87%, 12/29/2049(d)	15	15
8.25%, 11/01/2021	40	32	5.90%, 12/29/2049(d)	20	20
Nissan Motor Acceptance Corp					$1,237
0.88%, 03/03/2017(b),(d)	30	30
Toyota Motor Credit Corp			Beverages - 0.18%
0.68%, 01/17/2019 (d)	25	25	Anheuser-Busch Cos LLC
2.00%, 10/24/2018	15	15	5.60%, 03/01/2017	25	26
			Constellation Brands Inc
		$301	3.75%, 05/01/2021	20	20
Automobile Parts & Equipment - 0.06%			4.25%, 05/01/2023	5	5
Dana Holding Corp			Corp Lindley SA
5.38%, 09/15/2021	10	10	6.75%, 11/23/2021(b)	15	17
5.50%, 12/15/2024	5	5	6.75%, 11/23/2021	10	11
6.00%, 09/15/2023	5	5			$79
Lear Corp
5.25%, 01/15/2025	10	9	Biotechnology - 0.39%
			Celgene Corp
		$29	2.13%, 08/15/2018	25	25
Banks - 2.74%			2.88%, 08/15/2020	15	15
Associated Banc-Corp			3.88%, 08/15/2025	10	10
2.75%, 11/15/2019	10	10	4.63%, 05/15/2044	10	10
4.25%, 01/15/2025	35	36	5.00%, 08/15/2045	10	10
5.13%, 03/28/2016	65	66	5.25%, 08/15/2043	5	5
Bank of America Corp			Genzyme Corp
3.95%, 04/21/2025	15	15	5.00%, 06/15/2020	15	17
4.10%, 07/24/2023	10	10	Gilead Sciences Inc
4.20%, 08/26/2024	20	20	2.55%, 09/01/2020	40	40
4.25%, 10/22/2026	31	31	3.05%, 12/01/2016	10	10
6.10%, 12/29/2049(d)	10	10	3.65%, 03/01/2026	25	25
Bank of New York Mellon Corp/The			4.60%, 09/01/2035	5	5
2.60%, 08/17/2020	45	46	4.75%, 03/01/2046	5	5
4.95%, 12/29/2049(d)	45	44			$177

See accompanying notes.

Schedule of Investments
Balanced Account
September 30, 2015 (unaudited)

Principal					Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)

Building Materials - 0.31%			Commercial Mortgage Backed Securities (continued)
CRH America Inc			Morgan Stanley Bank of America Merrill
8.13%, 07/15/2018	$45	$52	Lynch Trust 2014-C18
Martin Marietta Materials Inc			4.59%, 10/15/2047(d)		$50	$53
1.43%, 06/30/2017(d)	65	65	UBS Commercial Mortgage Trust 2012-C1
4.25%, 07/02/2024	15	15	3.40%, 05/10/2045(d)		55	58
Norbord Inc			UBS-Barclays Commercial Mortgage Trust
5.38%, 12/01/2020(b)	5	5	2013	-C5
Vulcan Materials Co			3.18%, 03/10/2046(d)		15	15
4.50%, 04/01/2025	5	5	Wachovia Bank Commercial Mortgage Trust
		$142	Series 2007-C34
			5.68%, 05/15/2046(d)		107	113
Chemicals - 0.21%			WFRBS Commercial Mortgage Trust 2013-
A Schulman Inc			C12
6.88%, 06/01/2023(b)	15	14	1.61%, 03/15/2048(b),(d)		583	42
Agrium Inc						$838
3.38%, 03/15/2025	20	19
Aruba Investments Inc			Commercial Services - 0.06%
8.75%, 02/15/2023(b)	5	5	Ahern Rentals Inc
CF Industries Inc			7.38%, 05/15/2023(b)		5	4
4.95%, 06/01/2043	5	5	ERAC USA Finance LLC
5.15%, 03/15/2034	10	10	3.85%, 11/15/2024(b)		5	5
Dow Chemical Co/The			4.50%, 02/15/2045(b)		15	14
4.38%, 11/15/2042	5	4	Jurassic Holdings III Inc
Eagle Spinco Inc			6.88%, 02/15/2021(b)		5	4
4.63%, 02/15/2021	10	8				$27
LYB International Finance BV
4.88%, 03/15/2044	10	9	Computers - 0.50%
			Apple Inc
Monsanto Co			0.55%, 05/03/2018(d)		50	50
3.95%, 04/15/2045	5	4	0.60%, 05/06/2019(d)		10	10
NOVA Chemicals Corp
5.00%, 05/01/2025(b)	5	5	2.85%, 05/06/2021		5	5
5.25%, 08/01/2023(b)	10	10	3.45%, 02/09/2045		5	4
		$93	4.38%, 05/13/2045		15	15
			Hewlett Packard Enterprise Co
Commercial Mortgage Backed Securities - 1.86%			3.60%, 10/15/2020(b),(c),(e)		30	30
BCRR Trust 2009-1			4.90%, 10/15/2025(b),(c),(e)		30	30
5.86%, 07/17/2040(b)	25	26	6.20%, 10/15/2035(b),(c),(e)		20	20
CD 2006-CD3 Mortgage Trust			6.35%, 10/15/2045(b),(c),(e)		15	15
5.62%, 10/15/2048	25	25	Hewlett-Packard Co
Citigroup Commercial Mortgage Trust 2015-			3.00%, 09/15/2016		5	5
GC27			6.00%, 09/15/2041		10	10
3.14%, 02/10/2048(d)	75	75	NCR Corp
Citigroup Commercial Mortgage Trust 2015-			4.63%, 02/15/2021		5	5
GC29			Seagate HDD Cayman
3.19%, 04/10/2048(d)	50	50	4.88%, 06/01/2027(b)		5	4
4.29%, 04/10/2048(d)	100	96	5.75%, 12/01/2034(b)		25	24
COMM 2014-CCRE17 Mortgage Trust						$227
4.90%, 05/10/2047(d)	50	52
Credit Suisse First Boston Mortgage Securities			Consumer Products - 0.01%
Corp			Spectrum Brands Inc
0.58%, 11/15/2037(b),(d)	41	—	5.75%, 07/15/2025(b)		5	5
4.77%, 07/15/2037	1	1
CSMC Series 2009-RR3			Credit Card Asset Backed Securities - 0.78%
5.34%, 12/15/2043(b),(d)	25	26	BA Credit Card Trust
GE Commercial Mortgage Corp Series 2007-			0.48%, 09/16/2019(d)		75	75
C1 Trust			0.50%, 01/15/2020(d)		75	75
5.61%, 12/10/2049(d)	100	104	Barclays Dryrock Issuance Trust
GS Mortgage Securities Trust 2013-GCJ12			0.55%, 03/16/2020(d)		100	100
3.78%, 06/10/2046(d)	25	25	Citibank Credit Card Issuance Trust
JP Morgan Chase Commercial Mortgage			0.40%, 08/24/2018(d)		100	100
Securities Trust 2006-CIBC17						$350
5.43%, 12/12/2043	24	25
LB-UBS Commercial Mortgage Trust 2005-			Distribution & Wholesale - 0.04%
C7			Global Partners LP / GLP Finance Corp
5.32%, 11/15/2040	18	18	7.00%, 06/15/2023(b)		5	4
LB-UBS Commercial Mortgage Trust 2007-			WW Grainger Inc
C2			4.60%, 06/15/2045		15	16
5.43%, 02/15/2040	8	8				$20
Morgan Stanley Bank of America Merrill			Diversified Financial Services - 0.53%
Lynch Trust 2013-C9			Aircastle Ltd
3.46%, 05/15/2046	25	26	4.63%, 12/15/2018		5	5
			5.13%, 03/15/2021		10	10
			7.63%, 04/15/2020		5	6

See accompanying notes.

Schedule of Investments
Balanced Account
September 30, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Diversified Financial Services (continued)			Electric (continued)
Ally Financial Inc			Pacific Gas & Electric Co
3.60%, 05/21/2018	$15	$15	3.50%, 06/15/2025	$10	$10
Credit Acceptance Corp			4.45%, 04/15/2042	5	5
6.13%, 02/15/2021	25	25	PacifiCorp
7.38%, 03/15/2023(b)	5	5	3.85%, 06/15/2021	10	11
Denali Borrower LLC / Denali Finance Corp			PPL Electric Utilities Corp
5.63%, 10/15/2020(b)	5	5	3.00%, 09/15/2021	5	5
General Electric Capital Corp			4.75%, 07/15/2043	5	6
5.25%, 06/29/2049(d)	20	21	PPL WEM Ltd / Western Power Distribution
5.30%, 02/11/2021	70	80	Ltd
5.88%, 01/14/2038	10	12	3.90%, 05/01/2016(b)	15	15
Icahn Enterprises LP / Icahn Enterprises			5.38%, 05/01/2021(b)	25	28
Finance Corp			Puget Energy Inc
6.00%, 08/01/2020	5	5	6.00%, 09/01/2021	15	17
International Lease Finance Corp			Southern California Edison Co
6.25%, 05/15/2019	5	5	3.60%, 02/01/2045	15	14
National Rural Utilities Cooperative Finance			4.05%, 03/15/2042	15	15
Corp			Virginia Electric & Power Co
4.75%, 04/30/2043(d)	10	10	4.00%, 01/15/2043	5	5
OneMain Financial Holdings Inc			4.65%, 08/15/2043	5	5
7.25%, 12/15/2021(b)	10	10			$400
Springleaf Finance Corp
5.25%, 12/15/2019	10	10	Electronics - 0.11%
			Keysight Technologies Inc
Synchrony Financial			3.30%, 10/30/2019(b)	20	20
2.70%, 02/03/2020	15	15	4.55%, 10/30/2024(b)	10	10
		$239	Sanmina Corp
Electric - 0.89%			4.38%, 06/01/2019(b)	20	20
Alabama Power Co					$50
3.75%, 03/01/2045	10	9
3.85%, 12/01/2042	10	9	Engineering & Construction - 0.06%
4.15%, 08/15/2044	15	15	SBA Tower Trust
			2.90%, 10/15/2044(b)	25	25
CMS Energy Corp
4.70%, 03/31/2043	5	5
4.88%, 03/01/2044	5	5	Entertainment - 0.22%
Commonwealth Edison Co			CCM Merger Inc
3.70%, 03/01/2045	10	9	9.13%, 05/01/2019(b)	20	21
3.80%, 10/01/2042	5	5	Cinemark USA Inc
4.60%, 08/15/2043	10	11	4.88%, 06/01/2023	5	5
Consolidated Edison Co of New York Inc			DreamWorks Animation SKG Inc
4.63%, 12/01/2054	10	10	6.88%, 08/15/2020(b)	10	10
Dominion Resources Inc/VA			Peninsula Gaming LLC / Peninsula Gaming
3.90%, 10/01/2025	15	15	Corp
DTE Energy Co			8.38%, 02/15/2018(b)	5	5
6.38%, 04/15/2033	15	19	Regal Entertainment Group
Duke Energy Carolinas LLC			5.75%, 03/15/2022	10	10
4.00%, 09/30/2042	10	10	WMG Acquisition Corp
Dynegy Inc			6.00%, 01/15/2021(b)	13	13
7.38%, 11/01/2022	10	10	WMG Holdings Corp
Edison International			13.75%, 10/01/2019	35	37
3.75%, 09/15/2017	10	10			$101
Electricite de France SA
2.15%, 01/22/2019(b)	5	5	Environmental Control - 0.06%
Elwood Energy LLC			Republic Services Inc
8.16%, 07/05/2026	16	18	3.80%, 05/15/2018	25	26
Exelon Corp
2.85%, 06/15/2020	15	15	Food- 0.31%
3.95%, 06/15/2025	10	10	BI-LO LLC / BI-LO Finance Corp
Florida Power & Light Co			9.25%, 02/15/2019(b)	5	5
4.05%, 06/01/2042	10	10	Ingles Markets Inc
4.13%, 02/01/2042	5	5	5.75%, 06/15/2023	5	5
Kentucky Utilities Co			JBS USA LLC / JBS USA Finance Inc
3.30%, 10/01/2025	15	15	5.75%, 06/15/2025(b)	5	5
Louisville Gas & Electric Co			JM Smucker Co/The
3.30%, 10/01/2025	20	20	4.38%, 03/15/2045(b)	20	19
Northern States Power Co/MN			Kraft Heinz Foods Co
3.40%, 08/15/2042	5	4	2.80%, 07/02/2020(b)	15	15
NRG Energy Inc			5.00%, 07/15/2035(b)	5	6
6.25%, 05/01/2024	5	4	5.20%, 07/15/2045(b)	35	37
8.25%, 09/01/2020	10	10	Post Holdings Inc
Oncor Electric Delivery Co LLC			7.75%, 03/15/2024(b)	5	5
5.25%, 09/30/2040	5	6

See accompanying notes.

Schedule of Investments
Balanced Account
September 30, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Food (continued)			Home Builders (continued)
Smithfield Foods Inc			Lennar Corp
5.88%, 08/01/2021(b)	$5	$5	4.13%, 12/01/2018	$5	$5
Wm Wrigley Jr Co			4.75%, 11/15/2022(d)	5	5
2.40%, 10/21/2018(b)	10	10	WCI Communities Inc
3.38%, 10/21/2020(b)	25	26	6.88%, 08/15/2021	15	15
		$138	Woodside Homes Co LLC / Woodside Homes
			Finance Inc
Forest Products & Paper - 0.06%			6.75%, 12/15/2021(b)	5	5
Cascades Inc					$45
5.50%, 07/15/2022(b)	5	4
Domtar Corp			Home Equity Asset Backed Securities - 0.04%
6.25%, 09/01/2042	20	20	Specialty Underwriting & Residential Finance
Tembec Industries Inc			Trust Series 2004-BC1
9.00%, 12/15/2019(b)	5	4	0.96%, 02/25/2035(d)	21	20
		$28

Healthcare - Products - 0.43%			Insurance - 1.11%
Becton Dickinson and Co			American International Group Inc
2.68%, 12/15/2019	15	15	3.75%, 07/10/2025	30	31
Hill-Rom Holdings Inc			4.50%, 07/16/2044	45	44
5.75%, 09/01/2023(b),(d)	5	5	4.80%, 07/10/2045	10	10
Kinetic Concepts Inc / KCI USA Inc			CNO Financial Group Inc
10.50%, 11/01/2018	10	11	4.50%, 05/30/2020	15	15
Mallinckrodt International Finance SA /			Liberty Mutual Group Inc
Mallinckrodt CB LLC			5.00%, 06/01/2021(b)	15	17
5.63%, 10/15/2023(b)	5	5	7.00%, 03/07/2067(b),(d)	15	14
Medtronic Inc			7.80%, 03/07/2087(b)	20	23
2.50%, 03/15/2020	20	20	Metropolitan Life Global Funding I
4.38%, 03/15/2035	30	30	2.30%, 04/10/2019(b)	150	152
4.63%, 03/15/2045	35	36	Prudential Financial Inc
Universal Hospital Services Inc			5.38%, 05/15/2045(d)	25	25
7.63%, 08/15/2020	10	9	Teachers Insurance & Annuity Association of
Zimmer Biomet Holdings Inc			America
2.70%, 04/01/2020	35	35	4.90%, 09/15/2044(b)	15	15
3.15%, 04/01/2022	20	20	TIAA Asset Management Finance Co LLC
3.55%, 04/01/2025	10	10	2.95%, 11/01/2019(b)	40	41
		$196	Voya Financial Inc
			5.65%, 05/15/2053(d)	30	30
Healthcare - Services - 0.69%			XLIT Ltd
Anthem Inc			4.45%, 03/31/2025	60	60
3.50%, 08/15/2024	25	25	5.50%, 03/31/2045	25	24
4.63%, 05/15/2042	10	10			$501
4.65%, 01/15/2043	5	5
4.65%, 08/15/2044	5	5	Internet - 0.02%
Centene Corp			Zayo Group LLC / Zayo Capital Inc
4.75%, 05/15/2022	70	70	6.00%, 04/01/2023(b)	5	5
5.75%, 06/01/2017	14	15	10.13%, 07/01/2020	3	3
Fresenius Medical Care US Finance II Inc					$8
5.88%, 01/31/2022(b)	5	5
			Iron & Steel - 0.14%
HCA Inc
4.75%, 05/01/2023	10	10	AK Steel Corp
5.25%, 04/15/2025	20	21	7.63%, 05/15/2020	5	3
			ArcelorMittal
5.88%, 03/15/2022	5	5	7.75%, 10/15/2039(d)	30	25
MPH Acquisition Holdings LLC
6.63%, 04/01/2022(b)	10	10	Commercial Metals Co
			7.35%, 08/15/2018	25	26
UnitedHealth Group Inc			Signode Industrial Group Lux SA/Signode
1.90%, 07/16/2018	10	10	Industrial Group US Inc
2.70%, 07/15/2020	15	15	6.38%, 05/01/2022 (b)	10	9
4.63%, 07/15/2035	25	26
4.75%, 07/15/2045	20	21			$63
WellCare Health Plans Inc			Leisure Products & Services - 0.02%
5.75%, 11/15/2020	55	57	Harley-Davidson Inc
		$310	4.63%, 07/28/2045	5	5
			NCL Corp Ltd
Holding Companies - Diversified - 0.04%			5.25%, 11/15/2019(b)	5	5
Argos Merger Sub Inc
7.13%, 03/15/2023(b)	5	5			$10
MUFG Americas Holdings Corp			Lodging - 0.08%
3.00%, 02/10/2025	15	14	Boyd Gaming Corp
		$19	6.88%, 05/15/2023	5	5
			MGM Resorts International
Home Builders - 0.10%			6.00%, 03/15/2023	5	5
Beazer Homes USA Inc			6.63%, 12/15/2021	5	5
6.63%, 04/15/2018	15	15	10.00%, 11/01/2016	5	5

See accompanying notes.

Schedule of Investments
Balanced Account
September 30, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Lodging (continued)			Metal Fabrication & Hardware - 0.02%
Wyndham Worldwide Corp			Wise Metals Intermediate Holdings LLC/Wise
2.50%, 03/01/2018	$15	$15	Holdings Finance Corp
		$35	9.75%, PIK 10.50%, 06/15/2019(b),(f)	$10	$10

Machinery - Construction & Mining - 0.01%
Vander Intermediate Holding II Corp			Mining - 0.24%
9.75%, PIK 9.75%, 02/01/2019(b),(f)	5	4	Barrick Gold Corp
			3.85%, 04/01/2022	20	18
			Barrick North America Finance LLC
Machinery - Diversified - 0.01%			4.40%, 05/30/2021	10	10
CNH Industrial Capital LLC
3.88%, 07/16/2018(b)	5	5	BHP Billiton Finance USA Ltd
			2.05%, 09/30/2018	10	10
			FMG Resources August 2006 Pty Ltd
Media- 1.05%			8.25%, 11/01/2019(b)	15	12
21st Century Fox America Inc			Freeport-McMoRan Inc
4.75%, 09/15/2044	10	10	4.00%, 11/14/2021	20	16
5.40%, 10/01/2043	5	5	5.40%, 11/14/2034	5	3
6.15%, 02/15/2041	10	11	Newmont Mining Corp
Cablevision Systems Corp			4.88%, 03/15/2042	15	12
8.00%, 04/15/2020	10	9	Rio Tinto Finance USA Ltd
CBS Corp			4.13%, 05/20/2021	10	10
4.60%, 01/15/2045	5	4	9.00%, 05/01/2019	10	12
5.75%, 04/15/2020	15	17	Taseko Mines Ltd
CCO Holdings LLC / CCO Holdings Capital			7.75%, 04/15/2019	5	3
Corp					$106
5.13%, 05/01/2023(b)	15	14
CCO Safari II LLC			Miscellaneous Manufacturers - 0.22%
3.58%, 07/23/2020(b)	15	15	Bombardier Inc
			7.50%, 03/15/2025(b)	5	4
4.91%, 07/23/2025(b)	20	20
6.48%, 10/23/2045(b)	5	5	Ingersoll-Rand Global Holding Co Ltd
6.83%, 10/23/2055(b)	10	10	2.88%, 01/15/2019	10	10
Comcast Corp			5.75%, 06/15/2043	5	5
3.38%, 02/15/2025	10	10	Ingersoll-Rand Luxembourg Finance SA
4.60%, 08/15/2045	5	5	2.63%, 05/01/2020	15	15
			3.55%, 11/01/2024	25	25
6.40%, 03/01/2040	20	25	4.65%, 11/01/2044	5	5
6.50%, 11/15/2035	5	6
			Tyco Electronics Group SA
DIRECTV Holdings LLC / DIRECTV			3.50%, 02/03/2022	25	26
Financing Co Inc
3.80%, 03/15/2022	10	10	Tyco International Finance SA
6.00%, 08/15/2040	15	15	5.13%, 09/14/2045	10	10
6.38%, 03/01/2041	10	11			$100
DISH DBS Corp			Mortgage Backed Securities - 0.12%
4.25%, 04/01/2018	5	5	Fannie Mae Interest Strip
5.88%, 07/15/2022	15	13	4.50%, 10/25/2035(d)	273	15
5.88%, 11/15/2024	10	9	Freddie Mac REMICS
6.75%, 06/01/2021	10	10	0.81%, 08/15/2018(d)	6	6
7.88%, 09/01/2019	10	10	1.25%, 09/15/2033	17	17
Grupo Televisa SAB			3.50%, 02/15/2025(d)	280	17
6.63%, 01/15/2040	35	38			$55
NBCUniversal Media LLC
2.88%, 01/15/2023	35	35	Office & Business Equipment - 0.07%
RCN Telecom Services LLC / RCN Capital			Xerox Corp
Corp			2.95%, 03/15/2017	5	5
8.50%, 08/15/2020(b)	10	10	3.50%, 08/20/2020	10	10
Time Warner Cable Inc			6.75%, 02/01/2017	5	6
4.13%, 02/15/2021	35	36	6.75%, 12/15/2039	10	11
6.75%, 07/01/2018	5	6			$32
Time Warner Inc			Oil & Gas - 1.12%
2.10%, 06/01/2019	10	10	Anadarko Petroleum Corp
4.05%, 12/15/2023	10	10	3.45%, 07/15/2024	20	19
6.25%, 03/29/2041	30	35	6.45%, 09/15/2036	5	5
Univision Communications Inc
8.50%, 05/15/2021(b)	10	10	Apache Corp
			4.25%, 01/15/2044	10	8
Viacom Inc			4.75%, 04/15/2043	5	4
4.85%, 12/15/2034	15	13	Baytex Energy Corp
WideOpenWest Finance LLC /			5.13%, 06/01/2021(b)	5	4
WideOpenWest Capital Corp			BP Capital Markets PLC
13.38%, 10/15/2019	20	21	0.85%, 05/10/2019(d)	50	49
		$473	Chaparral Energy Inc
			7.63%, 11/15/2022	10	3
			Chesapeake Energy Corp
			3.54%, 04/15/2019(d)	5	4

See accompanying notes.

Schedule of Investments
Balanced Account
September 30, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's) Value (000's)

Oil & Gas (continued)			Oil & Gas (continued)
Chesapeake Energy Corp (continued)			WPX Energy Inc
4.88%, 04/15/2022	$5	$3	7.50%, 08/01/2020	$5	$5
6.13%, 02/15/2021	5	3			$504
ConocoPhillips Co
1.22%, 05/15/2022(d)	20	20	Oil & Gas Services - 0.03%
Continental Resources Inc/OK			Weatherford International LLC
3.80%, 06/01/2024	15	12	6.35%, 06/15/2017	5	5
4.50%, 04/15/2023	10	9	Weatherford International Ltd/Bermuda
Denbury Resources Inc			5.95%, 04/15/2042	10	7
5.50%, 05/01/2022	10	6			$12
Devon Energy Corp			Other Asset Backed Securities - 0.18%
2.25%, 12/15/2018	25	25	Countrywide Asset-Backed Certificates
Encana Corp			1.80%, 01/25/2034(d)	53	50
5.15%, 11/15/2041	10	8	JP Morgan Mortgage Acquisition Trust 2007-
EP Energy LLC / Everest Acquisition Finance			CH3
Inc			0.34%, 03/25/2037(d)	31	31
9.38%, 05/01/2020	30	26			$81
Halcon Resources Corp
9.75%, 07/15/2020	5	2	Packaging & Containers - 0.25%
Kerr-McGee Corp			Beverage Packaging Holdings Luxembourg II
7.88%, 09/15/2031	5	6	SA / Beverage Packaging Holdings II
Linn Energy LLC / Linn Energy Finance			5.63%, 12/15/2016(b)	5	5
Corp			Coveris Holding Corp
6.25%, 11/01/2019(d)	5	1	10.00%, 06/01/2018(b)	15	15
6.50%, 05/15/2019	5	1	Crown Cork & Seal Co Inc
Nabors Industries Inc			7.38%, 12/15/2026	8	9
2.35%, 09/15/2016	10	10	Packaging Corp of America
Noble Energy Inc			4.50%, 11/01/2023	20	21
3.90%, 11/15/2024	20	19	Reynolds Group Issuer Inc / Reynolds Group
5.05%, 11/15/2044	10	9	Issuer LLC / Reynolds Group Issuer
Northern Blizzard Resources Inc			(Luxembourg) S.A.
7.25%, 02/01/2022(b)	6	5	5.75%, 10/15/2020	30	30
Oasis Petroleum Inc			Rock-Tenn Co
6.50%, 11/01/2021	10	8	3.50%, 03/01/2020	30	31
Ocean Rig UDW Inc					$111
7.25%, 04/01/2019(b)	5	3
			Pharmaceuticals - 0.60%
PDC Energy Inc			AbbVie Inc
7.75%, 10/15/2022	10	10	1.80%, 05/14/2018	50	50
Petroleos Mexicanos			2.50%, 05/14/2020	25	25
4.50%, 01/23/2026(b)	25	23
			3.60%, 05/14/2025	5	5
Phillips 66			4.70%, 05/14/2045	15	15
4.65%, 11/15/2034	10	10	Actavis Funding SCS
4.88%, 11/15/2044	5	5	3.00%, 03/12/2020	15	15
Pride International Inc			3.45%, 03/15/2022	25	25
6.88%, 08/15/2020	5	5	4.55%, 03/15/2035	10	9
QEP Resources Inc			Forest Laboratories LLC
5.25%, 05/01/2023	10	8	5.00%, 12/15/2021(b)	25	27
Rowan Cos Inc			Hospira Inc
5.00%, 09/01/2017	15	15	5.20%, 08/12/2020	10	11
5.40%, 12/01/2042	15	9	Merck & Co Inc
Seventy Seven Operating LLC			1.30%, 05/18/2018	20	20
6.63%, 11/15/2019	5	3	Omnicare Inc
Shell International Finance BV			4.75%, 12/01/2022	25	27
3.25%, 05/11/2025	15	15	5.00%, 12/01/2024	5	5
4.38%, 05/11/2045	20	20	Valeant Pharmaceuticals International Inc
Southwestern Energy Co			5.38%, 03/15/2020(b)	5	5
4.05%, 01/23/2020	35	35	5.50%, 03/01/2023(b)	5	5
Sunoco LP / Sunoco Finance Corp			5.88%, 05/15/2023(b)	5	5
5.50%, 08/01/2020(b)	5	5
			7.50%, 07/15/2021(b)	10	10
6.38%, 04/01/2023(b)	5	5
			Wyeth LLC
Talisman Energy Inc			6.00%, 02/15/2036	5	6
3.75%, 02/01/2021	10	9	Zoetis Inc
5.50%, 05/15/2042	20	15	1.15%, 02/01/2016	5	5
7.75%, 06/01/2019	20	22			$270
Ultra Petroleum Corp
6.13%, 10/01/2024(b)	5	3	Pipelines - 0.73%
Whiting Canadian Holding Co ULC			Boardwalk Pipelines LP
8.13%, 12/01/2019	5	5	3.38%, 02/01/2023	15	13
Woodside Finance Ltd			Columbia Pipeline Group Inc
3.65%, 03/05/2025(b)	5	5	3.30%, 06/01/2020(b)	20	20
			Enable Midstream Partners LP
			3.90%, 05/15/2024(b)	10	9

See accompanying notes.

Schedule of Investments
Balanced Account
September 30, 2015 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)

Pipelines (continued)			REITS (continued)
Enbridge Inc			Ventas Realty LP
0.78%, 06/02/2017(d)	$30	$29	1.55%, 09/26/2016		$15	$15
3.50%, 06/10/2024	20	18				$138
Energy Transfer Equity LP
5.88%, 01/15/2024	5	5	Retail - 0.57%
			1011778 BC ULC / New Red Finance Inc
Energy Transfer Partners LP			4.63%, 01/15/2022(b)		5	5
4.05%, 03/15/2025	20	18

4.15%, 10/01/2020	10	10	Building Materials Holding Corp		15	16
4.90%, 03/15/2035	5	4	9.00%, 09/15/2018 (b)
EnLink Midstream Partners LP			CVS Health Corp
4.15%, 06/01/2025	15	14	2.80%, 07/20/2020		15	15
4.40%, 04/01/2024	5	5	4.13%, 05/15/2021		15	16
5.05%, 04/01/2045	10	8	4.88%, 07/20/2035		25	26
Enterprise Products Operating LLC			5.13%, 07/20/2045		35	38
3.70%, 02/15/2026	5	5	CVS Pass-Through Trust
			5.93%, 01/10/2034(b)		9	11
4.90%, 05/15/2046	10	9	7.51%, 01/10/2032(b)		4	5

Kinder Morgan Energy Partners LP			Dollar Tree Inc
4.70%, 11/01/2042	15	11	5.75%, 03/01/2023 (b)		5	5
5.63%, 09/01/2041	10	8
Kinder Morgan Inc/DE			Home Depot Inc/The
3.05%, 12/01/2019	15	15	3.35%, 09/15/2025		20	20
ONEOK Partners LP			JC Penney Corp Inc
4.90%, 03/15/2025	10	9	5.65%, 06/01/2020		15	14
Sabine Pass Liquefaction LLC			Landry's Holdings II Inc
5.63%, 03/01/2025(b)	20	18	10.25%, 01/01/2018(b)		15	15
TransCanada PipeLines Ltd			Macy's Retail Holdings Inc
4.63%, 03/01/2034	10	10	5.90%, 12/01/2016		36	38
5.00%, 10/16/2043	5	5	Michaels Stores Inc
			5.88%, 12/15/2020(b)		5	5
7.13%, 01/15/2019	5	6
			Neiman Marcus Group LTD LLC
Western Gas Partners LP			8.75%, 10/15/2021 (b)		5	5
5.45%, 04/01/2044	15	14
			Petco Holdings Inc
Williams Cos Inc/The			8.50%, PIK 9.25%, 10/15/2017(b),(f)		20	20
7.88%, 09/01/2021	20	20
			Tops Holding LLC / Tops Markets II Corp
Williams Partners LP			8.00%, 06/15/2022 (b)		5	5
3.60%, 03/15/2022	20	18
Williams Partners LP / ACMP Finance Corp						$259
4.88%, 05/15/2023	25	23	Semiconductors - 0.10%
4.88%, 03/15/2024	5	4	Applied Materials Inc
		$328	3.90%, 10/01/2025		15	15
Real Estate - 0.05%			Micron Technology Inc
			5.25%, 01/15/2024(b)		5	5
Crescent Resources LLC / Crescent Ventures
Inc			QUALCOMM Inc
10.25%, 08/15/2017(b)	10	10	4.65%, 05/20/2035		20	18
Prologis LP			4.80%, 05/20/2045		10	9
4.25%, 08/15/2023	10	11				$47
		$21	Software - 0.16%
			Activision Blizzard Inc
			5.63%, 09/15/2021(b)		20	21
REITS- 0.31%
DDR Corp			MSCI Inc
3.63%, 02/01/2025	20	19	5.75%, 08/15/2025	(b)	5	5
DuPont Fabros Technology LP
5.88%, 09/15/2021	5	5	Oracle Corp
Equinix Inc			2.95%, 05/15/2025		35	34
4.88%, 04/01/2020	5	5	4.13%, 05/15/2045		10	9
5.38%, 01/01/2022	5	5	4.38%, 05/15/2055		5	5
5.38%, 04/01/2023	5	5				$74
Hospitality Properties Trust			Sovereign - 0.39%
4.50%, 06/15/2023	5	5	Hungary Government International Bond
iStar Inc			5.38%, 02/21/2023		10	11
4.88%, 07/01/2018	5	5	Mexico Government International Bond
9.00%, 06/01/2017	5	5	3.50%, 01/21/2021		60	61
Retail Properties of America Inc			Peruvian Government International Bond
4.00%, 03/15/2025	15	15	4.13%, 08/25/2027		25	25
Scentre Group Trust 1 / Scentre Group Trust			Poland Government International Bond
2			3.00%, 03/17/2023		45	45
2.38%, 04/28/2021(b)	25	24	Romanian Government International Bond
Select Income REIT			4.88%, 01/22/2024(b)		30	32
4.15%, 02/01/2022	15	15				$174
Simon Property Group LP
2.50%, 09/01/2020	15	15	Student Loan Asset Backed Securities - 0.72%
			Navient Student Loan Trust 2014-8
			0.47%, 08/25/2020(d)		63	63

See accompanying notes.

Schedule of Investments
Balanced Account
September 30, 2015 (unaudited)

Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Student Loan Asset Backed Securities (continued)			Transportation (continued)
Navient Student Loan Trust 2015-1			Navios Maritime Acquisition Corp / Navios
0.49%, 09/26/2022(d)	$128	$128	Acquisition Finance US Inc
SLM Private Education Loan Trust 2012-E			8.13%, 11/15/2021(b)	$20	$18
0.96%, 10/16/2023(b),(d)	43	43	Navios Maritime Holdings Inc / Navios
SLM Private Education Loan Trust 2013-A			Maritime Finance II US Inc
0.81%, 08/15/2022(b),(d)	78	78	7.38%, 01/15/2022(b)	10	8
SLM Student Loan Trust 2008-5			Navios South American Logistics Inc / Navios
1.60%, 01/25/2018(d)	6	6	Logistics Finance US Inc
SLM Student Loan Trust 2008-6			7.25%, 05/01/2022(b)	5	5
0.85%, 10/25/2017(d)	6	6			$79

		$324	Trucking & Leasing - 0.02%
Telecommunications - 0.98%			Penske Truck Leasing Co Lp / PTL Finance
AT&T Inc			Corp
1.24%, 11/27/2018(d)	10	10	3.38%, 02/01/2022(b)	10	10
2.38%, 11/27/2018	5	5
2.45%, 06/30/2020	45	44	TOTAL BONDS		$10,757
3.40%, 05/15/2025	15	14	SENIOR FLOATING RATE INTERESTS - Principal
4.35%, 06/15/2045	5	4	0.08%	Amount (000's) Value (000's)
4.45%, 05/15/2021	15	16
4.50%, 05/15/2035	30	27	Forest Products & Paper - 0.01%
			Caraustar Industries Inc, Term Loan B
CC Holdings GS V LLC / Crown Castle GS			8.00%, 04/26/2019(d)	$5	$5
III Corp
3.85%, 04/15/2023	30	30
CenturyLink Inc			Healthcare - Products - 0.01%
5.63%, 04/01/2025(b)	5	4	Accellent Inc, Term Loan
Embarq Corp			4.32%, 02/19/2021(d)	5	5
8.00%, 06/01/2036	5	5
Frontier Communications Corp
11.00%, 09/15/2025(b)	5	5	Machinery - Diversified - 0.01%
10.50%, 09/15/2022(b)	10	10	SIG Combibloc PurchaseCo Sarl, Term Loan
			B
Goodman Networks Inc			4.25%, 03/11/2022(d)	5	5
12.13%, 07/01/2018	5	3
Intelsat Luxembourg SA
7.75%, 06/01/2021	20	13	Oil & Gas - 0.03%
8.13%, 06/01/2023	15	10	Seadrill Operating LP, Term Loan B
Level 3 Communications Inc			4.00%, 02/12/2021(d)	20	12
5.75%, 12/01/2022	5	5
Level 3 Financing Inc
5.38%, 08/15/2022	5	5	Retail - 0.02%
6.13%, 01/15/2021	5	5	Academy Ltd, Term Loan B
			5.00%, 06/16/2022(d)	9	9
Sprint Capital Corp
6.88%, 11/15/2028	10	7
Sprint Communications Inc			TOTAL SENIOR FLOATING RATE INTERESTS		$36
7.00%, 08/15/2020	20	17	U.S. GOVERNMENT & GOVERNMENT	Principal
9.13%, 03/01/2017	3	3	AGENCY OBLIGATIONS - 17.14%	Amount (000's) Value (000's)
Telefonica Emisiones SAU			Federal Home Loan Mortgage Corporation (FHLMC) -
7.05%, 06/20/2036	10	12	1.44%
T-Mobile USA Inc			4.00%, 02/01/2044	$63	$68
6.25%, 04/01/2021	10	10	4.00%, 10/01/2044	93	99
6.63%, 04/28/2021	5	5	4.50%, 04/01/2031	15	16
Verizon Communications Inc			4.50%, 05/01/2044	82	90
1.35%, 06/09/2017	25	25	5.00%, 06/01/2031	33	36
2.09%, 09/14/2018(d)	50	51	5.00%, 08/01/2040	110	122
4.52%, 09/15/2048	23	20	5.00%, 06/01/2041	45	50
5.01%, 08/21/2054	27	25	5.50%, 12/01/2022	6	7
5.15%, 09/15/2023	25	28	6.00%, 01/01/2029	5	6
6.40%, 09/15/2033	3	3	6.00%, 10/01/2036(d)	10	11
Vodafone Group PLC			6.00%, 08/01/2037	30	34
2.50%, 09/26/2022	10	9	6.00%, 01/01/2038(d)	5	5
4.38%, 03/16/2021	10	11	6.00%, 07/01/2038	20	23
		$441	6.50%, 06/01/2017	3	3
			6.50%, 05/01/2031	2	2
Transportation - 0.18%			6.50%, 06/01/2031	6	7
CSX Corp			6.50%, 11/01/2031	1	1
3.70%, 10/30/2020	15	16	6.50%, 10/01/2035	16	19
3.95%, 05/01/2050	10	9	7.00%, 12/01/2027	8	10
5.50%, 04/15/2041	10	11	7.50%, 08/01/2030	1	1
Eletson Holdings			8.00%, 12/01/2030	35	41
9.63%, 01/15/2022(b)	5	5			$651
Hornbeck Offshore Services Inc
5.00%, 03/01/2021	10	7	Federal National Mortgage Association (FNMA) - 4.44%
			2.31%, 03/01/2035(d)	11	12

See accompanying notes.

Schedule of Investments
Balanced Account
September 30, 2015 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

Federal National Mortgage Association (FNMA) (continued)			U.S. Treasury (continued)
2.35%, 04/01/2037(d)	$13	$14	2.50%, 02/15/2045	$20	$18
2.38%, 07/01/2034(d)	5	5	2.63%, 02/29/2016	260	263
2.50%, 03/01/2030	96	98	3.00%, 11/15/2044	115	118
2.50%, 10/01/2030(g)	90	92	3.00%, 05/15/2045	5	5
3.00%, 10/01/2026(g)	45	47	3.13%, 01/31/2017	265	274
3.00%, 06/01/2027	188	198	3.13%, 11/15/2041	20	21
3.00%, 10/01/2034	45	47	3.13%, 08/15/2044	30	31
3.00%, 10/01/2045(g)	215	218	3.75%, 11/15/2043	100	118
3.50%, 10/01/2025(g)	25	26	4.50%, 02/15/2036	165	216
3.50%, 10/01/2033	84	88	4.75%, 02/15/2037	10	14
3.50%, 05/01/2043	58	61			$3,631
3.50%, 07/01/2043	216	227
3.50%, 10/01/2045(g)	220	230	U.S. Treasury Inflation-Indexed Obligations - 0.27%
4.00%, 08/01/2020	5	5	0.13%, 01/15/2022	21	21
4.00%, 02/01/2031	6	7	0.25%, 01/15/2025	106	101
4.00%, 06/01/2031	17	19			$122
4.00%, 03/01/2041	30	32	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
4.00%, 10/01/2041(g)	215	229	OBLIGATIONS		$7,729
4.50%, 05/01/2040	90	100	Total Investments		$46,050
5.50%, 03/01/2034	14	16	Liabilities in Excess of Other Assets, Net - (2.13)%		$(961)
5.50%, 04/01/2035	2	3	TOTAL NET ASSETS - 100.00%		$45,089
5.50%, 07/01/2038	61	68
5.50%, 05/01/2040	49	55
5.70%, 02/01/2036(d)	4	5	(a) Non-Income Producing Security
6.00%, 02/01/2025	19	22	(b)	Security exempt from registration under Rule 144A of the Securities Act of
6.00%, 11/01/2037	30	34	1933. These securities may be resold in transactions exempt from
6.00%, 03/01/2038	12	13	registration, normally to qualified institutional buyers. At the end of the
6.50%, 02/01/2032	6	8	period, the value of these securities totaled $2,376 or 5.27% of net assets.
6.50%, 07/01/2037	4	4	(c)	Fair value of these investments is determined in good faith by the Manager
6.50%, 07/01/2037	4	4	under procedures established and periodically reviewed by the Board of
6.50%, 02/01/2038	5	6	Directors. At the end of the period, the fair value of these securities totaled
6.50%, 09/01/2038	7	8	$115 or 0.26% of net assets.
		$2,001	(d)	Variable Rate. Rate shown is in effect at September 30, 2015.
Government National Mortgage Association (GNMA) -			(e) Security purchased on a when-issued basis.
2.94%			(f)	Payment in kind; the issuer has the option of paying additional securities
1.63%, 07/20/2034(d)	106	110	in lieu of cash.
1.63%, 07/20/2035(d)	108	112	(g)	Security was purchased in a "to-be-announced" ("TBA") transaction. See
1.75%, 01/20/2035(d)	39	41	Notes to Financial Statements for additional information.
3.00%, 02/15/2043	27	28
3.00%, 10/01/2045	125	128
3.50%, 05/15/2042	75	80	Portfolio Summary (unaudited)
3.50%, 10/15/2042	40	42	Sector		Percent
3.50%, 10/01/2045	300	314	Consumer, Non-cyclical		18.19%
4.00%, 10/01/2040(g)	50	53
			Financial		16.91%
4.50%, 10/20/2040	18	20	Mortgage Securities		10.80%
4.50%, 11/15/2040	60	65	Technology		8.75%
4.50%, 07/20/2045	49	53	Government		8.70%
4.50%, 08/20/2045	60	64	Consumer, Cyclical		8.68%
4.50%, 10/01/2045	75	81	Communications		8.37%
5.00%, 02/15/2039	80	89	Industrial		6.34%
6.00%, 09/20/2026	11	12	Energy		5.59%
6.00%, 01/15/2029	14	16	Asset Backed Securities		4.25%
7.00%, 05/15/2031	5	6	Utilities		2.87%
7.00%, 02/20/2032	8	10	Basic Materials		1.82%
		$1,324	Exchange Traded Funds		0.82%
U.S. Treasury - 8.05%			Diversified		0.04%
0.50%, 06/15/2016	430	431	Liabilities in Excess of Other Assets, Net		(2.13)%
0.50%, 11/30/2016	10	10	TOTAL NET ASSETS		100.00%
0.63%, 08/15/2016	90	90
0.88%, 04/30/2017	145	146
0.88%, 07/15/2018	30	30
1.38%, 01/31/2020	350	352
1.38%, 04/30/2020	90	90
1.63%, 12/31/2019	90	91
1.75%, 09/30/2019	380	388
1.88%, 11/30/2021	300	304
2.00%, 05/31/2021	45	46
2.00%, 08/15/2025	20	20
2.13%, 06/30/2022	450	462
2.38%, 12/31/2020	50	52
2.38%, 08/15/2024	10	10
2.50%, 05/15/2024	30	31

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
September 30, 2015 (unaudited)

INVESTMENT COMPANIES - 5.03%	Shares Held	Value (000	's)		Principal
				BONDS (continued)	Amount (000's) Value (000's)
Publicly Traded Investment Fund - 5.03%
BlackRock Liquidity Funds FedFund Portfolio	15,103,039	$15,103		Airlines (continued)
				US Airways 2013-1 Class A Pass Through
TOTAL INVESTMENT COMPANIES		$15,103		Trust
PREFERRED STOCKS - 0.46%	Shares Held	Value (000	's)	3.95%, 05/15/2027	$197	$198
						$1,511
Banks- 0.39%
Morgan Stanley	15,000	382		Automobile Asset Backed Securities - 8.01%
State Street Corp 5.90%; Series D	30,000	779		Ally Auto Receivables Trust 2014-3
		$1,161		0.81%, 09/15/2017(b)	1,630	1,630
				Ally Auto Receivables Trust 2014-SN2
Diversified Financial Services - 0.03%				1.21%, 02/20/2019(b)	600	601
Ally Financial Inc (a)	90	90		Ally Auto Receivables Trust 2015-2
				0.64%, 03/15/2018(b)	2,700	2,700
				AmeriCredit Automobile Receivables Trust
Telecommunications - 0.04%				2014-1
Verizon Communications Inc	5,000	130		0.57%, 07/10/2017(b)	45	45
TOTAL PREFERRED STOCKS		$1,381		AmeriCredit Automobile Receivables Trust
				2014-2
	Principal			0.48%, 10/10/2017(b)	261	261
BONDS- 66.26%	Amount (000's)	Value (000	's)	Capital Auto Receivables Asset Trust 2013-1
Advertising - 0.02%				0.79%, 06/20/2017	251	251
MDC Partners Inc				Capital Auto Receivables Asset Trust 2014-2
6.75%, 04/01/2020(a)	$75	$74		1.26%, 05/21/2018(b)	1,250	1,251
				Capital Auto Receivables Asset Trust 2015-2
				0.62%, 10/20/2017(b)	700	699
Aerospace & Defense - 0.06%
Air 2 US				CarMax Auto Owner Trust 2014-3
8.63%, 10/01/2020(a)	29	29		0.55%, 08/15/2017	471	470
Embraer Netherlands Finance BV				CarMax Auto Owner Trust 2014-4
5.05%, 06/15/2025	150	139		1.25%, 11/15/2019	1,000	1,001
				CarMax Auto Owner Trust 2015-2
		$168		0.49%, 06/15/2018(b)	3,000	2,997
Agriculture - 0.81%				Chesapeake Funding LLC
Altria Group Inc				1.45%, 04/07/2024(a),(b)	439	440
2.85%, 08/09/2022	175	171		Drive Auto Receivables Trust 2015-B
4.50%, 05/02/2043	185	177		0.93%, 12/15/2017(a),(b)	500	500
9.95%, 11/10/2038	90	144		Drive Auto Receivables Trust 2015-D
BAT International Finance PLC				1.07%, 06/15/2018(a),(b)	4,000	4,000
2.75%, 06/15/2020(a)	35	36		Enterprise Fleet Financing LLC
Philip Morris International Inc				1.59%, 02/22/2021(a),(b)	350	351
4.38%, 11/15/2041	140	137		GM Financial Automobile Leasing Trust
Pinnacle Operating Corp				2014-1
9.00%, 11/15/2020(a)	158	153		1.76%, 05/21/2018(a)	645	647
Reynolds American Inc				Honda Auto Receivables 2015-3 Owner
3.25%, 06/12/2020	200	206		Trust
3.25%, 11/01/2022	405	403		0.92%, 11/20/2017	900	900
4.45%, 06/12/2025	490	513		Nissan Auto Receivables 2013-C Owner
5.70%, 08/15/2035	180	195		Trust
5.85%, 08/15/2045	255	284		0.67%, 08/15/2018(b)	1,549	1,546
		$2,419		Santander Drive Auto Receivables Trust 2014-
				2
Airlines - 0.50%				0.53%, 07/17/2017(b)	55	55
American Airlines 2013-1 Class B Pass				0.80%, 04/16/2018(b)	1,000	999
Through Trust
5.63%, 01/15/2021(a)	177	182		Santander Drive Auto Receivables Trust 2014-
				4
American Airlines 2014-1 Class A Pass				0.53%, 01/16/2018(b)	397	397
Through Trust				Santander Drive Auto Receivables Trust 2014-
3.70%, 04/01/2028	160	159		5
American Airlines 2015-1 Class A Pass				0.61%, 04/16/2018(b)	57	57
Through Trust				1.77%, 09/16/2019	450	453
3.38%, 11/01/2028	390	382		SunTrust Auto Receivables Trust 2015-1
American Airlines 2015-1 Class B Pass				0.99%, 06/15/2018(a),(b)	300	300
Through Trust				Volkswagen Auto Loan Enhanced Trust 2014-
3.70%, 11/01/2024	20	20		1
United Airlines 2014-1 Class A Pass Through				0.91%, 10/22/2018	600	598
Trust				World Omni Auto Receivables Trust 2014-B
4.00%, 10/11/2027	230	235		1.14%, 01/15/2020	700	701
United Airlines 2014-2 Class A Pass Through				World Omni Automobile Lease Securitization
Trust				Trust 2013-A
3.75%, 03/03/2028	300	301		1.10%, 12/15/2016	189	190
US Airways 2001-1G Pass Through Trust						$24,040
7.08%, 09/20/2022	32	34
				Automobile Floor Plan Asset Backed Securities - 0.76%
				Ally Master Owner Trust
				1.60%, 10/15/2019	300	301

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
September 30, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Automobile Floor Plan Asset Backed Securities (continued)			Banks (continued)
GE Dealer Floorplan Master Note Trust			Branch Banking & Trust Co
0.60%, 07/20/2019(b)	$1,600	$1,589	3.63%, 09/16/2025	$405	$405
0.66%, 10/20/2017(b)	400	400	CIT Group Inc
		$2,290	3.88%, 02/19/2019	380	378
			Citigroup Inc
Automobile Manufacturers - 1.83%			5.80%, 11/29/2049(b)	140	138
American Honda Finance Corp			City National Corp/CA
2.45%, 09/24/2020	360	360	5.25%, 09/15/2020	665	757
Daimler Finance North America LLC
1.65%, 03/02/2018(a)	445	439	Compass Bank
2.45%, 05/18/2020(a)	385	376	2.75%, 09/29/2019	620	618
2.70%, 08/03/2020(a)	405	399	Cooperatieve Centrale Raiffeisen-
			Boerenleenbank BA/Netherlands
Ford Motor Co			4.38%, 08/04/2025	350	350
7.40%, 11/01/2046	175	221	5.25%, 08/04/2045	640	648
Ford Motor Credit Co LLC			11.00%, 12/29/2049(a),(b)	281	345
8.00%, 12/15/2016	185	199	Danske Bank A/S
General Motors Co			2.75%, 09/17/2020(a)	440	443
3.50%, 10/02/2018	775	781	Discover Bank/Greenwood DE
4.88%, 10/02/2023	410	416	2.60%, 11/13/2018	500	502
6.25%, 10/02/2043	35	37	Fifth Third Bank/Cincinnati OH
General Motors Financial Co Inc			2.88%, 10/01/2021	430	434
2.63%, 07/10/2017	355	356	Goldman Sachs Group Inc/The
3.25%, 05/15/2018	405	410	2.55%, 10/23/2019	405	408
3.45%, 04/10/2022	290	279	2.60%, 04/23/2020	170	170
4.30%, 07/13/2025	185	179	3.50%, 01/23/2025	180	177
Jaguar Land Rover Automotive PLC			3.85%, 07/08/2024	370	377
4.13%, 12/15/2018(a)	200	196
			5.15%, 05/22/2045	515	505
Navistar International Corp			5.38%, 12/29/2049(b)	1,225	1,197
8.25%, 11/01/2021	255	204	6.00%, 06/15/2020	200	230
Nissan Motor Acceptance Corp			6.75%, 10/01/2037	335	400
0.88%, 03/03/2017(a),(b)	410	409
			Huntington National Bank/The
Volkswagen International Finance NV			0.72%, 04/24/2017(b)	1,500	1,490
1.13%, 11/18/2016(a)	235	231
			2.88%, 08/20/2020	450	455
		$5,492	ING Bank NV
			5.80%, 09/25/2023(a)	200	217
Automobile Parts & Equipment - 0.23%
Dana Holding Corp			Intesa Sanpaolo SpA
5.38%, 09/15/2021	30	30	5.02%, 06/26/2024 (a)	545	538
5.50%, 12/15/2024	130	125	7.70%, 12/29/2049(a),(b)	270	263
6.00%, 09/15/2023	60	61	JPMorgan Chase & Co
6.75%, 02/15/2021	35	36	4.95%, 06/01/2045	420	421
Lear Corp			5.00%, 12/29/2049(b)	280	272
5.25%, 01/15/2025	100	98	Morgan Stanley
Nemak SAB de CV			1.75%, 02/25/2016	230	231
5.50%, 02/28/2023(a)	200	196	2.38%, 07/23/2019	85	85
ZF North America Capital Inc			2.65%, 01/27/2020	100	100
4.75%, 04/29/2025(a)	150	137	4.00%, 07/23/2025	575	588
		$683	4.10%, 05/22/2023	655	663
			4.30%, 01/27/2045	345	328
Banks- 8.74%			5.55%, 12/29/2049(b)	220	217
Associated Banc-Corp			Nordea Bank AB
2.75%, 11/15/2019	160	162	2.50%, 09/17/2020(a)	520	524
4.25%, 01/15/2025	655	666	Popular Inc
5.13%, 03/28/2016	705	716	7.00%, 07/01/2019	75	71
Banco Inbursa SA Institucion de Banca			Regions Bank/Birmingham AL
Multiple			2.25%, 09/14/2018	380	382
4.13%, 06/06/2024(a)	200	193	Royal Bank of Scotland Group PLC
Bank of America Corp			5.13%, 05/28/2024	50	50
3.95%, 04/21/2025	310	302	Santander Bank NA
4.20%, 08/26/2024	355	355	2.00%, 01/12/2018	375	374
4.25%, 10/22/2026	276	273	Santander UK Group Holdings PLC
4.88%, 04/01/2044	180	187	4.75%, 09/15/2025(a)	530	526
6.10%, 12/29/2049(b)	405	395	Skandinaviska Enskilda Banken AB
6.25%, 09/29/2049(b)	385	376	2.45%, 05/27/2020(a)	355	358
Bank of New York Mellon Corp/The			5.75%, 11/29/2049(b)	615	583
2.60%, 08/17/2020	405	411	UBS AG/Jersey
4.95%, 12/29/2049(b)	1,085	1,069	7.25%, 02/22/2022(b)	245	255
Barclays PLC			UBS AG/Stamford CT
8.25%, 12/29/2049(b)	440	458	2.35%, 03/26/2020	270	270
BNP Paribas SA			UBS Group Funding Jersey Ltd
4.38%, 09/28/2025(a)	640	624	2.95%, 09/24/2020(a)	615	616
BPCE SA			4.13%, 09/24/2025(a)	485	483
1.61%, 07/25/2017	190	191

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
September 30, 2015 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)

Banks (continued)			Chemicals (continued)
US Bank NA/Cincinnati OH			Dow Chemical Co/The
2.80%, 01/27/2025	$355	$345	4.38%, 11/15/2042		$80	$70
Wells Fargo & Co			Eagle Spinco Inc
2.60%, 07/22/2020	375	379	4.63%, 02/15/2021		100	85
5.87%, 12/29/2049(b)	265	271	Monsanto Co
		$26,215	3.95%, 04/15/2045		195	158
			4.40%, 07/15/2044		55	48
Beverages - 0.37%			NOVA Chemicals Corp
Ajecorp BV			5.00%, 05/01/2025(a)		75	70
6.50%, 05/14/2022	250	143	5.25%, 08/01/2023(a)		130	126
Coca-Cola Icecek AS						$1,504
4.75%, 10/01/2018(a)	250	255
Constellation Brands Inc			Commercial Mortgage Backed Securities - 5.45%
3.75%, 05/01/2021	30	30	Banc of America Commercial Mortgage Trust
3.88%, 11/15/2019	20	21	2007-3
4.25%, 05/01/2023	125	125	0.48%, 06/10/2049(a),(b)		300	292
Corp Lindley SA			Banc of America Commercial Mortgage Trust
6.75%, 11/23/2021(a)	100	111	2015-UB	S7
6.75%, 11/23/2021	150	167	3.71%, 09/15/2048		500	523
Pernod Ricard SA			BCRR Trust 2009-1
5.75%, 04/07/2021(a)	235	264	5.86%, 07/17/2040(a)		220	232
		$1,116	CD 2006-CD3 Mortgage Trust
			5.62%, 10/15/2048		358	367
Biotechnology - 1.01%			Citigroup Commercial Mortgage Trust 2015-
Celgene Corp			GC27
2.88%, 08/15/2020	235	237	3.57%, 02/10/2048(b)		900	906
3.88%, 08/15/2025	565	565	Citigroup Commercial Mortgage Trust 2015-
4.63%, 05/15/2044	75	71	GC29
5.00%, 08/15/2045	230	228	3.19%, 04/10/2048(b)		750	752
5.25%, 08/15/2043	30	31	4.29%, 04/10/2048(b)		500	480
Gilead Sciences Inc			COMM 2007-C9 Mortgage Trust
2.55%, 09/01/2020	700	704	5.99%, 12/10/2049(b)		1,000	1,032
3.05%, 12/01/2016	135	138	COMM 2013-CCRE11 Mortgage Trust
3.65%, 03/01/2026	605	608	1.35%, 10/10/2046(b)		6,925	464
4.60%, 09/01/2035	150	150	COMM 2015-PC1 Mortgage Trust
4.75%, 03/01/2046	165	166	4.29%, 07/10/2050(b)		250	264
4.80%, 04/01/2044	125	126	Credit Suisse Commercial Mortgage Trust
		$3,024	Series 2006-C5
			0.92%, 12/15/2039(b)		2,730	15
Building Materials - 0.89%
Boise Cascade Co			Credit Suisse Commercial Mortgage Trust
6.38%, 11/01/2020	55	57	Series 2007-C3
Cemex SAB de CV			5.89%, 06/15/2039(b)		341	357
7.25%, 01/15/2021(a)	200	199	Credit Suisse First Boston Mortgage Securities
CRH America Inc			Corp
8.13%, 07/15/2018	510	593	0.58%, 11/15/2037(a),(b)		420	—
Martin Marietta Materials Inc			4.77%, 07/15/2037		11	11
1.43%, 06/30/2017(b)	1,385	1,375	CSMC Series 2009-RR1
4.25%, 07/02/2024	270	271	5.38%, 02/15/2040(a)		385	397
Norbord Inc			CSMC Series 2009-RR3
5.38%, 12/01/2020(a)	95	94	5.34%, 12/15/2043(a),(b)		340	355
Vulcan Materials Co			DBUBS 2011-LC2 Mortgage Trust
4.50%, 04/01/2025	70	69	4.54%, 07/10/2044(a)		750	835
		$2,658	GS Mortgage Securities Trust 2011-GC5
			1.81%, 08/10/2044(a),(b)		15,425	737
Chemicals - 0.50%			GS Mortgage Securities Trust 2012-GCJ7
A Schulman Inc			2.71%, 05/10/2045(b)		2,843	271
6.88%, 06/01/2023(a)	55	52	GS Mortgage Securities Trust 2013-GC16
Agrium Inc			1.70%, 11/10/2046(b)		2,945	203
3.38%, 03/15/2025	350	331	GS Mortgage Securities Trust 2013-GCJ12
Aruba Investments Inc			3.78%, 06/10/2046(b)		250	250
8.75%, 02/15/2023(a)	80	80	JP Morgan Chase Commercial Mortgage
Axiall Corp			Securities Corp
4.88%, 05/15/2023	50	42	2.02%, 12/15/2047(b)		3,837	316
Blue Cube Spinco Inc			JP Morgan Chase Commercial Mortgage
9.75%, 10/15/2023(a),(c)	25	26	Securities Trust 2006-CIBC17
CF Industries Inc			5.43%, 12/12/2043		353	363
4.95%, 06/01/2043	95	87	JP Morgan Chase Commercial Mortgage
5.15%, 03/15/2034	70	67	Securities Trust 2010-C1
Consolidated Energy Finance SA			5.95%, 06/15/2043(a)		400	439
6.75%, 10/15/2019(a)	200	189	JP Morgan Chase Commercial Mortgage
Cornerstone Chemical Co			Securities Trust 2011-C5
9.38%, 03/15/2018(a)	70	73	3.15%, 08/15/2046		286	290
			5.50%, 08/15/2046(a),(b)		350	382

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
September 30, 2015 (unaudited)

		Principal		Principal
BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Commercial Mortgage Backed Securities (continued)				Computers (continued)
JP Morgan Chase Commercial Mortgage				Compiler Finance Sub Inc
Securities Trust 2013-C16				7.00%, 05/01/2021(a)	$80	$48
1.51%, 12/15/2046(b)		$12,279	$729	Hewlett Packard Enterprise Co
JPMBB Commercial Mortgage Securities				2.85%, 10/05/2018(a),(c),(d)	95	95
Trust 2014-C24				3.60%, 10/15/2020(a),(c),(d)	385	385
4.57%, 11/15/2047(b)		500	499	4.90%, 10/15/2025(a),(c),(d)	455	454
LB-UBS Commercial Mortgage Trust 2005-				6.20%, 10/15/2035(a),(c),(d)	225	225
C7				6.35%, 10/15/2045(a),(c),(d)	260	260
5.32%, 11/15/2040		142	142	Hewlett-Packard Co
LB-UBS Commercial Mortgage Trust 2007-				3.00%, 09/15/2016	75	76
C1				6.00%, 09/15/2041	160	157
0.60%, 02/15/2040(b)		15,628	83	IHS Inc
LB-UBS Commercial Mortgage Trust 2007-				5.00%, 11/01/2022	25	24
C2				NCR Corp
5.43%, 02/15/2040		277	288	4.63%, 02/15/2021	59	57
Morgan Stanley Bank of America Merrill				Seagate HDD Cayman
Lynch Trust 2012-C5				4.88%, 06/01/2027(a)	225	209
1.97%, 08/15/2045(a),(b)		4,702	341	5.75%, 12/01/2034(a)	445	428
Morgan Stanley Bank of America Merrill						$3,480
Lynch Trust 2014-C14
1.45%, 02/15/2047(b)		9,882	619	Consumer Products - 0.02%
				Spectrum Brands Inc
Morgan Stanley Bank of America Merrill				5.75%, 07/15/2025(a)	55	56
Lynch Trust 2014-C16
1.40%, 06/15/2047(b)		4,455	310
Morgan Stanley Capital I Trust 2007-IQ13				Credit Card Asset Backed Securities - 1.03%
5.36%, 03/15/2044(b)		105	109	BA Credit Card Trust
MSBAM Commercial Mortgage Securities				0.48%, 09/16/2019(b)	450	450
Trust 2012-CKSV				Barclays Dryrock Issuance Trust
1.27%, 10/15/2030(a),(b)		3,744	244	0.57%, 12/16/2019(b)	2,000	1,996
UBS Commercial Mortgage Trust 2012-C1				Citibank Credit Card Issuance Trust
3.40%, 05/10/2045(b)		150	157	0.40%, 08/24/2018(b)	660	659
UBS-Barclays Commercial Mortgage Trust						$3,105
2012	-C3
3.09%, 08/10/2049(b)		255	262	Distribution & Wholesale - 0.15%
UBS-Barclays Commercial Mortgage Trust				Global Partners LP / GLP Finance Corp
2012	-C4			7.00%, 06/15/2023(a)	80	75
1.97%, 12/10/2045(a),(b)		1,444	132	HD Supply Inc
3.32%, 12/10/2045(a),(b)		500	509	7.50%, 07/15/2020	111	115
UBS-Barclays Commercial Mortgage Trust				WW Grainger Inc
2013	-C5			4.60%, 06/15/2045	240	253
3.18%, 03/10/2046(b)		335	344			$443
4.23%, 03/10/2046(a),(b)		175	162
				Diversified Financial Services - 1.56%
Wachovia Bank Commercial Mortgage Trust				Aircastle Ltd
Series 2006-C27				4.63%, 12/15/2018	55	56
5.77%, 07/15/2045		76	77	5.13%, 03/15/2021	150	150
WFRBS Commercial Mortgage Trust 2013-				5.50%, 02/15/2022	40	40
C12				7.63%, 04/15/2020	45	51
1.61%, 03/15/2048(a),(b)		3,886	280
				Credit Acceptance Corp
WFRBS Commercial Mortgage Trust 2014-				6.13%, 02/15/2021	255	251
C22				7.38%, 03/15/2023(a)	100	102
4.07%, 09/15/2057		500	523	Denali Borrower LLC / Denali Finance Corp
			$16,343	5.63%, 10/15/2020(a)	110	114
Commercial Services - 0.17%				Fly Leasing Ltd
Ahern Rentals Inc				6.38%, 10/15/2021	200	202
7.38%, 05/15/2023(a)		55	48	General Electric Capital Corp
ERAC USA Finance LLC				5.25%, 06/29/2049(b)	400	412
3.30%, 10/15/2022(a)		50	50	5.30%, 02/11/2021	450	518
3.85%, 11/15/2024(a)		110	112	5.88%, 01/14/2038	255	318
4.50%, 02/15/2045(a)		220	203	6.25%, 12/31/2049(b)	400	434
Jurassic Holdings III Inc				Icahn Enterprises LP / Icahn Enterprises
6.88%, 02/15/2021(a)		55	39	Finance Corp
TMS International Corp				4.88%, 03/15/2019	55	55
7.63%, 10/15/2021(a)		70	65	6.00%, 08/01/2020	105	108
			$517	International Lease Finance Corp
				6.25%, 05/15/2019	95	101
Computers - 1.16%				National Rural Utilities Cooperative Finance
Apple Inc				Corp
0.55%, 05/03/2018(b)		750	750	4.75%, 04/30/2043(b)	125	124
0.60%, 05/06/2019(b)		160	160	Peachtree Corners Funding Trust
2.85%, 05/06/2021		20	21	3.98%, 02/15/2025(a)	750	755
3.45%, 02/09/2045		155	131	Springleaf Finance Corp
				5.25%, 12/15/2019	110	108

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
September 30, 2015 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)

Diversified Financial Services (continued)			Electric (continued)
Vesey Street Investment Trust I			Virginia Electric & Power Co	(continued)
4.40%, 09/01/2016(b)	$765	$786	4.45%, 02/15/2044		$125	$131
		$4,685	4.65%, 08/15/2043		65	71

Electric - 2.55%						$7,653
Alabama Power Co			Electronics - 0.20%
3.75%, 03/01/2045	140	127	Keysight Technologies Inc
3.85%, 12/01/2042	125	114	3.30%, 10/30/2019(a)		360	361
4.15%, 08/15/2044	235	226	4.55%, 10/30/2024(a)		235	229
CMS Energy Corp			Sanmina Corp
4.70%, 03/31/2043	135	136	4.38%, 06/01/2019(a)		15	15
4.88%, 03/01/2044	130	135				$605
Commonwealth Edison Co
3.70%, 03/01/2045	120	110	Engineering & Construction - 0.06%
3.80%, 10/01/2042	115	108	SBA Tower Trust
			2.90%, 10/15/2044(a)		170	171
4.60%, 08/15/2043	170	178
Consolidated Edison Co of New York Inc
4.63%, 12/01/2054	150	151	Entertainment - 0.39%
Dominion Resources Inc/VA			Carmike Cinemas Inc
3.90%, 10/01/2025	325	329	6.00%, 06/15/2023(a)		55	56
DTE Energy Co			CCM Merger Inc
6.38%, 04/15/2033	305	381	9.13%, 05/01/2019(a)		195	206
Duke Energy Carolinas LLC			Cinemark USA Inc
4.00%, 09/30/2042	210	207	4.88%, 06/01/2023		200	191
Dynegy Inc			DreamWorks Animation SKG Inc
7.38%, 11/01/2022	125	126	6.88%, 08/15/2020(a)		115	112
Edison International			Eldorado Resorts Inc
3.75%, 09/15/2017	160	167	7.00%, 08/01/2023(a)		85	84
Electricite de France SA			Peninsula Gaming LLC / Peninsula Gaming
2.15%, 01/22/2019(a)	115	116	Corp
5.63%, 12/29/2049(a),(b)	400	395	8.38%, 02/15/2018(a)		130	134
Elwood Energy LLC			Regal Entertainment Group
8.16%, 07/05/2026	139	154	5.75%, 03/15/2022		145	142
Exelon Corp			WMG Acquisition Corp
2.85%, 06/15/2020	330	333	6.00%, 01/15/2021(a)		24	24
3.95%, 06/15/2025	230	232	WMG Holdings Corp
5.10%, 06/15/2045	115	117	13.75%, 10/01/2019		195	207
Florida Power & Light Co						$1,156
4.05%, 06/01/2042	160	160
Indiantown Cogeneration LP			Food- 1.24%
9.77%, 12/15/2020	153	174	BI-LO LLC / BI-LO Finance Corp
Kentucky Utilities Co			9.25%, 02/15/2019(a)		85	86
3.30%, 10/01/2025	285	289	Cencosud SA
Louisville Gas & Electric Co			5.50%, 01/20/2021		150	156
3.30%, 10/01/2025	390	396	Gruma SAB de CV
MiranMid-AtlanticSeries C Pass Through			4.88%, 12/01/2024 (a)		350	368
Trust			Grupo Bimbo SAB de CV
10.06%, 12/30/2028	127	131	4.88%, 06/27/2044(a)		200	176
Northern States Power Co/MN			Ingles Markets Inc
3.40%, 08/15/2042	40	35	5.75%, 06/15/2023		90	93
NRG Energy Inc			JBS USA LLC / JBS USA Finance Inc
8.25%, 09/01/2020	125	128	5.75%, 06/15/2025(a)		85	78
Oncor Electric Delivery Co LLC			JM Smucker Co/The
5.25%, 09/30/2040	120	132	2.50%, 03/15/2020 (a)		125	125
Pacific Gas & Electric Co			3.50%, 03/15/2025(a)		170	169
3.50%, 06/15/2025	245	248	4.38%, 03/15/2045(a)		430	413
4.45%, 04/15/2042	105	106	Kraft Heinz Foods Co
PacifiCorp			2.80%, 07/02/2020 (a)		460	463
3.85%, 06/15/2021	150	160	5.00%, 07/15/2035(a)		80	84
4.10%, 02/01/2042	120	118	5.20%, 07/15/2045(a)		600	635
PPL Electric Utilities Corp			Post Holdings Inc
3.00%, 09/15/2021	80	82	7.75%, 03/15/2024 (a)		35	36
4.75%, 07/15/2043	115	126	Smithfield Foods Inc
PPL WEM Ltd / Western Power Distribution			5.25%, 08/01/2018 (a)		70	71
Ltd			5.88%, 08/01/2021(a)		95	97
3.90%, 05/01/2016(a)	230	233	Wm Wrigley Jr Co
5.38%, 05/01/2021(a)	440	490	2.40%, 10/21/2018(a)		235	239
Puget Energy Inc			3.38%, 10/21/2020(a)		415	432
6.00%, 09/01/2021	285	328				$3,721
Southern California Edison Co			Forest Products & Paper - 0.17%
3.60%, 02/01/2045	260	239	Cascades Inc
Virginia Electric & Power Co			5.50%, 07/15/2022(a)		70	66
4.00%, 01/15/2043	35	34

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
September 30, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Forest Products & Paper (continued)			Healthcare - Services (continued)
Domtar Corp			WellCare Health Plans Inc
6.25%, 09/01/2042	$285	$285	5.75%, 11/15/2020	$780	$811
Resolute Forest Products Inc					$4,920
5.88%, 05/15/2023	45	34
Sappi Papier Holding GmbH			Holding Companies - Diversified - 0.22%
7.50%, 06/15/2032(a)	50	47	Alphabet Holding Co Inc
Tembec Industries Inc			7.75%, 11/01/2017	65	63
9.00%, 12/15/2019(a)	75	56	Argos Merger Sub Inc
			7.13%, 03/15/2023(a)	90	91
Verso Paper Holdings LLC / Verso Paper Inc
11.75%, 01/15/2019	55	12	MUFG Americas Holdings Corp
		$500	2.25%, 02/10/2020	245	244
			3.00%, 02/10/2025	280	268
Gas- 0.00%					$666
Dominion Gas Holdings LLC
4.80%, 11/01/2043	10	10	Home Builders - 0.20%
			CalAtlantic Group Inc
			5.88%, 11/15/2024	35	36
Healthcare - Products - 1.30%			Lennar Corp
Becton Dickinson and Co			4.13%, 12/01/2018	90	91
2.68%, 12/15/2019	225	228	4.50%, 11/15/2019	20	20
ConvaTec Finance International SA			4.75%, 11/15/2022(b)	180	175
8.25%, PIK 9.00%, 01/15/2019(a),(e)	200	197	WCI Communities Inc
DJO Finco Inc / DJO Finance LLC / DJO			6.88%, 08/15/2021	150	156
Finance Corp			Woodside Homes Co LLC / Woodside Homes
8.13%, 06/15/2021(a)	135	132	Finance Inc
Hill-Rom Holdings Inc			6.75%, 12/15/2021(a)	135	124
5.75%, 09/01/2023(a),(b)	60	60			$602
Kinetic Concepts Inc / KCI USA Inc
10.50%, 11/01/2018	40	42	Home Equity Asset Backed Securities - 0.07%
Mallinckrodt International Finance SA /			New Century Home Equity Loan Trust 2005-
Mallinckrodt CB LLC			1
5.63%, 10/15/2023(a)	145	132	0.77%, 03/25/2035(b)	25	24
Medtronic Inc			Saxon Asset Securities Trust 2004-1
2.50%, 03/15/2020	355	360	1.89%, 03/25/2035(b)	127	60
4.38%, 03/15/2035	585	591	Specialty Underwriting & Residential Finance
4.63%, 03/15/2045	560	577	Trust Series 2004-BC1
Universal HospitalServices Inc			0.96%, 02/25/2035 (b)	123	113
7.63%, 08/15/2020	110	103			$197
Zimmer Biomet Holdings Inc			Insurance - 1.60%
2.00%, 04/01/2018	285	285	American International Group Inc
2.70%, 04/01/2020	810	813	3.38%, 08/15/2020	550	574
3.15%, 04/01/2022	95	94	3.75%, 07/10/2025	520	528
3.55%, 04/01/2025	290	284	4.80%, 07/10/2045	110	112
		$3,898	CNO Financial Group Inc
Healthcare - Services - 1.64%			4.50%, 05/30/2020	45	46
Anthem Inc			Liberty Mutual Group Inc
3.50%, 08/15/2024	80	79	4.25%, 06/15/2023(a)	255	264
4.63%, 05/15/2042	130	128	5.00%, 06/01/2021(a)	320	351
4.65%, 01/15/2043	110	108	7.00%, 03/07/2067(a),(b)	215	207
4.65%, 08/15/2044	75	73	7.80%, 03/07/2087(a)	420	488
Centene Corp			Prudential Financial Inc
4.75%, 05/15/2022	1,090	1,085	5.38%, 05/15/2045(b)	505	501
5.75%, 06/01/2017	188	196	Voya Financial Inc
Fresenius Medical Care US Finance II Inc			5.65%, 05/15/2053(b)	465	469
4.75%, 10/15/2024(a)	100	99	XLIT Ltd
5.88%, 01/31/2022(a)	85	91	4.45%, 03/31/2025	745	745
6.50%, 09/15/2018(a)	55	60	5.50%, 03/31/2045	550	518
HCA Inc					$4,803
4.75%, 05/01/2023	245	246	Internet - 0.17%
5.00%, 03/15/2024	125	125	Alibaba Group Holding Ltd
5.25%, 04/15/2025	105	107	3.13%, 11/28/2021(a)	250	240
5.38%, 02/01/2025	20	20	Zayo Group LLC / Zayo Capital Inc
5.88%, 03/15/2022	85	91	6.00%, 04/01/2023(a)	170	165
MPH Acquisition Holdings LLC			10.13%, 07/01/2020	91	99
6.63%, 04/01/2022(a)	160	160
Tenet Healthcare Corp					$504
6.75%, 06/15/2023	5	5	Iron & Steel - 0.22%
UnitedHealth Group Inc			AK Steel Corp
1.90%, 07/16/2018	220	222	7.63%, 05/15/2020	50	26
2.70%, 07/15/2020	335	343	ArcelorMittal
4.63%, 07/15/2035	435	459	6.25%, 03/01/2021(b)	15	13
4.75%, 07/15/2045	390	412	7.75%, 10/15/2039(b)	330	269

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
September 30, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Iron & Steel (continued)			Media (continued)
Commercial Metals Co			RCN Telecom Services LLC / RCN Capital
4.88%, 05/15/2023	$240	$210	Corp
Signode Industrial Group Lux SA/Signode			8.50%, 08/15/2020(a)	$125	$129
Industrial Group US Inc			Time Warner Cable Inc
6.38%, 05/01/2022(a)	165	156	4.13%, 02/15/2021	315	324
		$674	4.50%, 09/15/2042	195	154
			5.88%, 11/15/2040	5	5
Leisure Products & Services - 0.08%			6.75%, 07/01/2018	120	134
Harley-Davidson Inc			Time Warner Inc
3.50%, 07/28/2025	35	35	2.10%, 06/01/2019	135	135
4.63%, 07/28/2045	125	127	3.60%, 07/15/2025	115	113
NCL Corp Ltd			4.05%, 12/15/2023	195	201
5.25%, 11/15/2019(a)	80	82	6.25%, 03/29/2041	450	518

		$244	Unitymedia Hessen GmbH & Co KG /
Lodging - 0.17%			Unitymedia NRW GmbH
Boyd Gaming Corp			5.50%, 01/15/2023(a)	150	150
6.88%, 05/15/2023	45	46	Univision Communications Inc
MGM Resorts International			8.50%, 05/15/2021(a)	120	125
6.00%, 03/15/2023	55	53	Viacom Inc
6.63%, 12/15/2021	30	31	4.85%, 12/15/2034	250	216
7.75%, 03/15/2022	10	11	5.85%, 09/01/2043	30	28
10.00%, 11/01/2016	60	64	WideOpenWest Finance LLC /
Wyndham Worldwide Corp			WideOpenWest Capital Corp
2.50%, 03/01/2018	305	305	13.38%, 10/15/2019	130	134
		$510	10.25%, 07/15/2019	75	76
					$8,050
Machinery - Construction & Mining - 0.02%
Vander Intermediate Holding II Corp			Metal Fabrication & Hardware - 0.03%
9.75%, PIK 9.75%, 02/01/2019(a),(e)	65	52	Wise Metals Intermediate Holdings LLC/Wise
			Holdings Finance Corp
			9.75%, PIK 10.50%, 06/15/2019(a),(e)	80	77
Media- 2.68%
21st Century Fox America Inc
4.75%, 09/15/2044	90	89	Mining - 0.89%
5.40%, 10/01/2043	265	281	Anglo American Capital PLC
6.15%, 02/15/2041	110	125	1.24%, 04/15/2016(a),(b)	550	550
Cable One Inc			Barrick Gold Corp
5.75%, 06/15/2022(a)	15	15	3.85%, 04/01/2022	365	333
Cablevision Systems Corp			Barrick North America Finance LLC
8.00%, 04/15/2020	70	62	4.40%, 05/30/2021	220	214
CBS Corp			BHP Billiton Finance USA Ltd
5.75%, 04/15/2020	380	427	2.05%, 09/30/2018	5	5
CCO Holdings LLC / CCO Holdings Capital			Corp Nacional del Cobre de Chile
Corp			4.50%, 09/16/2025(a)	200	192
5.13%, 05/01/2023(a)	345	318	FMG Resources August 2006 Pty Ltd
CCO Safari II LLC			6.88%, 04/01/2022(a)	60	39
3.58%, 07/23/2020(a)	280	278	8.25%, 11/01/2019(a)	130	104
4.91%, 07/23/2025(a)	440	438	9.75%, 03/01/2022(a)	30	28
6.38%, 10/23/2035(a)	40	40	Freeport-McMoRan Inc
6.48%, 10/23/2045(a)	55	55	4.00%, 11/14/2021	340	265
6.83%, 10/23/2055(a)	170	169	5.40%, 11/14/2034	125	87
Comcast Corp			Newmont Mining Corp
3.38%, 02/15/2025	355	358	4.88%, 03/15/2042	260	201
4.20%, 08/15/2034	35	35	Rio Tinto Finance USA Ltd
4.60%, 08/15/2045	25	26	3.50%, 11/02/2020	50	52
6.40%, 03/01/2040	345	439	4.13%, 05/20/2021	205	215
6.50%, 11/15/2035	15	19	9.00%, 05/01/2019	150	183
CSC Holdings LLC			St Barbara Ltd
6.75%, 11/15/2021	45	40	8.88%, 04/15/2018(a)	200	185
DIRECTV Holdings LLC / DIRECTV			Taseko Mines Ltd
Financing Co Inc			7.75%, 04/15/2019	40	22
3.80%, 03/15/2022	165	166			$2,675
4.45%, 04/01/2024	480	492	Miscellaneous Manufacturers - 0.49%
6.00%, 08/15/2040	195	201	Bombardier Inc
6.38%, 03/01/2041	135	145	5.50%, 09/15/2018(a)	55	47
DISH DBS Corp			7.50%, 03/15/2025(a)	45	34
5.88%, 07/15/2022	85	75	Ingersoll-Rand Global Holding Co Ltd
5.88%, 11/15/2024	165	140	2.88%, 01/15/2019	150	152
6.75%, 06/01/2021	175	169	5.75%, 06/15/2043	60	66
7.88%, 09/01/2019	274	287	Ingersoll-Rand Luxembourg Finance SA
NBCUniversal Enterprise Inc			3.55%, 11/01/2024	465	457
0.97%, 04/15/2018(a),(b)	720	719
			4.65%, 11/01/2044	60	57

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
September 30, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Miscellaneous Manufacturers (continued)			Oil & Gas (continued)
Tyco Electronics Group SA			Chesapeake Energy Corp
3.50%, 02/03/2022	$460	$472	3.54%, 04/15/2019(b)	$95	$67
7.13%, 10/01/2037	20	26	4.88%, 04/15/2022	70	46
Tyco International Finance SA			6.13%, 02/15/2021	95	66
5.13%, 09/14/2045	150	157	ConocoPhillips Co
		$1,468	1.22%, 05/15/2022(b)	235	234
			Continental Resources Inc/OK
Mortgage Backed Securities - 1.28%			3.80%, 06/01/2024	280	227
Fannie Mae REMIC Trust 2005-W2			4.50%, 04/15/2023	170	148
0.39%, 05/25/2035(b)	127	125
			Devon Energy Corp
Fannie Mae REMICS			2.25%, 12/15/2018	480	481
2.25%, 07/25/2040	258	257	5.00%, 06/15/2045	45	41
3.00%, 04/25/2022	1,277	76
3.50%, 11/25/2027(b)	384	44	Dolphin Energy Ltd
3.50%, 07/25/2028(b)	745	81	5.50%, 12/15/2021	250	282
5.91%, 02/25/2043(b)	685	149	Encana Corp
6.31%, 03/25/2022(b)	117	13	5.15%, 11/15/2041	150	118

Freddie Mac REMICS			EP Energy LLC / Everest Acquisition Finance
0.66%, 06/15/2023 (b)	11	11	Inc
0.81%, 08/15/2018(b)	90	91	6.38%, 06/15/2023	65	48
			9.38%, 05/01/2020	145	125
1.25%, 09/15/2033	547	548	Halcon Resources Corp
2.75%, 03/15/2041	147	151	8.63%, 02/01/2020(a)	20	17
3.00%, 09/15/2025(b)	345	19
3.00%, 03/15/2026(b)	680	43	9.25%, 02/15/2022	25	8
3.00%, 05/15/2027(b)	864	61	9.75%, 07/15/2020	80	27
3.00%, 10/15/2027(b)	241	22	Kerr-McGee Corp
3.50%, 11/15/2020(b)	1,158	65	7.88%, 09/15/2031	115	143
3.50%, 09/15/2026(b)	1,290	145	Linn Energy LLC / Linn Energy Finance
			Corp
4.00%, 11/15/2038	1,620	175	6.50%, 05/15/2019	185	51
Freddie Mac Structured Agency Credit Risk			Marathon Petroleum Corp
Debt Notes			4.75%, 09/15/2044	255	227
1.04%, 04/25/2024(b)	601	600

Ginnie Mae			Noble Energy Inc
4.00%, 07/20/2036(b)	952	29	3.90%, 11/15/2024	365	339
4.50%, 04/16/2044	665	83	5.05%, 11/15/2044	255	221

5.38%, 02/20/2045 (b)	961	201	Northern Blizzard Resources Inc
			7.25%, 02/01/2022(a)	93	76
6.43%, 08/20/2038(b)	730	122

HomeBanc Mortgage Trust 2005-5			Oasis Petroleum Inc
0.53%, 01/25/2036 (b)	697	607	6.50%, 11/01/2021	65	51
			6.88%, 03/15/2022	45	36
Residential Asset Securitization Trust 2004-			6.88%, 01/15/2023	140	108
A10			Ocean Rig UDW Inc
5.50%, 02/25/2035	26	26	7.25%, 04/01/2019(a)	115	64
Washington Mutual Mortgage Pass-Through			Pacific Exploration and Production Corp
Certificates WMALT Series 2006-AR1 Trust			5.13%, 03/28/2023(a)	250	86
0.44%, 02/25/2036(b)	141	103
			PDC Energy Inc
		$3,847	7.75%, 10/15/2022	170	169
Office & Business Equipment - 0.15%			Petroleos Mexicanos
Xerox Corp			4.50%, 01/23/2026(a)	100	92
2.95%, 03/15/2017	80	81	Phillips 66
3.50%, 08/20/2020	125	126	4.65%, 11/15/2034	165	161
6.75%, 02/01/2017	10	11	4.88%, 11/15/2044	15	14
6.75%, 12/15/2039	215	239	Pride International Inc
		$457	6.88%, 08/15/2020	130	124
			Rowan Cos Inc
Oil & Gas - 2.87%			5.00%, 09/01/2017	275	270
Anadarko Petroleum Corp			5.40%, 12/01/2042	305	181
3.45%, 07/15/2024	345	334	Seven Generations Energy Ltd
4.50%, 07/15/2044	85	76	6.75%, 05/01/2023(a)	20	17
6.45%, 09/15/2036	90	99	Seventy Seven Operating LLC
Apache Corp			6.63%, 11/15/2019	90	56
4.25%, 01/15/2044	270	230	Shell International Finance BV
4.75%, 04/15/2043	90	81	3.25%, 05/11/2025	205	203
Baytex Energy Corp			4.38%, 05/11/2045	350	346
5.13%, 06/01/2021(a)	45	36	Southwestern Energy Co
BP Capital Markets PLC			4.05%, 01/23/2020	635	631
0.85%, 05/10/2019(b)	650	639	Sunoco LP / Sunoco Finance Corp
Carrizo Oil & Gas Inc			5.50%, 08/01/2020(a)	60	59
6.25%, 04/15/2023	10	9	6.38%, 04/01/2023(a)	90	88
7.50%, 09/15/2020	125	117	Talisman Energy Inc
Chaparral Energy Inc			3.75%, 02/01/2021	215	203
7.63%, 11/15/2022	81	24	5.50%, 05/15/2042	300	232
9.88%, 10/01/2020	90	28	7.75%, 06/01/2019	325	365

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
September 30, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Oil & Gas (continued)			Packaging & Containers (continued)
Total Capital SA			Rock-Tenn Co
2.13%, 08/10/2018	$10	$10	3.50%, 03/01/2020	$565	$585
Ultra Petroleum Corp					$1,648
6.13%, 10/01/2024(a)	100	57
Whiting Canadian Holding Co ULC			Pharmaceuticals - 1.20%
8.13%, 12/01/2019	25	24	AbbVie Inc
Woodside Finance Ltd			2.50%, 05/14/2020	280	278
3.65%, 03/05/2025(a)	80	72	3.60%, 05/14/2025	150	148
WPX Energy Inc			4.70%, 05/14/2045	285	276
7.50%, 08/01/2020	65	59	Actavis Funding SCS
YPF SA			3.00%, 03/12/2020	260	260
8.88%, 12/19/2018(a)	175	169	4.55%, 03/15/2035	200	184
		$8,612	4.75%, 03/15/2045	90	82
			Forest Laboratories LLC
Oil & Gas Services - 0.17%			5.00%, 12/15/2021(a)	660	716
Exterran Partners LP / EXLP Finance Corp			Hospira Inc
6.00%, 10/01/2022	55	46	5.20%, 08/12/2020	275	311
PHI Inc			JLL/Delta Dutch Pledgeco BV
5.25%, 03/15/2019	65	56	8.75%, PIK 9.50%, 05/01/2020(a),(e)	80	81
Weatherford International LLC			Omnicare Inc
6.35%, 06/15/2017	125	128	4.75%, 12/01/2022	460	497
Weatherford International Ltd/Bermuda			5.00%, 12/01/2024	125	136
5.13%, 09/15/2020	85	74	Valeant Pharmaceuticals International Inc
5.95%, 04/15/2042	280	195	5.38%, 03/15/2020(a)	80	78
		$499	5.50%, 03/01/2023(a)	45	43
			5.88%, 05/15/2023(a)	205	196
Other Asset Backed Securities - 1.64%			7.50%, 07/15/2021(a)	135	139
CNH Equipment Trust 2014-C
1.65%, 09/15/2021(b)	500	501	Wyeth LLC
			6.00%, 02/15/2036	90	108
Dell Equipment Finance Trust 2014-1
0.64%, 07/22/2016 (a)	1,286	1,285	Zoetis Inc
			1.15%, 02/01/2016	75	75
GreatAmerica Leasing Receivables
0.61%, 05/15/2016 (a),(b)	52	52			$3,608
JP Morgan Mortgage Acquisition Trust 2007-			Pipelines - 1.88%
CH3			Boardwalk Pipelines LP
0.34%, 03/25/2037(b)	302	299	3.38%, 02/01/2023	250	217
Kubota Credit Owner Trust 2015-1			Columbia Pipeline Group Inc
1.54%, 03/15/2019(a),(b)	700	701	3.30%, 06/01/2020(a)	400	401
Trade MAPS 1 Ltd			Enable Midstream Partners LP
0.90%, 12/10/2018(a),(b)	1,500	1,501	3.90%, 05/15/2024(a)	120	106
Volvo Financial Equipment LLC Series 2014-			Enbridge Inc
1			0.78%, 06/02/2017(b)	520	511
0.54%, 11/15/2016(a),(b)	309	309	3.50%, 06/10/2024	285	258
Washington Mutural Asset-Backed			Energy Transfer Equity LP
Certificates WMABS Series 2006-HE1 Trust			5.88%, 01/15/2024	50	45
0.37%, 04/25/2036(b)	264	259	Energy Transfer Partners LP
		$4,907	4.05%, 03/15/2025	435	384
			4.15%, 10/01/2020	180	182
Packaging & Containers - 0.55%			4.90%, 03/15/2035	70	56
Ardagh Packaging Finance PLC / Ardagh			EnLink Midstream Partners LP
Holdings USA Inc			4.15%, 06/01/2025	230	211
3.34%, 12/15/2019(a),(b)	200	193
			4.40%, 04/01/2024	95	90
Berry Plastics Corp			5.05%, 04/01/2045	150	127
5.50%, 05/15/2022	55	53	Enterprise Products Operating LLC
Berry Plastics Escrow LLC/Berry Plastics			3.70%, 02/15/2026	135	128
Escrow Corp			4.90%, 05/15/2046	195	177
6.00%, 10/15/2022(a),(c)	40	40
			Kinder Morgan Energy Partners LP
Beverage Packaging Holdings Luxembourg II			4.70%, 11/01/2042	220	166
SA / Beverage Packaging Holdings II			5.63%, 09/01/2041	135	111
5.63%, 12/15/2016(a)	25	25
6.00%, 06/15/2017(a)	30	29	Kinder Morgan Inc/DE
			3.05%, 12/01/2019	280	275
Coveris Holding Corp
10.00%, 06/01/2018 (a)	105	108	ONEOK Partners LP
			4.90%, 03/15/2025	185	172
Crown Cork & Seal Co Inc			Sabine Pass Liquefaction LLC
7.38%, 12/15/2026	152	166	5.63%, 03/01/2025(a)	175	154
Packaging Corp of America			6.25%, 03/15/2022	110	102
4.50%, 11/01/2023	330	345	TransCanada PipeLines Ltd
Reynolds Group Issuer Inc / Reynolds Group			4.63%, 03/01/2034	135	129
Issuer LLC / Reynolds Group Issuer			5.00%, 10/16/2043	50	49
(Luxembourg) S.A.			7.13%, 01/15/2019	95	110
7.88%, 08/15/2019	100	104	Western Gas Partners LP
			5.45%, 04/01/2044	240	220

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
September 30, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Pipelines (continued)			Retail (continued)
Williams Cos Inc/The			Macy's Retail Holdings Inc (continued)
7.88%, 09/01/2021	$355	$361	6.90%, 04/01/2029	$25	$30
Williams Partners LP			Michaels Stores Inc
3.60%, 03/15/2022	375	346	5.88%, 12/15/2020(a)	91	95
5.10%, 09/15/2045	60	46	Neiman Marcus Group LTD LLC
Williams Partners LP / ACMP Finance Corp			8.75%, 10/15/2021(a)	65	67
4.88%, 05/15/2023	455	421	Rite Aid Corp
4.88%, 03/15/2024	90	81	6.13%, 04/01/2023(a)	40	40
		$5,636	Suburban Propane Partners LP/Suburban
			Energy Finance Corp
Real Estate - 0.23%			5.75%, 03/01/2025	50	47
Crescent Resources LLC / Crescent Ventures			Tops Holding LLC / Tops Markets II Corp
Inc			8.00%, 06/15/2022(a)	100	100
10.25%, 08/15/2017(a)	110	113
Prologis LP					$3,286
4.25%, 08/15/2023	115	119	Semiconductors - 0.37%
6.88%, 03/15/2020	112	130	Applied Materials Inc
WEA Finance LLC / Westfield UK & Europe			3.90%, 10/01/2025	210	209
Finance PLC			5.10%, 10/01/2035	220	222
3.25%, 10/05/2020(a),(c)	340	343	Micron Technology Inc
		$705	5.25%, 01/15/2024(a)	170	156
			QUALCOMM Inc
REITS- 0.73%			4.65%, 05/20/2035	280	256
DDR Corp			4.80%, 05/20/2045	70	61
3.63%, 02/01/2025	320	305	Semiconductor Manufacturing International
DuPont Fabros Technology LP			Corp
5.88%, 09/15/2021	105	108	4.13%, 10/07/2019(a)	200	200
Equinix Inc					$1,104
4.88%, 04/01/2020	35	36
5.38%, 01/01/2022	35	35	Software - 0.39%
5.38%, 04/01/2023	115	112	Activision Blizzard Inc
Hospitality Properties Trust			5.63%, 09/15/2021(a)	130	137
4.50%, 06/15/2023	90	90	6.13%, 09/15/2023(a)	145	154
iStar Inc			MSCI Inc
4.88%, 07/01/2018	35	34	5.25%, 11/15/2024(a)	75	76
5.00%, 07/01/2019	15	14	5.75%, 08/15/2025(a)	25	25
9.00%, 06/01/2017	80	84	Oracle Corp
Retail Properties of America Inc			2.95%, 05/15/2025	440	429
4.00%, 03/15/2025	300	291	4.13%, 05/15/2045	245	231
Scentre Group Trust 1 / Scentre Group Trust			4.38%, 05/15/2055	130	121
2					$1,173
2.38%, 04/28/2021(a)	465	449
Select Income REIT			Sovereign - 0.45%
4.15%, 02/01/2022	250	246	Hungary Government International Bond
Simon Property Group LP			5.38%, 02/21/2023	150	163
2.50%, 09/01/2020	375	379	Kazakhstan Government International Bond
			5.13%, 07/21/2025(a)	300	289
		$2,183	Panama Government International Bond
Retail - 1.09%			4.00%, 09/22/2024	200	197
1011778 BC ULC / New Red Finance Inc			Peruvian Government International Bond
4.63%, 01/15/2022(a)	70	68	4.13%, 08/25/2027	200	196
Building Materials Holding Corp			Poland Government International Bond
9.00%, 09/15/2018(a)	135	142	3.00%, 03/17/2023	150	150
Claire's Stores Inc			Romanian Government International Bond
9.00%, 03/15/2019(a)	20	16	4.88%, 01/22/2024(a)	170	183
CVS Health Corp			Russian Foreign Bond - Eurobond
4.88%, 07/20/2035	360	378	7.50%, 03/31/2030(b)	141	166
5.13%, 07/20/2045	650	699			$1,344
CVS Pass-Through Trust
5.93%, 01/10/2034(a)	173	198	Student Loan Asset Backed Securities - 2.16%
7.51%, 01/10/2032(a)	52	65	Navient Private Education Loan Trust 2014-
Dollar Tree Inc			A
5.75%, 03/01/2023(a)	55	57	0.69%, 05/16/2022(a),(b)	249	248
			Navient Student Loan Trust 2014-8
Home Depot Inc/The			0.47%, 08/25/2020(b)	631	630
3.35%, 09/15/2025	520	530
			Navient Student Loan Trust 2015-1
JC Penney Corp Inc			0.49%, 09/26/2022 (b)	2,566	2,552
5.65%, 06/01/2020	120	108
			SLM Private Education Loan Trust 2012-A
Landry's Holdings II Inc			1.61%, 08/15/2025 (a),(b)	244	245
10.25%, 01/01/2018(a)	90	92
Landry's Inc			SLM Private Education Loan Trust 2012-B
9.38%, 05/01/2020(a)	105	112	1.31%, 12/15/2021(a),(b)	202	202
			SLM Private Education Loan Trust 2012-C
Macy's Retail Holdings Inc			1.31%, 08/15/2023(a),(b)	59	59
5.90%, 12/01/2016	420	442

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
September 30, 2015 (unaudited)

Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Student Loan Asset Backed Securities (continued)			Telecommunications (continued)
SLM Private Education Loan Trust 2012-E			Verizon Communications Inc (continued)
0.96%, 10/16/2023(a),(b)	$732	$732	2.63%, 02/21/2020	$11	$11
SLM Private Education Loan Trust 2013-A			4.52%, 09/15/2048	326	287
0.81%, 08/15/2022(a),(b)	1,460	1,457	5.01%, 08/21/2054	621	565
SLM Student Loan Trust 2008-6			5.15%, 09/15/2023	365	403
0.85%, 10/25/2017(b)	55	55	6.25%, 04/01/2037	25	28
SLM Student Loan Trust 2013-6			6.40%, 09/15/2033	32	37
0.47%, 02/25/2019(b)	301	301	VimpelCom Holdings BV
		$6,481	7.50%, 03/01/2022(a)	250	251
			Virgin Media Finance PLC
Telecommunications - 2.79%			6.00%, 10/15/2024(a)	200	193
Altice Finco SA
7.63%, 02/15/2025(a)	280	261	Vodafone Group PLC
8.13%, 01/15/2024(a)	340	324	2.50%, 09/26/2022	360	334
			Wind Acquisition Finance SA
AT&T Inc			7.38%, 04/23/2021(a)	290	286
2.45%, 06/30/2020	230	226			$8,379
3.40%, 05/15/2025	110	105
4.35%, 06/15/2045	125	107	Transportation - 0.59%
4.45%, 05/15/2021	295	315	CSX Corp
4.50%, 05/15/2035	600	549	3.70%, 10/30/2020	320	339
B Communications Ltd			3.95%, 05/01/2050	170	147
7.38%, 02/15/2021(a)	35	37	5.50%, 04/15/2041	185	205
CC Holdings GS V LLC / Crown Castle GS			6.25%, 03/15/2018	200	222
III Corp			7.38%, 02/01/2019	170	198
3.85%, 04/15/2023	510	508	Eletson Holdings
CenturyLink Inc			9.63%, 01/15/2022(a)	110	100
5.63%, 04/01/2025(a)	85	68	Hornbeck Offshore Services Inc
Eileme 2 AB			5.00%, 03/01/2021	65	48
11.63%, 01/31/2020(a)	200	217	Navios Maritime Acquisition Corp / Navios
Embarq Corp			Acquisition Finance US Inc
8.00%, 06/01/2036	80	83	8.13%, 11/15/2021(a)	190	176
Frontier Communications Corp			Navios Maritime Holdings Inc / Navios
8.88%, 09/15/2020(a)	25	25	Maritime Finance II US Inc
11.00%, 09/15/2025(a)	105	102	7.38%, 01/15/2022(a)	140	113
10.50%, 09/15/2022(a)	85	83	Navios South American Logistics Inc / Navios
Goodman Networks Inc			Logistics Finance US Inc
12.13%, 07/01/2018	95	48	7.25%, 05/01/2022(a)	185	166
Intelsat Jackson Holdings SA			Union Pacific Corp
7.25%, 10/15/2020	55	50	3.88%, 02/01/2055	75	67
Intelsat Luxembourg SA					$1,781
7.75%, 06/01/2021	205	135
8.13%, 06/01/2023	115	75	Trucking & Leasing - 0.06%
Level 3 Communications Inc			Penske Truck Leasing Co Lp / PTL Finance
5.75%, 12/01/2022	55	54	Corp
			3.38%, 02/01/2022(a)	200	195
Level 3 Financing Inc
5.13%, 05/01/2023(a)	35	34
5.38%, 08/15/2022	50	49	TOTAL BONDS		$198,824
6.13%, 01/15/2021	40	41		Principal
Neptune Finco Corp			CONVERTIBLE BONDS - 0.03%	Amount (000's) Value (000's)
10.13%, 01/15/2023(a),(c)	215	217
			Semiconductors - 0.03%
Ooredoo International Finance Ltd			Jazz Technologies Inc
3.88%, 01/31/2028	250	238	8.00%, 12/31/2018	60	87
Sprint Capital Corp
6.88%, 11/15/2028	85	61	TOTAL CONVERTIBLE BONDS		$87
Sprint Communications Inc			SENIOR FLOATING RATE INTERESTS -	Principal
7.00%, 08/15/2020	135	114	4.02%	Amount (000's) Value (000's)
9.00%, 11/15/2018(a)	45	47
9.13%, 03/01/2017	25	25	Aerospace & Defense - 0.09%
Sprint Corp			B/E Aerospace Inc, Term Loan B
7.13%, 06/15/2024	140	108	4.00%, 11/19/2021(b)	$281	$281
7.88%, 09/15/2023	105	85
Telefonica Emisiones SAU			Apparel - 0.04%
6.42%, 06/20/2016	95	98	Calceus Acquisition Inc, Term Loan B1
7.05%, 06/20/2036	25	29	5.00%, 09/24/2020(b)	115	109
T-Mobile USA Inc
6.00%, 03/01/2023	60	58
6.13%, 01/15/2022	20	19	Automobile Manufacturers - 0.12%
6.25%, 04/01/2021	95	95	FCA US LLC, Term Loan B
6.50%, 01/15/2024	30	29	2.92%, 05/24/2017(b)	29	29
6.63%, 04/28/2021	85	85	Navistar Inc, Term Loan B
Verizon Communications Inc			6.50%, 08/06/2020(b)	330	322
1.35%, 06/09/2017	410	409			$351
2.09%, 09/14/2018(b)	750	771

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
September 30, 2015 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Automobile Parts & Equipment - 0.04%			Entertainment (continued)
Federal-Mogul Holdings Corp, Term Loan C			Peninsula Gaming LLC, Term Loan B
4.75%, 04/02/2021(b)	$113	$107	4.25%, 11/30/2017(b)	$118	$118
			WMG Acquisition Corp, Term Loan B
			3.75%, 07/07/2020(b)	399	391
Building Materials - 0.10%
Builders FirstSource Inc, Term Loan B					$1,310
6.00%, 07/22/2022(b)	135	134	Food - 0.06%
GYP Holdings III Corp, Term Loan B			Bremen Acquisition LLC, Term Loan B
4.75%, 03/26/2021(b)	123	120	1.50%, 08/18/2022(b)	180	180
7.75%, 03/25/2022(b)	50	49

		$303	Forest Products & Paper - 0.21%
Chemicals - 0.45%			Caraustar Industries Inc, Term Loan B
A Schulman Inc, Term Loan B			8.00%, 04/26/2019(b)	184	184
4.00%, 05/11/2022(b)	105	104	8.00%, 05/01/2019(b)	269	267
Aruba Investments Inc, Term Loan B			NewPage Corp, Term Loan B
4.50%, 02/02/2022(b)	60	60	9.50%, 02/05/2021(b)	360	194
Axiall Holdco Inc, Term Loan B					$645
4.00%, 02/25/2022(b)	111	109
AZ Chem US Inc, Term Loan			Healthcare - Products - 0.05%
7.50%, 06/10/2022(b)	316	317	Accellent Inc, Term Loan
			4.32%, 02/19/2021(b)	54	54
AZ Chem US Inc, Term Loan B
4.54%, 06/10/2021(b)	27	27	ConvaTec Inc, Term Loan B
			4.25%, 06/09/2020(b)	15	15

Emerald Performance Materials LLC, Term			Kinetic Concepts Inc, Term Loan E1
Loan			4.50%, 05/04/2018 (b)	87	87
7.75%, 07/22/2022(b)	250	247
Ineos US Finance LLC, Term Loan B					$156
3.75%, 12/15/2020(b)	212	205	Healthcare - Services - 0.25%
Methanol Holdings Trinidad Ltd, Term Loan			DaVita HealthCare Partners Inc, Term Loan
B			B
4.25%, 06/16/2022(b)	304	295	3.50%, 06/18/2021(b)	59	59
		$1,364	Lantheus Medical Imaging Inc, Term Loan B
			7.00%, 06/24/2022(b)	229	216
Commercial Services - 0.06%
Interactive Data Corp, Term Loan B			MPH Acquisition Holdings LLC, Term Loan
4.75%, 05/02/2021(b)	121	120	B
			3.75%, 03/19/2021(b)	195	193
TMS International Corp, Term Loan B
4.50%, 10/04/2020(b)	58	56	Radnet Management Inc, Term Loan B
			4.27%, 10/10/2018(b)	15	14
		$176	8.00%, 03/25/2021(b)	295	283
Computers - 0.04%					$765
Oberthur Technologies of America Corp,
Term Loan B2			Insurance - 0.13%
4.50%, 10/18/2019(b)	111	110	Asurion LLC, Term Loan
			8.50%, 02/19/2021(b)	360	323
			Asurion LLC, Term Loan B1
Consumer Products - 0.08%			5.00%, 05/24/2019(b)	33	31
Dell International LLC, Term Loan B2			Asurion LLC, Term Loan B2
4.00%, 04/29/2020(b)	242	241	4.25%, 06/19/2020(b)	52	48
					$402

Diversified Financial Services - 0.03%			Internet - 0.07%
Delos Finance Sarl, Term Loan B			Zayo Group LLC, Term Loan B
3.50%, 02/26/2021(b)	100	100	3.75%, 05/06/2021(b)	226	224

Electric - 0.04%			Machinery - Diversified - 0.02%
Texas Competitive Electric Holdings Co LLC,			SIG Combibloc PurchaseCo Sarl, Term Loan
Term Loan NONEXT			B
4.72%, 04/25/2015(b)	285	106	4.25%, 03/11/2022(b)	55	55

Electronics - 0.09%			Media - 0.36%
TTM Technologies Inc, Term Loan B			CCO Safari III LLC, Term Loan I
6.00%, 05/07/2021(b)	295	274	3.50%, 01/23/2023(b)	110	109
			Cumulus Media Holdings Inc, Term Loan B
			4.25%, 12/23/2020(b)	128	107
Entertainment - 0.44%
CCM Merger Inc, Term Loan B			iHeartCommunications Inc, Term Loan D-
4.50%, 07/30/2021(b)	303	302	EXT
Eldorado Resorts Inc, Term Loan B			6.94%, 01/30/2019(b)	245	203
4.25%, 07/15/2022(b)	239	239	Numericable US LLC, Term Loan B1
Lions Gate Entertainment Corp, Term Loan			4.50%, 04/23/2020(b)	70	70
B			Numericable US LLC, Term Loan B2
5.00%, 03/11/2022(b)	260	260	4.50%, 04/23/2020(b)	61	61

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
September 30, 2015 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Media (continued)			Software - 0.17%
Univision Communications Inc, Term Loan			Activision Blizzard Inc, Term Loan B
C3			3.25%, 07/26/2020(b)	$221	$221
4.00%, 03/01/2020(b)	$24	$24	Evergreen Skills Lux Sarl, Term Loan
Univision Communications Inc, Term Loan			3.75%, 04/08/2021(b)	166	164
C4			First Data Corp, Term Loan B
4.00%, 03/01/2020(b)	190	188	4.20%, 03/24/2021(b)	125	125
WideOpenWest Finance LLC, Term Loan B					$510
4.50%, 04/01/2019(b)	121	120
WideOpenWest Finance LLC, Term Loan B1			Telecommunications - 0.07%
3.75%, 07/17/2017(b)	204	202	Altice Financing SA, Delay-Draw Term Loan
		$1,084	DD
			5.50%, 07/03/2019(b)	171	171
Mining - 0.10%			NTELOS Inc, Term Loan B
FMG Resources August 2006 Pty Ltd, Term			5.75%, 11/09/2019(b)	34	34
Loan B					$205
3.06%, 06/30/2019(b)	356	290
			Trucking & Leasing - 0.04%
			Fly Funding II Sarl, Term Loan
Oil & Gas - 0.12%			3.50%, 08/09/2019(b)	108	107
Drillships Financing Holding Inc, Term Loan
B1			TOTAL SENIOR FLOATING RATE INTERESTS		$12,056
6.00%, 03/31/2021(b)	132	77	U.S. GOVERNMENT & GOVERNMENT	Principal
Seadrill Operating LP, Term Loan B			AGENCY OBLIGATIONS - 33.62%	Amount (000's) Value (000's)
4.00%, 02/12/2021(b)	428	258
			Federal Home Loan Mortgage Corporation (FHLMC) -
Seventy Seven Operating LLC, Term Loan B			2.26%
3.75%, 06/17/2021(b)	30	25	2.25%, 02/01/2037(b)	$25	$26
		$360	2.54%, 02/01/2034(b)	4	4
Oil & Gas Services - 0.09%			3.50%, 08/01/2045	791	831
Navios Maritime Midstream Partners LP,			3.50%, 10/01/2045	860	900
Term Loan B			4.00%, 02/01/2044	588	629
5.33%, 06/15/2020(b)	269	267	4.00%, 10/01/2044	834	893
			4.50%, 07/01/2024	53	57
			5.00%, 05/01/2018	115	119
Packaging & Containers - 0.04%			5.00%, 06/01/2031	233	256
Berry Plastics Corp, Term Loan			5.00%, 10/01/2035	85	94
0.00%, 09/16/2022(b),(f)	125	125	5.00%, 06/01/2041	2,250	2,498
			6.00%, 03/01/2031	17	19
Pharmaceuticals - 0.20%			6.00%, 06/01/2032	44	50
DPx Holdings BV, Term Loan B			6.00%, 10/01/2032	29	33
4.25%, 01/22/2021(b)	104	102	6.00%, 01/01/2038	130	150
Endo Luxembourg Finance I Co Sarl, Term			6.50%, 03/01/2029	7	8
Loan B			6.50%, 05/01/2029	10	12
0.00%, 06/24/2022(b),(f)	80	80	6.50%, 04/01/2031	4	5
Grifols Worldwide Operations USA Inc, Term			6.50%, 02/01/2032	10	11
Loan B			6.50%, 05/01/2032	15	17
3.19%, 03/05/2021(b)	113	113	6.50%, 05/01/2032	9	10
Valeant Pharmaceuticals International Inc,			6.50%, 04/01/2035	14	16
Term Loan BE1			7.00%, 12/01/2029	29	33
3.75%, 08/05/2020(b)	163	161	7.00%, 06/01/2030	5	5
Valeant Pharmaceuticals International Inc,			7.00%, 12/01/2030	4	4
Term Loan BF1			7.00%, 01/01/2031	4	5
4.00%, 04/01/2022(b)	154	152	7.00%, 01/01/2031	1	1
		$608	7.00%, 02/01/2031	3	3
			7.00%, 12/01/2031	36	38
REITS - 0.13%			7.50%, 04/01/2030	5	6
iStar Inc, Term Loan A2			7.50%, 09/01/2030	3	3
7.00%, 03/19/2017(b)	369	376	7.50%, 03/01/2031	17	19
			8.00%, 09/01/2030	38	40
Retail - 0.29%					$6,795
Academy Ltd, Term Loan B			Federal National Mortgage Association (FNMA) - 12.48%
5.00%, 06/16/2022(b)	207	206	2.31%, 03/01/2035(b)	74	78
Dollar Tree Inc, Term Loan B1			2.34%, 07/01/2034(b)	3	3
3.50%, 05/26/2022(b)	71	71	2.38%, 07/01/2034(b)	33	35
Michaels Stores Inc, Term Loan B			2.50%, 03/01/2030	958	978
4.00%, 01/20/2028(b)	178	178	2.50%, 10/01/2030(g)	1,880	1,917
Neiman Marcus Group LTD LLC, Term			3.00%, 10/01/2026(g)	750	781
Loan			3.00%, 03/01/2034	720	748
4.25%, 10/25/2020(b)	297	290	3.00%, 11/01/2042	1,240	1,261
PetSmart Inc, Term Loan B			3.00%, 05/01/2043	291	295
4.25%, 03/11/2022(b)	120	120	3.00%, 10/01/2045(g)	4,250	4,307
		$865	3.50%, 10/01/2025(g)	900	951
			3.50%, 08/01/2034	806	852

See accompanying notes.

     Schedule of Investments Bond & Mortgage Securities Account September 30, 2015 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Federal National Mortgage Association (FNMA) (continued)			Government National Mortgage Association (GNMA)
3.50%, 01/01/2041	$71	$ 75	(continued)
3.50%, 11/01/2042	1,487	1,568		5.50%, 05/20/2035	$26	$29
				6.00%, 01/20/2029	44	51
3.50%, 07/01/2043	574	603		6.00%, 07/20/2029	7	8
3.50%, 07/01/2043	1,426	1,499
3.50%, 09/01/2044	3,247	3,406		6.00%, 12/15/2033	38	44
3.50%, 10/01/2045(g)	1,525	1,591		6.00%, 12/20/2036	135	151
4.00%, 10/01/2019	51	53		6.50%, 03/20/2028	7	8
4.00%, 08/01/2020	242	253		6.50%, 05/20/2029	6	7
				6.50%, 12/15/2032	540	623
4.00%, 03/01/2034	747	810		7.00%, 03/15/2031	15	17
4.00%, 11/01/2040	2,494	2,685
4.00%, 10/01/2041(g)	3,300	3,520		7.50%, 05/15/2029	19	19
4.50%, 07/01/2025	109	117		8.00%, 12/15/2030	9	11
4.50%, 04/01/2039	1,524	1,654				$21,400
4.50%, 11/01/2040	1,550	1,698	U.S. Treasury - 10.94%
4.50%, 09/01/2041	416	452		0.50%, 11/30/2016	275	275
4.50%, 07/01/2044	227	246		0.63%, 08/15/2016	1,315	1,318
4.50%, 12/01/2044	310	338		0.88%, 04/30/2017(h)	850	854
5.00%, 02/01/2035	324	360		0.88%, 07/15/2018	1,480	1,480
5.00%, 12/01/2039	63	70		1.00%, 08/31/2016	300	302
5.00%, 06/01/2040	29	32		1.25%, 10/31/2015	150	150
5.00%, 10/01/2041	425	469		1.25%, 01/31/2020	750	749
5.50%, 06/01/2019	41	43		1.38%, 01/31/2020	5,825	5,849
5.50%, 07/01/2019	22	24		1.38%, 03/31/2020	250	251
5.50%, 07/01/2019	9	9		1.38%, 04/30/2020	650	652
5.50%, 08/01/2019	31	33		1.63%, 12/31/2019	3,050	3,096
5.50%, 08/01/2019	6	6		1.75%, 09/30/2019(i)	4,780	4,881
5.50%, 10/01/2019	39	42		1.75%, 04/30/2022	60	60
5.50%, 10/01/2019	56	59		1.88%, 11/30/2021	2,550	2,583
5.50%, 12/01/2022	43	48		2.00%, 05/31/2021	1,120	1,147
5.50%, 07/01/2033	521	582		2.00%, 10/31/2021	540	551
5.50%, 04/01/2035	50	56		2.00%, 02/15/2025	1,300	1,295
5.50%, 08/01/2036	948	1,063		2.13%, 05/15/2025	750	755
5.50%, 02/01/2037	16	18		2.50%, 02/15/2045	100	92
5.50%, 05/01/2040	114	128		2.63%, 01/31/2018	1,700	1,772
5.50%, 05/01/2040	102	114		3.00%, 11/15/2044	1,535	1,567
5.70%, 02/01/2036(b)	34	36		3.13%, 02/15/2042	940	989
6.00%, 05/01/2031	5	6		3.13%, 08/15/2044	270	283
6.00%, 07/01/2035	282	320		3.75%, 11/15/2043	1,500	1,766
6.00%, 02/01/2037	289	325		3.88%, 08/15/2040	90	107
6.00%, 02/01/2038	122	138				$32,824
6.50%, 03/01/2032	11	12
6.50%, 07/01/2037	75	85	U.S. Treasury Inflation-Indexed Obligations - 0.81%
6.50%, 07/01/2037	57	68		0.13%, 01/15/2022	359	349
6.50%, 02/01/2038	60	73		0.25%, 01/15/2025	2,161	2,072
6.50%, 03/01/2038	38	44				$2,421
6.50%, 09/01/2038	343	402	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
7.00%, 02/01/2032	18	19	OBLIGATIONS			$100,898
		$37,458	Total Investments			$328,349
Government National Mortgage Association (GNMA) -			Liabilities in Excess of Other Assets, Net - (9.42)%			$(28,274)
7.13%			TOTAL NET ASSETS - 100.00%			$300,075
1.50%, 07/20/2043(b)	463	471
1.75%, 01/20/2035(b)	42	43
2.00%, 04/20/2043(b)	543	563	(a)	Security exempt from registration under Rule 144A of the Securities Act of
3.00%, 02/15/2043	698	716		1933. These securities may be resold in transactions exempt from
3.00%, 07/20/2044	1,100	1,126		registration, normally to qualified institutional buyers. At the end of the
3.00%, 10/01/2045	1,500	1,531		period, the value of these securities totaled $54,029 or 18.01% of net
3.50%, 10/01/2041(g)	4,600	4,814		assets.
3.50%, 10/15/2042	79	84	(b)	Variable Rate. Rate shown is in effect at September 30, 2015.
3.50%, 10/01/2045	2,125	2,226	(c)	Security purchased on a when-issued basis.
4.00%, 10/01/2040(g)	2,750	2,931	(d)	Fair value of these investments is determined in good faith by the Manager
4.00%, 02/15/2042	295	318		under procedures established and periodically reviewed by the Board of
4.00%, 10/01/2045	1,300	1,385		Directors. At the end of the period, the fair value of these securities totaled
4.50%, 09/15/2039	1,154	1,278		$1,419 or 0.47% of net assets.
4.50%, 10/20/2040	204	222	(e)	Payment in kind; the issuer has the option of paying additional securities
4.50%, 11/15/2040	238	262		in lieu of cash.
4.50%, 07/20/2045	984	1,060	(f)	This Senior Floating Rate Note will settle after September 30, 2015, at
5.00%, 02/15/2034	474	529		which time the interest rate will be determined.
5.00%, 10/15/2034	169	189	(g)	Security was purchased in a "to-be-announced" ("TBA") transaction. See
5.00%, 10/20/2039	115	128		Notes to Financial Statements for additional information.
5.00%, 07/20/2040	53	58	(h)	Security or a portion of the security was pledged to cover margin
5.00%, 02/15/2042	210	234		requirements for futures contracts. At the end of the period, the value of
5.50%, 12/20/2033	233	264		these securities totaled $252 or 0.08% of net assets.

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
September 30, 2015 (unaudited)

(i)	Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $786 or 0.26% of net assets.

Portfolio Summary (unaudited)
Sector		Percent
Mortgage Securities			28.60%
Asset Backed Securities			13.67%
Financial			13.57%
Government			12.20%
Consumer, Non-cyclical			8.46%
Communications			6.20%
Consumer, Cyclical			5.56%
Energy			5.13%
Exchange Traded Funds			5.03%
Industrial			3.34%
Utilities			2.59%
Basic Materials			2.54%
Technology			2.31%
Diversified			0.22%
Liabilities in Excess of Other Assets, Net			(9.42)%
TOTAL NET ASSETS			100.00%

Exchange Cleared Credit Default Swaps

Buy Protection
	(Pay)/				Upfront		Unrealized
	Receive		Expiration		Premiums		Appreciation/
Reference Entity	Fixed Rate		Date	Notional Amount Paid/(Received) (Depreciation)				Fair Value
CDX.NA.HY.24		(5.00)%	06/20/2020	$7,425	$(435	) $	229	$(206)
Total					$(435	) $	229	$(206)

Amounts in thousands

Futures Contracts

								Unrealized
Type	Long/Short	Contracts		Notional Value	Fair Value		Appreciation/(Depreciation)
US 2 Year Note; December 2015	Short		2	$436	$438			$(2)
US 5 Year Note; December 2015	Short		1	120	121			(1)
US Ultra Bond; December 2015	Long		49	7,754	7,860			106
Total								$103

Amounts in thousands except contracts

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2015 (unaudited)

INVESTMENT COMPANIES - 8.13%	Shares Held Value (000's)				Principal
			BONDS (continued)	Amount (000's) Value (000's)
Publicly Traded Investment Fund - 8.13%
First American Government Obligations Fund	150,271,296	$150,271	Agriculture (continued)
			Reynolds American Inc	(continued)
TOTAL INVESTMENT COMPANIES		$150,271	8.13%, 06/23/2019(b)		$36	$43
	Principal					$4,176
BONDS- 34.37%	Amount (000's) Value (000's)		Airlines - 0.09%
Advertising - 0.02%			American Airlines 2011-1 Class A Pass
Omnicom Group Inc			Through Trust
4.45%, 08/15/2020	$128	$138	5.25%, 07/31/2022		136	145
Svensk Exportkredit AB			American Airlines 2014-1 Class A Pass
5.13%, 03/01/2017	218	232	Through Trust
		$370	3.70%, 04/01/2028		388	386
			Continental Airlines 2010-1 Class A Pass
Aerospace & Defense - 0.30%			Through Trust
Boeing Capital Corp			4.75%, 07/12/2022		39	41
4.70%, 10/27/2019	33	37	Continental Airlines 2012-2 Class A Pass
Boeing Co/The			Through Trust
3.75%, 11/20/2016	51	53	4.00%, 04/29/2026		184	188
5.88%, 02/15/2040	154	193	Delta Air Lines 2007-1 Class A Pass Through
7.95%, 08/15/2024	200	273	Trust
Exelis Inc			6.82%, 02/10/2024		74	86
4.25%, 10/01/2016	128	131	Southwest Airlines Co
Harris Corp			2.75%, 11/06/2019		300	306
4.40%, 12/15/2020	51	54	UAL 2009-2A Pass Through Trust
L-3 Communications Corp			9.75%, 01/15/2017		102	111
1.50%, 05/28/2017	250	248	United Airlines 2014-2 Class A Pass Through
4.95%, 02/15/2021	277	294	Trust
Lockheed Martin Corp			3.75%, 03/03/2028		200	200
3.35%, 09/15/2021	102	106	US Airways 2013-1 Class A Pass Through
3.60%, 03/01/2035	350	321	Trust
4.07%, 12/15/2042	47	44	3.95%, 05/15/2027		187	188
5.50%, 11/15/2039	220	242				$1,651
6.15%, 09/01/2036	290	348
Northrop Grumman Corp			Apparel - 0.04%
1.75%, 06/01/2018	500	498	NIKE Inc
3.50%, 03/15/2021	277	287	2.25%, 05/01/2023		200	193
Raytheon Co			3.63%, 05/01/2043		200	187
3.13%, 10/15/2020	77	81	VF Corp
4.88%, 10/15/2040	154	170	6.00%, 10/15/2033		350	422
United Technologies Corp						$802
3.10%, 06/01/2022	1,000	1,016	Automobile Asset Backed Securities - 0.30%
4.50%, 04/15/2020	74	82	Ally Auto Receivables Trust 2013-2
4.50%, 06/01/2042	580	591	1.24%, 11/15/2018		500	500
5.38%, 12/15/2017	102	111	Americredit Automobile Receivables Trust
5.70%, 04/15/2040	51	60	2014-4
6.13%, 07/15/2038	18	22	1.27%, 07/08/2019(a)		1,000	999
6.70%, 08/01/2028	175	225	Capital Auto Receivables Asset Trust 2015-2
		$5,487	1.39%, 09/20/2018(a)		1,000	1,002
Agriculture - 0.23%			Carmax Auto Owner Trust 2013-2
Altria Group Inc			0.84%, 11/15/2018		300	298
4.00%, 01/31/2024	350	362	CarMax Auto Owner Trust 2013-4
4.75%, 05/05/2021	128	140	0.80%, 07/16/2018		426	426
5.38%, 01/31/2044	200	217	Fifth Third Auto Trust 2014-3
9.25%, 08/06/2019	126	157	1.47%, 05/17/2021(a)		500	504
9.95%, 11/10/2038	57	91	Honda Auto Receivables 2014-4 Owner
10.20%, 02/06/2039	68	110	Trust
Archer-Daniels-Midland Co			0.99%, 09/17/2018		500	500
4.48%, 03/01/2021(a)	29	32	Honda Auto Receivables Owner Trust 2014-
Philip Morris International Inc			3
1.13%, 08/21/2017	100	100	0.88%, 06/15/2018(a)		500	499
1.25%, 11/09/2017	500	500	Hyundai Auto Receivables Trust 2012-C
2.90%, 11/15/2021	51	51	1.06%, 06/15/2018		266	266
4.38%, 11/15/2041	51	50	World Omni Auto Receivables Trust 2013-B
4.50%, 03/26/2020	131	144	1.32%, 01/15/2020(a)		515	516
4.50%, 03/20/2042	400	401				$5,510
5.65%, 05/16/2018	25	28	Automobile Manufacturers - 0.39%
6.38%, 05/16/2038	100	125	American Honda Finance Corp
Reynolds American Inc			1.55%, 12/11/2017		350	352
4.45%, 06/12/2025	220	230	Daimler Finance North America LLC
4.85%, 09/15/2023	350	375	8.50%, 01/18/2031		102	145
5.85%, 08/15/2045	390	434
6.88%, 05/01/2020(b)	500	586	Ford Motor Co
			4.75%, 01/15/2043		400	375

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Automobile Manufacturers (continued)			Banks (continued)
Ford Motor Co (continued)			Bank of Montreal (continued)
7.45%, 07/16/2031	$100	$124	1.45%, 04/09/2018	$300	$298
Ford Motor Credit Co LLC			2.50%, 01/11/2017	228	232
1.46%, 03/27/2017	380	378	Bank of Nova Scotia/The
1.50%, 01/17/2017	500	498	1.45%, 04/25/2018	300	298
2.15%, 01/09/2018	500	498	1.70%, 06/11/2018	1,000	999
2.24%, 06/15/2018	370	369	Barclays Bank PLC
3.66%, 09/08/2024	750	728	5.13%, 01/08/2020	750	839
4.25%, 02/03/2017	200	207	5.14%, 10/14/2020	1,000	1,095
4.25%, 09/20/2022	200	206	6.75%, 05/22/2019	200	233
4.38%, 08/06/2023	350	363	BB&T Corp
5.00%, 05/15/2018	200	213	1.60%, 08/15/2017	200	201
5.88%, 08/02/2021	200	226	6.85%, 04/30/2019	18	21
PACCAR Financial Corp			BNP Paribas SA
1.40%, 11/17/2017	320	321	2.38%, 09/14/2017	200	203
Toyota Motor Credit Corp			2.40%, 12/12/2018	750	760
1.25%, 10/05/2017	400	401	4.25%, 10/15/2024	750	746
1.55%, 07/13/2018	500	502	5.00%, 01/15/2021	77	86
2.05%, 01/12/2017	77	78	BPCE SA
2.13%, 07/18/2019	500	502	1.61%, 07/25/2017	750	754
2.15%, 03/12/2020	500	501	4.00%, 04/15/2024	250	260
2.63%, 01/10/2023	100	98	Branch Banking & Trust Co
3.30%, 01/12/2022	77	80	1.45%, 10/03/2016	200	201
		$7,165	2.30%, 10/15/2018	750	760
			2.85%, 04/01/2021	1,000	1,015
Automobile Parts & Equipment - 0.05%			Capital One Financial Corp
BorgWarner Inc			2.45%, 04/24/2019	250	249
3.38%, 03/15/2025	500	490	3.20%, 02/05/2025	400	382
Johnson Controls Inc			3.50%, 06/15/2023	84	83
1.40%, 11/02/2017	200	199	Capital One NA/Mclean VA
3.75%, 12/01/2021	77	79	1.50%, 09/05/2017	500	498
5.00%, 03/30/2020	64	70	Citigroup Inc
5.25%, 12/01/2041	128	129	1.30%, 11/15/2016	250	251
		$967	1.55%, 08/14/2017	750	751
Banks- 5.73%			1.70%, 04/27/2018	1,000	995
Abbey National Treasury Services			2.40%, 02/18/2020	200	199
PLC/London			3.50%, 05/15/2023	600	584
2.38%, 03/16/2020	750	753	3.75%, 06/16/2024	500	509
3.05%, 08/23/2018	500	516	4.05%, 07/30/2022	200	204
Associated Banc-Corp			4.30%, 11/20/2026	500	495
4.25%, 01/15/2025	500	508	4.45%, 01/10/2017	154	160
Australia & New Zealand Banking Group			4.50%, 01/14/2022	454	491
Ltd/New York NY			4.65%, 07/30/2045	260	259
1.25%, 06/13/2017	400	399	5.50%, 09/13/2025	300	326
1.50%, 01/16/2018	500	500	5.88%, 01/30/2042	328	381
Bank of America Corp			6.13%, 11/21/2017	328	358
1.35%, 11/21/2016	500	501	6.13%, 05/15/2018	300	332
1.95%, 05/12/2018	460	461	6.63%, 06/15/2032	112	132
2.00%, 01/11/2018	500	502	8.13%, 07/15/2039	228	328
2.25%, 04/21/2020	160	158	8.50%, 05/22/2019	728	879
2.60%, 01/15/2019	750	758	Citizens Bank NA/Providence RI
3.30%, 01/11/2023	300	298	1.60%, 12/04/2017	500	498
3.88%, 03/22/2017	200	207	Commonwealth Bank of Australia/New York
3.95%, 04/21/2025	830	807	NY
4.13%, 01/22/2024	1,000	1,045	1.13%, 03/13/2017	500	500
4.88%, 04/01/2044	500	519	2.30%, 03/12/2020	750	752
5.42%, 03/15/2017	201	211	2.50%, 09/20/2018	200	204
5.63%, 07/01/2020	380	429	Cooperatieve Centrale Raiffeisen-
5.65%, 05/01/2018	455	496	Boerenleenbank BA/Netherlands
5.70%, 01/24/2022	580	662	3.38%, 01/19/2017	128	132
5.88%, 02/07/2042	228	267	3.88%, 02/08/2022	328	345
6.00%, 09/01/2017	265	286	3.95%, 11/09/2022	300	301
6.11%, 01/29/2037	450	518	4.50%, 01/11/2021	51	56
6.88%, 04/25/2018	205	229	5.25%, 05/24/2041	500	559
7.63%, 06/01/2019	300	353	Cooperatieve Centrale Raiffeisen-
Bank of America NA			Boerenleenbank BA/NY
1.13%, 11/14/2016	300	300	2.25%, 01/14/2020	300	300
1.25%, 02/14/2017	350	350	Credit Suisse Group Funding Guernsey Ltd
6.10%, 06/15/2017	1,000	1,069	3.75%, 03/26/2025(b)	750	728
Bank of Montreal			Credit Suisse/New York NY
1.40%, 04/10/2018	750	745	1.38%, 05/26/2017	1,300	1,299

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2015 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value (000	's)	BONDS (continued)	Amount (000's) Value (000's)

Banks (continued)				Banks (continued)
Credit Suisse/New York NY (continued)				KFW (continued)
3.63%, 09/09/2024	$400	$ 401		0.63%, 12/15/2016	$1,250	$1,251
5.40%, 01/14/2020	200	222		0.75%, 03/17/2017	1,350	1,352
Deutsche Bank AG/London				1.00%, 01/26/2018	500	501
1.40%, 02/13/2017	500	499		1.25%, 02/15/2017	257	259
1.88%, 02/13/2018	200	199		1.75%, 10/15/2019	750	761
6.00%, 09/01/2017	344	371		1.88%, 04/01/2019	250	256
Discover Bank/Greenwood DE				2.00%, 05/02/2025	880	862
2.00%, 02/21/2018	200	199		2.63%, 01/25/2022	1,257	1,317
4.25%, 03/13/2026	500	506		2.75%, 09/08/2020	300	317
Fifth Third Bancorp				4.00%, 01/27/2020	847	937
5.45%, 01/15/2017	51	53		4.38%, 03/15/2018	295	319
8.25%, 03/01/2038	385	557		4.50%, 07/16/2018	102	112
Goldman Sachs Group Inc/The				4.88%, 01/17/2017	500	527
2.55%, 10/23/2019	500	503		4.88%, 06/17/2019	282	318
2.75%, 09/15/2020	500	503		Korea Development Bank/The
3.50%, 01/23/2025	1,000	984		2.50%, 03/11/2020	500	505
4.00%, 03/03/2024	1,000	1,029		2.88%, 08/22/2018	350	358
5.25%, 07/27/2021	502	560		Landwirtschaftliche Rentenbank
5.38%, 03/15/2020	500	558		0.88%, 09/12/2017	200	200
5.63%, 01/15/2017	282	296		1.75%, 04/15/2019	350	356
5.75%, 01/24/2022	228	262		2.00%, 01/13/2025	300	294
6.13%, 02/15/2033	750	897		2.38%, 09/13/2017	200	206
6.15%, 04/01/2018	821	904		5.00%, 11/08/2016	102	107
6.25%, 09/01/2017	1,110	1,206		Lloyds Bank PLC
6.25%, 02/01/2041	700	844		1.75%, 03/16/2018	750	750
6.45%, 05/01/2036	351	410		2.35%, 09/05/2019	400	402
HSBC Holdings PLC				6.38%, 01/21/2021	51	61
4.00%, 03/30/2022	128	134		Manufacturers & Traders Trust Co
4.25%, 03/14/2024	500	496		2.10%, 02/06/2020	200	199
5.10%, 04/05/2021	728	806		Morgan Stanley
6.10%, 01/14/2042	154	192		2.80%, 06/16/2020	1,000	1,006
6.50%, 05/02/2036	400	473		3.75%, 02/25/2023	200	205
6.50%, 09/15/2037	500	586		4.75%, 03/22/2017	400	419
HSBC USA Inc				5.00%, 11/24/2025	500	532
1.50%, 11/13/2017	400	399		5.55%, 04/27/2017	690	732
1.63%, 01/16/2018	300	299		5.63%, 09/23/2019	1,321	1,476
2.63%, 09/24/2018	200	204		5.75%, 10/18/2016	590	617
Industrial & Commercial Bank of China				5.75%, 01/25/2021	1,050	1,198
Ltd/New York				6.25%, 08/28/2017	375	407
2.35%, 11/13/2017	400	403		6.38%, 07/24/2042	600	737
Intesa Sanpaolo SpA				MUFG Capital Finance 1 Ltd
2.38%, 01/13/2017	500	502		6.35%, 07/29/2049(a)	1,000	1,023
JPMorgan Chase & Co				MUFG Union Bank NA
1.35%, 02/15/2017	350	350		2.25%, 05/06/2019	400	401
1.63%, 05/15/2018	300	298		National Australia Bank Ltd/New York
2.25%, 01/23/2020	670	664		2.30%, 07/25/2018	400	406
2.75%, 06/23/2020	1,000	1,009		Northern Trust Corp
3.13%, 01/23/2025	1,000	965		3.95%, 10/30/2025	500	524
3.20%, 01/25/2023	1,000	993		Oesterreichische Kontrollbank AG
3.25%, 09/23/2022	300	300		1.38%, 02/10/2020	250	249
3.38%, 05/01/2023	400	391		PNC Bank NA
3.88%, 09/10/2024	500	495		1.30%, 10/03/2016	350	351
4.40%, 07/22/2020	162	175		2.25%, 07/02/2019	1,000	1,006
4.50%, 01/24/2022	257	277		3.80%, 07/25/2023	400	413
4.63%, 05/10/2021	257	280		PNC Funding Corp
4.95%, 03/25/2020	57	63		4.38%, 08/11/2020	51	56
5.40%, 01/06/2042	102	115		5.13%, 02/08/2020	25	28
5.60%, 07/15/2041	154	176		5.63%, 02/01/2017	102	107
5.63%, 08/16/2043	350	385		6.70%, 06/10/2019	25	29
6.30%, 04/23/2019	800	910		Royal Bank of Canada
6.40%, 05/15/2038	200	251		1.25%, 06/16/2017	400	400
JPMorgan Chase Bank NA				2.15%, 03/06/2020	750	752
6.00%, 10/01/2017	1,000	1,081		2.20%, 07/27/2018	400	406
KeyBank NA/Cleveland OH				Royal Bank of Scotland PLC/The
2.25%, 03/16/2020	200	199		5.63%, 08/24/2020	167	190
2.50%, 12/15/2019	500	506		Santander Bank NA
KeyCorp				2.00%, 01/12/2018	300	299
5.10%, 03/24/2021	102	113		Santander Holdings USA Inc/PA
KFW				4.50%, 07/17/2025	750	753
0.00%, 04/18/2036(c)	380	204

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Banks (continued)			Beverages (continued)
Societe Generale SA			Coca-Cola Femsa SAB de CV
2.63%, 10/01/2018	$300	$306	2.38%, 11/26/2018	$400	$403
State Street Corp			Diageo Capital PLC
2.55%, 08/18/2020	180	182	1.50%, 05/11/2017	200	201
3.10%, 05/15/2023	300	295	4.83%, 07/15/2020	51	57
3.55%, 08/18/2025	200	204	5.88%, 09/30/2036	139	164
5.38%, 04/30/2017	18	19	Diageo Investment Corp
Sumitomo Mitsui Banking Corp			2.88%, 05/11/2022	200	198
1.75%, 01/16/2018	300	300	Dr Pepper Snapple Group Inc
2.50%, 07/19/2018	300	305	2.60%, 01/15/2019	277	281
3.20%, 07/18/2022	100	101	Pepsi Bottling Group Inc/The
3.65%, 07/23/2025	500	509	7.00%, 03/01/2029	300	410
SunTrust Bank/Atlanta GA			PepsiCo Inc
2.75%, 05/01/2023	200	192	2.75%, 03/05/2022	593	596
Svenska Handelsbanken AB			3.13%, 11/01/2020	128	134
2.25%, 06/17/2019	500	506	4.25%, 10/22/2044	500	494
Toronto-Dominion Bank/The			4.50%, 01/15/2020	51	56
1.13%, 05/02/2017	215	215	4.88%, 11/01/2040	128	139
1.63%, 03/13/2018	750	752	5.00%, 06/01/2018	300	328
2.38%, 10/19/2016	180	183	5.50%, 01/15/2040	51	59
2.63%, 09/10/2018	350	359	7.90%, 11/01/2018	158	187
UBS AG/Stamford CT					$7,749
1.38%, 08/14/2017	890	887
4.88%, 08/04/2020	200	222	Biotechnology - 0.40%
5.88%, 12/20/2017	150	163	Amgen Inc
US Bancorp			1.25%, 05/22/2017	1,000	998
1.65%, 05/15/2017	205	207	2.13%, 05/15/2017	85	86
2.95%, 07/15/2022	200	199	4.10%, 06/15/2021	501	532
3.00%, 03/15/2022	128	131	5.15%, 11/15/2041	77	79
4.13%, 05/24/2021	77	84	5.38%, 05/15/2043	600	640
US Bank NA/Cincinnati OH			5.70%, 02/01/2019	12	13
1.10%, 01/30/2017	500	501	5.75%, 03/15/2040	25	28
Wachovia Corp			5.85%, 06/01/2017	279	299
5.75%, 02/01/2018	280	306	6.40%, 02/01/2039	262	311
Wells Fargo & Co			6.90%, 06/01/2038	90	113
1.15%, 06/02/2017	650	650	Biogen Inc
1.50%, 01/16/2018	300	300	4.05%, 09/15/2025	240	243
2.10%, 05/08/2017	450	456	5.20%, 09/15/2045	500	505
2.13%, 04/22/2019	1,000	1,007	Celgene Corp
3.00%, 02/19/2025	890	856	2.30%, 08/15/2018	110	111
3.45%, 02/13/2023	200	199	3.88%, 08/15/2025	450	450
3.50%, 03/08/2022	180	186	4.63%, 05/15/2044	350	332
3.90%, 05/01/2045	1,000	919	Gilead Sciences Inc
4.60%, 04/01/2021	102	112	2.55%, 09/01/2020	600	604
5.38%, 02/07/2035	500	573	3.50%, 02/01/2025	750	755
Wells Fargo Bank NA			4.40%, 12/01/2021	77	83
5.95%, 08/26/2036	750	912	4.60%, 09/01/2035	500	500
6.60%, 01/15/2038	250	326	4.75%, 03/01/2046	180	181
Wells Fargo Capital X			4.80%, 04/01/2044	500	503
5.95%, 12/01/2086	200	201			$7,366
Westpac Banking Corp			Building Materials - 0.06%
1.20%, 05/19/2017	500	500	Owens Corning
4.88%, 11/19/2019	225	249	4.20%, 12/15/2022	1,000	1,013
		$105,848

Beverages - 0.42%			Chemicals - 0.51%
Anheuser-Busch Cos LLC			Agrium Inc
5.50%, 01/15/2018	90	98	4.90%, 06/01/2043	200	195
6.50%, 02/01/2043	500	620	6.13%, 01/15/2041	250	283
Anheuser-Busch InBev Worldwide Inc			Airgas Inc
2.50%, 07/15/2022	300	287	2.38%, 02/15/2020	200	198
3.75%, 07/15/2042	100	86	Albemarle Corp
5.00%, 04/15/2020	38	42	5.45%, 12/01/2044	150	152
5.38%, 01/15/2020	68	76	CF Industries Inc
6.38%, 01/15/2040	251	298	5.15%, 03/15/2034	500	482
6.88%, 11/15/2019	551	647	6.88%, 05/01/2018	100	111
7.75%, 01/15/2019	478	562	7.13%, 05/01/2020	100	118
8.20%, 01/15/2039	51	72	Dow Chemical Co/The
Coca-Cola Co/The			4.13%, 11/15/2021	201	210
1.15%, 04/01/2018	500	500	4.38%, 11/15/2042	200	174
1.65%, 03/14/2018	200	201	7.38%, 11/01/2029	850	1,082
3.15%, 11/15/2020	528	553	8.55%, 05/15/2019	144	174

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2015 (unaudited)

		Principal		Principal
BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Chemicals (continued)				Commercial Mortgage Backed Securities (continued)
Dow Chemical Co/The	(continued)			Citigroup Commercial Mortgage Trust 2013-
9.40%, 05/15/2039		$51	$75	GC11
Eastman Chemical Co				0.75%, 04/10/2046	$237	$236
2.70%, 01/15/2020		400	400	Citigroup Commercial Mortgage Trust 2013-
3.60%, 08/15/2022		100	101	GC15
4.50%, 01/15/2021		51	55	4.37%, 09/10/2046	1,000	1,104
4.80%, 09/01/2042		100	97	COMM 2007-C9 Mortgage Trust
Ecolab Inc				5.99%, 12/10/2049(a)	629	666
1.45%, 12/08/2017		300	299	COMM 2012-CCRE5 Mortgage Trust
4.35%, 12/08/2021		102	110	1.68%, 12/10/2045	531	529
5.50%, 12/08/2041		307	347	COMM 2013-CCRE8 Mortgage Trust
EI du Pont de Nemours & Co				3.61%, 06/10/2046	500	526
2.80%, 02/15/2023		200	194	COMM 2013-LC6 Mortgage Trust
4.15%, 02/15/2043		100	94	2.94%, 01/10/2046	500	509
4.25%, 04/01/2021		177	193	COMM 2014-LC15 Mortgage Trust
4.63%, 01/15/2020		25	27	2.84%, 04/10/2047	1,000	1,033
6.00%, 07/15/2018		200	223	COMM 2014-UBS3 Mortgage Trust
LYB International Finance BV				3.82%, 06/10/2047	500	531
5.25%, 07/15/2043		500	498	COMM 2015-LC19 Mortgage Trust
LyondellBasell Industries NV				3.18%, 02/10/2048(a)	1,000	1,009
5.00%, 04/15/2019		300	323	Commercial Mortgage Loan Trust 2008-LS1
5.75%, 04/15/2024		100	112	6.23%, 12/10/2049(a)	75	78
Methanex Corp				Commercial Mortgage Pass Through
3.25%, 12/15/2019		300	299	Certificates
Monsanto Co				2.82%, 10/15/2045(a)	500	506
1.85%, 11/15/2018		280	281	3.15%, 02/10/2047	500	520
5.88%, 04/15/2038		317	354	Commercial Mortgage Trust 2007-GG11
Mosaic Co/The				5.74%, 12/10/2049	384	403
4.25%, 11/15/2023		146	148	Commercial Mortgage Trust 2007-GG9
Potash Corp of Saskatchewan Inc				5.44%, 03/10/2039(a)	184	191
3.63%, 03/15/2024		500	496	CSAIL 2015-C1 Commercial Mortgage Trust
4.88%, 03/30/2020		51	56	2.97%, 04/15/2050(a)	1,000	1,039
PPG Industries Inc				Fannie Mae-Aces
3.60%, 11/15/2020		251	264	2.53%, 09/25/2024	500	498
Praxair Inc				2.59%, 04/25/2023(a)	860	879
2.20%, 08/15/2022		300	287	2.72%, 02/25/2022	1,000	1,038
Rockwood Specialties Group Inc				3.22%, 08/25/2024(a)	994	1,049
4.63%, 10/15/2020		300	311	3.46%, 01/25/2024(a)	700	750
Sigma-Aldrich Corp				FHLMC Multifamily Structured Pass Through
3.38%, 11/01/2020		330	339	Certificates
Valspar Corp/The				2.08%, 12/25/2019(a)	504	513
4.40%, 02/01/2045		300	276	2.87%, 12/25/2021	540	565
			$9,438	3.02%, 02/25/2023(a)	399	420
				3.06%, 07/25/2023(a)	750	782
Commercial Mortgage Backed Securities - 2.08%				3.06%, 12/25/2024	500	515
Banc of America Commercial Mortgage Trust				3.31%, 05/25/2023(a)	810	859
2006-3				3.32%, 02/25/2023(a)	1,000	1,063
5.89%, 07/10/2044		14	14	3.53%, 10/25/2023	1,050	1,126
Banc of America Commercial Mortgage Trust				3.87%, 04/25/2021(a)	1,350	1,482
2008-1				4.19%, 12/25/2020(a)	850	946
6.42%, 02/10/2051(a)		33	35
				GE Capital Commercial Mortgage Corp
Banc of America Merrill Lynch Commercial				5.54%, 11/10/2045(a)	9	9
Mortgage Inc
5.32%, 09/10/2047(a)		25	25	GMAC Commercial Mortgage Securities Inc
				Series 2006-C1 Trust
Bear Stearns Commercial Mortgage Securities				5.24%, 11/10/2045	245	245
Trust 2005-PWR10				GS Mortgage Securities Corp II
5.41%, 12/11/2040		37	37	2.77%, 11/10/2045	500	503
Bear Stearns Commercial Mortgage Securities				GS Mortgage Securities Trust 2007-GG10
Trust 2006-PWR12				5.99%, 08/10/2045(a)	461	487
5.90%, 09/11/2038(a)		75	76
				GS Mortgage Securities Trust 2012-GC6
Bear Stearns Commercial Mortgage Securities				3.48%, 01/10/2045	274	289
Trust 2006-PWR13				GS Mortgage Securities Trust 2014-GC18
5.54%, 09/11/2041		112	114	3.80%, 01/10/2047(a)	500	533
Bear Stearns Commercial Mortgage Securities				JP Morgan Chase Commercial Mortgage
Trust 2006-PWR14				Securities Trust 2006-CIBC17
5.20%, 12/11/2038		484	499	5.43%, 12/12/2043	291	299
Bear Stearns Commercial Mortgage Securities				JP Morgan Chase Commercial Mortgage
Trust 2006-TOP24				Securities Trust 2006-LDP7
5.54%, 10/12/2041		172	177	6.10%, 04/15/2045(a)	257	263
CD 2006-CD3 Mortgage Trust
5.62%, 10/15/2048		58	60

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2015 (unaudited)

		Principal		Principal
BONDS (continued)		Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's) Value (000's)

Commercial Mortgage Backed Securities (continued)				Commercial Mortgage Backed Securities (continued)
JP Morgan Chase Commercial Mortgage				WFRBS Commercial Mortgage Trust 2013-
Securities Trust 2006-LDP8				C11
5.44%, 05/15/2045(a)		$17	$ 17	2.03%, 03/15/2045(a)	$500	$505
JP Morgan Chase Commercial Mortgage				WFRBS Commercial Mortgage Trust 2013-
Securities Trust 2006-LDP9				C14
5.34%, 05/15/2047		327	338	2.98%, 06/15/2046	1,000	1,030
JP Morgan Chase Commercial Mortgage				WFRBS Commercial Mortgage Trust 2014-
Securities Trust 2007-LDP10				C20
5.42%, 01/15/2049		516	536	3.04%, 05/15/2047(a)	500	519
JP Morgan Chase Commercial Mortgage				WFRBS Commercial Mortgage Trust 2014-
Securities Trust 2007-LDP12				LC14
5.88%, 02/15/2051		1,000	1,052	1.19%, 03/15/2047	375	374
JP Morgan Chase Commercial Mortgage						$38,515
Securities Trust 2011-C5
4.17%, 08/15/2046		257	281	Commercial Services - 0.14%
JPMBB Commercial Mortgage Securities				California Institute of Technology
Trust 2013-C15				4.32%, 08/01/2045	80	83
4.13%, 11/15/2045(a)		500	544	Lender Processing Services Inc / Black Knight
JPMBB Commercial Mortgage Securities				Lending Solutions Inc
Trust 2014-C22				5.75%, 04/15/2023	200	212
3.80%, 09/15/2047		1,000	1,054	Massachusetts Institute of Technology
LB Commercial Mortgage Trust 2007-C3				4.68%, 07/01/2114	250	261
6.10%, 07/15/2044(a)		62	65	MasterCard Inc
				2.00%, 04/01/2019	300	303
LB-UBS Commercial Mortgage Trust 2006-				McGraw Hill Financial Inc
C3				4.40%, 02/15/2026(b)	160	162
5.66%, 03/15/2039		95	96
LB-UBS Commercial Mortgage Trust 2007-				6.55%, 11/15/2037	51	59
C2				Moody's Corp
5.43%, 02/15/2040		1,058	1,103	5.25%, 07/15/2044	500	532
LB-UBS Commercial Mortgage Trust 2007-				University of Southern California
C6				5.25%, 10/01/2111	30	35
5.86%, 07/15/2040(a)		34	36	Verisk Analytics Inc
Merrill Lynch Mortgage Trust 2007-C1				4.00%, 06/15/2025	500	495
6.03%, 06/12/2050(a)		77	81	Western Union Co/The
ML-CFC Commercial Mortgage Trust 2006-				5.25%, 04/01/2020	25	27
4				Yale University
5.17%, 12/12/2049		414	426	2.09%, 04/15/2019	400	407
Morgan Stanley Bank of America Merrill						$2,576
Lynch Trust 2013-C11				Computers - 0.47%
3.09%, 08/15/2046(a)		225	234	Apple Inc
Morgan Stanley Capital I Trust 2006-HQ8				1.00%, 05/03/2018	300	299
5.59%, 03/12/2044(a)		109	109	1.05%, 05/05/2017	1,000	1,004
Morgan Stanley Capital I Trust 2007-IQ13				2.00%, 05/06/2020	520	522
5.36%, 03/15/2044(a)		100	104	2.40%, 05/03/2023	300	291
Morgan Stanley Capital I Trust 2007-IQ16				2.85%, 05/06/2021	500	513
5.81%, 12/12/2049		467	497	3.20%, 05/13/2025	410	413
Morgan Stanley Capital I Trust 2007-TOP25				3.45%, 05/06/2024	400	412
5.51%, 11/12/2049		1,220	1,266	3.85%, 05/04/2043	300	274
UBS Commercial Mortgage Trust 2012-C1				Computer Sciences Corp
3.40%, 05/10/2045(a)		500	524	4.45%, 09/15/2022	100	103
UBS-Barclays Commercial Mortgage Trust				6.50%, 03/15/2018	302	333
2012	-C2			EMC Corp/MA
2.11%, 05/10/2063		500	506	1.88%, 06/01/2018	500	501
UBS-Barclays Commercial Mortgage Trust				Hewlett-Packard Co
2012	-C3			2.60%, 09/15/2017	154	156
3.09%, 08/10/2049(a)		550	565	3.75%, 12/01/2020	750	775
UBS-Barclays Commercial Mortgage Trust				4.65%, 12/09/2021	180	191
2013	-C6			6.00%, 09/15/2041	154	151
3.24%, 04/10/2046(a)		500	514	International Business Machines Corp
Wachovia Bank Commercial Mortgage Trust				1.25%, 02/08/2018	500	500
Series 2006-C23				1.63%, 05/15/2020	700	691
5.42%, 01/15/2045		193	194	5.60%, 11/30/2039	92	104
Wachovia Bank Commercial Mortgage Trust				5.70%, 09/14/2017	180	196
Series 2007-C34				5.88%, 11/29/2032	200	239
5.68%, 05/15/2046(a)		88	93	6.22%, 08/01/2027	351	433
Wells Fargo Commercial Mortgage Trust				Seagate HDD Cayman
2012	-LC5			4.75%, 06/01/2023	500	493
2.92%, 10/15/2045		500	509			$8,594
WFRBS Commercial Mortgage Trust 2012-
C7
2.30%, 06/15/2045		310	313

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2015 (unaudited)

Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Consumer Products - 0.04%			Diversified Financial Services (continued)
Avery Dennison Corp			Credit Suisse USA Inc
5.38%, 04/15/2020	$25	$28	7.13%, 07/15/2032	$300	$396
Clorox Co/The			GE Capital Trust I
3.80%, 11/15/2021	128	136	6.38%, 11/15/2067	15	16
Kimberly-Clark Corp			General Electric Capital Corp
2.40%, 03/01/2022	257	255	2.20%, 01/09/2020	1,110	1,125
2.40%, 06/01/2023	150	147	2.30%, 04/27/2017	257	262
3.70%, 06/01/2043	150	140	2.30%, 01/14/2019	500	508
7.50%, 11/01/2018	18	21	4.63%, 01/07/2021	77	86
		$727	5.30%, 02/11/2021	308	354
			5.38%, 10/20/2016	554	579
Cosmetics & Personal Care - 0.08%			5.50%, 01/08/2020	295	338
Colgate-Palmolive Co			5.63%, 09/15/2017	154	168
2.95%, 11/01/2020	154	162	5.63%, 05/01/2018	800	886
Procter & Gamble Co/The			5.88%, 01/14/2038	266	332
2.30%, 02/06/2022	411	412	6.00%, 08/07/2019	181	209
4.70%, 02/15/2019	177	196	6.15%, 08/07/2037	155	202
6.45%, 01/15/2026	500	643	6.38%, 11/15/2067(a)	300	322
		$1,413	6.75%, 03/15/2032	881	1,193
Credit Card Asset Backed Securities - 0.32%			6.88%, 01/10/2039	500	700
Capital One Multi-Asset Execution Trust			HSBC Finance Corp
5.75%, 07/15/2020	476	518	6.68%, 01/15/2021	349	408
Chase Issuance Trust			Jefferies Group LLC
0.54%, 10/16/2017(a)	650	650	6.50%, 01/20/2043	200	190
Citibank Credit Card Issuance Trust			6.88%, 04/15/2021	27	30
1.02%, 02/22/2019(a)	600	601	8.50%, 07/15/2019	12	14
1.11%, 07/23/2018	500	501	Murray Street Investment Trust I
2.68%, 06/07/2023(a)	1,000	1,033	4.65%, 03/09/2017(a)	257	268
2.88%, 01/23/2023	500	522	Nasdaq Inc
Discover Card Execution Note Trust			4.25%, 06/01/2024	350	356
0.69%, 08/15/2018	1,000	1,000	National Rural Utilities Cooperative Finance
Synchrony Credit Card Master Note Trust			Corp
2015-2			3.05%, 02/15/2022	102	103
1.60%, 04/15/2021(a)	1,000	1,004	5.45%, 04/10/2017	400	427
		$5,829	10.38%, 11/01/2018	218	272
			Nomura Holdings Inc
Distribution & Wholesale - 0.03%			2.75%, 03/19/2019	500	508
WW Grainger Inc			6.70%, 03/04/2020	129	152
4.60%, 06/15/2045	500	527	Synchrony Financial
			2.70%, 02/03/2020	500	494
Diversified Financial Services - 0.99%			4.25%, 08/15/2024	300	299
Air Lease Corp					$18,332
3.38%, 01/15/2019	400	405	Electric - 1.67%
American Express Co			Alabama Power Co
2.65%, 12/02/2022	400	390	2.80%, 04/01/2025	500	481
3.63%, 12/05/2024	500	495	Ameren Illinois Co
6.15%, 08/28/2017	128	139	2.70%, 09/01/2022	300	295
7.00%, 03/19/2018	282	317	Appalachian Power Co
American Express Credit Corp			6.70%, 08/15/2037	277	347
1.55%, 09/22/2017	400	401	7.00%, 04/01/2038	120	155
2.25%, 08/15/2019	500	502	Arizona Public Service Co
Ameriprise Financial Inc			3.35%, 06/15/2024	200	204
4.00%, 10/15/2023	200	209	4.50%, 04/01/2042	77	80
7.30%, 06/28/2019	600	710	Baltimore Gas & Electric Co
Bear Stearns Cos LLC/The			5.90%, 10/01/2016	69	72
5.55%, 01/22/2017	51	54	Berkshire Hathaway Energy Co
6.40%, 10/02/2017	328	358	2.00%, 11/15/2018	750	752
7.25%, 02/01/2018	444	497	3.75%, 11/15/2023	1,000	1,030
BlackRock Inc			6.13%, 04/01/2036	156	188
3.38%, 06/01/2022	200	207	CMS Energy Corp
3.50%, 03/18/2024	500	514	5.05%, 03/15/2022	500	549
5.00%, 12/10/2019	25	28	Commonwealth Edison Co
Capital One Bank USA NA			4.00%, 08/01/2020	1,010	1,077
1.15%, 11/21/2016	200	199	5.80%, 03/15/2018	212	234
2.30%, 06/05/2019	400	397	5.88%, 02/01/2033	300	361
3.38%, 02/15/2023	300	292	Consolidated Edison Co of New York Inc
Charles Schwab Corp/The			4.20%, 03/15/2042	128	125
2.20%, 07/25/2018	300	304	5.50%, 12/01/2039	400	463
CME Group Inc/IL			5.85%, 03/15/2036	51	62
3.00%, 03/15/2025	500	491	6.65%, 04/01/2019	51	59
5.30%, 09/15/2043	200	226	6.75%, 04/01/2038	125	166

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2015 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value (000	's)	BONDS (continued)	Amount (000's) Value (000's)

Electric (continued)				Electric (continued)
Consumers Energy Co				NiSource Finance Corp
3.13%, 08/31/2024	$500	$ 506		5.95%, 06/15/2041	$525	$610
Dominion Resources Inc/VA				6.40%, 03/15/2018	86	95
4.70%, 12/01/2044	300	297		Northern States Power Co/MN
4.90%, 08/01/2041	77	79		5.25%, 03/01/2018	41	45
5.95%, 06/15/2035	800	914		5.35%, 11/01/2039	82	96
DTE Electric Co				NorthWestern Corp
3.45%, 10/01/2020	405	429		4.18%, 11/15/2044	300	299
6.63%, 06/01/2036	120	160		NSTAR Electric Co
DTE Energy Co				2.38%, 10/15/2022	750	727
3.50%, 06/01/2024	500	508		Oglethorpe Power Corp
Duke Energy Carolinas LLC				4.20%, 12/01/2042	250	235
3.90%, 06/15/2021	410	441		Ohio Edison Co
4.00%, 09/30/2042	100	98		8.25%, 10/15/2038	119	169
5.30%, 02/15/2040	12	14		Oklahoma Gas & Electric Co
Duke Energy Corp				4.00%, 12/15/2044	200	192
3.75%, 04/15/2024	500	515		Oncor Electric Delivery Co LLC
Duke Energy Florida LLC				5.00%, 09/30/2017	400	427
4.55%, 04/01/2020	77	85		5.25%, 09/30/2040	51	56
5.65%, 06/15/2018	128	142		6.80%, 09/01/2018	374	425
5.65%, 04/01/2040	25	31		7.25%, 01/15/2033	300	401
6.40%, 06/15/2038	66	87		Pacific Gas & Electric Co
Duke Energy Indiana Inc				3.25%, 06/15/2023	1,000	1,007
3.75%, 07/15/2020	37	40		3.50%, 10/01/2020	25	26
4.20%, 03/15/2042	128	129		4.45%, 04/15/2042	102	103
6.12%, 10/15/2035	77	95		5.40%, 01/15/2040	128	146
6.45%, 04/01/2039	300	396		6.05%, 03/01/2034	452	546
Duke Energy Ohio Inc				PacifiCorp
5.45%, 04/01/2019	128	143		5.65%, 07/15/2018	70	78
Duke Energy Progress LLC				6.25%, 10/15/2037	92	117
4.15%, 12/01/2044	300	302		PECO Energy Co
Entergy Arkansas Inc				2.38%, 09/15/2022	100	96
3.70%, 06/01/2024	500	514		4.80%, 10/15/2043	250	275
3.75%, 02/15/2021	25	27		PPL Capital Funding Inc
Entergy Corp				3.40%, 06/01/2023	300	300
4.70%, 01/15/2017	128	131		4.70%, 06/01/2043	100	100
5.13%, 09/15/2020	89	96		PPL Electric Utilities Corp
Exelon Generation Co LLC				2.50%, 09/01/2022	200	195
5.20%, 10/01/2019	102	111		Progress Energy Inc
6.25%, 10/01/2039	344	365		3.15%, 04/01/2022	128	128
FirstEnergy Solutions Corp				7.75%, 03/01/2031	136	184
6.80%, 08/15/2039	101	100		PSEG Power LLC
Florida Power & Light Co				2.45%, 11/15/2018	180	180
5.13%, 06/01/2041	154	177		5.13%, 04/15/2020	300	331
5.65%, 02/01/2037	478	581		Public Service Co of Colorado
5.69%, 03/01/2040	48	59		3.95%, 03/15/2043	100	98
Georgia Power Co				4.75%, 08/15/2041	550	602
4.25%, 12/01/2019	77	84		Public Service Co of New Mexico
4.30%, 03/15/2042	228	210		7.95%, 05/15/2018	154	175
Great Plains Energy Inc				Public Service Electric & Gas Co
4.85%, 06/01/2021	77	84		3.50%, 08/15/2020	73	78
Hydro-Quebec				3.65%, 09/01/2042	200	186
1.38%, 06/19/2017	300	303		Puget Sound Energy Inc
8.05%, 07/07/2024	102	141		4.43%, 11/15/2041	77	80
Iberdrola International BV				5.80%, 03/15/2040	351	437
6.75%, 07/15/2036	128	159		San Diego Gas & Electric Co
Interstate Power & Light Co				5.35%, 05/15/2040	84	100
3.25%, 12/01/2024	400	405		South Carolina Electric & Gas Co
LG&E and KU Energy LLC				5.45%, 02/01/2041	77	87
3.75%, 11/15/2020	77	80		Southern California Edison Co
Louisville Gas & Electric Co				1.13%, 05/01/2017	250	250
5.13%, 11/15/2040	51	58		2.40%, 02/01/2022	300	297
Mississippi Power Co				4.05%, 03/15/2042	318	314
4.25%, 03/15/2042	100	87		5.50%, 03/15/2040	102	121
Nevada Power Co				5.95%, 02/01/2038	117	145
5.45%, 05/15/2041	150	173		Southern Co/The
6.50%, 05/15/2018	77	86		2.15%, 09/01/2019	500	494
6.65%, 04/01/2036	400	510		Southern Power Co
7.13%, 03/15/2019	12	14		5.25%, 07/15/2043	200	206
NextEra Energy Capital Holdings Inc				Southwestern Electric Power Co
4.50%, 06/01/2021	351	380		6.20%, 03/15/2040	51	62

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2015 (unaudited)

		Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Electric (continued)				Finance - Mortgage Loan/Banker - 2.78%
Southwestern Electric Power Co	(continued)			Fannie Mae
6.45%, 01/15/2019		$125	$142	0.00%, 06/01/2017(c)	$154	$152
Tampa Electric Co				0.00%, 10/09/2019(c)	890	827
4.35%, 05/15/2044		200	205	0.75%, 04/20/2017	1,500	1,502
TransAlta Corp				0.88%, 08/28/2017	500	501
6.50%, 03/15/2040		25	23	0.88%, 10/26/2017	1,000	1,003
Union Electric Co				0.88%, 12/20/2017	800	802
3.50%, 04/15/2024		500	516	0.88%, 12/27/2017	450	450
6.40%, 06/15/2017		77	84	0.88%, 02/08/2018	1,000	1,002
Virginia Electric & Power Co				0.88%, 05/21/2018	1,500	1,499
2.75%, 03/15/2023		500	495	0.95%, 08/23/2017	700	699
4.65%, 08/15/2043		250	271	1.00%, 09/27/2017	300	301
6.00%, 05/15/2037		77	96	1.00%, 12/28/2017	500	500
8.88%, 11/15/2038		10	16	1.00%, 04/30/2018	575	573
WEC Energy Group Inc				1.07%, 07/28/2017	675	679
3.55%, 06/15/2025		110	112	1.07%, 09/27/2017	300	300
Westar Energy Inc				1.13%, 04/27/2017	500	504
5.10%, 07/15/2020		167	188	1.13%, 03/28/2018	200	200
Wisconsin Power & Light Co				1.13%, 04/30/2018	500	500
4.10%, 10/15/2044		400	392	1.13%, 07/20/2018	500	502
			$30,907	1.15%, 02/28/2018	400	400
				1.25%, 01/30/2017	1,192	1,203
Electrical Components & Equipment - 0.01%				1.38%, 11/15/2016	257	260
Emerson Electric Co				1.50%, 06/22/2020	1,000	1,000
2.63%, 02/15/2023		100	98	1.55%, 10/29/2019	250	250
4.88%, 10/15/2019		25	28	1.63%, 11/27/2018	1,000	1,018
			$126	1.63%, 01/21/2020	1,000	1,010
Electronics - 0.16%				1.70%, 10/04/2019	500	501
Arrow Electronics Inc				1.75%, 09/12/2019	300	305
3.00%, 03/01/2018		300	303	1.75%, 11/26/2019	750	763
4.50%, 03/01/2023		200	205	1.88%, 09/18/2018	1,300	1,333
Corning Inc				2.63%, 09/06/2024	750	768
4.75%, 03/15/2042		102	107	5.00%, 02/13/2017	64	68
Honeywell International Inc				5.00%, 05/11/2017	64	69
3.35%, 12/01/2023		265	276	5.38%, 06/12/2017	321	347
5.30%, 03/01/2018		128	140	5.63%, 07/15/2037	200	272
5.38%, 03/01/2041		77	92	6.00%, 04/18/2036	51	53
5.70%, 03/15/2037		12	15	6.63%, 11/15/2030	602	869
Jabil Circuit Inc				7.13%, 01/15/2030	199	298
4.70%, 09/15/2022		100	97	7.25%, 05/15/2030	780	1,178
Keysight Technologies Inc				Federal Home Loan Banks
3.30%, 10/30/2019(b)		500	502	0.63%, 11/23/2016	750	751
Koninklijke Philips NV				0.63%, 12/28/2016	700	702
5.00%, 03/15/2042		128	125	0.63%, 05/30/2017	500	500
5.75%, 03/11/2018		10	11	0.75%, 08/28/2017	500	501
Thermo Fisher Scientific Inc				0.88%, 05/24/2017	250	251
1.85%, 01/15/2018		476	476	1.00%, 06/21/2017	500	503
2.40%, 02/01/2019		500	503	1.13%, 12/08/2017	750	755
4.70%, 05/01/2020		51	55	1.38%, 03/09/2018	1,000	1,011
			$2,907	1.63%, 12/09/2016	200	203
				1.63%, 06/14/2019	500	507
Engineering & Construction - 0.01%				1.75%, 12/14/2018	1,500	1,531
ABB Finance USA Inc				4.75%, 12/16/2016	760	798
2.88%, 05/08/2022		100	99	4.88%, 05/17/2017	320	342
				5.00%, 11/17/2017	690	751
Environmental Control - 0.11%				5.38%, 09/30/2022	500	606
Republic Services Inc				5.50%, 07/15/2036	180	238
4.75%, 05/15/2023		51	56	5.63%, 06/11/2021	350	422
5.25%, 11/15/2021		200	224	Freddie Mac
5.50%, 09/15/2019		104	116	0.50%, 01/27/2017	500	500
6.20%, 03/01/2040		809	951	0.75%, 01/12/2018	1,000	999
Waste Management Inc				0.88%, 02/22/2017	1,000	1,005
3.90%, 03/01/2035		200	189	0.88%, 03/07/2018	500	500
4.10%, 03/01/2045		200	187	1.00%, 03/08/2017	1,500	1,510
4.60%, 03/01/2021		350	386	1.00%, 06/29/2017	500	503
			$2,109	1.00%, 07/28/2017	750	755
				1.00%, 09/29/2017	1,200	1,207
Federal & Federally Sponsored Credit - 0.01%				1.02%, 04/30/2018	775	774
Federal Farm Credit Banks				1.20%, 06/12/2018	640	641
0.54%, 11/07/2016		200	200	1.25%, 05/12/2017	257	260
				1.25%, 08/01/2019	500	500

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Finance - Mortgage Loan/Banker (continued)			Forest Products & Paper (continued)
Freddie Mac (continued)			Plum Creek Timberlands LP
1.25%, 10/02/2019	$1,000	$998	4.70%, 03/15/2021	$51	$55
1.38%, 05/01/2020	1,000	999			$1,061
1.40%, 08/22/2019	500	500
2.38%, 01/13/2022	1,257	1,295	Gas- 0.15%
3.00%, 01/18/2028	205	201	Atmos Energy Corp
3.75%, 03/27/2019	1,052	1,145	4.13%, 10/15/2044	400	379
4.88%, 06/13/2018	212	234	CenterPoint Energy Inc
5.00%, 02/16/2017	102	108	6.50%, 05/01/2018	77	86
5.00%, 04/18/2017	257	274	Dominion Gas Holdings LLC
5.13%, 11/17/2017	180	196	1.05%, 11/01/2016	500	500
5.50%, 08/23/2017	231	252	ONE Gas Inc
6.25%, 07/15/2032	231	326	2.07%, 02/01/2019	500	500
6.75%, 03/15/2031	577	843	Piedmont Natural Gas Co Inc
		$51,358	4.10%, 09/18/2034	500	498
			Sempra Energy
Food- 0.42%			6.00%, 10/15/2039	112	131
Campbell Soup Co			6.15%, 06/15/2018	120	133
3.05%, 07/15/2017	128	132	Southern California Gas Co
3.30%, 03/19/2025	300	296	3.15%, 09/15/2024	500	507
4.25%, 04/15/2021	51	56			$2,734
ConAgra Foods Inc
3.20%, 01/25/2023	724	695	Hand & Machine Tools - 0.01%
3.25%, 09/15/2022	100	97	Stanley Black & Decker Inc
4.65%, 01/25/2043	66	60	2.90%, 11/01/2022	200	198
Delhaize Group
5.70%, 10/01/2040	102	108	Healthcare - Products - 0.43%
General Mills Inc			Baxter International Inc
3.15%, 12/15/2021	77	78	1.85%, 06/15/2018	500	500
5.65%, 02/15/2019	75	83	4.25%, 03/15/2020	51	55
5.70%, 02/15/2017	500	530	Becton Dickinson and Co
JM Smucker Co/The			2.68%, 12/15/2019	350	354
1.75%, 03/15/2018(b)	300	301	4.69%, 12/15/2044	250	250
Kellogg Co			5.00%, 11/12/2040	51	52
1.75%, 05/17/2017	1,000	1,004	Boston Scientific Corp
Kraft Foods Group Inc			3.85%, 05/15/2025	500	492
3.50%, 06/06/2022	300	306	4.13%, 10/01/2023	350	358
5.00%, 06/04/2042	200	205	6.00%, 01/15/2020	51	57
5.38%, 02/10/2020	95	106	7.38%, 01/15/2040	51	65
6.50%, 02/09/2040	75	90	Covidien International Finance SA
6.88%, 01/26/2039	161	200	6.00%, 10/15/2017	123	134
Kraft Heinz Foods Co			Danaher Corp
2.00%, 07/02/2018(b)	420	421	5.63%, 01/15/2018	128	140
3.95%, 07/15/2025(b)	100	102	Medtronic Inc
5.20%, 07/15/2045(b)	200	212	0.88%, 02/27/2017	250	250
Kroger Co/The			2.50%, 03/15/2020	350	355
3.30%, 01/15/2021	321	329	2.75%, 04/01/2023	200	196
3.40%, 04/15/2022	154	157	3.15%, 03/15/2022	500	507
5.15%, 08/01/2043	300	317	3.50%, 03/15/2025	1,850	1,888
5.40%, 07/15/2040	25	27	4.00%, 04/01/2043	150	140
6.15%, 01/15/2020	12	14	4.45%, 03/15/2020	102	112
6.40%, 08/15/2017	18	20	4.63%, 03/15/2045	600	619
Mondelez International Inc			St Jude Medical Inc
2.25%, 02/01/2019	541	544	3.25%, 04/15/2023	600	591
6.50%, 02/09/2040	139	170	Stryker Corp
Sysco Corp			4.10%, 04/01/2043	200	187
4.85%, 10/01/2045	250	256	4.38%, 01/15/2020	25	27
Tyson Foods Inc			Zimmer Biomet Holdings Inc
2.65%, 08/15/2019	350	353	1.45%, 04/01/2017	300	299
Unilever Capital Corp			4.45%, 08/15/2045	300	277
2.20%, 03/06/2019	250	255			$7,905
5.90%, 11/15/2032	230	299
		$7,823	Healthcare - Services - 0.46%
			Aetna Inc
Forest Products & Paper - 0.06%			1.50%, 11/15/2017	100	100
Georgia-Pacific LLC			4.13%, 06/01/2021	102	108
7.75%, 11/15/2029	51	68	4.13%, 11/15/2042	100	92
8.00%, 01/15/2024	228	296	6.63%, 06/15/2036	105	130
International Paper Co			6.75%, 12/15/2037	112	139
4.75%, 02/15/2022	413	446	Anthem Inc
7.30%, 11/15/2039	25	31	2.30%, 07/15/2018	500	502
7.50%, 08/15/2021	136	165	3.30%, 01/15/2023	300	297

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Healthcare - Services (continued)			Insurance (continued)
Anthem Inc (continued)			Chubb Corp/The
4.65%, 01/15/2043	$100	$98	6.50%, 05/15/2038	$10	$13
4.85%, 08/15/2054	500	492	CNA Financial Corp
5.85%, 01/15/2036	250	274	5.75%, 08/15/2021	77	88
Cigna Corp			Fidelity National Financial Inc
5.38%, 02/15/2042	128	139	6.60%, 05/15/2017	51	54
Coventry Health Care Inc			Hartford Financial Services Group Inc/The
5.45%, 06/15/2021	500	561	4.30%, 04/15/2043	250	241
Dignity Health			5.38%, 03/15/2017	177	187
2.64%, 11/01/2019	500	510	6.63%, 03/30/2040	25	32
Howard Hughes Medical Institute			Lincoln National Corp
3.50%, 09/01/2023	400	419	4.00%, 09/01/2023	1,000	1,037
Humana Inc			6.15%, 04/07/2036	80	94
4.95%, 10/01/2044	300	305	7.00%, 06/15/2040	47	60
Laboratory Corp of America Holdings			8.75%, 07/01/2019	141	172
4.63%, 11/15/2020	500	537	Loews Corp
Memorial Sloan-Kettering Cancer Center			2.63%, 05/15/2023	200	192
4.20%, 07/01/2055	250	228	4.13%, 05/15/2043	200	183
Quest Diagnostics Inc			Markel Corp
3.50%, 03/30/2025	500	486	5.00%, 03/30/2043	200	203
4.70%, 04/01/2021	102	111	Marsh & McLennan Cos Inc
4.75%, 01/30/2020	3	3	2.35%, 09/10/2019	400	405
UnitedHealth Group Inc			2.35%, 03/06/2020	300	302
1.40%, 10/15/2017	400	402	3.75%, 03/14/2026	750	754
1.90%, 07/16/2018	1,000	1,010	MetLife Inc
2.88%, 03/15/2022	180	182	3.00%, 03/01/2025	300	291
3.75%, 07/15/2025	290	300	3.60%, 04/10/2024	250	255
4.38%, 03/15/2042	750	737	4.37%, 09/15/2023(a)	200	215
4.70%, 02/15/2021	90	100	5.70%, 06/15/2035	164	191
6.50%, 06/15/2037	77	98	6.40%, 12/15/2066(a)	288	314
6.88%, 02/15/2038	141	188	7.72%, 02/15/2019	225	266
		$8,548	PartnerRe Finance B LLC
			5.50%, 06/01/2020	115	128
Home Furnishings - 0.00%			Progressive Corp/The
Whirlpool Corp			3.75%, 08/23/2021	277	296
4.85%, 06/15/2021	77	84	4.35%, 04/25/2044	200	200
			Protective Life Corp
Housewares - 0.02%			8.45%, 10/15/2039	51	68
Newell Rubbermaid Inc			Prudential Financial Inc
2.88%, 12/01/2019	400	403	3.50%, 05/15/2024	1,200	1,206
			4.50%, 11/16/2021	128	141
			5.70%, 12/14/2036	25	28
Insurance - 0.83%			5.88%, 09/15/2042(a)	100	106
ACE INA Holdings Inc			6.63%, 12/01/2037	126	158
6.70%, 05/15/2036	250	320	7.38%, 06/15/2019	350	412
Aflac Inc			Reinsurance Group of America Inc
3.63%, 11/15/2024	200	204	4.70%, 09/15/2023	200	216
6.45%, 08/15/2040	132	163	Travelers Cos Inc/The
Allstate Corp/The			5.90%, 06/02/2019	350	400
5.55%, 05/09/2035	200	234	6.25%, 06/15/2037	12	15
American International Group Inc			6.75%, 06/20/2036	51	66
4.70%, 07/10/2035	750	773	Validus Holdings Ltd
4.88%, 06/01/2022	250	276	8.88%, 01/26/2040	51	66
6.25%, 05/01/2036	500	605	Voya Financial Inc
Aon Corp			5.50%, 07/15/2022	350	399
5.00%, 09/30/2020	128	142	WR Berkley Corp
Aon PLC			6.25%, 02/15/2037	29	34
4.45%, 05/24/2043	300	286	XLIT Ltd
Arch Capital Group US Inc			2.30%, 12/15/2018	350	353
5.14%, 11/01/2043	375	387	5.25%, 12/15/2043	400	423
AXA SA					$15,396
8.60%, 12/15/2030	38	52
Berkshire Hathaway Finance Corp			Internet - 0.17%
1.30%, 05/15/2018	300	301	Alibaba Group Holding Ltd
2.00%, 08/15/2018	500	509	3.60%, 11/28/2024(b)	750	701
4.25%, 01/15/2021	102	112	Amazon.com Inc
4.30%, 05/15/2043	300	289	1.20%, 11/29/2017	100	99
5.75%, 01/15/2040	115	134	2.50%, 11/29/2022	100	97
Berkshire Hathaway Inc			2.60%, 12/05/2019	250	256
1.90%, 01/31/2017	128	130	4.95%, 12/05/2044	500	511
3.40%, 01/31/2022	205	215	Baidu Inc
			3.25%, 08/06/2018	500	510

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Internet (continued)			Media (continued)
eBay Inc			Comcast Corp
2.60%, 07/15/2022	$100	$92	2.85%, 01/15/2023	$100	$100
4.00%, 07/15/2042	100	78	3.38%, 08/15/2025	500	504
Expedia Inc			4.20%, 08/15/2034	750	740
7.46%, 08/15/2018	128	144	4.25%, 01/15/2033	100	99
Google Inc			4.60%, 08/15/2045	250	256
3.38%, 02/25/2024	500	519	4.65%, 07/15/2042	100	103
3.63%, 05/19/2021	51	55	5.15%, 03/01/2020	774	874
		$3,062	6.30%, 11/15/2017	128	141
			6.40%, 03/01/2040	500	637
Investment Companies - 0.01%			6.45%, 03/15/2037	60	76
Prospect Capital Corp			6.95%, 08/15/2037	274	361
5.00%, 07/15/2019	250	259	DIRECTV Holdings LLC / DIRECTV
			Financing Co Inc
Iron & Steel - 0.08%			1.75%, 01/15/2018	600	598
Nucor Corp			2.40%, 03/15/2017	200	203
5.75%, 12/01/2017	12	13	3.80%, 03/15/2022	102	103
Vale Overseas Ltd			4.60%, 02/15/2021	171	183
5.63%, 09/15/2019	546	548	5.88%, 10/01/2019	56	63
6.25%, 01/23/2017	351	357	6.00%, 08/15/2040	663	682
6.88%, 11/21/2036	617	484	Discovery Communications LLC
8.25%, 01/17/2034	38	35	3.25%, 04/01/2023	200	190
		$1,437	5.05%, 06/01/2020	51	55
			5.63%, 08/15/2019	51	57
Lodging - 0.04%			6.35%, 06/01/2040	43	45
Marriott International Inc/MD			Grupo Televisa SAB
3.13%, 10/15/2021	500	507	6.63%, 03/18/2025	200	236
Wyndham Worldwide Corp			Historic TW Inc
3.90%, 03/01/2023	300	292	6.88%, 06/15/2018	25	28
		$799	NBCUniversal Media LLC
Machinery - Construction & Mining - 0.10%			4.38%, 04/01/2021	151	165
Caterpillar Financial Services Corp			5.15%, 04/30/2020	75	85
1.25%, 08/18/2017	500	501	5.95%, 04/01/2041	100	120
1.63%, 06/01/2017	150	151	6.40%, 04/30/2040	251	313
2.45%, 09/06/2018	200	205	RELX Capital Inc
7.05%, 10/01/2018	200	231	3.13%, 10/15/2022	125	123
7.15%, 02/15/2019	113	132	Thomson Reuters Corp
Caterpillar Inc			3.95%, 09/30/2021	175	183
3.80%, 08/15/2042	105	96	4.50%, 05/23/2043	300	278
4.75%, 05/15/2064	350	352	5.85%, 04/15/2040	25	27
6.05%, 08/15/2036	132	157	Time Warner Cable Inc
		$1,825	4.00%, 09/01/2021	180	184
			5.50%, 09/01/2041	300	269
Machinery - Diversified - 0.14%			5.85%, 05/01/2017	51	54
Deere & Co			6.55%, 05/01/2037	151	148
4.38%, 10/16/2019	56	61	6.75%, 07/01/2018	51	57
John Deere Capital Corp			6.75%, 06/15/2039	77	77
1.20%, 10/10/2017	200	200	7.30%, 07/01/2038	300	314
1.30%, 03/12/2018	1,025	1,023	8.25%, 04/01/2019	654	762
1.40%, 03/15/2017	180	181	8.75%, 02/14/2019	48	56
3.90%, 07/12/2021	500	534	Time Warner Entertainment Co LP
Rockwell Automation Inc			8.38%, 07/15/2033	95	110
2.05%, 03/01/2020	250	251	Time Warner Inc
6.25%, 12/01/2037	51	64	4.00%, 01/15/2022	180	187
Roper Technologies Inc			4.05%, 12/15/2023	500	514
1.85%, 11/15/2017	300	301	4.65%, 06/01/2044	500	477
		$2,615	4.70%, 01/15/2021	81	88
			4.88%, 03/15/2020	42	47
Media- 0.89%			5.38%, 10/15/2041	128	134
21st Century Fox America Inc			6.10%, 07/15/2040	43	49
4.50%, 02/15/2021	200	216	6.20%, 03/15/2040	51	59
5.65%, 08/15/2020	51	58	6.50%, 11/15/2036	120	139
6.15%, 02/15/2041	577	658	7.63%, 04/15/2031	445	568
6.20%, 12/15/2034	154	176	Viacom Inc
6.40%, 12/15/2035	128	149	2.50%, 12/15/2016	102	103
6.90%, 03/01/2019	154	177	3.25%, 03/15/2023	750	686
CBS Corp			3.88%, 12/15/2021	128	126
1.95%, 07/01/2017	200	201	4.38%, 03/15/2043	100	74
4.85%, 07/01/2042	200	184	6.88%, 04/30/2036	166	172
5.75%, 04/15/2020	65	73	Walt Disney Co/The
7.88%, 07/30/2030	178	231	1.10%, 12/01/2017	100	100

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2015 (unaudited)

		Principal			Principal
BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Media (continued)				Miscellaneous Manufacturers (continued)
Walt Disney Co/The	(continued)			Eaton Corp (continued)
2.35%, 12/01/2022		$750	$741	2.75%, 11/02/2022	$100	$97
2.75%, 08/16/2021		102	104	4.00%, 11/02/2032	100	96
3.70%, 12/01/2042		100	94	4.15%, 11/02/2042	50	46
3.75%, 06/01/2021		200	216	General Electric Co
7.00%, 03/01/2032		51	71	2.70%, 10/09/2022	300	301
			$16,531	4.13%, 10/09/2042	300	296
				4.50%, 03/11/2044	500	518
Metal Fabrication & Hardware - 0.05%				5.25%, 12/06/2017	300	325
Precision Castparts Corp				Illinois Tool Works Inc
1.25%, 01/15/2018		200	199	3.50%, 03/01/2024	350	358
2.50%, 01/15/2023		100	97	Ingersoll-Rand Global Holding Co Ltd
3.90%, 01/15/2043		175	164	6.88%, 08/15/2018	490	552
4.38%, 06/15/2045		500	500	Parker-Hannifin Corp
			$960	3.50%, 09/15/2022	577	602
Mining - 0.42%				Tyco Electronics Group SA
Barrick Gold Corp				6.55%, 10/01/2017	112	123
4.10%, 05/01/2023		150	133	7.13%, 10/01/2037	14	18
6.95%, 04/01/2019		200	224	Tyco International Finance SA
Barrick North America Finance LLC				5.13%, 09/14/2045	500	523
4.40%, 05/30/2021		1,000	972			$4,494
Barrick PD Australia Finance Pty Ltd				Office & Business Equipment - 0.08%
4.95%, 01/15/2020		60	64	Pitney Bowes Inc
5.95%, 10/15/2039		90	75	5.75%, 09/15/2017	27	29
BHP Billiton Finance USA Ltd				Xerox Corp
1.63%, 02/24/2017		128	129	2.75%, 09/01/2020	500	484
3.25%, 11/21/2021		128	129	2.80%, 05/15/2020	500	495
4.13%, 02/24/2042		328	294	2.95%, 03/15/2017	154	157
5.00%, 09/30/2043		500	506	4.50%, 05/15/2021	226	235
6.50%, 04/01/2019		23	26	5.63%, 12/15/2019	21	23
Freeport-McMoRan Inc						$1,423
3.55%, 03/01/2022		302	226
3.88%, 03/15/2023		1,000	744	Oil & Gas - 1.84%
5.40%, 11/14/2034		300	210	Alberta Energy Co Ltd
Goldcorp Inc				7.38%, 11/01/2031	77	77
3.63%, 06/09/2021		300	289	Anadarko Finance Co
Newmont Mining Corp				7.50%, 05/01/2031	77	94
3.50%, 03/15/2022		102	92	Anadarko Petroleum Corp
5.13%, 10/01/2019		801	846	4.50%, 07/15/2044	100	89
6.25%, 10/01/2039		118	107	6.20%, 03/15/2040	25	26
Placer Dome Inc				6.38%, 09/15/2017	206	222
6.45%, 10/15/2035		150	138	6.45%, 09/15/2036	225	248
Rio Tinto Alcan Inc				Apache Corp
6.13%, 12/15/2033		77	85	3.63%, 02/01/2021	577	595
Rio Tinto Finance USA Ltd				4.75%, 04/15/2043	128	116
3.75%, 09/20/2021		128	131	5.10%, 09/01/2040	92	88
6.50%, 07/15/2018		203	226	BP Capital Markets PLC
7.13%, 07/15/2028		512	636	1.85%, 05/05/2017	200	202
9.00%, 05/01/2019		83	101	2.24%, 09/26/2018	1,000	1,014
Rio Tinto Finance USA PLC				2.32%, 02/13/2020	200	201
4.75%, 03/22/2042		328	305	2.50%, 11/06/2022	200	191
Southern Copper Corp				3.06%, 03/17/2022	300	301
5.38%, 04/16/2020		25	27	3.56%, 11/01/2021	200	210
5.88%, 04/23/2045		350	284	3.81%, 02/10/2024	400	408
6.75%, 04/16/2040		258	229	4.74%, 03/11/2021	128	142
Teck Resources Ltd				4.75%, 03/10/2019	25	27
2.50%, 02/01/2018		300	243	Canadian Natural Resources Ltd
3.00%, 03/01/2019		102	73	5.70%, 05/15/2017	516	545
4.50%, 01/15/2021		200	135	6.25%, 03/15/2038	164	163
6.25%, 07/15/2041		154	85	Cenovus Energy Inc
			$7,764	5.70%, 10/15/2019	152	166
				6.75%, 11/15/2039	128	133
Miscellaneous Manufacturers - 0.24%				Chevron Corp
3M Co				2.36%, 12/05/2022	300	290
5.70%, 03/15/2037		38	47	2.43%, 06/24/2020	450	456
Crane Co				4.95%, 03/03/2019	400	443
4.45%, 12/15/2023		100	105	CNOOC Finance 2013 Ltd
Dover Corp				1.75%, 05/09/2018	150	148
5.38%, 03/01/2041		77	88	3.00%, 05/09/2023	150	140
Eaton Corp				4.25%, 05/09/2043	100	93
1.50%, 11/02/2017		400	399

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2015 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value (000	's)	BONDS (continued)	Amount (000's) Value (000's)

Oil & Gas (continued)					Oil & Gas (continued)
CNOOC Nexen Finance 2014 ULC					Occidental Petroleum Corp
4.25%, 04/30/2024		$500	$ 504		2.70%, 02/15/2023	$ 300	$290
Conoco Funding Co					3.50%, 06/15/2025	500	499
7.25%, 10/15/2031		200	257		Petro-Canada
ConocoPhillips					6.80%, 05/15/2038	12	15
6.00%, 01/15/2020		293	338		7.88%, 06/15/2026	200	264
6.50%, 02/01/2039		169	204		Petroleos Mexicanos
ConocoPhillips Canada Funding Co I					3.50%, 07/18/2018	400	404
5.63%, 10/15/2016		77	80		3.50%, 07/23/2020(b)	350	340
ConocoPhillips Co					4.50%, 01/23/2026(b)	1,000	922
3.35%, 05/15/2025		750	731		4.88%, 01/24/2022	385	381
4.30%, 11/15/2044		400	379		5.50%, 01/21/2021	208	219
ConocoPhillips Holding Co					5.50%, 06/27/2044(b)	500	401
6.95%, 04/15/2029		202	250		5.50%, 06/27/2044	350	281
Continental Resources Inc/OK					5.75%, 03/01/2018	141	149
4.90%, 06/01/2044		250	179		6.38%, 01/23/2045	400	359
5.00%, 09/15/2022		500	437		6.63%, 06/15/2035	286	268
Devon Energy Corp					8.00%, 05/03/2019	31	35
5.60%, 07/15/2041		125	121		Phillips 66
6.30%, 01/15/2019		154	172		2.95%, 05/01/2017	128	131
7.95%, 04/15/2032		192	236		4.30%, 04/01/2022	628	658
Devon Financing Corp LLC					5.88%, 05/01/2042	128	139
7.88%, 09/30/2031		128	157		Pioneer Natural Resources Co
Ecopetrol SA					3.95%, 07/15/2022	100	99
4.13%, 01/16/2025		500	421		Pride International Inc
4.25%, 09/18/2018		250	252		6.88%, 08/15/2020	77	73
5.88%, 09/18/2023		250	241		Rowan Cos Inc
Encana Corp					5.00%, 09/01/2017	23	23
3.90%, 11/15/2021		200	184		Shell International Finance BV
6.50%, 02/01/2038		166	146		0.90%, 11/15/2016	200	200
Ensco PLC					1.13%, 08/21/2017	200	200
4.70%, 03/15/2021		200	168		2.38%, 08/21/2022	100	96
5.20%, 03/15/2025		300	228		3.40%, 08/12/2023	1,500	1,533
EOG Resources Inc					3.63%, 08/21/2042	100	88
2.63%, 03/15/2023		200	194		4.13%, 05/11/2035	410	399
4.40%, 06/01/2020		51	56		4.30%, 09/22/2019	651	709
EQT Corp					4.38%, 03/25/2020	25	27
6.50%, 04/01/2018		127	137		4.38%, 05/11/2045	490	485
Exxon Mobil Corp					5.50%, 03/25/2040	25	29
1.31%, 03/06/2018		570	571		6.38%, 12/15/2038	43	54
3.18%, 03/15/2024		500	516		Southwestern Energy Co
3.57%, 03/06/2045		300	283		4.05%, 01/23/2020	300	298
Hess Corp					4.10%, 03/15/2022	150	136
5.60%, 02/15/2041		51	48		Statoil ASA
7.13%, 03/15/2033		200	222		1.15%, 05/15/2018	400	397
7.30%, 08/15/2031		38	43		2.25%, 11/08/2019	500	504
8.13%, 02/15/2019		25	29		2.65%, 01/15/2024	400	382
Husky Energy Inc					3.15%, 01/23/2022	102	103
7.25%, 12/15/2019		550	629		3.95%, 05/15/2043	200	187
Marathon Oil Corp					5.10%, 08/17/2040	263	290
3.85%, 06/01/2025		500	443		5.25%, 04/15/2019	23	26
5.90%, 03/15/2018		251	271		Suncor Energy Inc
6.60%, 10/01/2037		223	223		6.10%, 06/01/2018	128	141
Marathon Petroleum Corp					6.50%, 06/15/2038	428	513
3.63%, 09/15/2024		400	387		6.85%, 06/01/2039	5	6
5.13%, 03/01/2021		77	84		Talisman Energy Inc
Nabors Industries Inc					6.25%, 02/01/2038	248	211
2.35%, 09/15/2016		300	296		Total Capital International SA
Nexen Energy ULC					1.00%, 01/10/2017	200	200
5.88%, 03/10/2035		500	552		2.75%, 06/19/2021	400	406
6.40%, 05/15/2037		157	185		2.88%, 02/17/2022	128	128
7.50%, 07/30/2039		15	20		Total Capital SA
Noble Energy Inc					4.25%, 12/15/2021	51	56
5.25%, 11/15/2043		350	311		4.45%, 06/24/2020	500	552
6.00%, 03/01/2041		102	97		Valero Energy Corp
8.25%, 03/01/2019		400	470		6.13%, 02/01/2020	138	156
Noble Holding International Ltd					6.63%, 06/15/2037	234	257
2.50%, 03/15/2017		128	119		7.50%, 04/15/2032	15	18
5.95%, 04/01/2025		300	235		9.38%, 03/15/2019	128	156
6.05%, 03/01/2041		300	191				$34,034
6.20%, 08/01/2040		25	16

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Oil & Gas Services - 0.14%			Pharmaceuticals (continued)
Baker Hughes Inc			Express Scripts Holding Co
5.13%, 09/15/2040	$281	$288	3.50%, 06/15/2024	$500	$492
7.50%, 11/15/2018	12	14	3.90%, 02/15/2022	200	206
Cameron International Corp			4.75%, 11/15/2021	77	83
1.15%, 12/15/2016	400	399	6.13%, 11/15/2041	77	89
6.38%, 07/15/2018	154	170	GlaxoSmithKline Capital Inc
Halliburton Co			5.38%, 04/15/2034	1,000	1,136
3.25%, 11/15/2021	651	661	5.65%, 05/15/2018	202	224
4.50%, 11/15/2041	51	49	GlaxoSmithKline Capital PLC
5.90%, 09/15/2018	350	390	1.50%, 05/08/2017	100	101
7.45%, 09/15/2039	10	13	2.85%, 05/08/2022	128	128
Weatherford International Ltd/Bermuda			Johnson & Johnson
5.13%, 09/15/2020	51	45	0.70%, 11/28/2016	215	215
6.00%, 03/15/2018	12	12	1.65%, 12/05/2018	500	507
6.75%, 09/15/2040	51	39	2.95%, 09/01/2020	128	136
7.00%, 03/15/2038	400	319	3.38%, 12/05/2023	500	529
9.63%, 03/01/2019	164	176	4.95%, 05/15/2033	201	233
		$2,575	5.55%, 08/15/2017	128	139
			5.95%, 08/15/2037	775	1,002
Other Asset Backed Securities - 0.01%			McKesson Corp
CenterPoint Energy Restoration Bond Co			4.75%, 03/01/2021	250	278
LLC			4.88%, 03/15/2044	120	122
3.46%, 08/15/2019	87	90	Mead Johnson Nutrition Co
			4.60%, 06/01/2044	250	234
Packaging & Containers - 0.01%			Medco Health Solutions Inc
MeadWestvaco Corp			7.13%, 03/15/2018	169	190
7.38%, 09/01/2019	100	117	Merck & Co Inc
			1.10%, 01/31/2018	100	100
			1.30%, 05/18/2018	200	200
Pharmaceuticals - 1.24%			2.40%, 09/15/2022	100	98
Abbott Laboratories			2.75%, 02/10/2025	350	341
5.30%, 05/27/2040	200	228	2.80%, 05/18/2023	200	199
AbbVie Inc			3.60%, 09/15/2042	100	92
1.75%, 11/06/2017	300	301	4.15%, 05/18/2043	200	198
2.00%, 11/06/2018	200	201	6.55%, 09/15/2037	187	250
2.50%, 05/14/2020	580	577	Merck Sharp & Dohme Corp
2.90%, 11/06/2022	200	195	5.00%, 06/30/2019	154	172
3.60%, 05/14/2025	470	464	Mylan Inc
4.40%, 11/06/2042	200	183	2.55%, 03/28/2019	250	246
4.50%, 05/14/2035	280	270	Novartis Capital Corp
4.70%, 05/14/2045	330	320	4.40%, 04/24/2020	77	85
Actavis Funding SCS			4.40%, 05/06/2044	330	354
1.30%, 06/15/2017	300	297	Novartis Securities Investment Ltd
1.85%, 03/01/2017	400	401	5.13%, 02/10/2019	564	627
3.00%, 03/12/2020	400	400	Perrigo Co PLC
3.80%, 03/15/2025	300	290	5.30%, 11/15/2043	500	498
4.75%, 03/15/2045	200	182	Pfizer Inc
4.85%, 06/15/2044	500	456	1.10%, 05/15/2017	500	501
Actavis Inc			3.00%, 06/15/2023	500	501
1.88%, 10/01/2017	200	199	3.40%, 05/15/2024	1,000	1,020
3.25%, 10/01/2022	150	146	4.65%, 03/01/2018	51	55
4.63%, 10/01/2042	100	92	6.20%, 03/15/2019	280	320
6.13%, 08/15/2019	12	13	7.20%, 03/15/2039	151	207
AmerisourceBergen Corp			Sanofi
3.40%, 05/15/2024	250	249	1.25%, 04/10/2018	400	399
AstraZeneca PLC			Teva Pharmaceutical Finance Co BV
1.95%, 09/18/2019	600	605	3.65%, 11/10/2021	400	405
4.00%, 09/18/2042	100	97	Teva Pharmaceutical Finance Co LLC
6.45%, 09/15/2037	144	186	6.15%, 02/01/2036	3	3
Baxalta Inc
2.00%, 06/22/2018(b)	500	498	Wyeth LLC
3.60%, 06/23/2022(b)	500	505	5.95%, 04/01/2037	91	109
			6.50%, 02/01/2034	144	181
Bristol-Myers Squibb Co			Zoetis Inc
0.88%, 08/01/2017	100	100	3.25%, 02/01/2023	100	96
1.75%, 03/01/2019	500	502			$22,952
3.25%, 08/01/2042	100	86
Cardinal Health Inc			Pipelines - 0.89%
1.70%, 03/15/2018	300	299	Boardwalk Pipelines LP
3.20%, 03/15/2023	200	198	3.38%, 02/01/2023	200	173
4.60%, 03/15/2043	100	97	Buckeye Partners LP
Eli Lilly & Co			2.65%, 11/15/2018	250	248
1.95%, 03/15/2019	1,000	1,014	4.88%, 02/01/2021	850	868

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2015 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value (000	's)	BONDS (continued)	Amount (000's) Value (000's)

Pipelines (continued)				Pipelines (continued)
Columbia Pipeline Group Inc				Tennessee Gas Pipeline Co LLC
5.80%, 06/01/2045(b)	$500	$ 477		7.50%, 04/01/2017	$77	$83
Enable Midstream Partners LP				Texas Eastern Transmission LP
5.00%, 05/15/2044(b)	500	371		7.00%, 07/15/2032	100	120
Enbridge Energy Partners LP				TransCanada PipeLines Ltd
5.20%, 03/15/2020	9	10		3.80%, 10/01/2020	128	136
9.88%, 03/01/2019	87	105		5.60%, 03/31/2034	300	309
Energy Transfer Partners LP				6.10%, 06/01/2040	25	28
4.90%, 02/01/2024	350	334		6.35%, 05/15/2067(a)	500	422
4.90%, 03/15/2035	300	242		6.50%, 08/15/2018	1,042	1,168
5.20%, 02/01/2022	102	102		7.25%, 08/15/2038	51	63
5.95%, 10/01/2043	350	309		Williams Cos Inc/The
6.50%, 02/01/2042	102	94		4.55%, 06/24/2024	1,000	793
6.70%, 07/01/2018	23	25		7.50%, 01/15/2031	11	10
9.00%, 04/15/2019	6	7		7.88%, 09/01/2021	128	130
Enterprise Products Operating LLC				Williams Partners LP
3.35%, 03/15/2023	300	290		3.90%, 01/15/2025	350	301
3.70%, 02/15/2026	500	472		4.00%, 09/15/2025	80	69
3.75%, 02/15/2025	500	477		5.10%, 09/15/2045	180	138
3.90%, 02/15/2024	250	245		5.25%, 03/15/2020	180	192
4.85%, 08/15/2042	300	264		6.30%, 04/15/2040	343	308
5.20%, 09/01/2020	77	85				$16,409
6.13%, 10/15/2039	123	129
6.45%, 09/01/2040	177	191		Real Estate - 0.03%
6.50%, 01/31/2019	161	181		Brookfield Asset Management Inc
6.88%, 03/01/2033	15	17		4.00%, 01/15/2025	300	299
Kinder Morgan Energy Partners LP				Prologis LP
3.50%, 03/01/2021	750	717		4.50%, 08/15/2017	200	210
3.50%, 09/01/2023	200	177		6.88%, 03/15/2020	2	2
4.15%, 03/01/2022	300	287				$511
4.70%, 11/01/2042	200	151		Regional Authority - 0.25%
5.00%, 03/01/2043	100	78		Province of British Columbia Canada
5.40%, 09/01/2044	400	330		2.65%, 09/22/2021	77	80
6.38%, 03/01/2041	128	118		6.50%, 01/15/2026	18	24
6.50%, 09/01/2039	112	106		Province of Manitoba Canada
6.95%, 01/15/2038	112	111		1.30%, 04/03/2017	280	282
7.40%, 03/15/2031	177	184		3.05%, 05/14/2024	500	518
9.00%, 02/01/2019	77	91		Province of Nova Scotia Canada
Kinder Morgan Inc/DE				5.13%, 01/26/2017	41	43
3.05%, 12/01/2019	750	736		Province of Ontario Canada
Magellan Midstream Partners LP				2.50%, 09/10/2021	500	513
4.20%, 12/01/2042	200	165		3.15%, 12/15/2017	200	209
ONEOK Partners LP				3.20%, 05/16/2024	750	789
5.00%, 09/15/2023	250	245		4.00%, 10/07/2019	277	302
6.13%, 02/01/2041	128	115		4.40%, 04/14/2020	151	168
8.63%, 03/01/2019	20	23		4.95%, 11/28/2016	180	189
Panhandle Eastern Pipe Line Co LP				Province of Quebec Canada
6.20%, 11/01/2017	81	88		2.75%, 08/25/2021	231	239
Plains All American Pipeline LP / PAA				3.50%, 07/29/2020	750	809
Finance Corp				5.13%, 11/14/2016	351	368
2.85%, 01/31/2023	200	184		7.50%, 09/15/2029	64	95
3.65%, 06/01/2022	128	125		Province of Saskatchewan Canada
4.30%, 01/31/2043	200	167		8.50%, 07/15/2022	6	8
4.70%, 06/15/2044	500	439				$4,636
5.75%, 01/15/2020	15	17
Regency Energy Partners LP / Regency				REITS - 0.70%
Energy Finance Corp				Alexandria Real Estate Equities Inc
5.88%, 03/01/2022	750	769		2.75%, 01/15/2020	750	749
Southern Natural Gas Co LLC				American Tower Corp
5.90%, 04/01/2017(a),(b)	12	13		3.50%, 01/31/2023	500	482
Southern Natural Gas Co LLC / Southern				4.70%, 03/15/2022	278	292
Natural Issuing Corp				AvalonBay Communities Inc
4.40%, 06/15/2021	51	53		2.95%, 09/15/2022	100	98
Spectra Energy Capital LLC				3.63%, 10/01/2020	100	105
8.00%, 10/01/2019	300	351		4.20%, 12/15/2023	400	421
Spectra Energy Partners LP				BioMed Realty LP
5.95%, 09/25/2043	200	205		2.63%, 05/01/2019	200	194
Sunoco Logistics Partners Operations LP				6.13%, 04/15/2020	6	7
3.45%, 01/15/2023	200	174		Boston Properties LP
4.95%, 01/15/2043	200	154		3.85%, 02/01/2023	200	205
5.50%, 02/15/2020	46	50		4.13%, 05/15/2021	77	82

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

REITS (continued)			Retail - 0.98%
Boston Properties LP (continued)			AutoNation Inc
5.63%, 11/15/2020	$25	$28	6.75%, 04/15/2018	$200	$223
5.88%, 10/15/2019	750	850	AutoZone Inc
Brandywine Operating Partnership LP			4.00%, 11/15/2020	251	267
3.95%, 02/15/2023	200	197	Bed Bath & Beyond Inc
Brixmor Operating Partnership LP			5.17%, 08/01/2044	500	474
3.85%, 02/01/2025	300	291	Costco Wholesale Corp
CBL & Associates LP			1.13%, 12/15/2017	1,000	1,000
4.60%, 10/15/2024	750	733	CVS Health Corp
DDR Corp			2.25%, 08/12/2019	500	505
4.63%, 07/15/2022	200	209	2.80%, 07/20/2020	530	538
Duke Realty LP			3.50%, 07/20/2022	500	516
3.88%, 10/15/2022	100	102	4.13%, 05/15/2021	500	535
EPR Properties			5.13%, 07/20/2045	370	398
7.75%, 07/15/2020	63	74	5.75%, 06/01/2017	15	16
ERP Operating LP			6.13%, 09/15/2039	79	96
2.38%, 07/01/2019	400	403	6.25%, 06/01/2027	100	120
4.75%, 07/15/2020	51	56	Darden Restaurants Inc
Federal Realty Investment Trust			7.05%, 10/15/2037(a)	27	32
2.75%, 06/01/2023	150	145	Dollar General Corp
HCP Inc			1.88%, 04/15/2018	300	300
3.40%, 02/01/2025	300	281	Gap Inc/The
4.20%, 03/01/2024	250	250	5.95%, 04/12/2021	275	298
4.25%, 11/15/2023	200	201	Home Depot Inc/The
5.38%, 02/01/2021	51	57	2.25%, 09/10/2018	750	769
6.70%, 01/30/2018	15	17	3.75%, 02/15/2024	350	371
Highwoods Realty LP			5.88%, 12/16/2036	237	291
3.20%, 06/15/2021	350	346	5.95%, 04/01/2041	351	442
Hospitality Properties Trust			Kohl's Corp
5.00%, 08/15/2022	100	106	4.00%, 11/01/2021	277	286
6.70%, 01/15/2018	77	83	5.55%, 07/17/2045	250	245
Host Hotels & Resorts LP			Lowe's Cos Inc
6.00%, 10/01/2021	200	226	3.80%, 11/15/2021	102	109
Kimco Realty Corp			4.38%, 09/15/2045	500	506
3.13%, 06/01/2023	200	194	4.63%, 04/15/2020	77	85
3.20%, 05/01/2021	250	253	5.80%, 04/15/2040	77	91
Liberty Property LP			6.65%, 09/15/2037	312	404
3.38%, 06/15/2023	300	292	Macy's Retail Holdings Inc
Omega Healthcare Investors Inc			2.88%, 02/15/2023	300	282
4.50%, 01/15/2025	300	293	4.30%, 02/15/2043	200	169
4.95%, 04/01/2024	750	758	5.90%, 12/01/2016	225	237
Realty Income Corp			6.65%, 07/15/2024	25	30
2.00%, 01/31/2018	100	101	6.90%, 04/01/2029	125	152
4.65%, 08/01/2023	250	264	McDonald's Corp
5.88%, 03/15/2035	51	59	3.38%, 05/26/2025	500	502
Regency Centers LP			3.50%, 07/15/2020	151	159
3.75%, 06/15/2024	200	200	3.70%, 02/15/2042	128	111
Simon Property Group LP			4.88%, 07/15/2040	9	9
2.15%, 09/15/2017	102	103	5.35%, 03/01/2018	36	39
2.20%, 02/01/2019	400	405	6.30%, 10/15/2037	262	316
4.13%, 12/01/2021	200	214	Nordstrom Inc
5.65%, 02/01/2020	47	53	4.75%, 05/01/2020	36	40
6.75%, 02/01/2040	25	33	6.25%, 01/15/2018	12	13
10.35%, 04/01/2019	90	113	O'Reilly Automotive Inc
Tanger Properties LP			3.85%, 06/15/2023	300	307
3.88%, 12/01/2023	250	250	QVC Inc
UDR Inc			4.38%, 03/15/2023	250	243
4.00%, 10/01/2025	200	203	Signet UK Finance PLC
Ventas Realty LP / Ventas Capital Corp			4.70%, 06/15/2024	250	252
2.00%, 02/15/2018	750	753	Staples Inc
4.25%, 03/01/2022	128	134	4.38%, 01/12/2023	180	177
Weingarten Realty Investors			Starbucks Corp
3.38%, 10/15/2022	180	178	0.88%, 12/05/2016	500	501
Welltower Inc			Target Corp
3.75%, 03/15/2023	200	199	4.00%, 07/01/2042	300	295
6.13%, 04/15/2020	115	131	6.00%, 01/15/2018	149	165
Weyerhaeuser Co			6.50%, 10/15/2037	700	916
7.38%, 03/15/2032	300	377	Walgreen Co
		$12,850	4.40%, 09/15/2042	100	89
			5.25%, 01/15/2019	6	7

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Retail (continued)			Software (continued)
Walgreens Boots Alliance Inc			Oracle Corp (continued)
1.75%, 11/17/2017	$200	$201	2.50%, 10/15/2022	$1,500	$1,465
2.70%, 11/18/2019	300	304	3.88%, 07/15/2020	77	83
4.80%, 11/18/2044	300	288	4.30%, 07/08/2034	1,000	1,003
Wal-Mart Stores Inc			4.38%, 05/15/2055	590	549
2.55%, 04/11/2023	950	939	5.00%, 07/08/2019	48	53
3.25%, 10/25/2020	51	54	5.75%, 04/15/2018	180	199
3.63%, 07/08/2020	51	55			$6,840
4.13%, 02/01/2019	102	111
4.25%, 04/15/2021	51	56	Sovereign - 1.81%
4.30%, 04/22/2044	500	511	Brazilian Government International Bond
5.25%, 09/01/2035	350	404	2.63%, 01/05/2023	300	243
5.63%, 04/01/2040	38	46	4.88%, 01/22/2021	257	250
5.63%, 04/15/2041	280	338	5.00%, 01/27/2045	510	381
5.80%, 02/15/2018	128	142	5.88%, 01/15/2019	102	107
6.20%, 04/15/2038	25	32	7.13%, 01/20/2037	210	196
6.50%, 08/15/2037	415	545	8.00%, 01/15/2018	50	52
7.55%, 02/15/2030	128	181	8.25%, 01/20/2034	651	674
Yum! Brands Inc			8.88%, 10/14/2019	122	141
6.25%, 03/15/2018	7	8	8.88%, 04/15/2024	150	178
6.88%, 11/15/2037	7	8	8.88%, 04/15/2024	200	237
		$18,151	12.25%, 03/06/2030	341	503
			Canada Government International Bond
Semiconductors - 0.31%			0.88%, 02/14/2017	255	256
Applied Materials Inc			Chile Government International Bond
3.90%, 10/01/2025	500	498	3.13%, 03/27/2025	250	247
5.10%, 10/01/2035	500	504	3.25%, 09/14/2021	180	186
Intel Corp			Colombia Government International Bond
1.35%, 12/15/2017	300	300	4.38%, 07/12/2021	100	102
2.45%, 07/29/2020	500	507	5.63%, 02/26/2044	1,000	935
3.30%, 10/01/2021	177	186	6.13%, 01/18/2041	200	198
3.70%, 07/29/2025	500	513	8.13%, 05/21/2024	201	246
4.00%, 12/15/2032	200	195	11.75%, 02/25/2020	180	238
4.25%, 12/15/2042	200	193	10.38%, 01/28/2033	100	142
4.80%, 10/01/2041	77	80	Export Development Canada
KLA-Tencor Corp			0.63%, 12/15/2016	500	501
4.65%, 11/01/2024	500	500	1.75%, 08/19/2019	400	406
Lam Research Corp			Export-Import Bank of Korea
2.75%, 03/15/2020	300	294	2.25%, 01/21/2020	300	299
Maxim Integrated Products Inc			3.25%, 08/12/2026	500	498
2.50%, 11/15/2018	200	202	4.00%, 01/11/2017	300	309
QUALCOMM Inc			4.00%, 01/14/2024	250	265
2.25%, 05/20/2020	370	369	5.00%, 04/11/2022	200	224
3.45%, 05/20/2025	270	255	Israel Government AID Bond
4.65%, 05/20/2035	100	91	5.50%, 09/18/2023	25	31
4.80%, 05/20/2045	150	131	5.50%, 04/26/2024	125	155
Texas Instruments Inc			5.50%, 09/18/2033	12	16
0.88%, 03/12/2017	200	200	Israel Government International Bond
1.65%, 08/03/2019	200	199	5.13%, 03/26/2019	147	164
2.75%, 03/12/2021	400	407	Italy Government International Bond
Xilinx Inc			5.38%, 06/12/2017	750	799
2.13%, 03/15/2019	175	175	5.38%, 06/15/2033	64	74
		$5,799	6.88%, 09/27/2023	212	269
			Japan Bank for International
Software - 0.37%			Cooperation/Japan
Adobe Systems Inc			1.13%, 07/19/2017	100	100
4.75%, 02/01/2020	51	56	1.75%, 07/31/2018	650	659
CDK Global Inc			3.00%, 05/29/2024	1,000	1,049
3.30%, 10/15/2019	500	503	Mexico Government International Bond
Fidelity National Information Services Inc			3.50%, 01/21/2021	500	509
2.00%, 04/15/2018	300	298	3.60%, 01/30/2025	210	206
Fiserv Inc			3.63%, 03/15/2022	300	303
3.50%, 10/01/2022	100	101	4.60%, 01/23/2046	520	463
Microsoft Corp			4.75%, 03/08/2044	506	462
2.38%, 02/12/2022	350	349	5.55%, 01/21/2045	300	307
3.00%, 10/01/2020	600	632	5.95%, 03/19/2019	778	873
4.00%, 02/12/2055	850	770	6.05%, 01/11/2040	464	508
4.20%, 06/01/2019	115	126	8.30%, 08/15/2031	738	1,042
4.50%, 10/01/2040	100	105	Panama Government International Bond
5.30%, 02/08/2041	77	89	5.20%, 01/30/2020	1,154	1,245
Oracle Corp			6.70%, 01/26/2036	224	267
2.38%, 01/15/2019	450	459	8.88%, 09/30/2027	77	106

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Sovereign (continued)			Supranational Bank (continued)
Peruvian Government International Bond			Council Of Europe Development
5.63%, 11/18/2050	$128	$132	Bank (continued)
6.55%, 03/14/2037	126	145	1.63%, 03/10/2020	$300	$302
7.13%, 03/30/2019	30	35	European Bank for Reconstruction &
7.35%, 07/21/2025	180	225	Development
8.75%, 11/21/2033	192	271	1.00%, 02/16/2017	357	359
Philippine Government International Bond			1.63%, 04/10/2018	250	253
3.95%, 01/20/2040	300	303	1.63%, 11/15/2018	300	304
5.00%, 01/13/2037	300	345	1.75%, 06/14/2019	500	509
6.38%, 10/23/2034	210	275	1.88%, 02/23/2022	250	251
6.50%, 01/20/2020	200	236	European Investment Bank
8.38%, 06/17/2019	500	615	1.00%, 08/17/2017	1,000	1,004
9.38%, 01/18/2017	200	220	1.00%, 03/15/2018	750	751
9.50%, 02/02/2030	400	635	1.13%, 09/15/2017	1,400	1,408
10.63%, 03/16/2025	400	634	1.25%, 05/15/2018	500	503
Poland Government International Bond			1.63%, 03/16/2020	300	302
4.00%, 01/22/2024	1,000	1,057	1.75%, 03/15/2017	528	536
5.00%, 03/23/2022	528	590	1.75%, 06/17/2019	750	762
5.13%, 04/21/2021	51	57	1.88%, 03/15/2019	500	511
Republic of Korea			1.88%, 02/10/2025	850	824
3.88%, 09/11/2023	250	272	2.50%, 04/15/2021	1,500	1,564
5.13%, 12/07/2016	600	629	3.25%, 01/29/2024	1,000	1,086
South Africa Government International Bond			4.88%, 02/15/2036	25	31
4.67%, 01/17/2024	200	198	5.13%, 05/30/2017	1,102	1,182
6.25%, 03/08/2041	250	263	FMS Wertmanagement AoeR
6.88%, 05/27/2019	500	557	1.75%, 03/17/2020	300	304
Svensk Exportkredit AB			Inter-American Development Bank
1.75%, 05/30/2017	200	203	0.88%, 11/15/2016	350	352
1.88%, 06/17/2019	500	508	1.00%, 07/14/2017	1,000	1,005
Tennessee Valley Authority			1.13%, 03/15/2017	257	259
3.50%, 12/15/2042	400	382	1.75%, 08/24/2018	1,000	1,020
3.88%, 02/15/2021	250	277	1.75%, 10/15/2019	500	509
4.25%, 09/15/2065	200	201	2.13%, 11/09/2020	250	259
4.50%, 04/01/2018	51	55	3.00%, 02/21/2024	250	267
5.25%, 09/15/2039	251	311	3.88%, 09/17/2019	577	633
5.38%, 04/01/2056	154	191	3.88%, 02/14/2020	77	85
6.75%, 11/01/2025	102	138	International Bank for Reconstruction &
Turkey Government International Bond			Development
3.25%, 03/23/2023	700	623	0.63%, 05/02/2017	500	498
4.88%, 04/16/2043	900	749	0.88%, 04/17/2017	500	501
5.75%, 03/22/2024	250	259	1.13%, 07/18/2017	500	504
6.63%, 02/17/2045	200	213	1.38%, 04/10/2018	500	506
6.75%, 04/03/2018	500	540	1.63%, 02/10/2022	1,000	990
7.00%, 06/05/2020	500	552	1.88%, 03/15/2019	500	512
7.38%, 02/05/2025	750	858	2.13%, 11/01/2020	750	770
7.50%, 11/07/2019	300	337	2.25%, 06/24/2021	500	515
8.00%, 02/14/2034	400	483	2.50%, 07/29/2025	700	718
Uruguay Government International Bond			7.63%, 01/19/2023	12	17
4.13%, 11/20/2045	100	79	International Finance Corp
8.00%, 11/18/2022	1,015	1,257	0.63%, 11/15/2016	250	250
		$33,531	0.88%, 06/15/2018	300	299
			1.13%, 11/23/2016	328	330
Supranational Bank - 1.64%			1.25%, 07/16/2018	500	503
African Development Bank			Nordic Investment Bank
0.75%, 10/18/2016	330	331	5.00%, 02/01/2017	354	374
0.88%, 03/15/2018	800	798			$30,385
Asian Development Bank
0.75%, 01/11/2017	500	501	Telecommunications - 1.53%
1.13%, 03/15/2017	428	431	America Movil SAB de CV
1.13%, 06/05/2018	530	532	3.13%, 07/16/2022	100	97
1.50%, 01/22/2020	300	302	5.63%, 11/15/2017	1,015	1,098
1.75%, 09/11/2018	500	510	6.13%, 03/30/2040	102	112
1.88%, 02/18/2022	250	251	6.38%, 03/01/2035	200	227
2.13%, 11/24/2021	750	765	AT&T Inc
2.13%, 03/19/2025	300	297	1.60%, 02/15/2017	128	128
5.82%, 06/16/2028	15	20	1.70%, 06/01/2017	545	547
6.38%, 10/01/2028	51	70	2.45%, 06/30/2020	200	197
Corp Andina de Fomento			2.63%, 12/01/2022	600	570
4.38%, 06/15/2022	22	24	3.00%, 02/15/2022	940	923
Council Of Europe Development Bank			3.00%, 06/30/2022	200	195
1.13%, 05/31/2018	1,000	1,002	3.40%, 05/15/2025	200	191
1.50%, 02/22/2017	128	129	3.88%, 08/15/2021	77	80

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Telecommunications (continued)			Transportation - 0.51%
AT&T Inc (continued)			Burlington Northern Santa Fe LLC
4.30%, 12/15/2042	$201	$173	3.00%, 04/01/2025	$500	$481
4.35%, 06/15/2045	950	815	4.70%, 10/01/2019	783	860
4.50%, 05/15/2035	200	183	5.15%, 09/01/2043	350	374
4.75%, 05/15/2046	200	183	5.65%, 05/01/2017	54	58
5.50%, 02/01/2018	702	761	6.20%, 08/15/2036	500	599
6.30%, 01/15/2038	500	550	7.95%, 08/15/2030	77	109
6.50%, 09/01/2037	521	590	Canadian National Railway Co
BellSouth Corp			1.45%, 12/15/2016	51	51
6.00%, 11/15/2034	200	206	2.25%, 11/15/2022	200	192
British Telecommunications PLC			3.50%, 11/15/2042	200	179
5.95%, 01/15/2018	669	733	5.55%, 03/01/2019	15	17
9.62%, 12/15/2030(a)	77	115	Canadian Pacific Railway Co
Cisco Systems Inc			3.70%, 02/01/2026	130	130
4.45%, 01/15/2020	102	112	4.45%, 03/15/2023	128	138
4.95%, 02/15/2019	855	944	4.80%, 09/15/2035	500	509
5.90%, 02/15/2039	680	830	CSX Corp
Deutsche Telekom International Finance BV			3.70%, 11/01/2023	500	519
6.00%, 07/08/2019	300	341	4.75%, 05/30/2042	277	275
8.75%, 06/15/2030(a)	641	916	6.25%, 03/15/2018	82	91
Juniper Networks Inc			FedEx Corp
4.60%, 03/15/2021	500	527	2.63%, 08/01/2022	100	98
Motorola Solutions Inc			3.88%, 08/01/2042	100	88
4.00%, 09/01/2024	500	451	3.90%, 02/01/2035	300	276
Orange SA			4.50%, 02/01/2065	500	445
4.13%, 09/14/2021	128	137	Norfolk Southern Corp
5.38%, 01/13/2042	102	109	3.25%, 12/01/2021	251	256
9.00%, 03/01/2031(a)	315	447	3.85%, 01/15/2024	200	205
Pacific Bell Telephone Co			4.80%, 08/15/2043	350	354
7.13%, 03/15/2026	377	461	4.84%, 10/01/2041	100	101
Qwest Corp			7.25%, 02/15/2031	130	168
6.75%, 12/01/2021	200	212	Ryder System Inc
7.25%, 10/15/2035	200	198	2.35%, 02/26/2019	200	200
Rogers Communications Inc			2.45%, 09/03/2019	350	351
3.00%, 03/15/2023	400	385	Union Pacific Corp
5.00%, 03/15/2044	500	507	4.15%, 01/15/2045	350	348
6.80%, 08/15/2018	108	122	4.16%, 07/15/2022	241	259
Telefonica Emisiones SAU			4.75%, 09/15/2041	77	82
3.19%, 04/27/2018	1,000	1,023	United Parcel Service Inc
5.13%, 04/27/2020	168	185	1.13%, 10/01/2017	400	402
7.05%, 06/20/2036	295	346	3.13%, 01/15/2021	1,128	1,176
Verizon Communications Inc			4.88%, 11/15/2040	25	28
1.10%, 11/01/2017	100	99	6.20%, 01/15/2038	23	30
2.45%, 11/01/2022	100	94			$9,449
2.63%, 02/21/2020	1,189	1,193
4.40%, 11/01/2034	500	465	Trucking & Leasing - 0.04%
4.50%, 09/15/2020	400	433	GATX Corp
4.60%, 04/01/2021	77	83	1.25%, 03/04/2017	500	497
4.67%, 03/15/2055	350	301	4.75%, 06/15/2022	200	214
5.01%, 08/21/2054	700	637			$711
5.15%, 09/15/2023	1,100	1,215	Water - 0.00%
6.25%, 04/01/2037	261	293	American Water Capital Corp
6.35%, 04/01/2019	982	1,119	6.59%, 10/15/2037	5	7
6.40%, 09/15/2033	900	1,031
6.55%, 09/15/2043	1,960	2,316	TOTAL BONDS		$634,994
6.90%, 04/15/2038	256	311		Principal
7.75%, 12/01/2030	146	195	MUNICIPAL BONDS - 0.92%	Amount (000's) Value (000's)
Vodafone Group PLC
2.95%, 02/19/2023	200	189	California - 0.35%
5.45%, 06/10/2019	180	199	Bay Area Toll Authority
5.63%, 02/27/2017	448	474	6.26%, 04/01/2049	$300	$399
6.15%, 02/27/2037	201	217	6.92%, 04/01/2040	120	158
6.25%, 11/30/2032	500	542	City of Los Angeles Department of Airports
		$28,333	6.58%, 05/15/2039	100	129
			City of San Francisco CA Public Utilities
Toys, Games & Hobbies - 0.03%			Commission Water Revenue
Hasbro Inc			6.00%, 11/01/2040	200	243
3.15%, 05/15/2021	250	254	East Bay Municipal Utility District Water
6.35%, 03/15/2040	25	28	System Revenue
Mattel Inc			5.87%, 06/01/2040	60	75
2.35%, 05/06/2019	250	250
		$532

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2015 (unaudited)

	Principal			Principal
MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)		MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)

California (continued)			Kansas - 0.01%
Los Angeles Department of Water			State of Kansas Department of
6.01%, 07/01/2039	$55	$68	Transportation
Los Angeles Department of Water & Power			4.60%, 09/01/2035	$115	$126
6.57%, 07/01/2045	150	202
Los Angeles Unified School District/CA
5.75%, 07/01/2034	80	96	Nevada - 0.00%
5.76%, 07/01/2029	50	59	County of Clark Department of Aviation
6.76%, 07/01/2034	130	171	6.82%, 07/01/2045	25	34
Regents of the University of California			6.88%, 07/01/2042	70	80
Medical Center Pooled Revenue					$114
6.55%, 05/15/2048	250	319	New Jersey - 0.05%
Sacramento Municipal Utility District			New Jersey Economic Development
6.16%, 05/15/2036	120	148	Authority (credit support from AGM)
San Diego County Water Authority Financing			0.00%, 02/15/2023(c),(d)	51	36
Corp			New Jersey Economic Development
6.14%, 05/01/2049	460	579	Authority (credit support from NATL)
Santa Clara Valley Transportation Authority			7.43%, 02/15/2029(d)	200	227
5.88%, 04/01/2032	25	31	New Jersey Transportation Trust Fund
State of California			Authority
6.65%, 03/01/2022	1,275	1,553	5.75%, 12/15/2028	190	198
7.30%, 10/01/2039	375	519	6.56%, 12/15/2040	210	216
7.60%, 11/01/2040	180	264	New Jersey Turnpike Authority
7.63%, 03/01/2040	280	402	7.10%, 01/01/2041	147	197
7.95%, 03/01/2036	500	603	Rutgers The State University of New
University of California			Jersey (credit support from GO OF UNIV)
1.80%, 07/01/2019	300	302	5.67%, 05/01/2040(d)	130	152
3.93%, 05/15/2045	200	191			$1,026
5.77%, 05/15/2043	200	245
		$6,756	New York - 0.14%
			City of New York NY
Connecticut - 0.03%			5.52%, 10/01/2037	25	30
State of Connecticut			5.85%, 06/01/2040	300	371
5.85%, 03/15/2032	525	622	Metropolitan Transportation Authority
			6.55%, 11/15/2031	180	228
District of Columbia - 0.03%			6.65%, 11/15/2039	100	128
District of Columbia Water & Sewer			6.81%, 11/15/2040	135	177
Authority			New York City Transitional Finance Authority
4.81%, 10/01/2114	450	451	Future Tax Secured Revenue
			5.51%, 08/01/2037	250	302
			New York City Water & Sewer System
Florida - 0.01%			5.72%, 06/15/2042	270	338
State Board of Administration Finance Corp			5.95%, 06/15/2042	125	160
2.11%, 07/01/2018	200	202	New York State Dormitory Authority
			5.60%, 03/15/2040	100	122
Georgia - 0.03%			Port Authority of New York & New Jersey
Municipal Electric Authority of Georgia			4.46%, 10/01/2062	100	97
6.64%, 04/01/2057	151	177	4.96%, 08/01/2046	300	326
7.06%, 04/01/2057	200	217	Port Authority of New York & New
			Jersey (credit support from GO OF AUTH)
State of Georgia			6.04%, 12/01/2029(d)	50	62
4.50%, 11/01/2025	175	196
		$590			$2,341

Illinois - 0.11%			Ohio - 0.02%
Chicago Transit Authority			American Municipal Power Inc
6.20%, 12/01/2040	70	73	6.27%, 02/15/2050	69	81
6.90%, 12/01/2040	200	225	7.50%, 02/15/2050	75	100
City of Chicago IL			Ohio State University/The
6.31%, 01/01/2044	250	229	4.91%, 06/01/2040	125	142
City of Chicago IL Waterworks Revenue					$323
6.74%, 11/01/2040	145	159	Texas - 0.12%
County of Cook IL			City of Houston TX Combined Utility System
6.23%, 11/15/2034	102	105	Revenue
State of Illinois			3.83%, 05/15/2028	250	263
4.95%, 06/01/2023	30	30	City Public Service Board of San Antonio
5.10%, 06/01/2033	735	689	TX
5.37%, 03/01/2017	100	104	5.72%, 02/01/2041	125	155
5.88%, 03/01/2019	345	376	5.81%, 02/01/2041	135	169
7.35%, 07/01/2035	70	76	Dallas Area Rapid Transit
		$2,066	5.02%, 12/01/2048	50	58

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2015 (unaudited)

	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
			Federal Home Loan Mortgage Corporation (FHLMC)
Texas (continued)			(continued)
Dallas Convention Center Hotel Development			3.00%, 07/01/2029	$986	$1,027
Corp			3.00%, 08/01/2029	432	449
7.09%, 01/01/2042	$70	$88	3.00%, 09/01/2029	190	198
Dallas County Hospital District
5.62%, 08/15/2044	83	100	3.00%, 10/01/2029	257	268
			3.00%, 11/01/2029	442	460
Dallas Independent School District (credit			3.00%, 11/01/2029	256	266
support from PSF-GTD)
6.45%, 02/15/2035(d)	50	59	3.00%, 12/01/2029	90	93
			3.00%, 09/01/2030	1,200	1,250
Grand Parkway Transportation Corp			3.00%, 10/01/2030(e)	425	442
5.18%, 10/01/2042	300	355
			3.00%, 02/01/2032	161	167
State of Texas			3.00%, 04/01/2033	406	421
4.68%, 04/01/2040	100	112	3.00%, 04/01/2033	408	423
5.52%, 04/01/2039	405	507
			3.00%, 06/01/2033	248	258
Texas Transportation Commission State			3.00%, 09/01/2033	342	355
Highway Fund			3.00%, 09/01/2033	339	352
5.18%, 04/01/2030	125	146	3.00%, 01/01/2035	93	96
		$2,012	3.00%, 01/01/2043	558	566
Utah - 0.02%			3.00%, 01/01/2043	767	778
State of Utah			3.00%, 04/01/2043	488	495
3.54%, 07/01/2025	300	320	3.00%, 05/01/2043	511	518
			3.00%, 06/01/2043	290	293
			3.00%, 06/01/2043	911	923
Washington - 0.00%			3.00%, 07/01/2043	794	804
State of Washington			3.00%, 07/01/2043	1,537	1,557
5.09%, 08/01/2033	20	23	3.00%, 07/01/2043	816	827
			3.00%, 07/01/2043	89	91
Wisconsin - 0.00%			3.00%, 08/01/2043	2,564	2,597
State of Wisconsin (credit support from			3.00%, 08/01/2043	352	357
AGM)			3.00%, 08/01/2043	45	45
5.70%, 05/01/2026(d)	50	59	3.00%, 08/01/2043	178	181
			3.00%, 08/01/2043	340	344
TOTAL MUNICIPAL BONDS		$17,031	3.00%, 08/01/2043	486	492
U.S. GOVERNMENT & GOVERNMENT	Principal		3.00%, 08/01/2043	381	386
AGENCY OBLIGATIONS - 64.48%	Amount (000's)	Value (000's)	3.00%, 09/01/2043	98	99
Federal Home Loan Mortgage Corporation (FHLMC) -			3.00%, 09/01/2043	912	924
7.80%			3.00%, 09/01/2043	440	445
2.00%, 09/01/2028	$230	$231	3.00%, 09/01/2043	583	590
2.00%, 08/01/2029	977	981	3.00%, 10/01/2043	751	761
2.23%, 07/01/2043(a)	224	230	3.00%, 10/01/2043	245	248
2.42%, 10/01/2043(a)	592	608	3.00%, 03/01/2045	1,173	1,187
2.50%, 08/01/2027	181	186	3.00%, 04/01/2045	394	398
2.50%, 08/01/2027	189	195	3.00%, 06/01/2045	1,336	1,351
2.50%, 10/01/2027	345	355	3.00%, 07/01/2045	994	1,005
2.50%, 03/01/2028	744	766	3.00%, 08/01/2045	349	353
2.50%, 04/01/2028	54	55	3.00%, 10/01/2045(e)	2,500	2,526
2.50%, 04/01/2028	155	160	3.00%, 11/01/2045(e)	675	681
2.50%, 06/01/2028	951	980	3.50%, 04/01/2021	356	376
2.50%, 06/01/2028	188	194	3.50%, 10/01/2023	170	179
2.50%, 06/01/2028	171	176	3.50%, 10/01/2025	24	25
2.50%, 06/01/2028	389	400	3.50%, 10/01/2025	16	17
2.50%, 07/01/2028	638	657	3.50%, 11/01/2025	7	7
2.50%, 10/01/2028	349	359	3.50%, 11/01/2025	41	43
2.50%, 10/01/2028	323	332	3.50%, 11/01/2025	18	19
2.50%, 10/01/2029	881	899	3.50%, 11/01/2025	11	12
2.50%, 12/01/2029	1,093	1,115	3.50%, 11/01/2025	53	56
2.50%, 09/01/2030	1,200	1,225	3.50%, 12/01/2025	15	16
2.50%, 10/01/2030(e)	2,400	2,447	3.50%, 12/01/2025	47	49
2.50%, 11/01/2030(e)	325	331	3.50%, 01/01/2026	31	33
2.50%, 06/01/2038(a)	6	7	3.50%, 01/01/2026	695	736
2.50%, 02/01/2043	265	259	3.50%, 02/01/2026	25	27
2.66%, 01/01/2042(a)	49	51	3.50%, 04/01/2026	67	71
3.00%, 11/01/2026(e)	575	597	3.50%, 05/01/2026	72	76
3.00%, 01/01/2027	375	390	3.50%, 06/01/2026	17	18
3.00%, 02/01/2027	138	143	3.50%, 06/01/2026	10	11
3.00%, 02/01/2027	329	342	3.50%, 07/01/2026	65	68
3.00%, 03/01/2027	288	300	3.50%, 07/01/2026	48	51
3.00%, 06/01/2027	222	231	3.50%, 07/01/2026	10	11
3.00%, 10/01/2028	817	851	3.50%, 08/01/2026	40	42
3.00%, 07/01/2029	804	837	3.50%, 09/01/2026	52	55
3.00%, 07/01/2029	575	599	3.50%, 10/01/2026	33	35
			3.50%, 01/01/2027	71	75

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2015 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC)				Federal Home Loan Mortgage Corporation (FHLMC)
(continued)				(continued)
3.50%, 01/01/2029	$434	$ 458		4.00%, 07/01/2026	$58	$62
3.50%, 06/01/2029	456	481		4.00%, 12/01/2030	82	89
3.50%, 07/01/2029	168	177		4.00%, 08/01/2031	93	100
3.50%, 08/01/2029	99	104		4.00%, 10/01/2031	122	130
3.50%, 09/01/2029	98	103		4.00%, 11/01/2031	37	40
3.50%, 01/01/2030	49	52		4.00%, 12/01/2031	59	64
3.50%, 01/01/2032	232	245		4.00%, 11/01/2033	154	166
3.50%, 02/01/2032	144	153		4.00%, 01/01/2034	248	267
3.50%, 03/01/2032	176	186		4.00%, 06/01/2039	6	6
3.50%, 04/01/2032	166	175		4.00%, 07/01/2039	55	59
3.50%, 08/01/2032	138	146		4.00%, 09/01/2039	30	33
3.50%, 01/01/2034	156	165		4.00%, 12/01/2039	26	28
3.50%, 02/01/2035	284	300		4.00%, 12/01/2039	40	43
3.50%, 07/01/2035	298	314		4.00%, 01/01/2040	42	45
3.50%, 02/01/2041	65	68		4.00%, 03/01/2040	20	22
3.50%, 10/01/2041	63	65		4.00%, 09/01/2040	56	60
3.50%, 11/01/2041	61	64		4.00%, 09/01/2040	9	10
3.50%, 01/01/2042	138	144		4.00%, 10/01/2040(e)	8,800	9,368
3.50%, 02/01/2042	792	828		4.00%, 10/01/2040	44	47
3.50%, 02/01/2042	59	62		4.00%, 10/01/2040	108	116
3.50%, 03/01/2042	71	75		4.00%, 12/01/2040	51	54
3.50%, 03/01/2042	18	19		4.00%, 12/01/2040	133	142
3.50%, 04/01/2042	189	197		4.00%, 12/01/2040	63	68
3.50%, 04/01/2042	163	170		4.00%, 12/01/2040	78	84
3.50%, 04/01/2042	192	200		4.00%, 12/01/2040	74	79
3.50%, 04/01/2042	46	48		4.00%, 02/01/2041	146	156
3.50%, 04/01/2042	174	182		4.00%, 02/01/2041	115	123
3.50%, 06/01/2042	132	138		4.00%, 02/01/2041	513	548
3.50%, 06/01/2042	133	139		4.00%, 04/01/2041	58	62
3.50%, 06/01/2042	484	506		4.00%, 07/01/2041	47	50
3.50%, 07/01/2042	694	725		4.00%, 08/01/2041	45	48
3.50%, 07/01/2042	819	855		4.00%, 08/01/2041	106	112
3.50%, 08/01/2042	170	178		4.00%, 10/01/2041	18	19
3.50%, 08/01/2042	837	874		4.00%, 10/01/2041	57	61
3.50%, 08/01/2042	347	363		4.00%, 10/01/2041	66	71
3.50%, 02/01/2043	857	895		4.00%, 10/01/2041	151	161
3.50%, 08/01/2043	67	70		4.00%, 10/01/2041	140	150
3.50%, 02/01/2044	903	941		4.00%, 11/01/2041	153	164
3.50%, 06/01/2044	1,611	1,678		4.00%, 11/01/2041	265	283
3.50%, 08/01/2044	933	972		4.00%, 11/01/2041(e)	775	824
3.50%, 09/01/2044	844	879		4.00%, 11/01/2041	99	106
3.50%, 03/01/2045	1,262	1,314		4.00%, 03/01/2042	161	172
3.50%, 06/01/2045	1,286	1,339		4.00%, 06/01/2042	299	319
3.50%, 07/01/2045	1,293	1,346		4.00%, 06/01/2042	256	273
3.50%, 10/01/2045(e)	14,450	15,035		4.00%, 01/01/2044	346	369
3.50%, 11/01/2045(e)	1,800	1,870		4.00%, 02/01/2044	756	809
4.00%, 05/01/2018	90	94		4.00%, 02/01/2044	258	275
4.00%, 05/01/2018	9	9		4.00%, 02/01/2044	432	460
4.00%, 10/01/2018	68	71		4.00%, 04/01/2044	1,228	1,309
4.00%, 04/01/2019	16	17		4.00%, 05/01/2044	164	175
4.00%, 10/01/2020	70	73		4.00%, 05/01/2044	244	260
4.00%, 05/01/2024	61	66		4.00%, 07/01/2044	760	809
4.00%, 05/01/2024	110	118		4.00%, 07/01/2044	182	194
4.00%, 12/01/2024	15	16		4.00%, 07/01/2044	977	1,041
4.00%, 01/01/2025	36	39		4.00%, 10/01/2044	853	909
4.00%, 02/01/2025	24	25		4.00%, 11/01/2044	1,230	1,312
4.00%, 03/01/2025	29	31		4.00%, 12/01/2044	1,907	2,032
4.00%, 03/01/2025	20	22		4.00%, 01/01/2045	389	415
4.00%, 04/01/2025	32	34		4.00%, 04/01/2045	37	40
4.00%, 06/01/2025	336	360		4.50%, 05/01/2018	35	37
4.00%, 06/01/2025	28	29		4.50%, 08/01/2018	74	77
4.00%, 06/01/2025	50	52		4.50%, 11/01/2018	18	18
4.00%, 06/01/2025	28	30		4.50%, 04/01/2019	16	17
4.00%, 07/01/2025	476	510		4.50%, 04/01/2023	14	15
4.00%, 07/01/2025	10	11		4.50%, 01/01/2024	19	20
4.00%, 08/01/2025	21	23		4.50%, 01/01/2024	8	9
4.00%, 08/01/2025	31	33		4.50%, 04/01/2024	108	116
4.00%, 09/01/2025	6	6		4.50%, 07/01/2024	19	20
4.00%, 10/01/2025	71	76		4.50%, 09/01/2024	30	32
4.00%, 02/01/2026	33	35		4.50%, 09/01/2024	26	28
4.00%, 05/01/2026	89	95		4.50%, 11/01/2024	183	196

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2015 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC)				Federal Home Loan Mortgage Corporation (FHLMC)
(continued)				(continued)
4.50%, 04/01/2025	$27	$ 29		4.50%, 11/01/2043	$309	$335
4.50%, 05/01/2025	25	27		4.50%, 11/01/2043	177	192
4.50%, 07/01/2025	35	37		4.50%, 11/01/2043	33	36
4.50%, 09/01/2026	271	288		4.50%, 11/01/2043	199	216
4.50%, 02/01/2030	29	32		4.50%, 01/01/2044	427	463
4.50%, 08/01/2030	23	25		4.50%, 01/01/2044	374	405
4.50%, 05/01/2031	28	31		4.50%, 03/01/2044	176	190
4.50%, 06/01/2031	192	210		4.50%, 03/01/2044	473	512
4.50%, 05/01/2034	1	1		4.50%, 05/01/2044	705	764
4.50%, 08/01/2035	164	178		4.50%, 07/01/2044	168	181
4.50%, 08/01/2035	87	94		4.50%, 07/01/2044	279	302
4.50%, 08/01/2036	27	29		4.50%, 09/01/2044	265	287
4.50%, 02/01/2039	71	77		5.00%, 05/01/2018	5	5
4.50%, 02/01/2039	3	3		5.00%, 08/01/2018	11	11
4.50%, 03/01/2039	45	49		5.00%, 10/01/2018	22	23
4.50%, 04/01/2039	102	110		5.00%, 04/01/2019	8	9
4.50%, 05/01/2039	311	336		5.00%, 12/01/2019	23	24
4.50%, 06/01/2039	316	343		5.00%, 12/01/2021	52	55
4.50%, 06/01/2039	61	66		5.00%, 02/01/2022	10	10
4.50%, 09/01/2039	487	530		5.00%, 09/01/2022	12	13
4.50%, 10/01/2039	214	232		5.00%, 06/01/2023	8	9
4.50%, 10/01/2039	110	121		5.00%, 06/01/2023	218	236
4.50%, 11/01/2039	92	100		5.00%, 09/01/2023	413	452
4.50%, 11/01/2039	81	89		5.00%, 12/01/2023	96	104
4.50%, 11/01/2039	61	67		5.00%, 04/01/2024	74	81
4.50%, 11/01/2039	29	32		5.00%, 07/01/2024	12	12
4.50%, 12/01/2039	132	143		5.00%, 06/01/2025	12	13
4.50%, 12/01/2039	43	47		5.00%, 06/01/2026	86	92
4.50%, 02/01/2040	18	19		5.00%, 08/01/2026	128	141
4.50%, 02/01/2040	109	121		5.00%, 12/01/2027	59	64
4.50%, 02/01/2040	114	126		5.00%, 02/01/2030	13	14
4.50%, 02/01/2040	79	86		5.00%, 03/01/2030	10	11
4.50%, 04/01/2040	89	97		5.00%, 07/01/2031	415	454
4.50%, 05/01/2040	31	34		5.00%, 08/01/2033	72	80
4.50%, 05/01/2040	97	107		5.00%, 08/01/2033	9	10
4.50%, 07/01/2040	72	79		5.00%, 09/01/2033	12	13
4.50%, 07/01/2040	79	87		5.00%, 09/01/2033	32	36
4.50%, 08/01/2040	68	74		5.00%, 03/01/2034	16	18
4.50%, 08/01/2040	47	51		5.00%, 04/01/2034	37	42
4.50%, 08/01/2040	35	38		5.00%, 04/01/2034	180	198
4.50%, 08/01/2040	34	37		5.00%, 05/01/2034	50	56
4.50%, 08/01/2040	130	142		5.00%, 05/01/2035	58	63
4.50%, 09/01/2040	26	29		5.00%, 06/01/2035	292	323
4.50%, 09/01/2040	20	22		5.00%, 08/01/2035	19	20
4.50%, 09/01/2040	30	33		5.00%, 08/01/2035	8	9
4.50%, 10/01/2040	357	387		5.00%, 09/01/2035	54	59
4.50%, 02/01/2041	65	71		5.00%, 09/01/2035	20	22
4.50%, 03/01/2041	871	951		5.00%, 10/01/2035	24	26
4.50%, 03/01/2041	96	104		5.00%, 11/01/2035	92	102
4.50%, 03/01/2041	537	583		5.00%, 12/01/2035	54	60
4.50%, 03/01/2041	585	633		5.00%, 12/01/2035	84	92
4.50%, 04/01/2041	68	73		5.00%, 04/01/2036	3	3
4.50%, 04/01/2041	120	131		5.00%, 06/01/2036	10	11
4.50%, 05/01/2041	156	169		5.00%, 08/01/2036	43	47
4.50%, 05/01/2041	134	146		5.00%, 01/01/2037	100	110
4.50%, 05/01/2041	44	47		5.00%, 01/01/2038	476	521
4.50%, 06/01/2041	77	84		5.00%, 02/01/2038	23	26
4.50%, 06/01/2041	56	61		5.00%, 02/01/2038	245	268
4.50%, 06/01/2041	44	47		5.00%, 03/01/2038	3	3
4.50%, 06/01/2041	68	74		5.00%, 06/01/2038	10	11
4.50%, 07/01/2041	85	93		5.00%, 09/01/2038	17	19
4.50%, 07/01/2041	82	89		5.00%, 09/01/2038	3	3
4.50%, 08/01/2041	64	69		5.00%, 11/01/2038	556	609
4.50%, 09/01/2041	693	752		5.00%, 11/01/2038	32	35
4.50%, 10/01/2041	123	134		5.00%, 12/01/2038	496	543
4.50%, 11/01/2041	613	667		5.00%, 01/01/2039	48	53
4.50%, 03/01/2042	124	135		5.00%, 01/01/2039	525	575
4.50%, 09/01/2043	443	481		5.00%, 02/01/2039	28	31
4.50%, 09/01/2043	87	94		5.00%, 03/01/2039	44	49
4.50%, 10/01/2043	33	35		5.00%, 06/01/2039	11	13
4.50%, 11/01/2043	99	107		5.00%, 07/01/2039	47	51

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2015 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC)				Federal Home Loan Mortgage Corporation (FHLMC)
(continued)				(continued)
5.00%, 09/01/2039	$770	$ 843		5.50%, 08/01/2038	$46	$51
5.00%, 09/01/2039	95	105		5.50%, 09/01/2038	216	239
5.00%, 10/01/2039	65	72		5.50%, 09/01/2038	12	14
5.00%, 01/01/2040	122	135		5.50%, 10/01/2038	7	8
5.00%, 03/01/2040	20	22		5.50%, 10/01/2038	178	197
5.00%, 07/01/2040	74	81		5.50%, 11/01/2038	8	9
5.00%, 07/01/2040	69	76		5.50%, 11/01/2038	2	2
5.00%, 08/01/2040	59	65		5.50%, 12/01/2038	169	187
5.00%, 08/01/2040	204	225		5.50%, 01/01/2039	25	27
5.00%, 09/01/2040	186	204		5.50%, 02/01/2039	316	350
5.00%, 02/01/2041	985	1,083		5.50%, 03/01/2039	478	529
5.00%, 04/01/2041	282	312		5.50%, 04/01/2039	31	34
5.00%, 04/01/2041	50	56		5.50%, 09/01/2039	60	67
5.00%, 05/01/2041	13	14		5.50%, 12/01/2039	50	55
5.00%, 06/01/2041	240	264		5.50%, 01/01/2040	48	54
5.00%, 07/01/2041	73	80		5.50%, 03/01/2040	7	8
5.00%, 09/01/2041	90	99		5.50%, 06/01/2040	61	68
5.00%, 10/01/2041	193	213		5.50%, 06/01/2041	63	70
5.00%, 10/01/2041	104	114		5.50%, 06/01/2041	636	704
5.00%, 11/01/2041(e)	500	548		6.00%, 05/01/2021	1	1
5.00%, 11/01/2041	306	336		6.00%, 11/01/2022	8	9
5.50%, 10/01/2016	2	2		6.00%, 02/01/2027	23	25
5.50%, 02/01/2017	4	4		6.00%, 07/01/2029	1	1
5.50%, 01/01/2018	10	10		6.00%, 07/01/2029	5	5
5.50%, 01/01/2018	3	3		6.00%, 02/01/2031	4	4
5.50%, 01/01/2022	10	11		6.00%, 12/01/2031	4	4
5.50%, 04/01/2023	33	37		6.00%, 01/01/2032	33	37
5.50%, 01/01/2028	167	185		6.00%, 11/01/2033	57	65
5.50%, 12/01/2032	55	62		6.00%, 06/01/2034	49	56
5.50%, 03/01/2033	5	6		6.00%, 08/01/2034	6	7
5.50%, 12/01/2033	3	3		6.00%, 05/01/2036	30	34
5.50%, 01/01/2034	103	114		6.00%, 06/01/2036	53	61
5.50%, 01/01/2034	20	22		6.00%, 11/01/2036	48	54
5.50%, 02/01/2034	253	281		6.00%, 12/01/2036	240	273
5.50%, 03/01/2034	41	46		6.00%, 02/01/2037	4	5
5.50%, 10/01/2034	15	17		6.00%, 03/01/2037	2	3
5.50%, 10/01/2034	3	3		6.00%, 05/01/2037	3	3
5.50%, 02/01/2035	35	39		6.00%, 10/01/2037	22	25
5.50%, 03/01/2035	25	28		6.00%, 11/01/2037	28	31
5.50%, 05/01/2035	31	34		6.00%, 12/01/2037	118	133
5.50%, 11/01/2035	39	44		6.00%, 12/01/2037	5	6
5.50%, 04/01/2036	540	598		6.00%, 01/01/2038(a)	7	8
5.50%, 05/01/2036	42	47		6.00%, 01/01/2038	7	8
5.50%, 05/01/2036	11	12		6.00%, 01/01/2038	27	30
5.50%, 07/01/2036	161	178		6.00%, 01/01/2038	88	100
5.50%, 07/01/2036	38	43		6.00%, 01/01/2038	21	24
5.50%, 11/01/2036	18	20		6.00%, 01/01/2038	25	28
5.50%, 12/01/2036	1	1		6.00%, 04/01/2038	168	190
5.50%, 12/01/2036	261	289		6.00%, 05/01/2038	34	39
5.50%, 12/01/2036	314	348		6.00%, 07/01/2038	10	11
5.50%, 12/01/2036	7	7		6.00%, 07/01/2038	21	24
5.50%, 01/01/2037	273	304		6.00%, 08/01/2038	9	10
5.50%, 02/01/2037	1	1		6.00%, 09/01/2038	17	19
5.50%, 02/01/2037	155	172		6.00%, 09/01/2038	10	12
5.50%, 07/01/2037	19	21		6.00%, 12/01/2039	5	6
5.50%, 07/01/2037	3	3		6.50%, 06/01/2017	3	3
5.50%, 09/01/2037	11	12		6.50%, 04/01/2028	1	1
5.50%, 11/01/2037	14	15		6.50%, 03/01/2029	1	2
5.50%, 01/01/2038	63	70		6.50%, 05/01/2031	4	5
5.50%, 01/01/2038	11	12		6.50%, 06/01/2031	1	1
5.50%, 04/01/2038	3	3		6.50%, 10/01/2031	1	1
5.50%, 04/01/2038	45	49		6.50%, 05/01/2032	1	1
5.50%, 04/01/2038	6	7		6.50%, 04/01/2035	2	2
5.50%, 05/01/2038	12	14		6.50%, 03/01/2036	4	5
5.50%, 05/01/2038	7	7		6.50%, 09/01/2036	12	15
5.50%, 06/01/2038	149	165		6.50%, 10/01/2037	27	32
5.50%, 06/01/2038	2	3		6.50%, 11/01/2037	16	18
5.50%, 06/01/2038	13	14		6.50%, 12/01/2037	2	2
5.50%, 07/01/2038	4	5		6.50%, 02/01/2038	4	4
5.50%, 07/01/2038	31	35		6.50%, 09/01/2038	15	17
5.50%, 07/01/2038	7	7		6.50%, 10/01/2038	6	7

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2015 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC)			Federal National Mortgage Association (FNMA) (continued)
(continued)			3.00%, 04/01/2027	$ 128 $	133
6.50%, 01/01/2039	$7	$8	3.00%, 04/01/2027	139	145
6.50%, 09/01/2039	24	28
7.00%, 10/01/2029	1	1	3.00%, 07/01/2027	381	398
			3.00%, 08/01/2027	413	432
7.00%, 09/01/2031	6	7	3.00%, 10/01/2027	356	373
7.00%, 09/01/2038	6	7
7.50%, 07/01/2029	23	29	3.00%, 10/01/2028	654	683
			3.00%, 11/01/2028	436	454
7.50%, 10/01/2030	2	2	3.00%, 12/01/2028	69	72
		$144,228	3.00%, 12/01/2028	50	52
Federal National Mortgage Association (FNMA) - 12.85%			3.00%, 02/01/2029	352	368
2.00%, 08/01/2028	217	218	3.00%, 03/01/2029	282	295
2.00%, 09/01/2028	320	322	3.00%, 03/01/2029	607	633
2.00%, 11/01/2028	63	63	3.00%, 04/01/2029	84	87
2.00%, 01/01/2029	23	23	3.00%, 04/01/2029	422	440
2.00%, 05/01/2029	858	862	3.00%, 05/01/2029	165	172
2.00%, 05/01/2030	591	589	3.00%, 05/01/2029	93	97
2.17%, 05/01/2043(a)	398	407	3.00%, 05/01/2029	285	297
2.47%, 06/01/2040(a)	22	23	3.00%, 06/01/2029	190	198
2.50%, 12/01/2027	21	22	3.00%, 07/01/2029	208	217
2.50%, 01/01/2028	344	354	3.00%, 08/01/2029	452	472
2.50%, 02/01/2028	84	87	3.00%, 08/01/2029	393	410
2.50%, 06/01/2028	21	22	3.00%, 08/01/2029	380	397
2.50%, 06/01/2028	541	556	3.00%, 08/01/2029	39	41
2.50%, 07/01/2028	399	410	3.00%, 10/01/2029	242	252
2.50%, 08/01/2028	398	410	3.00%, 10/01/2029	435	454
2.50%, 08/01/2028	23	23	3.00%, 10/01/2029	262	273
2.50%, 08/01/2028	379	390	3.00%, 11/01/2029	162	169
2.50%, 08/01/2028	177	181	3.00%, 01/01/2030	1,099	1,145
2.50%, 09/01/2028	164	169	3.00%, 01/01/2030	1,200	1,251
2.50%, 09/01/2028	457	470	3.00%, 08/01/2032	545	565
2.50%, 10/01/2028	495	509	3.00%, 10/01/2032	582	604
2.50%, 05/01/2029	89	91	3.00%, 08/01/2033	1,331	1,383
2.50%, 06/01/2029	811	830	3.00%, 12/01/2033	596	618
2.50%, 07/01/2029	411	420	3.00%, 10/01/2034	172	178
2.50%, 07/01/2029	302	308	3.00%, 11/01/2034	178	184
2.50%, 07/01/2029	515	525	3.00%, 02/01/2035	473	488
2.50%, 09/01/2029	85	87	3.00%, 04/01/2035	195	201
2.50%, 09/01/2029	534	546	3.00%, 06/01/2035	393	405
2.50%, 12/01/2029	484	494	3.00%, 04/01/2042	353	359
2.50%, 12/01/2029	140	143	3.00%, 09/01/2042	179	183
2.50%, 12/01/2029	94	96	3.00%, 12/01/2042	182	185
2.50%, 01/01/2030	406	414	3.00%, 02/01/2043	763	776
2.50%, 02/01/2030	192	196	3.00%, 02/01/2043	781	794
2.50%, 04/01/2030	25	26	3.00%, 04/01/2043	601	611
2.50%, 05/01/2030	1,282	1,308	3.00%, 04/01/2043	486	494
2.50%, 06/01/2030	695	709	3.00%, 04/01/2043	594	604
2.50%, 06/01/2030	125	128	3.00%, 04/01/2043	436	443
2.50%, 06/01/2030	175	179	3.00%, 04/01/2043	769	782
2.50%, 08/01/2030	1,184	1,209	3.00%, 04/01/2043	662	673
2.50%, 08/01/2030	299	305	3.00%, 04/01/2043	1,711	1,739
2.50%, 10/01/2030(e)	2,400	2,447	3.00%, 04/01/2043	771	784
2.50%, 11/01/2030(e)	500	509	3.00%, 05/01/2043	492	500
2.50%, 11/01/2032	83	83	3.00%, 05/01/2043	96	97
2.50%, 07/01/2033	168	169	3.00%, 05/01/2043	588	598
2.50%, 01/01/2043	798	783	3.00%, 05/01/2043	873	888
2.50%, 07/01/2043	295	289	3.00%, 06/01/2043	806	820
2.50%, 08/01/2043	192	189	3.00%, 06/01/2043	30	31
2.51%, 07/01/2041	48	51	3.00%, 06/01/2043	601	611
2.58%, 02/01/2042(a)	92	97	3.00%, 06/01/2043	791	804
2.67%, 12/01/2043(a)	106	111	3.00%, 06/01/2043	40	40
2.71%, 11/01/2043(a)	270	279	3.00%, 07/01/2043	265	269
2.83%, 01/01/2042(a)	94	99	3.00%, 07/01/2043	410	417
2.89%, 02/01/2042(a)	57	60	3.00%, 07/01/2043	52	53
2.94%, 05/01/2042(a)	392	408	3.00%, 07/01/2043	639	650
3.00%, 09/01/2026	94	99	3.00%, 07/01/2043	444	451
3.00%, 10/01/2026(e)	1,675	1,744	3.00%, 07/01/2043	248	252
3.00%, 11/01/2026	329	344	3.00%, 08/01/2043	410	416
3.00%, 11/01/2026(e)	1,000	1,040	3.00%, 08/01/2043	915	930
3.00%, 11/01/2026	115	121	3.00%, 08/01/2043	387	393
3.00%, 01/01/2027	85	89	3.00%, 08/01/2043	706	717
3.00%, 02/01/2027	75	79	3.00%, 08/01/2043	178	181

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2015 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
3.00%, 08/01/2043	$107	$ 109		3.50%, 05/01/2041(a)	$33	$34
3.00%, 08/01/2043	276	280		3.50%, 10/01/2041	270	282
3.00%, 08/01/2043	1,327	1,348		3.50%, 11/01/2041(e)	2,075	2,161
3.00%, 09/01/2043	1,090	1,108		3.50%, 12/01/2041	845	884
3.00%, 09/01/2043	32	32		3.50%, 12/01/2041	801	837
3.00%, 09/01/2043	467	475		3.50%, 12/01/2041	275	288
3.00%, 09/01/2043	22	23		3.50%, 01/01/2042	151	158
3.00%, 09/01/2043	22	22		3.50%, 01/01/2042	289	302
3.00%, 10/01/2043	250	253		3.50%, 01/01/2042	149	155
3.00%, 11/01/2043	165	168		3.50%, 02/01/2042	35	36
3.00%, 11/01/2043	173	176		3.50%, 02/01/2042	65	68
3.00%, 11/01/2043	269	273		3.50%, 03/01/2042	88	92
3.00%, 01/01/2044	187	190		3.50%, 03/01/2042	332	347
3.00%, 01/01/2045	1,232	1,249		3.50%, 03/01/2042	190	198
3.00%, 05/01/2045	1,279	1,297		3.50%, 03/01/2042	70	74
3.00%, 10/01/2045(e)	11,325	11,477		3.50%, 03/01/2042	162	170
3.00%, 11/01/2045(e)	875	885		3.50%, 03/01/2042	583	610
3.03%, 12/01/2041(a)	51	54		3.50%, 04/01/2042	152	159
3.16%, 12/01/2040(a)	32	34		3.50%, 04/01/2042	121	126
3.50%, 08/01/2025	30	31		3.50%, 04/01/2042	127	133
3.50%, 10/01/2025	23	25		3.50%, 04/01/2042	150	157
3.50%, 11/01/2025	28	30		3.50%, 05/01/2042	191	199
3.50%, 12/01/2025	31	32		3.50%, 07/01/2042	365	381
3.50%, 12/01/2025	51	54		3.50%, 07/01/2042	202	211
3.50%, 12/01/2025	159	168		3.50%, 08/01/2042	257	268
3.50%, 01/01/2026	764	807		3.50%, 09/01/2042	201	210
3.50%, 01/01/2026	37	39		3.50%, 09/01/2042	98	102
3.50%, 01/01/2026	97	103		3.50%, 10/01/2042	730	764
3.50%, 02/01/2026	248	263		3.50%, 10/01/2042	26	27
3.50%, 03/01/2026	10	11		3.50%, 04/01/2043	332	347
3.50%, 03/01/2026	727	770		3.50%, 04/01/2043	175	183
3.50%, 05/01/2026	15	16		3.50%, 05/01/2043	1,062	1,111
3.50%, 06/01/2026	77	81		3.50%, 05/01/2043	459	480
3.50%, 07/01/2026	11	12		3.50%, 05/01/2043	868	912
3.50%, 08/01/2026	10	10		3.50%, 06/01/2043	894	939
3.50%, 08/01/2026	115	121		3.50%, 06/01/2043	517	540
3.50%, 09/01/2026	482	510		3.50%, 07/01/2043	495	520
3.50%, 10/01/2026	39	41		3.50%, 08/01/2043	262	274
3.50%, 12/01/2026	544	576		3.50%, 09/01/2043	338	353
3.50%, 12/01/2026	144	153		3.50%, 09/01/2043	910	951
3.50%, 01/01/2027	90	96		3.50%, 12/01/2043	271	283
3.50%, 01/01/2027	159	168		3.50%, 01/01/2044	85	89
3.50%, 02/01/2027	345	365		3.50%, 02/01/2044	444	464
3.50%, 11/01/2028	505	534		3.50%, 02/01/2044	809	846
3.50%, 12/01/2028	274	290		3.50%, 04/01/2044	83	87
3.50%, 12/01/2028	24	26		3.50%, 10/01/2044	36	37
3.50%, 01/01/2029	294	311		3.50%, 10/01/2044	443	462
3.50%, 03/01/2029	463	489		3.50%, 10/01/2044	282	295
3.50%, 03/01/2029	28	29		3.50%, 10/01/2044	1,258	1,313
3.50%, 04/01/2030	212	224		3.50%, 11/01/2044	1,258	1,314
3.50%, 01/01/2031	18	19		3.50%, 12/01/2044	1,104	1,152
3.50%, 04/01/2031	36	38		3.50%, 12/01/2044	1,115	1,164
3.50%, 04/01/2032	150	158		3.50%, 04/01/2045	1,281	1,338
3.50%, 05/01/2032	325	344		3.50%, 08/01/2045	1,291	1,348
3.50%, 06/01/2032	533	564		3.50%, 10/01/2045(e)	24,175	25,218
3.50%, 07/01/2032	207	219		3.51%, 02/01/2041(a)	37	38
3.50%, 09/01/2032	325	344		3.56%, 01/01/2040(a)	36	38
3.50%, 09/01/2033	154	162		3.56%, 08/01/2040(a)	22	23
3.50%, 10/01/2033	313	331		3.63%, 05/01/2041(a)	30	31
3.50%, 11/01/2033	316	334		4.00%, 08/01/2018	337	353
3.50%, 01/01/2034	236	249		4.00%, 09/01/2018	127	133
3.50%, 06/01/2034	441	466		4.00%, 09/01/2018	29	30
3.50%, 08/01/2034	121	128		4.00%, 09/01/2018	55	57
3.50%, 10/01/2040	16	16		4.00%, 05/01/2019	138	145
3.50%, 11/01/2040	60	63		4.00%, 07/01/2019	20	21
3.50%, 12/01/2040	66	69		4.00%, 03/01/2024	110	117
3.50%, 01/01/2041	44	46		4.00%, 05/01/2024	25	27
3.50%, 02/01/2041	26	27		4.00%, 05/01/2024	20	21
3.50%, 02/01/2041	28	30		4.00%, 06/01/2024	43	45
3.50%, 03/01/2041	101	105		4.00%, 07/01/2024	39	42
3.50%, 03/01/2041	152	159		4.00%, 09/01/2024	18	19

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2015 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
4.00%, 10/01/2024	$157	$ 166		4.00%, 02/01/2041	$125	$134
4.00%, 11/01/2024	8	9		4.00%, 03/01/2041	55	58
4.00%, 01/01/2025	29	31		4.00%, 03/01/2041	124	133
4.00%, 03/01/2025	32	34		4.00%, 03/01/2041	548	585
4.00%, 04/01/2025	11	11		4.00%, 04/01/2041	12	13
4.00%, 04/01/2025	162	172		4.00%, 09/01/2041	208	222
4.00%, 05/01/2025	6	7		4.00%, 09/01/2041	278	298
4.00%, 05/01/2025	9	10		4.00%, 09/01/2041	33	35
4.00%, 05/01/2025	29	31		4.00%, 10/01/2041	20	21
4.00%, 05/01/2025	30	32		4.00%, 10/01/2041	226	242
4.00%, 05/01/2025	32	34		4.00%, 10/01/2041(e)	24,075	25,680
4.00%, 06/01/2025	10	11		4.00%, 10/01/2041	111	119
4.00%, 06/01/2025	28	30		4.00%, 11/01/2041	123	132
4.00%, 07/01/2025	51	53		4.00%, 11/01/2041	95	101
4.00%, 08/01/2025	31	33		4.00%, 11/01/2041	176	188
4.00%, 09/01/2025	36	38		4.00%, 11/01/2041	39	41
4.00%, 11/01/2025	45	48		4.00%, 12/01/2041	117	125
4.00%, 12/01/2025	56	59		4.00%, 12/01/2041	165	176
4.00%, 01/01/2026	248	259		4.00%, 12/01/2041	315	337
4.00%, 01/01/2026	128	134		4.00%, 12/01/2041	114	122
4.00%, 01/01/2026	25	27		4.00%, 12/01/2041	109	117
4.00%, 03/01/2026	136	145		4.00%, 01/01/2042	151	162
4.00%, 03/01/2026	6	6		4.00%, 01/01/2042	120	129
4.00%, 03/01/2026	74	79		4.00%, 01/01/2042	38	41
4.00%, 05/01/2026	38	41		4.00%, 02/01/2042	84	90
4.00%, 06/01/2026	40	43		4.00%, 05/01/2042	782	837
4.00%, 07/01/2026	39	42		4.00%, 02/01/2043	293	313
4.00%, 08/01/2026	183	193		4.00%, 02/01/2043	120	128
4.00%, 09/01/2026	85	90		4.00%, 08/01/2043	237	253
4.00%, 04/01/2029	11	11		4.00%, 09/01/2043	175	187
4.00%, 10/01/2030	31	34		4.00%, 12/01/2043	351	375
4.00%, 12/01/2030	256	275		4.00%, 01/01/2044	869	932
4.00%, 02/01/2031	87	93		4.00%, 02/01/2044	82	88
4.00%, 07/01/2031	55	59		4.00%, 06/01/2044	877	941
4.00%, 10/01/2031	214	231		4.00%, 06/01/2044	644	687
4.00%, 11/01/2031	51	54		4.00%, 07/01/2044	906	968
4.00%, 12/01/2031	42	45		4.00%, 09/01/2044	452	482
4.00%, 01/01/2032	64	69		4.00%, 10/01/2044	364	389
4.00%, 09/01/2033	438	472		4.00%, 11/01/2044	192	205
4.00%, 03/01/2039	16	18		4.00%, 11/01/2044	299	319
4.00%, 08/01/2039	9	9		4.00%, 12/01/2044	818	873
4.00%, 08/01/2039	56	59		4.00%, 12/01/2044	191	204
4.00%, 10/01/2039	562	600		4.00%, 12/01/2044	951	1,015
4.00%, 10/01/2039	19	21		4.00%, 12/01/2044	178	190
4.00%, 11/01/2039	60	64		4.00%, 12/01/2044	132	141
4.00%, 12/01/2039	18	19		4.00%, 01/01/2045	70	75
4.00%, 02/01/2040	65	70		4.00%, 01/01/2045	23	24
4.00%, 05/01/2040	6	7		4.00%, 01/01/2045	471	503
4.00%, 05/01/2040	49	52		4.00%, 01/01/2045	73	78
4.00%, 08/01/2040	33	36		4.00%, 02/01/2045	430	459
4.00%, 10/01/2040	110	118		4.00%, 02/01/2045	495	529
4.00%, 10/01/2040	34	36		4.50%, 02/01/2018	19	20
4.00%, 10/01/2040	38	40		4.50%, 05/01/2018	308	319
4.00%, 10/01/2040	18	19		4.50%, 08/01/2018	216	224
4.00%, 10/01/2040	61	65		4.50%, 09/01/2018	289	299
4.00%, 10/01/2040	21	22		4.50%, 12/01/2018	206	214
4.00%, 10/01/2040	56	60		4.50%, 01/01/2019	2	2
4.00%, 11/01/2040	27	29		4.50%, 03/01/2019	95	98
4.00%, 12/01/2040	31	33		4.50%, 05/01/2019	42	43
4.00%, 12/01/2040	121	129		4.50%, 01/01/2020	259	268
4.00%, 12/01/2040	83	88		4.50%, 09/01/2020	7	7
4.00%, 12/01/2040	108	115		4.50%, 05/01/2022	21	22
4.00%, 12/01/2040	71	76		4.50%, 02/01/2024	6	6
4.00%, 01/01/2041	86	92		4.50%, 04/01/2024	2	2
4.00%, 01/01/2041	135	144		4.50%, 04/01/2024	4	4
4.00%, 01/01/2041	53	57		4.50%, 11/01/2024	16	17
4.00%, 01/01/2041	752	803		4.50%, 12/01/2024	41	44
4.00%, 02/01/2041	119	128		4.50%, 12/01/2024	22	23
4.00%, 02/01/2041	67	72		4.50%, 02/01/2025	53	57
4.00%, 02/01/2041	85	91		4.50%, 02/01/2025	34	35
4.00%, 02/01/2041	218	233		4.50%, 04/01/2025	6	7

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2015 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
4.50%, 05/01/2025	$45	$ 48		4.50%, 05/01/2041	$269	$293
4.50%, 04/01/2026	66	71		4.50%, 05/01/2041	80	87
4.50%, 07/01/2029	5	5		4.50%, 05/01/2041	139	151
4.50%, 02/01/2030	28	30		4.50%, 06/01/2041	47	51
4.50%, 04/01/2030	10	11		4.50%, 06/01/2041	176	191
4.50%, 08/01/2030	190	208		4.50%, 06/01/2041	145	157
4.50%, 09/01/2030	155	169		4.50%, 06/01/2041	76	82
4.50%, 01/01/2031	32	35		4.50%, 06/01/2041	245	266
4.50%, 04/01/2031	18	20		4.50%, 07/01/2041	62	67
4.50%, 05/01/2031	28	31		4.50%, 07/01/2041	57	62
4.50%, 07/01/2031	114	125		4.50%, 07/01/2041	92	100
4.50%, 08/01/2031	59	65		4.50%, 08/01/2041	91	99
4.50%, 08/01/2033	2	2		4.50%, 09/01/2041	92	100
4.50%, 08/01/2033	33	36		4.50%, 09/01/2041	130	141
4.50%, 11/01/2033	74	80		4.50%, 09/01/2041	431	468
4.50%, 02/01/2035	242	264		4.50%, 10/01/2041(e)	600	650
4.50%, 12/01/2035	205	223		4.50%, 10/01/2041	96	105
4.50%, 01/01/2036	3	3		4.50%, 11/01/2041(e)	450	487
4.50%, 03/01/2036	8	9		4.50%, 11/01/2041	97	105
4.50%, 04/01/2038	79	86		4.50%, 11/01/2041	90	98
4.50%, 06/01/2038	42	46		4.50%, 11/01/2041	115	125
4.50%, 01/01/2039	9	10		4.50%, 12/01/2041	118	128
4.50%, 02/01/2039	22	24		4.50%, 04/01/2042	42	46
4.50%, 04/01/2039	77	84		4.50%, 09/01/2042	192	209
4.50%, 04/01/2039	17	18		4.50%, 09/01/2043	358	389
4.50%, 04/01/2039	90	100		4.50%, 09/01/2043	459	501
4.50%, 06/01/2039	42	46		4.50%, 09/01/2043	861	934
4.50%, 06/01/2039	25	27		4.50%, 10/01/2043	1,058	1,147
4.50%, 06/01/2039	96	104		4.50%, 11/01/2043	27	29
4.50%, 06/01/2039	120	132		4.50%, 12/01/2043	37	40
4.50%, 07/01/2039	95	104		4.50%, 12/01/2043	275	298
4.50%, 07/01/2039	74	81		4.50%, 01/01/2044	1,200	1,303
4.50%, 07/01/2039	47	52		4.50%, 03/01/2044	588	637
4.50%, 08/01/2039	49	54		4.50%, 04/01/2044	204	221
4.50%, 09/01/2039	47	51		4.50%, 04/01/2044	72	78
4.50%, 10/01/2039	84	91		4.50%, 05/01/2044	343	372
4.50%, 10/01/2039	25	27		4.50%, 05/01/2044	535	581
4.50%, 10/01/2039	138	149		4.50%, 05/01/2044	1,239	1,344
4.50%, 12/01/2039	58	65		4.50%, 06/01/2044	918	998
4.50%, 12/01/2039	30	32		4.50%, 06/01/2044	930	1,008
4.50%, 12/01/2039	136	150		4.50%, 07/01/2044	450	488
4.50%, 12/01/2039	94	104		4.50%, 07/01/2044	27	30
4.50%, 12/01/2039	37	40		4.50%, 08/01/2044	281	305
4.50%, 01/01/2040	175	190		4.50%, 10/01/2044	36	39
4.50%, 01/01/2040	116	127		5.00%, 12/01/2017	3	3
4.50%, 02/01/2040	50	55		5.00%, 03/01/2018	190	197
4.50%, 02/01/2040	85	94		5.00%, 11/01/2018	3	3
4.50%, 03/01/2040	55	60		5.00%, 06/01/2019	25	26
4.50%, 04/01/2040	91	99		5.00%, 07/01/2019	113	117
4.50%, 05/01/2040	144	156		5.00%, 11/01/2020	142	152
4.50%, 05/01/2040	220	241		5.00%, 11/01/2021	10	11
4.50%, 05/01/2040	58	63		5.00%, 02/01/2023	20	20
4.50%, 05/01/2040	50	56		5.00%, 07/01/2023	2	2
4.50%, 06/01/2040	42	46		5.00%, 09/01/2023	80	84
4.50%, 07/01/2040	51	56		5.00%, 12/01/2023	13	14
4.50%, 07/01/2040	3	3		5.00%, 12/01/2023	6	7
4.50%, 08/01/2040	425	462		5.00%, 01/01/2024	37	39
4.50%, 08/01/2040	241	261		5.00%, 01/01/2024	24	25
4.50%, 08/01/2040	69	75		5.00%, 02/01/2024	162	174
4.50%, 08/01/2040	125	136		5.00%, 07/01/2024	13	14
4.50%, 09/01/2040	48	53		5.00%, 12/01/2024	78	84
4.50%, 09/01/2040	37	41		5.00%, 11/01/2025	681	750
4.50%, 09/01/2040	31	34		5.00%, 10/01/2026	293	324
4.50%, 10/01/2040	181	197		5.00%, 04/01/2029	21	23
4.50%, 12/01/2040	36	39		5.00%, 03/01/2030	39	43
4.50%, 12/01/2040	748	811		5.00%, 08/01/2030	44	49
4.50%, 03/01/2041	53	58		5.00%, 05/01/2033	23	25
4.50%, 03/01/2041	249	270		5.00%, 05/01/2033	15	17
4.50%, 03/01/2041	78	85		5.00%, 07/01/2033	111	122
4.50%, 03/01/2041	71	77		5.00%, 08/01/2033	5	6
4.50%, 04/01/2041	60	66		5.00%, 09/01/2033	49	55

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2015 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
5.00%, 09/01/2033	$150	$ 165		5.00%, 08/01/2044	$301	$331
5.00%, 11/01/2033	65	72		5.00%, 11/01/2044	715	788
5.00%, 02/01/2034	8	9		5.50%, 10/01/2016	9	9
5.00%, 03/01/2034	11	12		5.50%, 01/01/2017	12	12
5.00%, 05/01/2034	83	92		5.50%, 02/01/2018	27	28
5.00%, 02/01/2035	80	89		5.50%, 12/01/2018	23	24
5.00%, 03/01/2035	11	12		5.50%, 05/01/2019	3	3
5.00%, 04/01/2035	12	13		5.50%, 08/01/2019	31	33
5.00%, 06/01/2035	148	164		5.50%, 12/01/2019	8	9
5.00%, 07/01/2035	69	76		5.50%, 01/01/2021	4	4
5.00%, 07/01/2035	187	206		5.50%, 05/01/2021	8	8
5.00%, 07/01/2035	310	341		5.50%, 10/01/2021	5	5
5.00%, 07/01/2035	7	8		5.50%, 11/01/2022	19	20
5.00%, 07/01/2035	19	21		5.50%, 11/01/2022	10	11
5.00%, 09/01/2035	12	13		5.50%, 02/01/2023	14	15
5.00%, 10/01/2035	33	37		5.50%, 03/01/2023	17	18
5.00%, 01/01/2036	64	71		5.50%, 04/01/2023	40	43
5.00%, 03/01/2036	41	45		5.50%, 07/01/2023	13	14
5.00%, 03/01/2036	64	70		5.50%, 09/01/2023	15	16
5.00%, 04/01/2036	3	3		5.50%, 12/01/2023	7	8
5.00%, 05/01/2036	1	1		5.50%, 05/01/2025	23	25
5.00%, 06/01/2036	111	122		5.50%, 07/01/2025	408	455
5.00%, 07/01/2036	82	91		5.50%, 06/01/2028	12	14
5.00%, 04/01/2037	832	917		5.50%, 09/01/2028	3	4
5.00%, 07/01/2037	23	26		5.50%, 01/01/2029	8	9
5.00%, 02/01/2038	161	178		5.50%, 12/01/2029	35	39
5.00%, 04/01/2038	62	69		5.50%, 06/01/2033	17	20
5.00%, 05/01/2038	4	4		5.50%, 04/01/2034	58	65
5.00%, 06/01/2038	6	7		5.50%, 04/01/2034	44	49
5.00%, 12/01/2038	14	15		5.50%, 04/01/2034	83	93
5.00%, 01/01/2039	47	53		5.50%, 05/01/2034	52	59
5.00%, 01/01/2039	762	838		5.50%, 06/01/2034	3	3
5.00%, 02/01/2039	61	67		5.50%, 11/01/2034	46	51
5.00%, 03/01/2039	2	3		5.50%, 01/01/2035	47	52
5.00%, 03/01/2039	31	34		5.50%, 01/01/2035	11	12
5.00%, 04/01/2039	28	31		5.50%, 03/01/2035	19	22
5.00%, 04/01/2039	72	80		5.50%, 04/01/2035	27	31
5.00%, 04/01/2039	49	55		5.50%, 04/01/2035	1	2
5.00%, 06/01/2039	160	177		5.50%, 08/01/2035	12	14
5.00%, 07/01/2039	73	81		5.50%, 09/01/2035	3	4
5.00%, 07/01/2039	316	348		5.50%, 10/01/2035	5	6
5.00%, 10/01/2039	61	69		5.50%, 10/01/2035	6	7
5.00%, 12/01/2039	48	55		5.50%, 11/01/2035	374	424
5.00%, 12/01/2039	126	140		5.50%, 12/01/2035	17	19
5.00%, 01/01/2040	102	115		5.50%, 01/01/2036	7	8
5.00%, 02/01/2040	130	146		5.50%, 02/01/2036	55	61
5.00%, 05/01/2040	37	40		5.50%, 04/01/2036	51	58
5.00%, 05/01/2040	291	321		5.50%, 04/01/2036	3	3
5.00%, 06/01/2040	92	103		5.50%, 05/01/2036	234	263
5.00%, 06/01/2040	20	22		5.50%, 07/01/2036	28	31
5.00%, 06/01/2040	86	95		5.50%, 08/01/2036	69	78
5.00%, 08/01/2040	151	167		5.50%, 09/01/2036	77	86
5.00%, 08/01/2040	34	38		5.50%, 09/01/2036	32	36
5.00%, 08/01/2040	50	55		5.50%, 10/01/2036	66	73
5.00%, 09/01/2040	16	18		5.50%, 11/01/2036	11	13
5.00%, 11/01/2040	56	62		5.50%, 11/01/2036	27	30
5.00%, 04/01/2041	44	48		5.50%, 11/01/2036	19	21
5.00%, 05/01/2041	15	17		5.50%, 01/01/2037	27	30
5.00%, 05/01/2041	57	63		5.50%, 02/01/2037	54	61
5.00%, 05/01/2041	58	64		5.50%, 03/01/2037	166	186
5.00%, 05/01/2041	59	65		5.50%, 05/01/2037	23	26
5.00%, 07/01/2041	12	13		5.50%, 05/01/2037	245	276
5.00%, 07/01/2041	484	535		5.50%, 05/01/2037	2	2
5.00%, 10/01/2041(e)	375	413		5.50%, 05/01/2037	787	881
5.00%, 11/01/2041(e)	500	551		5.50%, 06/01/2037	62	69
5.00%, 05/01/2042	932	1,031		5.50%, 07/01/2037	5	6
5.00%, 09/01/2043	780	858		5.50%, 07/01/2037	8	9
5.00%, 12/01/2043	695	764		5.50%, 08/01/2037	271	305
5.00%, 01/01/2044	171	188		5.50%, 08/01/2037	266	300
5.00%, 03/01/2044	606	666		5.50%, 08/01/2037	359	403
5.00%, 03/01/2044	776	855		5.50%, 01/01/2038	12	13

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2015 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
5.50%, 01/01/2038	$8	$ 9		6.00%, 11/01/2037	$7	$8
5.50%, 02/01/2038	72	81		6.00%, 11/01/2037	1	1
5.50%, 02/01/2038	50	56		6.00%, 12/01/2037	15	17
5.50%, 02/01/2038	29	33		6.00%, 01/01/2038	20	23
5.50%, 03/01/2038	119	132		6.00%, 01/01/2038	259	293
5.50%, 03/01/2038	21	23		6.00%, 01/01/2038	13	14
5.50%, 03/01/2038	31	35		6.00%, 02/01/2038	8	9
5.50%, 03/01/2038	20	22		6.00%, 03/01/2038	114	128
5.50%, 05/01/2038	636	709		6.00%, 03/01/2038	18	21
5.50%, 05/01/2038	44	49		6.00%, 05/01/2038	13	14
5.50%, 05/01/2038	10	12		6.00%, 05/01/2038	7	8
5.50%, 06/01/2038	328	366		6.00%, 08/01/2038	20	23
5.50%, 06/01/2038	26	29		6.00%, 09/01/2038	71	80
5.50%, 06/01/2038	2	2		6.00%, 10/01/2038	41	46
5.50%, 06/01/2038	4	4		6.00%, 11/01/2038	106	120
5.50%, 06/01/2038	259	289		6.00%, 12/01/2038	8	10
5.50%, 07/01/2038	15	17		6.00%, 10/01/2039	23	26
5.50%, 07/01/2038	22	25		6.00%, 10/01/2039	22	25
5.50%, 08/01/2038	272	304		6.00%, 04/01/2040	50	57
5.50%, 09/01/2038	3	3		6.00%, 09/01/2040	15	17
5.50%, 11/01/2038	144	161		6.00%, 10/01/2040	56	63
5.50%, 11/01/2038	15	17		6.00%, 10/01/2040	25	28
5.50%, 11/01/2038	10	12		6.00%, 05/01/2041	523	590
5.50%, 11/01/2038	7	8		6.50%, 12/01/2016	7	7
5.50%, 11/01/2038	295	330		6.50%, 07/01/2020	2	2
5.50%, 11/01/2038	10	11		6.50%, 03/01/2026	1	1
5.50%, 12/01/2038	23	26		6.50%, 12/01/2031	2	2
5.50%, 12/01/2038	11	12		6.50%, 03/01/2032	3	3
5.50%, 12/01/2038	21	24		6.50%, 07/01/2032	9	10
5.50%, 01/01/2039	21	23		6.50%, 11/01/2033	12	15
5.50%, 04/01/2039	14	16		6.50%, 08/01/2034	29	33
5.50%, 06/01/2039	297	333		6.50%, 09/01/2034	23	27
5.50%, 07/01/2039	67	75		6.50%, 10/01/2034	7	9
5.50%, 09/01/2039	50	56		6.50%, 07/01/2037	10	12
5.50%, 10/01/2039	17	19		6.50%, 07/01/2037	13	15
5.50%, 12/01/2039	35	39		6.50%, 08/01/2037	10	11
5.50%, 12/01/2039	94	106		6.50%, 10/01/2037	82	94
5.50%, 05/01/2040	173	193		6.50%, 01/01/2038	255	295
5.50%, 06/01/2040	12	13		6.50%, 01/01/2038	19	23
5.50%, 07/01/2040	37	42		6.50%, 02/01/2038	10	13
5.50%, 07/01/2041	246	274		6.50%, 02/01/2038	13	16
5.50%, 09/01/2041	96	107		6.50%, 03/01/2038	63	77
5.50%, 09/01/2041	71	80		6.50%, 03/01/2038	5	6
5.59%, 01/01/2036(a)	7	8		6.50%, 05/01/2038	150	172
6.00%, 10/01/2016	1	1		6.50%, 05/01/2038	22	25
6.00%, 06/01/2017	2	2		6.50%, 09/01/2038	9	10
6.00%, 06/01/2017	13	13		6.50%, 10/01/2039	17	20
6.00%, 05/01/2024	2	2		7.00%, 12/01/2037	22	26
6.00%, 12/01/2032	27	31		7.00%, 12/01/2037	18	19
6.00%, 01/01/2033	5	6		7.50%, 05/01/2031	13	16
6.00%, 10/01/2033	8	10				$237,389
6.00%, 12/01/2033	19	22		Government National Mortgage Association (GNMA) -
6.00%, 10/01/2034	29	33		7.94%
6.00%, 12/01/2034	13	15		2.00%, 06/20/2043(a)	110	114
6.00%, 01/01/2035	62	70		2.50%, 09/20/2027	272	279
6.00%, 07/01/2035	123	139		2.50%, 04/20/2028	237	244
6.00%, 07/01/2035	52	59		2.50%, 07/20/2028	232	239
6.00%, 10/01/2035	48	54		2.50%, 02/20/2042(a)	91	93
6.00%, 05/01/2036	3	4		2.50%, 01/20/2043(a)	130	134
6.00%, 05/01/2036	1	1		2.50%, 03/15/2043	270	267
6.00%, 05/01/2036	7	7		2.50%, 07/20/2043	352	348
6.00%, 06/01/2036	32	36		2.50%, 11/20/2043(a)	498	513
6.00%, 02/01/2037	6	6		2.50%, 06/20/2045	200	197
6.00%, 02/01/2037	46	52		3.00%, 04/15/2027	144	151
6.00%, 03/01/2037	33	37		3.00%, 04/20/2027	248	260
6.00%, 03/01/2037	86	97		3.00%, 09/20/2027	250	262
6.00%, 06/01/2037	18	20		3.00%, 11/20/2027	129	135
6.00%, 07/01/2037	6	7		3.00%, 09/20/2028	150	157
6.00%, 09/01/2037	44	49		3.00%, 10/20/2028	226	237
6.00%, 10/01/2037	6	7		3.00%, 01/20/2029	73	76
6.00%, 11/01/2037	5	6		3.00%, 11/20/2041(a)	116	120

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2015 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Government National Mortgage Association (GNMA)				Government National Mortgage Association (GNMA)
(continued)				(continued)
3.00%, 02/20/2042(a)	$94	$ 97		3.50%, 08/15/2043	$278	$292
3.00%, 04/15/2042	31	31		3.50%, 01/20/2044	19	20
3.00%, 04/20/2042(a)	284	294		3.50%, 02/20/2044	157	165
3.00%, 07/20/2042(a)	410	426		3.50%, 04/20/2044	712	748
3.00%, 09/20/2042	373	383		3.50%, 07/20/2044	1,913	2,010
3.00%, 10/15/2042	506	518		3.50%, 08/20/2044	1,957	2,056
3.00%, 12/20/2042	746	766		3.50%, 09/20/2044	724	761
3.00%, 03/20/2043	421	431		3.50%, 10/20/2044	819	861
3.00%, 03/20/2043	1,410	1,447		3.50%, 11/20/2044	902	947
3.00%, 04/15/2043	79	81		3.50%, 12/20/2044	1,050	1,102
3.00%, 05/15/2043	31	32		3.50%, 02/20/2045	1,100	1,154
3.00%, 05/15/2043	67	69		3.50%, 05/20/2045	100	105
3.00%, 06/15/2043	687	705		3.50%, 10/01/2045	27,350	28,657
3.00%, 06/20/2043	411	421		4.00%, 07/15/2024	112	119
3.00%, 08/15/2043	615	630		4.00%, 08/15/2024	29	31
3.00%, 08/15/2043	423	434		4.00%, 12/15/2024	27	28
3.00%, 08/20/2043	187	192		4.00%, 11/15/2025	18	19
3.00%, 09/20/2043	681	699		4.00%, 05/15/2026	26	27
3.00%, 10/20/2043	338	347		4.00%, 06/15/2039	15	16
3.00%, 11/20/2043	252	259		4.00%, 07/20/2040	59	64
3.00%, 03/20/2044	540	554		4.00%, 08/15/2040	118	126
3.00%, 05/15/2044	57	58		4.00%, 08/15/2040	49	53
3.00%, 08/20/2044	2,183	2,240		4.00%, 09/15/2040	9	10
3.00%, 11/15/2044	915	938		4.00%, 09/15/2040	48	52
3.00%, 11/20/2044	875	894		4.00%, 09/15/2040	85	92
3.00%, 12/20/2044	1,115	1,139		4.00%, 10/15/2040	77	83
3.00%, 02/15/2045	399	409		4.00%, 11/15/2040	11	11
3.00%, 04/20/2045	98	100		4.00%, 11/15/2040	58	62
3.00%, 05/20/2045	888	907		4.00%, 11/20/2040	46	49
3.00%, 07/20/2045	898	918		4.00%, 12/20/2040	78	84
3.00%, 08/20/2045	723	739		4.00%, 01/15/2041	76	82
3.00%, 10/01/2045	11,175	11,404		4.00%, 01/15/2041	52	56
3.00%, 11/01/2045	1,025	1,044		4.00%, 01/15/2041	157	168
3.50%, 12/15/2025	18	19		4.00%, 01/20/2041	146	157
3.50%, 02/15/2026	66	70		4.00%, 05/15/2041	96	103
3.50%, 05/15/2026	26	28		4.00%, 05/15/2041	55	59
3.50%, 03/20/2027	63	67		4.00%, 07/20/2041	52	56
3.50%, 04/20/2027	95	100		4.00%, 07/20/2041(a)	31	32
3.50%, 09/20/2028	197	209		4.00%, 08/15/2041	193	206
3.50%, 07/20/2040	19	20		4.00%, 08/15/2041	87	92
3.50%, 01/20/2041	93	97		4.00%, 08/15/2041	38	41
3.50%, 03/20/2041(a)	322	338		4.00%, 09/15/2041	152	163
3.50%, 05/20/2041	64	66		4.00%, 09/15/2041	57	61
3.50%, 11/01/2041(e)	175	183		4.00%, 09/15/2041	134	143
3.50%, 11/15/2041	70	74		4.00%, 09/20/2041	256	275
3.50%, 11/20/2041	28	30		4.00%, 10/15/2041	58	62
3.50%, 01/15/2042	78	82		4.00%, 10/15/2041	82	88
3.50%, 01/20/2042	132	139		4.00%, 11/15/2041	272	290
3.50%, 02/15/2042	136	142		4.00%, 11/20/2041	89	96
3.50%, 02/15/2042	437	460		4.00%, 12/15/2041	90	95
3.50%, 02/20/2042	126	133		4.00%, 12/15/2041	152	163
3.50%, 03/15/2042	118	124		4.00%, 12/20/2041	87	93
3.50%, 03/15/2042	92	97		4.00%, 01/15/2042	100	106
3.50%, 03/20/2042	145	153		4.00%, 01/15/2042	29	31
3.50%, 04/15/2042	260	273		4.00%, 01/20/2042	470	504
3.50%, 04/20/2042	294	309		4.00%, 02/20/2042	380	408
3.50%, 05/15/2042	182	191		4.00%, 03/15/2042	281	299
3.50%, 05/20/2042	1,028	1,080		4.00%, 03/15/2042	164	176
3.50%, 06/20/2042	616	647		4.00%, 03/20/2042	451	484
3.50%, 08/15/2042	164	172		4.00%, 04/20/2042	398	426
3.50%, 08/20/2042	462	485		4.00%, 05/15/2042	564	602
3.50%, 01/15/2043	476	499		4.00%, 05/20/2042	38	41
3.50%, 01/15/2043	778	820		4.00%, 07/20/2042	883	946
3.50%, 01/20/2043	685	720		4.00%, 06/20/2043	112	120
3.50%, 02/20/2043	751	789		4.00%, 08/15/2043	28	29
3.50%, 03/20/2043	681	716		4.00%, 09/15/2043	315	337
3.50%, 04/15/2043	184	194		4.00%, 09/20/2043	183	195
3.50%, 04/15/2043	100	105		4.00%, 10/20/2043	275	294
3.50%, 04/20/2043	702	738		4.00%, 11/20/2043	641	685
3.50%, 06/15/2043	156	164		4.00%, 02/20/2044	624	667
3.50%, 06/15/2043	85	89		4.00%, 03/15/2044	571	609

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2015 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Government National Mortgage Association (GNMA)				Government National Mortgage Association (GNMA)
(continued)				(continued)
4.00%, 04/20/2044	$717	$ 766		4.50%, 05/15/2041	$66	$72
4.00%, 05/20/2044	983	1,050		4.50%, 05/15/2041	51	56
4.00%, 06/20/2044	725	775		4.50%, 06/15/2041	167	181
4.00%, 07/20/2044	2,907	3,103		4.50%, 06/20/2041	281	305
4.00%, 08/20/2044	2,068	2,208		4.50%, 07/15/2041	303	329
4.00%, 09/20/2044	1,910	2,036		4.50%, 07/15/2041	107	116
4.00%, 10/20/2044	1,201	1,281		4.50%, 07/15/2041	41	44
4.00%, 11/20/2044	1,229	1,309		4.50%, 07/20/2041	22	24
4.00%, 12/20/2044	1,922	2,048		4.50%, 07/20/2041	539	586
4.00%, 01/15/2045	168	179		4.50%, 08/15/2041	174	190
4.00%, 01/20/2045	1,798	1,916		4.50%, 08/20/2041	200	217
4.00%, 05/15/2045	499	533		4.50%, 09/20/2041	49	54
4.00%, 10/01/2045	300	320		4.50%, 11/20/2041	711	775
4.00%, 11/01/2045	1,200	1,277		4.50%, 12/20/2041	49	53
4.50%, 04/20/2026	17	18		4.50%, 01/20/2042	355	386
4.50%, 11/20/2033	10	11		4.50%, 02/20/2042	181	197
4.50%, 02/15/2039	327	355		4.50%, 03/20/2042	46	50
4.50%, 03/15/2039	46	51		4.50%, 04/20/2042	87	95
4.50%, 03/15/2039	125	136		4.50%, 05/20/2042	102	111
4.50%, 03/15/2039	64	70		4.50%, 05/20/2043	464	505
4.50%, 03/15/2039	33	36		4.50%, 06/20/2043	385	419
4.50%, 03/20/2039	72	77		4.50%, 08/20/2043	75	81
4.50%, 04/15/2039	52	56		4.50%, 10/20/2043	438	471
4.50%, 04/15/2039	148	161		4.50%, 11/20/2043	1,322	1,423
4.50%, 04/15/2039	100	109		4.50%, 03/20/2044	1,743	1,877
4.50%, 05/15/2039	201	218		4.50%, 04/20/2044	77	83
4.50%, 05/15/2039	20	21		4.50%, 05/20/2044	1,305	1,404
4.50%, 05/15/2039	96	106		4.50%, 07/20/2044	687	740
4.50%, 05/15/2039	349	379		4.50%, 09/20/2044	46	50
4.50%, 05/15/2039	23	25		4.50%, 10/20/2044	108	116
4.50%, 06/15/2039	142	156		4.50%, 11/20/2044	224	241
4.50%, 07/15/2039	32	35		4.50%, 12/20/2044	352	379
4.50%, 08/15/2039	138	151		4.50%, 04/20/2045	539	580
4.50%, 09/15/2039	3	3		5.00%, 08/15/2033	76	84
4.50%, 11/15/2039	30	32		5.00%, 02/15/2034	88	98
4.50%, 11/15/2039	376	415		5.00%, 07/15/2035	226	253
4.50%, 12/15/2039	105	116		5.00%, 08/15/2035	55	61
4.50%, 01/15/2040	123	136		5.00%, 04/20/2037	7	8
4.50%, 02/15/2040	18	20		5.00%, 04/20/2038	477	518
4.50%, 02/15/2040	20	22		5.00%, 05/15/2038	106	117
4.50%, 02/15/2040	27	29		5.00%, 06/20/2038	49	53
4.50%, 02/15/2040	35	38		5.00%, 08/15/2038	219	243
4.50%, 02/15/2040	55	60		5.00%, 10/15/2038	29	32
4.50%, 02/15/2040	38	41		5.00%, 01/15/2039	241	265
4.50%, 03/15/2040	25	27		5.00%, 01/15/2039	244	271
4.50%, 04/15/2040	985	1,070		5.00%, 02/15/2039	180	200
4.50%, 05/15/2040	44	48		5.00%, 02/15/2039	155	172
4.50%, 06/15/2040	49	53		5.00%, 04/15/2039	237	260
4.50%, 06/15/2040	37	40		5.00%, 05/15/2039	17	19
4.50%, 07/15/2040	49	53		5.00%, 06/15/2039	66	74
4.50%, 07/15/2040	669	728		5.00%, 06/15/2039	48	54
4.50%, 07/15/2040	37	41		5.00%, 06/20/2039	62	69
4.50%, 08/15/2040	73	80		5.00%, 07/15/2039	59	66
4.50%, 08/15/2040	55	60		5.00%, 07/15/2039	47	53
4.50%, 08/15/2040	54	60		5.00%, 07/15/2039	41	46
4.50%, 08/15/2040	75	82		5.00%, 07/15/2039	74	83
4.50%, 09/15/2040	77	83		5.00%, 08/15/2039	49	54
4.50%, 09/15/2040	64	70		5.00%, 09/15/2039	53	60
4.50%, 10/15/2040	76	84		5.00%, 09/15/2039	20	22
4.50%, 12/15/2040	38	41		5.00%, 09/15/2039	46	51
4.50%, 01/20/2041	86	95		5.00%, 09/15/2039	42	46
4.50%, 01/20/2041	71	78		5.00%, 09/15/2039	55	61
4.50%, 02/20/2041	84	92		5.00%, 11/15/2039	66	74
4.50%, 02/20/2041	83	90		5.00%, 12/15/2039	92	101
4.50%, 03/15/2041	32	34		5.00%, 02/15/2040	59	66
4.50%, 03/15/2041	178	193		5.00%, 02/15/2040	71	80
4.50%, 03/20/2041	75	82		5.00%, 02/15/2040	70	79
4.50%, 03/20/2041	45	49		5.00%, 04/15/2040	46	51
4.50%, 04/15/2041	36	39		5.00%, 05/15/2040	27	29
4.50%, 04/15/2041	82	89		5.00%, 05/15/2040	58	65
4.50%, 04/20/2041	88	96		5.00%, 05/20/2040	17	19

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2015 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Government National Mortgage Association (GNMA)				Government National Mortgage Association (GNMA)
(continued)				(continued)
5.00%, 06/15/2040	$80	$ 89		5.50%, 06/20/2043	$228	$255
5.00%, 06/15/2040	110	121		5.50%, 09/20/2043	313	350
5.00%, 06/15/2040	7	8		6.00%, 07/15/2032	1	1
5.00%, 06/15/2040	46	51		6.00%, 12/15/2032	2	2
5.00%, 06/20/2040	77	86		6.00%, 10/15/2034	31	36
5.00%, 07/15/2040	36	40		6.00%, 04/15/2035	24	28
5.00%, 07/20/2040	79	88		6.00%, 04/15/2036	19	21
5.00%, 01/20/2041	42	46		6.00%, 06/15/2036	32	36
5.00%, 02/20/2041	97	108		6.00%, 04/15/2037	52	60
5.00%, 04/15/2041	381	424		6.00%, 05/15/2037	51	58
5.00%, 05/20/2041	87	97		6.00%, 10/20/2037	76	86
5.00%, 06/20/2041	23	25		6.00%, 11/20/2037	28	32
5.00%, 07/20/2041	35	39		6.00%, 01/15/2038	23	26
5.00%, 08/20/2041	243	270		6.00%, 08/15/2038	18	21
5.00%, 10/20/2041	30	33		6.00%, 01/15/2039	163	184
5.00%, 11/20/2041	80	89		6.00%, 09/15/2039	100	113
5.00%, 12/20/2041	63	70		6.00%, 09/15/2039	63	72
5.00%, 02/20/2042	326	358		6.00%, 11/15/2039	130	147
5.00%, 03/20/2042	64	71		6.00%, 01/20/2042	76	86
5.00%, 04/20/2042	754	843		6.50%, 10/20/2028	1	1
5.00%, 12/20/2042	604	674		6.50%, 05/20/2029	1	1
5.00%, 01/20/2043	115	128		6.50%, 02/20/2032	1	1
5.00%, 05/20/2043	142	156		6.50%, 05/20/2032	7	8
5.00%, 07/20/2043	359	399		6.50%, 05/15/2037	71	83
5.00%, 11/20/2043	432	473		6.50%, 08/20/2038	23	27
5.00%, 01/20/2044	280	305		6.50%, 09/15/2038	20	23
5.00%, 02/20/2044	396	431		7.00%, 03/15/2029	3	3
5.00%, 03/20/2044	284	314		7.00%, 07/15/2031	2	2
5.00%, 05/20/2044	129	141				$146,723
5.00%, 07/20/2044	272	296
5.00%, 08/20/2044	125	136		U.S. Treasury - 35.89%
5.50%, 01/15/2024	11	12		0.50%, 11/30/2016	2,695	2,697
5.50%, 11/15/2033	33	37		0.50%, 01/31/2017	2,532	2,533
5.50%, 03/15/2034	12	14		0.50%, 02/28/2017	2,100	2,100
5.50%, 04/15/2034	15	17		0.50%, 03/31/2017	2,620	2,620
5.50%, 07/15/2034	10	12		0.50%, 04/30/2017	1,890	1,889
5.50%, 11/15/2034	51	59		0.50%, 07/31/2017	2,500	2,495
5.50%, 02/15/2035	26	30		0.63%, 10/15/2016	510	511
5.50%, 03/15/2036	16	18		0.63%, 11/15/2016	5,225	5,237
5.50%, 04/15/2036	22	25		0.63%, 12/15/2016	5,305	5,316
5.50%, 12/15/2036	17	19		0.63%, 12/31/2016	2,650	2,655
5.50%, 04/15/2037	47	53		0.63%, 02/15/2017	1,750	1,753
5.50%, 05/15/2038	21	23		0.63%, 05/31/2017	4,840	4,844
5.50%, 06/15/2038	29	33		0.63%, 06/30/2017	2,745	2,747
5.50%, 08/15/2038	196	220		0.63%, 07/31/2017	2,700	2,701
5.50%, 08/15/2038	145	163		0.63%, 08/31/2017	3,315	3,315
5.50%, 09/15/2038	66	74		0.63%, 09/30/2017	2,495	2,494
5.50%, 10/20/2038	61	68		0.63%, 11/30/2017	4,141	4,133
5.50%, 11/15/2038	22	24		0.63%, 04/30/2018	2,930	2,915
5.50%, 12/20/2038	24	27		0.75%, 01/15/2017	2,265	2,274
5.50%, 01/15/2039	42	47		0.75%, 03/15/2017	2,500	2,509
5.50%, 01/15/2039	49	55		0.75%, 06/30/2017	4,011	4,022
5.50%, 01/15/2039	6	6		0.75%, 10/31/2017	2,632	2,636
5.50%, 01/15/2039	23	26		0.75%, 12/31/2017	1,419	1,420
5.50%, 02/15/2039	16	18		0.75%, 02/28/2018	6,110	6,106
5.50%, 02/20/2039	129	144		0.75%, 03/31/2018	2,645	2,641
5.50%, 05/15/2039	6	7		0.75%, 04/15/2018	2,455	2,451
5.50%, 12/15/2039	33	37		0.88%, 11/30/2016	4,667	4,691
5.50%, 01/15/2040	271	304		0.88%, 12/31/2016	3,755	3,774
5.50%, 03/15/2040	123	138		0.88%, 01/31/2017	2,450	2,463
5.50%, 04/15/2040	254	285		0.88%, 02/28/2017	4,110	4,131
5.50%, 06/20/2040	130	145		0.88%, 04/15/2017	3,780	3,799
5.50%, 07/20/2040	38	43		0.88%, 04/30/2017	3,209	3,225
5.50%, 11/15/2040	34	39		0.88%, 05/15/2017	2,682	2,696
5.50%, 12/20/2040	30	33		0.88%, 06/15/2017	1,978	1,988
5.50%, 01/20/2041	475	537		0.88%, 07/15/2017	2,450	2,461
5.50%, 04/20/2041	84	94		0.88%, 08/15/2017	2,530	2,542
5.50%, 10/20/2041	71	80		0.88%, 10/15/2017	2,005	2,013
5.50%, 11/20/2041	82	93		0.88%, 11/15/2017	2,505	2,514
5.50%, 10/20/2042	224	252		0.88%, 01/15/2018	3,795	3,805
5.50%, 11/20/2042	207	234		0.88%, 01/31/2018	300	301

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2015 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

U.S. Treasury (continued)				U.S. Treasury (continued)
0.88%, 07/15/2018	$2,500	$ 2,500		1.88%, 05/31/2022	$3,020	$3,048
0.88%, 07/31/2019	4,000	3,956		1.88%, 08/31/2022	2,870	2,894
1.00%, 03/31/2017	3,545	3,571		2.00%, 07/31/2020	3,064	3,154
1.00%, 09/15/2017	3,855	3,882		2.00%, 11/30/2020	1,500	1,541
1.00%, 12/15/2017	2,455	2,470		2.00%, 02/28/2021	1,655	1,697
1.00%, 02/15/2018	5,000	5,027		2.00%, 05/31/2021	1,865	1,910
1.00%, 03/15/2018	2,420	2,433		2.00%, 08/31/2021	2,855	2,918
1.00%, 05/15/2018	2,500	2,510		2.00%, 10/31/2021	3,100	3,164
1.00%, 05/31/2018	3,250	3,262		2.00%, 11/15/2021	6,390	6,521
1.00%, 08/15/2018	2,375	2,381		2.00%, 02/15/2022	8,335	8,502
1.00%, 09/15/2018	2,425	2,431		2.00%, 07/31/2022	3,025	3,077
1.00%, 06/30/2019	1,800	1,791		2.00%, 02/15/2023	5,007	5,073
1.00%, 08/31/2019	1,680	1,668		2.00%, 02/15/2025	7,005	6,978
1.00%, 09/30/2019	1,390	1,379		2.00%, 08/15/2025	5,300	5,272
1.00%, 11/30/2019	3,500	3,465		2.13%, 08/31/2020	1,500	1,552
1.13%, 06/15/2018	2,535	2,552		2.13%, 01/31/2021	3,265	3,369
1.13%, 05/31/2019	4,870	4,871		2.13%, 06/30/2021	3,000	3,091
1.13%, 12/31/2019	2,190	2,177		2.13%, 08/15/2021	3,350	3,448
1.13%, 03/31/2020	3,130	3,105		2.13%, 09/30/2021	2,305	2,372
1.13%, 04/30/2020	2,492	2,470		2.13%, 12/31/2021	3,435	3,527
1.25%, 11/30/2018	4,425	4,460		2.13%, 06/30/2022	3,060	3,140
1.25%, 01/31/2019	945	951		2.13%, 05/15/2025	6,345	6,383
1.25%, 10/31/2019	730	731		2.25%, 11/30/2017	1,529	1,580
1.25%, 01/31/2020	3,408	3,404		2.25%, 03/31/2021	1,310	1,360
1.25%, 02/29/2020	1,296	1,293		2.25%, 04/30/2021	1,135	1,178
1.38%, 06/30/2018	1,683	1,706		2.25%, 07/31/2021	4,420	4,584
1.38%, 07/31/2018	2,390	2,422		2.25%, 11/15/2024	4,140	4,217
1.38%, 09/30/2018	5,430	5,500		2.38%, 07/31/2017	4,040	4,170
1.38%, 11/30/2018	1,700	1,721		2.38%, 05/31/2018	1,838	1,912
1.38%, 12/31/2018	2,000	2,023		2.38%, 06/30/2018	3,188	3,317
1.38%, 02/28/2019	37	37		2.38%, 12/31/2020	1,689	1,766
1.38%, 01/31/2020	2,040	2,048		2.38%, 08/15/2024	6,465	6,659
1.38%, 02/29/2020	3,130	3,144		2.50%, 06/30/2017	3,129	3,232
1.38%, 03/31/2020	3,365	3,375		2.50%, 08/15/2023	2,682	2,803
1.38%, 04/30/2020	2,870	2,878		2.50%, 05/15/2024	6,070	6,323
1.38%, 05/31/2020	2,300	2,304		2.50%, 02/15/2045	5,315	4,893
1.38%, 08/31/2020	2,515	2,518		2.63%, 01/31/2018	1,266	1,320
1.38%, 09/30/2020	4,200	4,199		2.63%, 04/30/2018	500	523
1.50%, 08/31/2018	3,990	4,058		2.63%, 08/15/2020	5,600	5,926
1.50%, 12/31/2018	2,569	2,609		2.63%, 11/15/2020	4,812	5,089
1.50%, 01/31/2019	3,205	3,253		2.75%, 11/30/2016	4,806	4,934
1.50%, 02/28/2019	2,400	2,435		2.75%, 05/31/2017	992	1,028
1.50%, 03/31/2019	730	740		2.75%, 12/31/2017	1,625	1,698
1.50%, 05/31/2019	2,955	2,995		2.75%, 02/28/2018	1,673	1,751
1.50%, 10/31/2019	4,888	4,942		2.75%, 02/15/2019	3,003	3,171
1.50%, 11/30/2019	2,420	2,446		2.75%, 11/15/2023	3,306	3,520
1.50%, 05/31/2020	2,730	2,754		2.75%, 02/15/2024	4,166	4,428
1.50%, 01/31/2022	4,789	4,735		2.75%, 08/15/2042	2,111	2,058
1.63%, 03/31/2019	5,000	5,092		2.75%, 11/15/2042	3,730	3,631
1.63%, 04/30/2019	5,120	5,213		2.88%, 03/31/2018	3,692	3,881
1.63%, 06/30/2019	5,000	5,088		2.88%, 05/15/2043	5,153	5,136
1.63%, 07/31/2019	3,675	3,738		2.88%, 08/15/2045	3,185	3,183
1.63%, 08/31/2019	5,130	5,218		3.00%, 02/28/2017	2,604	2,696
1.63%, 12/31/2019	3,105	3,152		3.00%, 05/15/2042	587	602
1.63%, 06/30/2020	4,400	4,455		3.00%, 11/15/2044	3,345	3,416
1.63%, 07/31/2020	5,990	6,063		3.00%, 05/15/2045	3,800	3,889
1.63%, 08/15/2022	2,030	2,013		3.13%, 10/31/2016	2,674	2,752
1.75%, 10/31/2018	1,320	1,352		3.13%, 01/31/2017	1,648	1,705
1.75%, 09/30/2019	2,745	2,803		3.13%, 04/30/2017	1,908	1,986
1.75%, 10/31/2020	1,500	1,523		3.13%, 05/15/2019	2,656	2,844
1.75%, 02/28/2022	2,190	2,197		3.13%, 05/15/2021	2,420	2,624
1.75%, 03/31/2022	2,925	2,932		3.13%, 11/15/2041	2,077	2,190
1.75%, 04/30/2022	2,965	2,971		3.13%, 02/15/2042	2,318	2,440
1.75%, 05/15/2022	2,700	2,704		3.13%, 02/15/2043	2,730	2,859
1.75%, 09/30/2022	2,950	2,949		3.13%, 08/15/2044	4,400	4,605
1.75%, 05/15/2023	5,047	5,004		3.25%, 12/31/2016	2,004	2,073
1.88%, 08/31/2017	2,704	2,767		3.25%, 03/31/2017	2,936	3,056
1.88%, 09/30/2017	345	353		3.38%, 11/15/2019	3,640	3,954
1.88%, 10/31/2017	2,984	3,057		3.38%, 05/15/2044	4,040	4,434
1.88%, 06/30/2020	2,740	2,805		3.50%, 02/15/2018	3,247	3,455
1.88%, 11/30/2021	3,522	3,568		3.50%, 05/15/2020	3,477	3,811

See accompanying notes.

     Schedule of Investments Bond Market Index Account September 30, 2015 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

U.S. Treasury (continued)
3.50%, 02/15/2039	$1,000	$1,128
3.63%, 08/15/2019	578	631
3.63%, 02/15/2020	5,986	6,576
3.63%, 02/15/2021	5,000	5,548
3.63%, 08/15/2043	3,100	3,568
3.63%, 02/15/2044	4,550	5,232
3.75%, 11/15/2018	2,385	2,589
3.75%, 08/15/2041	3,000	3,521
3.75%, 11/15/2043	4,510	5,310
3.88%, 05/15/2018	806	870
3.88%, 08/15/2040	714	851
4.00%, 08/15/2018	925	1,007
4.25%, 11/15/2017	1,733	1,862
4.25%, 05/15/2039	2,549	3,212
4.25%, 11/15/2040	1,096	1,382
4.38%, 11/15/2039	1,150	1,476
4.38%, 05/15/2040	1,134	1,455
4.38%, 05/15/2041	1,870	2,411
4.50%, 05/15/2017	1,250	1,330
4.50%, 02/15/2036	1,794	2,352
4.50%, 08/15/2039	626	817
4.63%, 11/15/2016	6,073	6,359
4.63%, 02/15/2017	3,400	3,592
4.63%, 02/15/2040	1,930	2,565
4.75%, 08/15/2017	2,704	2,911
4.75%, 02/15/2037	1,695	2,298
4.75%, 02/15/2041	1,338	1,814
5.00%, 05/15/2037	580	813
5.25%, 11/15/2028	1,140	1,526
5.25%, 02/15/2029	3,440	4,618
5.38%, 02/15/2031	690	958
5.50%, 08/15/2028	750	1,022
6.00%, 02/15/2026	1,280	1,750
6.13%, 11/15/2027	2,100	2,980
6.50%, 11/15/2026	1,398	2,005
6.63%, 02/15/2027	180	262
6.88%, 08/15/2025	880	1,264
7.50%, 11/15/2016	810	874
7.50%, 11/15/2024	580	848
7.63%, 02/15/2025	1,789	2,653
8.00%, 11/15/2021	1,094	1,502
8.75%, 05/15/2017	213	241
8.88%, 08/15/2017	1,600	1,846
		$663,138
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$1,191,478
Total Investments		$1,993,774
Liabilities in Excess of Other Assets, Net - (7.90)%		$(145,984)
TOTAL NET ASSETS - 100.00%		$1,847,790

Portfolio Summary (unaudited)

Sector	Percent
Government	42.39%
Mortgage Securities	30.67%
Financial	8.29%
Exchange Traded Funds	8.13%
Consumer, Non-cyclical	3.86%
Energy	2.87%
Communications	2.60%
Utilities	1.82%
Industrial	1.75%
Consumer, Cyclical	1.67%
Technology	1.23%
Basic Materials	1.07%
Asset Backed Securities	0.63%
Revenue Bonds	0.49%
General Obligation Unlimited	0.40%
Insured	0.02%
General Obligation Limited	0.01%
Investments Sold Short	(0.15)%
Liabilities in Excess of Other Assets, Net	(7.75)%
TOTAL NET ASSETS	100.00%

(a)	Variable Rate. Rate shown is in effect at September 30, 2015.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $7,285 or 0.39% of net assets.
(c)	Non-Income Producing Security
(d)	Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(e)	Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements for additional information.

See accompanying notes.

		Schedule of Investments
		Bond Market Index Account
	September 30, 2015 (unaudited)

		Short Sales Outstanding

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS - (0.15)%	Amount (000's)	Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) -
(0.07)%
3.50%, 10/01/2026(a)	$175	$185
4.50%, 10/01/2041(a)	1,050	1,136
		$1,321

Federal National Mortgage Association (FNMA) - (0.02)%
2.50%, 10/01/2045(a)	225	220
3.50%, 10/01/2025(a)	125	132
		$352
Government National Mortgage Association (GNMA) -
(0.06)%
3.00%, 10/01/2045(a)	200	204
4.00%, 10/01/2040(a)	75	80
4.50%, 10/01/2041(a)	600	650
4.50%, 10/01/2045	100	108
5.00%, 10/01/2045	100	108
		$1,150
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY $		2,823
OBLIGATIONS (proceeds $2,816)
TOTAL SHORT SALES (proceeds $2,816)		$2,823

(a) Variable Rate. Rate shown is in effect at September 30, 2015.

See accompanying notes.

Schedule of Investments
Diversified Balanced Account
September 30, 2015 (unaudited)

INVESTMENT COMPANIES - 100.03%	Shares Held	Value (000's)
Principal Funds, Inc. Institutional Class - 14.93%
International Equity Index Fund (a)	7,748,378	$70,898
MidCap S&P 400 Index Fund (a)	2,143,994	39,578
SmallCap S&P 600 Index Fund (a)	1,744,011	39,554
		$150,030

Principal Variable Contracts Funds, Inc. Class 1 - 85.10%
Bond Market Index Account (a)	49,235,911	505,653
LargeCap S&P 500 Index Account (a)	25,974,649	349,878
		$855,531
TOTAL INVESTMENT COMPANIES		$1,005,561
Total Investments		$1,005,561
Liabilities in Excess of Other Assets, Net - (0.03)%		$(256)
TOTAL NET ASSETS - 100.00%		$1,005,305

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	50.30%
Domestic Equity Funds	42.68%
International Equity Funds	7.05%
Liabilities in Excess of Other Assets, Net	(0.03)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Diversified Balanced Account
September 30, 2015 (unaudited)

	December 31,	December 31,					September 30, September 30,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales	2015	2015
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond Market Index Account	49,274,630	$495,642	5,962,741	$61,746	6,001,460	$61,970	49,235,911	$495,525
International Equity Index Fund	7,315,976	72,625	1,258,682	12,186	826,280	8,478	7,748,378	76,331
LargeCap S&P 500 Index Account	23,980,643	229,711	4,229,475	59,881	2,235,469	32,612	25,974,649	257,290
MidCap S&P 400 Index Fund	2,081,188	30,530	271,247	5,237	208,441	4,151	2,143,994	31,680
SmallCap S&P 600 Index Fund	1,691,547	29,264	269,476	6,434	217,012	5,352	1,744,011	30,401
		$857,772		$145,484		$112,563		$891,227

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond Market Index Account		$7,729			$107			$—
International Equity Index Fund		—			(2)			—
LargeCap S&P 500 Index Account		5,728			310			3,873
MidCap S&P 400 Index Fund		—			64			—
SmallCap S&P 600 Index Fund		—			55			—
		$13,457			$534			$3,873
Amounts in thousands except shares

See accompanying notes.

		Schedule of Investments
	Diversified Balanced Managed Volatility Account
	September 30, 2015 (unaudited)

INVESTMENT COMPANIES - 100.03%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 14.92%
International Equity Index Fund (a)	995,450	$9,108
MidCap S&P 400 Index Fund (a)	275,482	5,086
SmallCap S&P 600 Index Fund (a)	224,067	5,082
		$19,276

Principal Variable Contracts Funds, Inc. Class 1 - 85.11%
Bond Market Index Account (a)	6,324,915	64,957
LargeCap S&P 500 Managed Volatility Index	4,257,866	45,005
Account (a)
		$109,962
TOTAL INVESTMENT COMPANIES		$129,238
Total Investments		$129,238
Liabilities in Excess of Other Assets, Net - (0.03)%		$(35)
TOTAL NET ASSETS - 100.00%		$129,203

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	50.28%
Domestic Equity Funds	42.70%
International Equity Funds	7.05%
Liabilities in Excess of Other Assets, Net	(0.03)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Diversified Balanced Managed Volatility Account
September 30, 2015 (unaudited)

	December 31,	December 31,					September 30, September 30,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales	2015	2015
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond Market Index Account	4,117,024	$41,895	2,859,238	$29,680	651,347	$6,711	6,324,915	$64,864
International Equity Index Fund	611,378	6,351	469,708	4,664	85,636	874	995,450	10,141
LargeCap S&P 500 Managed	2,616,786	28,521	1,936,034	21,651	294,954	3,281	4,257,866	46,891
Volatility Index Account
MidCap S&P 400 Index Fund	173,892	3,374	124,800	2,468	23,210	458	275,482	5,384
SmallCap S&P 600 Index Fund	141,322	3,446	106,477	2,581	23,732	581	224,067	5,446
		$83,587		$61,044		$11,905		$132,726

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond Market Index Account		$947			$—			$—
International Equity Index Fund		—			—			—
LargeCap S&P 500 Managed Volatility
Index Account		72			—			100
MidCap S&P 400 Index Fund		—			—			—
SmallCap S&P 600 Index Fund		—			—			—
		$1,019			$—			$100
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments
Diversified Growth Account
September 30, 2015 (unaudited)

INVESTMENT COMPANIES - 100.03%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 19.95%
International Equity Index Fund (a)	33,459,722	$306,156
MidCap S&P 400 Index Fund (a)	8,100,842	149,542
SmallCap S&P 600 Index Fund (a)	6,589,456	149,449
		$605,147

Principal Variable Contracts Funds, Inc. Class 1 - 80.08%
Bond Market Index Account (a)	104,173,466	1,069,862
LargeCap S&P 500 Index Account (a)	100,947,545	1,359,763
		$2,429,625
TOTAL INVESTMENT COMPANIES		$3,034,772
Total Investments		$3,034,772
Liabilities in Excess of Other Assets, Net - (0.03)%		$(764)
TOTAL NET ASSETS - 100.00%		$3,034,008

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	54.68%
Fixed Income Funds	35.26%
International Equity Funds	10.09%
Liabilities in Excess of Other Assets, Net	(0.03)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Diversified Growth Account
September 30, 2015 (unaudited)

	December 31,	December 31,					September 30, September 30,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales	2015	2015
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond Market Index Account	98,500,294	$990,493	18,487,449	$191,550	12,814,277	$132,215	104,173,466	$1,050,064
International Equity Index Fund	29,846,185	304,246	6,033,376	59,088	2,419,839	24,918	33,459,722	338,392
LargeCap S&P 500 Index Account	88,047,755	920,281	17,576,923	252,232	4,677,133	67,673	100,947,545	1,105,106
MidCap S&P 400 Index Fund	7,428,975	116,730	1,143,386	22,422	471,519	9,366	8,100,842	129,809
SmallCap S&P 600 Index Fund	6,038,091	114,137	1,138,548	27,514	587,183	14,542	6,589,456	127,193
		$2,445,887		$552,806		$248,714		$2,750,564

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond Market Index Account		$16,387			$236			$—
International Equity Index Fund		—			(24)			—
LargeCap S&P 500 Index Account		22,304			266			15,082
MidCap S&P 400 Index Fund		—			23			—
SmallCap S&P 600 Index Fund		—			84			—
		$38,691			$585			$15,082
Amounts in thousands except shares

See accompanying notes.

		Schedule of Investments
	Diversified Growth Managed Volatility Account
	September 30, 2015 (unaudited)

INVESTMENT COMPANIES - 100.03%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 19.94%
International Equity Index Fund (a)	2,527,730	$23,129
MidCap S&P 400 Index Fund (a)	612,172	11,300
SmallCap S&P 600 Index Fund (a)	497,967	11,294
		$45,723

Principal Variable Contracts Funds, Inc. Class 1 - 80.09%
Bond Market Index Account (a)	7,868,339	80,808
LargeCap S&P 500 Managed Volatility Index	9,731,038	102,857
Account (a)
		$183,665
TOTAL INVESTMENT COMPANIES		$229,388
Total Investments		$229,388
Liabilities in Excess of Other Assets, Net - (0.03)%		$(60)
TOTAL NET ASSETS - 100.00%		$229,328

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	54.70%
Fixed Income Funds	35.24%
International Equity Funds	10.09%
Liabilities in Excess of Other Assets, Net	(0.03)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Diversified Growth Managed Volatility Account
September 30, 2015 (unaudited)

	December 31,	December 31,					September 30, September 30,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales	2015	2015
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond Market Index Account	5,182,725	$52,705	3,575,132	$37,076	889,518	$9,163	7,868,339	$80,618
International Equity Index Fund	1,570,429	16,383	1,124,521	11,193	167,220	1,712	2,527,730	25,864
LargeCap S&P 500 Managed	6,049,724	65,740	4,106,186	46,062	424,872	4,708	9,731,038	107,094
Volatility Index Account
MidCap S&P 400 Index Fund	390,867	7,582	257,981	5,116	36,676	724	612,172	11,974
SmallCap S&P 600 Index Fund	317,668	7,764	222,643	5,410	42,344	1,044	497,967	12,130
		$150,174		$104,857		$17,351		$237,680

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond Market Index Account		$1,178			$—			$—
International Equity Index Fund		—			—			—
LargeCap S&P 500 Managed Volatility
Index Account		165			—			228
MidCap S&P 400 Index Fund		—			—			—
SmallCap S&P 600 Index Fund		—			—			—
		$1,343			$—			$228
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments
Diversified Income Account
September 30, 2015 (unaudited)

INVESTMENT COMPANIES - 100.03%	Shares Held	Value (000's)
Principal Funds, Inc. Institutional Class - 9.92%
International Equity Index Fund (a)	836,688	$7,656
MidCap S&P 400 Index Fund (a)	303,788	5,608
SmallCap S&P 600 Index Fund (a)	247,115	5,604
		$18,868

Principal Variable Contracts Funds, Inc. Class 1 - 90.11%
Bond Market Index Account (a)	12,093,837	124,204
LargeCap S&P 500 Index Account (a)	3,505,535	47,219
		$171,423
TOTAL INVESTMENT COMPANIES		$190,291
Total Investments		$190,291
Liabilities in Excess of Other Assets, Net - (0.03)%		$(51)
TOTAL NET ASSETS - 100.00%		$190,240

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	65.29%
Domestic Equity Funds	30.72%
International Equity Funds	4.02%
Liabilities in Excess of Other Assets, Net	(0.03)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Diversified Income Account
September 30, 2015 (unaudited)

	December 31,	December 31,					September 30, September 30,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales	2015	2015
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond Market Index Account	10,654,542	$108,077	3,209,953	$33,219	1,770,658	$18,317	12,093,837	$122,978
International Equity Index Fund	695,303	7,181	274,476	2,687	133,091	1,350	836,688	8,517
LargeCap S&P 500 Index Account	2,848,873	33,071	1,181,338	16,814	524,676	7,649	3,505,535	42,264
MidCap S&P 400 Index Fund	259,609	4,370	92,523	1,799	48,344	959	303,788	5,213
SmallCap S&P 600 Index Fund	211,009	4,379	80,440	1,922	44,334	1,085	247,115	5,220
		$157,078		$56,441		$29,360		$184,192

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond Market Index Account		$1,766			$(1)			$—
International Equity Index Fund		—			(1)			—
LargeCap S&P 500 Index Account		719			28			486
MidCap S&P 400 Index Fund		—			3			—
SmallCap S&P 600 Index Fund		—			4			—
		$2,485			$33			$486
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments
Diversified International Account
September 30, 2015 (unaudited)

COMMON STOCKS - 97.65%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.38%			Commercial Services - 0.70%
WPP PLC	48,864	$1,017	Ashtead Group PLC	67,473	$954
			TAL Education Group ADR(a)	29,298	942
					$1,896
Aerospace & Defense - 1.05%
Safran SA	25,313	1,904	Computers - 0.67%
Thales SA	13,400	934	TDK Corp	32,169	1,819
		$2,838

Agriculture - 1.08%			Diversified Financial Services - 2.00%
Imperial Tobacco Group PLC	26,569	1,374	Intermediate Capital Group PLC	68,523	536
KT&G Corp	16,604	1,563	Macquarie Group Ltd	46,671	2,529
		$2,937	ORIX Corp	138,700	1,789
			Paragon Group of Cos PLC/The	93,498	560
Airlines - 1.30%					$5,414
International Consolidated Airlines Group SA	116,052	1,040
(a)			Electric - 2.13%
Ryanair Holdings PLC ADR	31,495	2,466	Enel SpA	357,272	1,594
		$3,506	Iberdrola SA	335,293	2,234
			Korea Electric Power Corp	46,917	1,935
Automobile Manufacturers - 3.47%					$5,763
Daimler AG	22,631	1,648
Maruti Suzuki India Ltd	18,946	1,357	Electrical Components & Equipment - 0.29%
Renault SA	21,668	1,564	Mabuchi Motor Co Ltd	17,947	779
Toyota Motor Corp	82,363	4,822
		$9,391	Electronics - 3.28%
Automobile Parts & Equipment - 1.37%			Alps Electric Co Ltd	75,267	2,125
Bridgestone Corp	47,303	1,637	Hon Hai Precision Industry Co Ltd	754,996	1,972
Continental AG	9,679	2,067	Hoya Corp	55,896	1,831
		$3,704	Murata Manufacturing Co Ltd	16,959	2,191
			Omron Corp	25,572	770
Banks - 11.20%					$8,889
Axis Bank Ltd	178,579	1,354
Bank of Kyoto Ltd/The	70,726	719	Engineering & Construction - 1.51%
Bank of Montreal	30,267	1,651	Acciona SA	8,726	619
China Construction Bank Corp	2,080,728	1,389	Lend Lease Group	96,732	856
Commonwealth Bank of Australia	25,251	1,296	Promotora y Operadora de Infraestructura	57,493	630
Danske Bank A/S	68,080	2,057	SAB de CV (a)
ICICI Bank Ltd ADR	158,298	1,327	Skanska AB	40,506	795
KBC Groep NV	18,006	1,139	Vinci SA	18,661	1,187
Mediobanca SpA	152,612	1,502			$4,087
Mitsubishi UFJ Financial Group Inc	489,449	2,957	Food - 3.43%
Mizuho Financial Group Inc	1,246,070	2,331	Delhaize Group	19,767	1,752
Nordea Bank AB	204,756	2,284	Ezaki Glico Co Ltd	17,111	791
Royal Bank of Canada	46,359	2,563	Greencore Group PLC	130,835	541
Skandinaviska Enskilda Banken AB	97,564	1,044	Gruma SAB de CV	65,613	902
Sumitomo Mitsui Financial Group Inc	43,044	1,632	JBS SA	187,300	793
Svenska Handelsbanken AB	83,407	1,196	Nestle SA	50,566	3,803
Toronto-Dominion Bank/The	79,808	3,146	Uni-President Enterprises Corp	397,280	690
Yes Bank Ltd	64,646	722			$9,272
		$30,309
			Forest Products & Paper - 0.69%
Beverages - 1.75%			Mondi PLC	61,236	1,283
Ambev SA	264,800	1,301	Smurfit Kappa Group PLC	21,414	577
Anheuser-Busch InBev SA/NV	27,461	2,921			$1,860
Carlsberg A/S	6,690	514
		$4,736	Gas - 0.01%
			Gas Natural SDG SA	1,359	27
Biotechnology - 0.93%
China Biologic Products Inc (a)	5,252	472
CSL Ltd	19,203	1,209	Hand & Machine Tools - 0.29%
Genmab A/S (a)	9,182	844	Fuji Electric Co Ltd	218,263	792
		$2,525

Building Materials - 0.79%			Healthcare - Services - 1.23%
CRH PLC	51,817	1,368	Fresenius SE & Co KGaA	32,040	2,151
Kingspan Group PLC	31,636	765	Netcare Ltd	193,269	507
		$2,133	Ramsay Health Care Ltd	16,021	661
					$3,319
Chemicals - 1.84%
Evonik Industries AG	34,233	1,146	Home Builders - 3.10%
Givaudan SA (a)	663	1,079	Barratt Developments PLC	223,029	2,179
Lonza Group AG (a)	9,186	1,206	Persimmon PLC (a)	61,357	1,867
Potash Corp of Saskatchewan Inc	36,044	741	Sekisui House Ltd	98,332	1,540
Yara International ASA	19,987	797	Taylor Wimpey PLC	945,017	2,800
		$4,969			$8,386

Schedule of Investments
Diversified International Account
September 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Home Furnishings - 1.05%			Pipelines - 0.84%
Howden Joinery Group PLC	151,142	$1,115	Keyera Corp	24,640	$679
Steinhoff International Holdings Ltd	281,998	1,732	TransCanada Corp	50,573	1,599
		$2,847			$2,278

Insurance - 6.37%			Private Equity - 0.50%
AXA SA	63,342	1,538	3i Group PLC	191,096	1,350
BB Seguridade Participacoes SA	159,700	995
Direct Line Insurance Group PLC	413,603	2,347
Fairfax Financial Holdings Ltd	2,488	1,133	Real Estate - 2.80%
			Brookfield Asset Management Inc	122,913	3,867
Hannover Rueck SE	28,010	2,869	Cheung Kong Property Holdings Ltd	146,160	1,071
Legal & General Group PLC	410,851	1,481
PICC Property & Casualty Co Ltd	342,225	670	Deutsche Wohnen AG	46,630	1,247
			Vonovia SE	24,872	801
Prudential PLC	84,787	1,789	Wheelock & Co Ltd	135,369	588
Sampo Oyj	28,768	1,392
SCOR SE	23,864	857			$7,574
Tokio Marine Holdings Inc	57,950	2,165	REITS - 0.54%
		$17,236	Mirvac Group	555,455	674
Internet - 1.25%			Segro PLC	122,423	797
Auto Trader Group PLC (a),(b)	172,056	885			$1,471
Tencent Holdings Ltd	106,393	1,793	Retail - 6.91%
Vipshop Holdings Ltd ADR(a)	41,345	695	Alimentation Couche-Tard Inc	98,123	4,512
		$3,373	CK Hutchison Holdings Ltd	200,011	2,602
			Dollarama Inc	54,984	3,713
Investment Companies - 0.87%			GS Retail Co Ltd	17,588	908
Investor AB	68,219	2,344	Next PLC	13,511	1,557
			Pandora A/S	27,552	3,219
Leisure Products & Services - 0.25%			Travis Perkins PLC	20,503	612
Yamaha Motor Co Ltd	33,083	666	Wal-Mart de Mexico SAB de CV	637,222	1,572
					$18,695

Machinery - Construction & Mining - 0.32%			Semiconductors - 2.19%
Mitsubishi Electric Corp	95,823	878	ams AG	21,544	804
			ARM Holdings PLC	93,564	1,344
			Dialog Semiconductor PLC (a)	33,469	1,343
Media - 1.93%
ITV PLC	840,692	3,133	Taiwan Semiconductor Manufacturing Co Ltd	605,140	2,425
Mediaset Espana Comunicacion SA	46,219	505			$5,916
Numericable-SFR SAS (a)	11,893	550	Software - 1.07%
ProSiebenSat.1 Media SE	21,179	1,040	HCL Technologies Ltd	115,522	1,732
		$5,228	UBISOFT Entertainment (a)	56,890	1,155
Mining - 0.47%					$2,887
BHP Billiton PLC	53,699	817	Telecommunications - 7.37%
South32 Ltd (a)	475,941	460	Bharti Infratel Ltd	117,158	635
		$1,277	BT Group PLC	443,360	2,822
Miscellaneous Manufacturers - 1.30%			China Mobile Ltd	204,954	2,453
FUJIFILM Holdings Corp	58,480	2,186	China Telecom Corp Ltd	2,792,556	1,353
Largan Precision Co Ltd	17,000	1,327	Deutsche Telekom AG	165,901	2,953
		$3,513	KDDI Corp	89,662	2,007
			Nippon Telegraph & Telephone Corp	69,513	2,449
Oil & Gas - 4.14%			NTT DOCOMO Inc	78,800	1,329
Bharat Petroleum Corp Ltd	47,514	616	Orange SA	148,540	2,252
Caltex Australia Ltd	72,915	1,610	Proximus	48,600	1,681
Canadian Natural Resources Ltd	46,300	902			$19,934
Lukoil PJSC ADR	15,183	517
Royal Dutch Shell PLC - A Shares	15,272	361	Toys, Games & Hobbies - 0.56%
Royal Dutch Shell PLC - B Shares	75,624	1,788	Nintendo Co Ltd	8,931	1,505
Statoil ASA	73,148	1,066
Suncor Energy Inc	71,270	1,906	Transportation - 2.12%
TOTAL SA	54,340	2,444	Canadian National Railway Co	52,228	2,966
		$11,210	Canadian Pacific Railway Ltd	6,048	868
Pharmaceuticals - 9.79%			East Japan Railway Co	15,000	1,264
Actelion Ltd (a)	9,861	1,253	Euronav NV	45,901	638
Bayer AG	24,126	3,095			$5,736
BTG PLC (a)	89,546	886	Water - 0.52%
Novartis AG	59,522	5,471	Veolia Environnement SA	61,732	1,408
Novo Nordisk A/S	77,184	4,165
Roche Holding AG	21,313	5,658	TOTAL COMMON STOCKS		$264,185
Shire PLC	45,594	3,117	INVESTMENT COMPANIES - 1.18%	Shares Held Value (000's)
Teva Pharmaceutical Industries Ltd ADR	27,003	1,525
Valeant Pharmaceuticals International Inc (a)	7,400	1,321	Publicly Traded Investment Fund - 1.18%
		$26,491	BlackRock Liquidity Funds FedFund Portfolio	3,195,970	3,196

			TOTAL INVESTMENT COMPANIES		$3,196

See accompanying notes.

		Schedule of Investments
		Diversified International Account
		September 30, 2015 (unaudited)

PREFERRED STOCKS - 0.21%	Shares Held	Value (000	's)
Chemicals - 0.21%
FUCHS PETROLUB SE	12,945	$573

TOTAL PREFERRED STOCKS		$573
Total Investments		$267,954
Other Assets in Excess of Liabilities, Net - 0.96%		$2,608
TOTAL NET ASSETS - 100.00%		$270,562

(a)	Non-Income Producing Security
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $885 or 0.33% of net assets.

Portfolio Summary (unaudited)

Country	Percent
Japan	15.88%
United Kingdom	12.49%
Canada	11.18%
Germany	7.24%
Switzerland	6.83%
France	5.83%
Denmark	3.99%
Australia	3.74%
Ireland	3.26%
Belgium	3.00%
India	2.87%
Sweden	2.83%
China	2.70%
Hong Kong	2.48%
Taiwan, Province Of China	2.38%
United States	1.67%
Korea, Republic Of	1.63%
South Africa	1.31%
Spain	1.26%
Italy	1.15%
Mexico	1.14%
Brazil	1.14%
Netherlands	0.79%
Norway	0.69%
Israel	0.56%
Finland	0.51%
Austria	0.30%
Russian Federation	0.19%
Other Assets in Excess of Liabilities, Net	0.96%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Equity Income Account
September 30, 2015 (unaudited)

COMMON STOCKS - 98.45%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Aerospace & Defense - 2.83%			Gas - 1.20%
Lockheed Martin Corp	35,995	$7,462	Sempra Energy	65,151	$6,301
Raytheon Co	67,742	7,402
		$14,864	Healthcare - Products - 2.04%
Apparel - 1.58%			Becton Dickinson and Co	29,455	3,908
VF Corp	121,614	8,295	Medtronic PLC	101,616	6,802
					$10,710

Automobile Manufacturers - 1.37%			Insurance - 6.09%
PACCAR Inc	137,523	7,175	ACE Ltd	125,268	12,953
			Allstate Corp/The	79,280	4,617
			Chubb Corp/The	8,861	1,087
Automobile Parts & Equipment - 2.86%			MetLife Inc	243,502	11,481
Autoliv Inc	78,889	8,600	Swiss Re AG ADR	86,116	1,851
Johnson Controls Inc	154,607	6,394			$31,989
		$14,994
			Machinery - Diversified - 2.08%
Banks - 9.89%			Deere & Co	147,211	10,894
Australia & New Zealand Banking Group Ltd	65,409	1,246
ADR
Bank of Nova Scotia/The	102,504	4,518	Media - 0.20%
Grupo Financiero Santander Mexico SAB de	172,851	1,269	Walt Disney Co/The	10,336	1,056
CV ADR
JPMorgan Chase & Co	200,491	12,224	Mining - 0.46%
M&T Bank Corp	42,062	5,130	BHP Billiton Ltd ADR	76,489	2,419
PNC Financial Services Group Inc/The	115,709	10,321
US Bancorp	191,696	7,861
Wells Fargo & Co	181,712	9,331	Miscellaneous Manufacturers - 1.98%
		$51,900	3M Co	21,396	3,033
			Parker-Hannifin Corp	75,603	7,356
Beverages - 0.77%					$10,389
Coca-Cola Co/The	100,807	4,044
			Oil & Gas - 9.00%
			Chevron Corp	68,995	5,442
Chemicals - 1.74%			Cimarex Energy Co	56,566	5,797
Air Products & Chemicals Inc	29,787	3,800	Crescent Point Energy Corp	212,620	2,433
Chemours Co/The	9,551	62	Exxon Mobil Corp	91,289	6,787
EI du Pont de Nemours & Co	89,140	4,296	Marathon Oil Corp	68,825	1,060
PPG Industries Inc	11,298	991	Marathon Petroleum Corp	216,446	10,028
		$9,149	Occidental Petroleum Corp	129,682	8,579
Computers - 4.48%			Royal Dutch Shell PLC - B shares ADR	149,586	7,102
Accenture PLC - Class A	17,741	1,743			$47,228
Apple Inc	122,266	13,486	Pharmaceuticals - 10.68%
EMC Corp/MA	244,868	5,916	Abbott Laboratories	205,408	8,262
International Business Machines Corp	16,406	2,379	GlaxoSmithKline PLC ADR	32,341	1,244
		$23,524	Johnson & Johnson	63,849	5,960
Distribution & Wholesale - 0.80%			Merck & Co Inc	199,529	9,855
Genuine Parts Co	50,956	4,224	Novartis AG ADR	68,541	6,300
			Pfizer Inc	312,637	9,820
			Roche Holding AG ADR	267,784	8,823
Diversified Financial Services - 5.84%			Teva Pharmaceutical Industries Ltd ADR	102,838	5,806
BlackRock Inc	32,504	9,669			$56,070
Discover Financial Services	172,757	8,982
FNF Group	338,521	12,007	Pipelines - 2.54%
		$30,658	Enterprise Products Partners LP	229,402	5,712
			Kinder Morgan Inc/DE	276,232	7,646
Electric - 5.47%					$13,358
Eversource Energy	143,302	7,254
NextEra Energy Inc	56,058	5,469	Private Equity - 1.21%
WEC Energy Group Inc	141,658	7,397	KKR & Co LP	378,923	6,358
Xcel Energy Inc	242,868	8,600
		$28,720	REITS - 4.39%
Electrical Components & Equipment - 0.48%			American Capital Agency Corp	275,603	5,154
Emerson Electric Co	56,966	2,516	Annaly Capital Management Inc	567,013	5,597
			Digital Realty Trust Inc	188,585	12,318
					$23,069
Electronics - 1.13%
Garmin Ltd	59,172	2,123	Retail - 2.26%
Honeywell International Inc	40,079	3,795	Costco Wholesale Corp	25,967	3,754
		$5,918	Starbucks Corp	126,589	7,195
			Tiffany & Co	12,167	940
Food - 2.46%					$11,889
Kraft Heinz Co/The	47,966	3,385
Kroger Co/The	264,421	9,538	Semiconductors - 4.95%
		$12,923	Applied Materials Inc	385,220	5,659
			Maxim Integrated Products Inc	159,408	5,324

See accompanying notes.

		Schedule of Investments
		Equity Income Account
		September 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)

Semiconductors (continued)
Microchip Technology Inc	204,565	$8,815
Taiwan Semiconductor Manufacturing Co Ltd	298,043	6,184
ADR
		$25,982

Software - 0.96%
Microsoft Corp	114,140	5,052

Telecommunications - 2.45%
BCE Inc	184,494	7,557
Verizon Communications Inc	121,607	5,291
		$12,848

Toys, Games & Hobbies - 2.14%
Hasbro Inc	156,030	11,256

Transportation - 2.12%
Norfolk Southern Corp	51,069	3,902
Union Pacific Corp	44,960	3,975
United Parcel Service Inc	33,123	3,269
		$11,146
TOTAL COMMON STOCKS		$516,918
INVESTMENT COMPANIES - 0.80%	Shares Held	Value (000	's)

Publicly Traded Investment Fund - 0.80%
BlackRock Liquidity Funds FedFund Portfolio	4,178,156	4,178

TOTAL INVESTMENT COMPANIES		$4,178
Total Investments		$521,096
Other Assets in Excess of Liabilities, Net - 0.75%		$3,914
TOTAL NET ASSETS - 100.00%		$525,010

Portfolio Summary (unaudited)
Sector		Percent
Financial		27.42%
Consumer, Non-cyclical		15.95%
Energy		11.54%
Consumer, Cyclical		11.01%
Industrial		10.62%
Technology		10.39%
Utilities		6.67%
Communications		2.65%
Basic Materials		2.20%
Exchange Traded Funds		0.80%
Other Assets in Excess of Liabilities, Net		0.75%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
Government & High Quality Bond Account
September 30, 2015 (unaudited)

INVESTMENT COMPANIES - 0.63%	Shares Held Value (000's)			Principal
			BONDS (continued)	Amount (000's) Value (000's)
Publicly Traded Investment Fund - 0.63%
BlackRock Liquidity Funds FedFund Portfolio	1,851,623	$1,852	Mortgage Backed Securities - 16.95%
			Citigroup Mortgage Loan Trust 2009-11
TOTAL INVESTMENT COMPANIES		$1,852	1.55%, 10/25/2035(a),(b)	$133	$133
			Citigroup Mortgage Loan Trust 2010-10
	Principal		2.47%, 02/25/2036(a),(b)	1,400	1,385
BONDS- 32.39%	Amount (000's) Value (000's)
			Citigroup Mortgage Loan Trust 2010-9
Commercial Mortgage Backed Securities - 13.82%			4.25%, 01/25/2036(b)	1,660	1,694
CFCRE Commercial Mortgage Trust 2011-			Fannie Mae Grantor Trust 2005-T1
C1			0.55%, 05/25/2035(a)	422	413
5.72%, 04/15/2044(a),(b)	$1,000	$1,105	Fannie Mae Interest Strip
COMM 2014-UBS4 Mortgage Trust			3.50%, 12/25/2043	2,790	497
4.78%, 08/10/2047(a)	1,000	968	Fannie Mae REMICS
Ginnie Mae			2.00%, 02/25/2040(a)	1,580	1,585
0.21%, 04/16/2053(a)	9,735	269	2.50%, 11/25/2041	1,120	1,144
0.50%, 05/16/2053(a)	11,011	566	3.00%, 04/25/2045	1,015	947
0.53%, 01/16/2054(a)	20,459	1,008	3.50%, 01/25/2028(a)	5,448	649
0.62%, 02/16/2053(a)	20,226	1,003	3.50%, 01/25/2040(a)	6,059	729
0.66%, 04/16/2053(a)	7,384	384	3.50%, 11/25/2042(a)	6,369	1,153
0.70%, 03/16/2049(a)	8,194	343	4.00%, 12/25/2039	3,286	340
0.71%, 04/16/2047(a)	16,203	904	4.00%, 11/25/2042(a)	3,334	840
0.74%, 11/16/2045(a)	26,227	1,452	7.00%, 04/25/2032	257	296
0.76%, 09/16/2051(a)	5,831	356	8.70%, 12/25/2019	3	3
0.77%, 12/16/2053(a)	15,372	920	Freddie Mac REMICS
0.83%, 11/16/2052(a)	17,352	1,141	1.50%, 04/15/2028	2,188	2,170
0.85%, 10/16/2054(a)	14,761	751	2.02%, 10/15/2040(a)	6,654	515
0.86%, 02/16/2053(a)	21,093	1,476	2.50%, 11/15/2028(a)	7,172	595
0.88%, 02/16/2053(a)	15,189	1,027	2.50%, 11/15/2032	1,680	1,672
0.89%, 03/16/2052(a)	16,911	1,281	2.50%, 01/15/2043(a)	4,304	649
0.92%, 01/16/2053(a)	9,434	693	2.50%, 02/15/2043	1,608	1,588
0.95%, 07/16/2047(a)	8,550	588	3.00%, 11/15/2030(a)	5,367	471
0.96%, 02/16/2046(a)	13,294	841	3.00%, 05/15/2033	2,700	2,714
0.96%, 09/16/2053(a)	13,820	901	3.00%, 06/15/2033(a)	9,254	744
0.96%, 02/16/2055(a)	25,665	1,190	3.00%, 11/15/2035	950	947
0.96%, 01/16/2057(a)	8,053	664	3.00%, 06/15/2040	902	937
0.98%, 09/16/2053(a)	11,825	528	3.50%, 08/15/2040(a)	5,770	619
1.01%, 10/16/2056(a)	6,967	612	4.00%, 05/15/2039	4,200	4,428
1.22%, 03/16/2049(a)	30,166	1,901	4.00%, 10/15/2040	3,000	3,196
2.27%, 03/16/2046(a)	1,615	1,623	4.50%, 05/15/2037(a)	1,027	1,076
2.30%, 08/16/2041	1,783	1,827	Freddie Mac Strips
2.63%, 09/16/2055(a)	600	604	1.89%, 10/15/2037(a)	19,891	1,489
3.00%, 09/16/2049	350	336	1.94%, 02/15/2038(a)	16,776	1,251
3.48%, 07/16/2045(a)	1,792	1,870	3.00%, 12/15/2032(a)	9,999	1,220
GS Mortgage Securities Trust 2011-GC5			Ginnie Mae
5.47%, 08/10/2044(a),(b)	900	925	1.21%, 03/20/2041(a)	6,038	293
JP Morgan Chase Commercial Mortgage			3.50%, 12/20/2034(a)	6,173	359
Securities Trust 2011-C5			3.50%, 05/20/2039	419	436
5.50%, 08/15/2046(a),(b)	2,000	2,243	3.50%, 05/20/2043(a)	7,359	1,076
JP Morgan Chase Commercial Mortgage			3.50%, 04/16/2044	612	610
Securities Trust 2013-C10			JP Morgan Mortgage Trust 2013-1
3.37%, 12/15/2047(a)	1,200	1,224	3.00%, 03/25/2043(b)	1,631	1,617
JP Morgan Chase Commercial Mortgage			New Residential Mortgage Loan Trust 2014-
Securities Trust 2013-C16			1
5.11%, 12/15/2046(a)	1,800	1,976	5.00%, 01/25/2054(a),(b)	1,875	2,045
JPMBB Commercial Mortgage Securities			New Residential Mortgage Loan Trust 2014-
Trust 2014-C25			3
4.60%, 11/15/2047(a)	1,000	989	4.75%, 11/25/2054(a),(b)	1,318	1,406
WFRBS Commercial Mortgage Trust 2013-			Sequoia Mortgage Trust 2012-5
C14			2.50%, 11/25/2042	1,699	1,654
4.13%, 06/15/2046(a),(b)	1,000	906	Sequoia Mortgage Trust 2013-2
WFRBS Commercial Mortgage Trust 2014-			3.66%, 02/25/2043(a)	857	866
C23			Springleaf Mortgage Loan Trust 2013-3
4.52%, 10/15/2057(a)	1,000	1,043	3.79%, 09/25/2057(a),(b)	1,000	1,016
WFRBS Commercial Mortgage Trust 2014-			Structured Asset Sec Corp Mort Pass Thr
LC14			Certs Series 2004-3
4.34%, 03/15/2047(a)	2,450	2,444	5.66%, 03/25/2034(a)	670	698
		$40,882			$50,165

Home Equity Asset Backed Securities - 1.59%			Other Asset Backed Securities - 0.03%
ACE Securities Corp Mortgage Loan Trust			Chase Funding Trust Series 2004-1
Series 2007-D1			0.65%, 12/25/2033(a)	98	91
6.34%, 02/25/2038(a),(b)	3,300	3,185
6.93%, 02/25/2038(b)	1,540	1,526	TOTAL BONDS		$95,849
		$4,711

See accompanying notes.

Schedule of Investments
Government & High Quality Bond Account
September 30, 2015 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS - 67.37%	Amount (000's)	Value (000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) -				Federal Home Loan Mortgage Corporation (FHLMC)
15.07%				(continued)
2.00%, 02/01/2028	$1,899	$ 1,906		6.50%, 05/01/2026	$6	$7
2.00%, 03/01/2028	484	486		6.50%, 12/01/2027	7	8
2.44%, 09/01/2032(a)	27	29		6.50%, 01/01/2028	8	10
2.50%, 09/01/2027	695	716		6.50%, 03/01/2028	5	6
2.50%, 02/01/2028	1,395	1,436		6.50%, 09/01/2028	2	2
2.50%, 03/01/2030	952	972		6.50%, 10/01/2028	35	40
3.00%, 02/01/2027	535	558		6.50%, 11/01/2028	7	8
3.00%, 08/01/2042	1,161	1,175		6.50%, 12/01/2028	17	20
3.00%, 10/01/2042	819	831		6.50%, 03/01/2029	7	9
3.00%, 10/01/2042	1,478	1,499		6.50%, 07/01/2031	69	79
3.00%, 10/01/2042	1,577	1,603		6.50%, 08/01/2031	6	7
3.00%, 05/01/2043	1,643	1,668		6.50%, 10/01/2031	9	10
3.50%, 02/01/2032	2,240	2,370		6.50%, 10/01/2031	18	21
3.50%, 04/01/2042	2,643	2,762		6.50%, 12/01/2031	32	36
3.50%, 04/01/2042	634	663		6.50%, 01/01/2032	116	139
3.50%, 05/01/2042	904	946		6.50%, 02/01/2032	29	33
3.50%, 07/01/2042	3,257	3,403		6.50%, 05/01/2032	70	81
3.50%, 09/01/2042	1,535	1,604		6.50%, 04/01/2035	11	12
3.50%, 10/01/2042	927	969		7.00%, 09/01/2023	13	13
3.50%, 02/01/2044	1,365	1,429		7.00%, 12/01/2023	6	6
4.00%, 12/01/2040	640	688		7.00%, 01/01/2024	7	7
4.00%, 07/01/2042	1,200	1,305		7.00%, 09/01/2027	7	8
4.00%, 01/01/2043	1,881	2,015		7.00%, 01/01/2028	60	67
4.00%, 06/01/2043	2,162	2,323		7.00%, 04/01/2028	33	38
4.50%, 08/01/2033	86	94		7.00%, 05/01/2028	5	6
4.50%, 07/01/2039	1,243	1,357		7.00%, 10/01/2031	14	17
4.50%, 12/01/2040	1,304	1,415		7.00%, 10/01/2031	18	21
4.50%, 05/01/2041	1,283	1,404		7.00%, 04/01/2032	101	122
4.50%, 11/01/2043	1,638	1,818		7.50%, 10/01/2030	17	21
5.00%, 10/01/2025	304	332		7.50%, 02/01/2031	12	14
5.00%, 02/01/2033	377	418		7.50%, 02/01/2031	15	18
5.00%, 06/01/2033	299	334		7.50%, 02/01/2031	7	8
5.00%, 05/01/2035	136	150		8.00%, 10/01/2030	29	34
5.00%, 07/01/2035	62	68		8.00%, 12/01/2030	2	2
5.00%, 07/01/2035	27	29		8.50%, 07/01/2029	33	36
5.00%, 07/01/2035	227	251				$44,608
5.00%, 10/01/2035	106	117
5.50%, 04/01/2018	35	36		Federal National Mortgage Association (FNMA) - 34.49%
5.50%, 03/01/2024	16	18		2.00%, 10/01/2027	700	703
5.50%, 03/01/2033	254	283		2.00%, 10/01/2027	1,809	1,816
5.50%, 04/01/2038	24	27		2.00%, 07/01/2030	1,470	1,466
				2.16%, 12/01/2032(a)	48	51
5.50%, 05/01/2038	101	113		2.24%, 12/01/2033(a)	203	215
6.00%, 04/01/2017	12	13		2.34%, 07/01/2034(a)	66	71
6.00%, 04/01/2017	17	18
6.00%, 05/01/2017	14	14		2.50%, 05/01/2027	1,848	1,902
6.00%, 07/01/2017	8	9		2.50%, 06/01/2027	2,188	2,252
6.00%, 12/01/2023	8	9		2.50%, 06/01/2027	1,722	1,772
6.00%, 05/01/2031	22	25		2.50%, 05/01/2028	1,109	1,141
6.00%, 12/01/2031	28	31		2.50%, 07/01/2028	823	836
6.00%, 09/01/2032	30	34		3.00%, 05/01/2028	1,450	1,514
6.00%, 11/01/2033	64	72		3.00%, 05/01/2029	1,687	1,765
6.00%, 11/01/2033	84	96		3.00%, 10/01/2042	2,371	2,412
6.00%, 05/01/2034	381	427		3.00%, 11/01/2042	2,560	2,604
6.00%, 05/01/2034	208	237		3.00%, 11/01/2042	816	828
6.00%, 09/01/2034	112	128		3.00%, 02/01/2043	1,621	1,650
6.00%, 02/01/2035	115	132		3.00%, 02/01/2043	1,664	1,691
6.00%, 10/01/2036(a)	115	130		3.00%, 04/01/2043	1,479	1,501
6.00%, 03/01/2037	79	89		3.00%, 04/01/2045	979	994
6.00%, 01/01/2038(a)	52	59		3.50%, 02/01/2042	1,786	1,881
6.00%, 01/01/2038	181	209		3.50%, 09/01/2042	3,116	3,273
6.00%, 04/01/2038	97	111		3.50%, 11/01/2042	2,218	2,332
6.50%, 11/01/2016	3	3		3.50%, 12/01/2042	2,274	2,393
6.50%, 06/01/2017	21	22		3.50%, 02/01/2043	814	859
6.50%, 06/01/2018	5	6		3.50%, 10/01/2044	942	993
6.50%, 08/01/2021	5	6		3.50%, 11/01/2044	943	994
6.50%, 12/01/2021	34	39		3.50%, 03/01/2045	2,340	2,454
6.50%, 04/01/2022	40	45		3.50%, 03/01/2045	963	1,012
6.50%, 05/01/2022	17	19		4.00%, 01/01/2034	1,042	1,123
6.50%, 05/01/2023	19	20		4.00%, 11/01/2040	1,039	1,110
6.50%, 04/01/2024	8	9		4.00%, 12/01/2040	947	1,025
6.50%, 04/01/2026	6	6		4.00%, 01/01/2041	2,060	2,204
6.50%, 05/01/2026	3	4		4.00%, 02/01/2041	1,816	1,941

See accompanying notes.

Schedule of Investments
Government & High Quality Bond Account
September 30, 2015 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
4.00%, 02/01/2041	$2,433	$ 2,632		6.50%, 08/01/2017	$14	$15
4.00%, 03/01/2041	2,452	2,621		6.50%, 11/01/2023	68	78
4.00%, 04/01/2041	1,956	2,091		6.50%, 05/01/2024	23	26
4.00%, 11/01/2041	995	1,065		6.50%, 09/01/2024	23	27
4.00%, 02/01/2042	1,504	1,627		6.50%, 07/01/2025	14	16
4.00%, 04/01/2042	1,127	1,206		6.50%, 08/01/2025	35	38
4.00%, 08/01/2043	839	910		6.50%, 02/01/2026	9	10
4.00%, 10/01/2043	825	885		6.50%, 03/01/2026	2	3
4.00%, 10/01/2043	763	826		6.50%, 05/01/2026	5	6
4.00%, 08/01/2044	912	990		6.50%, 06/01/2026	3	4
4.00%, 10/01/2044	2,834	3,046		6.50%, 07/01/2028	12	13
4.50%, 12/01/2019	43	45		6.50%, 09/01/2028	20	23
4.50%, 01/01/2020	175	182		6.50%, 02/01/2029	5	5
4.50%, 08/01/2039	800	884		6.50%, 03/01/2029	11	12
4.50%, 09/01/2039	1,275	1,402		6.50%, 04/01/2029	5	6
4.50%, 03/01/2042	801	889		6.50%, 06/01/2031	12	14
4.50%, 09/01/2043	3,072	3,414		6.50%, 06/01/2031	10	12
4.50%, 09/01/2043	1,299	1,443		6.50%, 09/01/2031	18	21
4.50%, 10/01/2043	1,601	1,777		6.50%, 01/01/2032	4	5
4.50%, 11/01/2043	1,760	1,956		6.50%, 04/01/2032	64	73
4.50%, 05/01/2044	1,822	1,979		6.50%, 08/01/2032	23	27
4.50%, 09/01/2044	925	1,028		6.50%, 11/01/2032	33	37
5.00%, 01/01/2018	87	90		6.50%, 11/01/2032	37	39
5.00%, 11/01/2018	72	75		6.50%, 02/01/2033	49	56
5.00%, 05/01/2033	2,285	2,567		6.50%, 07/01/2034	135	158
5.00%, 05/01/2034	387	428		6.50%, 12/01/2036	90	110
5.00%, 04/01/2035	247	277		6.50%, 07/01/2037	44	53
5.00%, 04/01/2035	191	215		6.50%, 07/01/2037	58	66
5.00%, 07/01/2035	11	13		6.50%, 02/01/2038	47	57
5.00%, 02/01/2038	617	692		7.00%, 01/01/2027	4	4
5.00%, 03/01/2038	910	1,022		7.00%, 11/01/2027	8	9
5.00%, 02/01/2040	2,547	2,870		7.00%, 08/01/2028	29	34
5.00%, 06/01/2040	689	763		7.00%, 12/01/2028	24	27
5.00%, 07/01/2041	1,985	2,236		7.00%, 10/01/2029	30	34
5.00%, 07/01/2041	1,151	1,281		7.00%, 05/01/2031	5	5
5.50%, 08/01/2017	21	22		7.00%, 11/01/2031	57	65
5.50%, 12/01/2017	20	20		7.50%, 04/01/2022	1	2
5.50%, 01/01/2018	47	49		7.50%, 11/01/2029	15	17
5.50%, 07/01/2019	35	36		8.00%, 05/01/2027	26	28
5.50%, 08/01/2019	9	10		8.00%, 09/01/2027	11	11
5.50%, 08/01/2019	9	9		8.00%, 06/01/2030	4	4
5.50%, 08/01/2019	10	11		8.50%, 10/01/2027	34	35
5.50%, 08/01/2019	78	82		9.00%, 09/01/2030	9	11
5.50%, 08/01/2019	10	11				$102,054
5.50%, 08/01/2019	20	21		Government National Mortgage Association (GNMA) -
5.50%, 09/01/2019	51	53		7.86%
5.50%, 10/01/2019	21	22		3.00%, 04/15/2027	1,117	1,174
5.50%, 05/01/2024	74	82		3.00%, 11/15/2042	1,637	1,679
5.50%, 05/01/2033	35	39		3.00%, 12/15/2042	3,101	3,180
5.50%, 06/01/2033	113	127		3.00%, 02/15/2043	2,412	2,481
5.50%, 06/01/2033	141	159		3.50%, 12/20/2041	1,695	1,781
5.50%, 09/01/2033	616	698		3.50%, 01/15/2043	1,923	2,024
5.50%, 02/01/2037	15	17		3.50%, 06/20/2043	1,279	1,351
5.50%, 03/01/2038	331	373		4.00%, 03/20/2040	1,639	1,761
5.50%, 03/01/2038	218	248		4.00%, 08/15/2041	1,694	1,832
5.50%, 08/01/2038	185	210		4.50%, 07/15/2040	1,405	1,538
6.00%, 08/01/2016	1	1		5.00%, 09/15/2033	10	12
6.00%, 12/01/2016	16	16		5.00%, 02/15/2034	615	686
6.00%, 08/01/2017	33	34		5.00%, 09/15/2039	92	103
6.00%, 06/01/2022	40	45		5.50%, 07/20/2033	274	309
6.00%, 11/01/2028	22	25		5.50%, 11/15/2033	48	53
6.00%, 08/01/2031	80	91		5.50%, 03/20/2034	296	335
6.00%, 12/01/2031	18	21		5.50%, 05/20/2035	261	294
6.00%, 01/01/2033	113	128		5.50%, 11/15/2038	331	377
6.00%, 02/01/2034	54	61		5.50%, 01/15/2039	95	106
6.00%, 05/01/2037	390	435		5.50%, 01/15/2039	482	548
6.00%, 07/01/2037	288	324		5.50%, 03/15/2039	247	279
6.00%, 11/01/2037	51	57		6.00%, 06/20/2024	9	10
6.00%, 12/01/2037	20	23		6.00%, 06/20/2024	54	61
6.00%, 03/01/2038	142	162		6.00%, 02/20/2026	6	6
6.00%, 08/01/2038	727	827		6.00%, 04/20/2026	10	12
6.50%, 06/01/2016	4	4		6.00%, 05/20/2026	5	6

See accompanying notes.

     Schedule of Investments Government & High Quality Bond Account September 30, 2015 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Government National Mortgage Association (GNMA)
(continued)
6.00%, 06/20/2026	$7	$8
6.00%, 06/20/2026	11	13
6.00%, 07/20/2026	5	6
6.00%, 09/20/2026	9	10
6.00%, 03/20/2027	23	26
6.00%, 01/20/2028	7	8
6.00%, 03/20/2028	5	5
6.00%, 06/20/2028	27	31
6.00%, 07/20/2028	17	19
6.00%, 02/20/2029	16	19
6.00%, 03/20/2029	31	35
6.00%, 07/20/2029	33	38
6.00%, 05/20/2032(a)	55	62
6.00%, 07/20/2033	217	248
6.50%, 12/20/2025	14	16
6.50%, 01/20/2026	22	23
6.50%, 02/20/2026	14	16
6.50%, 03/20/2031	20	23
6.50%, 04/20/2031	21	24
7.00%, 01/15/2028	5	5
7.00%, 01/15/2028	3	3
7.00%, 01/15/2028	2	2
7.00%, 01/15/2028	10	11
7.00%, 01/15/2028	1	2
7.00%, 03/15/2028	108	121
7.00%, 05/15/2028	53	59
7.00%, 01/15/2029	18	20
7.00%, 03/15/2029	6	7
7.00%, 05/15/2031	14	17
7.00%, 06/20/2031	14	18
7.00%, 09/15/2031	41	49
7.00%, 06/15/2032	219	259
7.50%, 01/15/2023	1	1
7.50%, 01/15/2023	1	1
7.50%, 02/15/2023	2	2
7.50%, 02/15/2023	2	2
7.50%, 04/15/2023	15	16
7.50%, 06/15/2023	1	1
7.50%, 07/15/2023	1	1
7.50%, 09/15/2023	4	4
7.50%, 09/15/2023	4	4
7.50%, 10/15/2023	7	8
7.50%, 11/15/2023	7	7
8.00%, 07/15/2026	2	2
8.00%, 08/15/2026	4	5
8.00%, 01/15/2027	1	2
8.00%, 02/15/2027	1	1
		$23,258

U.S. Treasury - 9.95%
2.25%, 11/30/2017	5,000	5,164
3.00%, 11/15/2044	3,800	3,881
3.13%, 05/15/2021	7,000	7,590
4.25%, 11/15/2040	3,200	4,034
5.25%, 11/15/2028	3,000	4,015
6.25%, 08/15/2023	3,600	4,761
		$29,445
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$199,365
Total Investments		$297,066
Liabilities in Excess of Other Assets, Net - (0.39)%		$(1,160)
TOTAL NET ASSETS - 100.00%		$295,906

Portfolio Summary (unaudited)

Sector	Percent
Mortgage Securities	88.19%
Government	9.95%
Asset Backed Securities	1.62%
Exchange Traded Funds	0.63%
Liabilities in Excess of Other Assets, Net	(0.39)%
TOTAL NET ASSETS	100.00%

(a)	Variable Rate. Rate shown is in effect at September 30, 2015.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $19,186 or 6.48% of net assets.

See accompanying notes.

Schedule of Investments
Income Account
September 30, 2015 (unaudited)

COMMON STOCKS - 0.00%	Shares Held	Value (000	's)		Principal
				BONDS (continued)	Amount (000's) Value (000's)
Computers - 0.00%
SONICblue Inc (a),(b)	500,000	$—		Banks (continued)
				SunTrust Bank/Atlanta GA
				2.75%, 05/01/2023	$1,000	$962
Transportation - 0.00%
Trailer Bridge Inc (a),(b)	1,186	—		US Bancorp
				1.65%, 05/15/2017	3,000	3,027
				3.60%, 09/11/2024	250	254
TOTAL COMMON STOCKS		$—		Wells Fargo & Co
INVESTMENT COMPANIES - 3.07%	Shares Held	Value (000	's)	7.98%, 12/31/2049(c)	2,000	2,112
Publicly Traded Investment Fund - 3.07%						$22,079
BlackRock Liquidity Funds FedFund Portfolio	8,205,326	8,205		Beverages - 1.14%
				Anheuser-Busch InBev Worldwide Inc
TOTAL INVESTMENT COMPANIES		$8,205		2.50%, 07/15/2022	750	718
	Principal			7.75%, 01/15/2019	1,000	1,175
BONDS - 62.50%	Amount (000's)	Value (000	's)	Innovation Ventures LLC / Innovation
				Ventures Finance Corp
Aerospace & Defense - 0.42%				9.50%, 08/15/2019(d)	1,114	1,147
Boeing Co/The
8.75%, 08/15/2021	$850	$1,134				$3,040
				Biotechnology - 1.76%
Airlines - 0.01%				Amgen Inc
Southwest Airlines Co 1994-A Pass Through				3.63%, 05/15/2022	500	511
Trust				3.88%, 11/15/2021	2,000	2,107
9.15%, 07/01/2016	24	25		Gilead Sciences Inc
				3.65%, 03/01/2026	1,000	1,005
				4.40%, 12/01/2021	1,000	1,083
Automobile Floor Plan Asset Backed Securities - 3.73%						$4,706
Ally Master Owner Trust
0.66%, 04/15/2018(c)	2,000	2,000		Chemicals - 0.53%
BMW Floorplan Master Owner Trust				Airgas Inc
0.71%, 07/15/2020(c),(d)	1,500	1,496		1.65%, 02/15/2018	1,000	990
CNH Wholesale Master Note Trust				Eagle Spinco Inc
0.81%, 08/15/2019(c),(d)	2,000	1,996		4.63%, 02/15/2021	500	423
Ford Credit Floorplan Master Owner Trust A						$1,413
0.59%, 01/15/2018(c)	1,000	1,000
0.61%, 02/15/2019(c)	500	499		Commercial Services - 0.87%
				ERAC USA Finance LLC
Nissan Master Owner Trust Receivables				6.38%, 10/15/2017(d)	1,000	1,092
0.51%, 02/15/2018(c)	1,000	999
				7.00%, 10/15/2037(d)	1,000	1,244
Volkswagen Credit Auto Master Trust
0.57%, 07/22/2019(c),(d)	2,000	1,980				$2,336
		$9,970		Computers - 0.63%
				Apple Inc
Automobile Manufacturers - 1.14%				2.40%, 05/03/2023	1,750	1,696
American Honda Finance Corp
0.78%, 10/07/2016(c)	500	501
Ford Motor Credit Co LLC				Credit Card Asset Backed Securities - 0.87%
3.98%, 06/15/2016	2,000	2,036		Cabela's Credit Card Master Note Trust
General Motors Co				0.56%, 03/16/2020(c)	1,325	1,323
4.88%, 10/02/2023	500	507		0.76%, 10/15/2019(c),(d)	500	501
		$3,044		0.88%, 07/17/2023(c)	500	500
						$2,324
Banks - 8.25%
Bank of America Corp				Diversified Financial Services - 1.82%
5.42%, 03/15/2017	800	840		General Electric Capital Corp
8.00%, 07/29/2049(c)	1,000	1,045		1.34%, 03/15/2023(c)	1,000	1,001
8.13%, 12/29/2049(c)	1,000	1,045		5.30%, 02/11/2021	500	575
Bank of New York Mellon Corp/The				International Lease Finance Corp
2.60%, 08/17/2020	500	507		8.75%, 03/15/2017(c)	1,000	1,075
Citigroup Inc				Jefferies Group LLC
3.88%, 03/26/2025	1,000	972		6.25%, 01/15/2036	1,425	1,344
4.50%, 01/14/2022	1,000	1,082		8.50%, 07/15/2019	750	888
Goldman Sachs Group Inc/The						$4,883
3.63%, 02/07/2016	500	505
5.38%, 03/15/2020	2,000	2,231		Electric - 6.15%
ING Bank NV				Exelon Generation Co LLC
5.00%, 06/09/2021(d)	1,000	1,122		6.20%, 10/01/2017	1,000	1,085
JPMorgan Chase & Co				GenOn Americas Generation LLC
3.63%, 05/13/2024	1,000	1,014		8.50%, 10/01/2021	1,250	1,069
7.90%, 04/29/2049(c)	1,000	1,039		GenOn Energy Inc
Morgan Stanley				9.88%, 10/15/2020	750	697
5.50%, 07/28/2021	1,000	1,130		LG&E and KU Energy LLC
6.25%, 08/09/2026	850	1,022		4.38%, 10/01/2021	1,000	1,091
				Metropolitan Edison Co
PNC Financial Services Group Inc/The				3.50%, 03/15/2023(d)	1,000	996
6.75%, 07/29/2049(c)	2,000	2,170
				Oncor Electric Delivery Co LLC
				7.00%, 09/01/2022	2,000	2,466

See accompanying notes.

Schedule of Investments
Income Account
September 30, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Electric (continued)			Leisure Products & Services - 1.07%
PacifiCorp			Carnival Corp
5.25%, 06/15/2035	$850	$971	7.20%, 10/01/2023	$1,475	$1,761
6.25%, 10/15/2037	500	637	Royal Caribbean Cruises Ltd
Solar Star Funding LLC			7.25%, 03/15/2018	1,000	1,090
5.38%, 06/30/2035(d)	1,500	1,705			$2,851
Southwestern Electric Power Co
3.55%, 02/15/2022	1,000	1,020	Lodging - 0.28%
Talen Energy Supply LLC			Boyd Gaming Corp
5.70%, 10/15/2035	2,000	1,990	6.88%, 05/15/2023	750	761
TransAlta Corp
4.50%, 11/15/2022	1,750	1,717	Media - 2.64%
Tucson Electric Power Co			21st Century Fox America Inc
3.85%, 03/15/2023	1,000	1,017	6.40%, 12/15/2035	1,000	1,161
		$16,461	8.00%, 10/17/2016	1,000	1,069
			Comcast Corp
Electronics - 0.51%			6.45%, 03/15/2037	2,000	2,531
Corning Inc			Historic TW Inc
4.75%, 03/15/2042	750	788	9.15%, 02/01/2023	250	329
6.63%, 05/15/2019	500	576	Time Warner Cable Inc
		$1,364	6.55%, 05/01/2037	1,500	1,474
Entertainment - 0.19%			6.75%, 06/15/2039	500	500
Greektown Holdings LLC/Greektown					$7,064
Mothership Corp
8.88%, 03/15/2019(d)	250	256	Mining - 0.63%
			Glencore Canada Corp
Peninsula Gaming LLC / Peninsula Gaming			6.00%, 10/15/2015	1,675	1,675
Corp
8.38%, 02/15/2018(d)	250	259
		$515	Oil & Gas - 5.66%
			BG Energy Capital PLC
Environmental Control - 0.94%			4.00%, 10/15/2021(d)	2,000	2,124
ADS Waste Holdings Inc			BP Capital Markets PLC
8.25%, 10/01/2020	1,500	1,496	3.25%, 05/06/2022	1,000	1,006
Republic Services Inc			4.75%, 03/10/2019	2,000	2,187
3.55%, 06/01/2022	1,000	1,025	Linn Energy LLC / Linn Energy Finance
		$2,521	Corp
Food - 0.19%			6.50%, 05/15/2019	1,000	275
Kraft Heinz Foods Co			Nabors Industries Inc
3.95%, 07/15/2025(d)	500	512	5.00%, 09/15/2020	1,000	971
			Petro-Canada
			9.25%, 10/15/2021	1,075	1,429
Forest Products & Paper - 0.81%			Phillips 66
Plum Creek Timberlands LP			4.30%, 04/01/2022	1,000	1,048
4.70%, 03/15/2021	2,000	2,164	Rowan Cos Inc
			4.88%, 06/01/2022	750	559
Healthcare - Services - 1.90%			5.00%, 09/01/2017	2,000	1,961
HCA Inc			W&T Offshore Inc
7.50%, 11/06/2033	250	264	8.50%, 06/15/2019	2,500	1,113
HealthSouth Corp			Whiting Petroleum Corp
5.75%, 11/01/2024	500	494	5.75%, 03/15/2021	1,250	1,082
7.75%, 09/15/2022	740	769	XTO Energy Inc
Roche Holdings Inc			6.75%, 08/01/2037	1,000	1,401
0.67%, 09/30/2019(c),(d)	2,000	1,991			$15,156
Vantage Oncology LLC / Vantage Oncology
Finance Co			Oil & Gas Services - 1.36%
9.50%, 06/15/2017(d)	1,750	1,566	Exterran Partners LP / EXLP Finance Corp
			6.00%, 04/01/2021	2,000	1,690
		$5,084	Weatherford International Ltd/Bermuda
Insurance - 2.62%			4.50%, 04/15/2022	250	202
Fidelity National Financial Inc			5.13%, 09/15/2020	2,000	1,743
6.60%, 05/15/2017	2,500	2,673			$3,635
First American Financial Corp			Other Asset Backed Securities - 1.40%
4.30%, 02/01/2023	2,000	2,005	Drug Royalty II LP 2
Prudential Financial Inc			3.48%, 07/15/2023(c),(d)	1,733	1,761
7.38%, 06/15/2019	1,000	1,177	PFS Financing Corp
8.88%, 06/15/2068(c)	1,000	1,148	0.76%, 02/15/2018(c),(d)	1,000	1,000
		$7,003	0.83%, 04/15/2020(c),(d)	1,000	994
Iron & Steel - 1.35%					$3,755
Allegheny Technologies Inc			Packaging & Containers - 0.38%
5.95%, 01/15/2021	2,000	1,800	Sealed Air Corp
ArcelorMittal			6.88%, 07/15/2033(d)	1,000	1,003
6.25%, 03/01/2021(c)	2,000	1,804
		$3,604

See accompanying notes.

Schedule of Investments
Income Account
September 30, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's)	Value (000	's)

Pharmaceuticals - 0.98%			Trucking & Leasing - 0.77%
AbbVie Inc			Penske Truck Leasing Co Lp / PTL Finance
2.90%, 11/06/2022	$1,000	$974	Corp
Actavis Funding SCS			3.75%, 05/11/2017(d)	$2,000	$2,060
3.80%, 03/15/2025	1,000	966
4.55%, 03/15/2035	750	690	TOTAL BONDS		$167,257
		$2,630		Principal
Pipelines - 2.76%			CONVERTIBLE BONDS - 0.33%	Amount (000's)	Value (000	's)
ANR Pipeline Co			Automobile Parts & Equipment - 0.33%
9.63%, 11/01/2021	1,000	1,331	Meritor Inc
Buckeye Partners LP			7.88%, 03/01/2026	650	881
4.35%, 10/15/2024	500	468
Columbia Pipeline Group Inc			TOTAL CONVERTIBLE BONDS		$881
4.50%, 06/01/2025(d)	1,000	971		Principal
El Paso Natural Gas Co LLC			SENIOR FLOATING RATE INTERESTS - 0.07%	Amount (000's)	Value (000	's)
7.50%, 11/15/2026	2,100	2,410
Express Pipeline LLC			Transportation - 0.07%
7.39%, 12/31/2019(d)	533	562	Trailer Bridge Inc, Term Loan
Southeast Supply Header LLC			10.93%, 04/02/2016(b),(c),(e)	$183	$183
4.25%, 06/15/2024(d)	750	729
Southern Natural Gas Co LLC			TOTAL SENIOR FLOATING RATE INTERESTS		$183
8.00%, 03/01/2032	850	924	U.S. GOVERNMENT & GOVERNMENT	Principal
		$7,395	AGENCY OBLIGATIONS - 33.34%	Amount (000's)	Value (000	's)
			Federal Home Loan Mortgage Corporation (FHLMC) -
REITS - 6.02%			5.98%
Alexandria Real Estate Equities Inc			3.00%, 10/01/2042	$819	$831
4.60%, 04/01/2022	1,250	1,314	3.00%, 10/01/2042	1,643	1,666
BioMed Realty LP			3.00%, 11/01/2042	804	816
4.25%, 07/15/2022	1,000	987	3.00%, 12/01/2042	367	372
6.13%, 04/15/2020	1,000	1,093	3.50%, 10/01/2041	968	1,011
CubeSmart LP			3.50%, 04/01/2042	1,268	1,326
4.80%, 07/15/2022	1,750	1,902	3.50%, 04/01/2042	2,087	2,180
HCP Inc			4.00%, 02/01/2045	944	1,006
3.75%, 02/01/2019	1,000	1,044	4.50%, 08/01/2033	319	347
Hospitality Properties Trust			4.50%, 05/01/2039	675	732
4.65%, 03/15/2024	750	751	4.50%, 06/01/2039	394	430
5.00%, 08/15/2022	750	794	4.50%, 07/01/2039	1,311	1,426
Kimco Realty Corp			4.50%, 12/01/2040	699	758
6.88%, 10/01/2019	2,000	2,338	4.50%, 10/01/2041	818	892
Omega Healthcare Investors Inc			5.00%, 08/01/2019	173	180
5.25%, 01/15/2026(d)	500	508	5.00%, 08/01/2035	948	1,058
Simon Property Group LP			5.50%, 11/01/2017	27	28
10.35%, 04/01/2019	2,000	2,515	5.50%, 01/01/2018	11	12
Ventas Realty LP / Ventas Capital Corp			5.50%, 05/01/2031	42	47
3.25%, 08/15/2022	1,750	1,714	5.50%, 06/01/2035	79	88
Welltower Inc			5.50%, 01/01/2036	213	240
6.13%, 04/15/2020	1,000	1,143	5.50%, 04/01/2036	145	164
		$16,103	6.00%, 03/01/2031	26	30
Savings & Loans - 0.21%			6.00%, 05/01/2032	53	60
First Niagara Financial Group Inc			6.00%, 06/01/2038	205	233
7.25%, 12/15/2021	500	562	6.50%, 06/01/2029	17	19
			6.50%, 08/01/2029	22	25
			7.00%, 01/01/2032	13	13
Software - 0.73%			9.00%, 01/01/2025	4	5
Oracle Corp					$15,995
2.50%, 05/15/2022	1,000	985
2.95%, 05/15/2025	1,000	975	Federal National Mortgage Association (FNMA) - 15.83%
		$1,960	3.00%, 03/01/2042	1,420	1,445
			3.00%, 03/01/2042	1,453	1,478
Telecommunications - 0.79%			3.00%, 05/01/2042	766	779
Qwest Corp			3.00%, 06/01/2042	1,415	1,440
6.75%, 12/01/2021	2,000	2,116	3.00%, 06/01/2042	709	722
			3.00%, 08/01/2042	725	737
Transportation - 0.99%			3.50%, 12/01/2040	1,190	1,244
Navios Maritime Holdings Inc / Navios			3.50%, 12/01/2041	431	451
Maritime Finance II US Inc			3.50%, 03/01/2042	706	738
7.38%, 01/15/2022(d)	500	402	3.50%, 04/01/2042	1,317	1,377
Trailer Bridge Inc			3.50%, 02/01/2043	867	910
0.00%, 11/15/2015(a),(b),(e)	2,000	—	3.50%, 06/01/2043	1,343	1,410
16.25%, 03/31/2017(b),(c),(e)	2,503	2,251	3.50%, 03/01/2045	966	1,013
		$2,653	4.00%, 03/01/2039	926	989
			4.00%, 08/01/2040	766	819
			4.00%, 09/01/2040	1,705	1,835

See accompanying notes.

     Schedule of Investments Income Account September 30, 2015 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

Federal National Mortgage Association (FNMA) (continued)
4.00%, 11/01/2040	$897	$959
4.00%, 10/01/2041	741	793
4.00%, 10/01/2041	981	1,049
4.00%, 11/01/2041	1,091	1,167
4.00%, 04/01/2042	643	688
4.00%, 11/01/2043	2,056	2,221
4.00%, 11/01/2043	805	864
4.00%, 01/01/2044	1,851	1,987
4.00%, 02/01/2044	2,487	2,678
4.00%, 09/01/2044	855	913
4.50%, 06/01/2039	287	312
4.50%, 08/01/2039	356	393
4.50%, 05/01/2040	1,161	1,271
4.50%, 08/01/2040	1,314	1,428
4.50%, 10/01/2040	1,281	1,393
4.50%, 12/01/2040	735	806
4.50%, 08/01/2041	899	978
4.50%, 05/01/2044	1,347	1,463
5.00%, 01/01/2018	41	43
5.00%, 08/01/2035	419	461
5.00%, 04/01/2039	248	278
5.00%, 12/01/2039	275	303
5.00%, 04/01/2040	769	861
5.00%, 06/01/2040	647	723
5.50%, 03/01/2033	40	45
5.50%, 06/01/2033	207	233
5.50%, 02/01/2035	421	477
6.00%, 04/01/2032	51	57
6.50%, 05/01/2031	5	6
6.50%, 04/01/2032	73	84
6.50%, 05/01/2032	32	37
7.00%, 01/01/2030	2	2
		$42,360
Government National Mortgage Association (GNMA) -
0.04%
6.00%, 05/20/2032(c)	47	53
7.00%, 06/20/2031	52	64
9.00%, 02/15/2025	3	3
		$120

U.S. Treasury - 11.49%
0.75%, 10/31/2017	1,000	1,001
0.88%, 02/28/2017	1,000	1,005
1.38%, 11/30/2018	1,000	1,012
1.63%, 11/15/2022	2,000	1,981
1.75%, 05/15/2022	2,000	2,003
2.00%, 11/15/2021	2,000	2,041
2.38%, 05/31/2018	1,000	1,040
2.50%, 05/15/2024	1,000	1,042
2.63%, 11/15/2020	2,000	2,115
2.75%, 02/15/2019	1,000	1,056
2.75%, 02/15/2024	1,000	1,063
2.88%, 05/15/2043	1,000	997
3.00%, 11/15/2044	1,000	1,021
3.13%, 05/15/2019	2,000	2,142
3.13%, 05/15/2021	1,000	1,084
3.13%, 08/15/2044	1,000	1,047
3.38%, 05/15/2044	1,000	1,097
3.50%, 02/15/2039	1,000	1,128
3.63%, 02/15/2020	2,000	2,197
3.63%, 02/15/2044	1,000	1,150
3.75%, 08/15/2041	1,000	1,174
3.75%, 11/15/2043	2,000	2,355
		$30,751
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$89,226
Total Investments		$265,752
Other Assets in Excess of Liabilities, Net - 0.69%		$1,856
TOTAL NET ASSETS - 100.00%		$267,608

(b)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $2,434 or 0.91% of net assets.
(c)	Variable Rate. Rate shown is in effect at September 30, 2015.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $29,977 or 11.20% of net assets.
(e)	Security is Illiquid. At the end of the period, the value of these securities totaled $2,434 or 0.91% of net assets.

Portfolio Summary (unaudited)

Sector	Percent
Mortgage Securities	21.85%
Financial	18.93%
Government	11.49%
Energy	9.78%
Consumer, Non-cyclical	6.84%
Utilities	6.15%
Asset Backed Securities	6.00%
Industrial	4.07%
Communications	3.43%
Basic Materials	3.32%
Exchange Traded Funds	3.07%
Consumer, Cyclical	3.02%
Technology	1.36%
Other Assets in Excess of Liabilities, Net	0.69%
TOTAL NET ASSETS	100.00%

(a) Non-Income Producing Security

See accompanying notes.

Schedule of Investments
International Emerging Markets Account
September 30, 2015 (unaudited)

COMMON STOCKS - 97.75%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.47%			Diversified Financial Services (continued)
Multiplus SA	19,400	$158	Mega Financial Holding Co Ltd	1,524,484	$1,059
Smiles SA	33,295	252	Rural Electrification Corp Ltd	100,917	423
		$410	SinoPac Financial Holdings Co Ltd	1,221,000	387
					$4,629
Agriculture - 1.36%
KT&G Corp	12,564	1,183	Electric - 4.46%
			China Power International Development Ltd	1,223,000	798
			Huadian Power International Corp Ltd	1,115,119	875
Airlines - 1.49%			Huaneng Power International Inc	388,000	420
Air China Ltd	630,000	499	JSW Energy Ltd	235,817	339
Cathay Pacific Airways Ltd	214,000	403	Korea Electric Power Corp	35,268	1,454
China Eastern Airlines Corp Ltd (a)	666,000	398
		$1,300			$3,886
			Electronics - 3.34%
Apparel - 1.18%			Elite Material Co Ltd	203,000	448
Feng TAY Enterprise Co Ltd	85,078	530	FLEXium Interconnect Inc	103,106	282
Makalot Industrial Co Ltd	50,714	418	Hon Hai Precision Industry Co Ltd	486,521	1,271
Pou Chen Corp	53,000	80	Pegatron Corp	289,000	707
		$1,028	Zhen Ding Technology Holding Ltd	69,000	198
Automobile Manufacturers - 2.35%					$2,906
Ashok Leyland Ltd	532,653	753	Engineering & Construction - 3.48%
Ford Otomotiv Sanayi AS	15,577	166	Grupo Aeroportuario del Centro Norte Sab de	76,100	378
Maruti Suzuki India Ltd	15,753	1,129	CV (a)
		$2,048	Grupo Aeroportuario del Pacifico SAB de CV	82,400	717
Banks - 12.70%			Grupo Aeroportuario del Sureste SAB de CV	51,258	782
Abu Dhabi Commercial Bank PJSC	272,489	570	Hyundai Development Co-Engineering &	12,623	583
Axis Bank Ltd	39,345	298	Construction
Banco de Chile	5,250,201	547	Promotora y Operadora de Infraestructura	52,308	573
Bank Negara Indonesia Persero Tbk PT	1,295,300	367	SAB de CV (a)
Bank of China Ltd	1,597,800	689			$3,033
Barclays Africa Group Ltd	78,292	963	Food - 3.83%
China Construction Bank Corp	3,788,902	2,528	Gruma SAB de CV	81,000	1,114
Credicorp Ltd	4,645	494	JBS SA	242,525	1,027
FirstRand Ltd	243,556	865	Thai Union Group PCL (b)	122,500	62
Grupo Financiero Inbursa SAB de CV	135,200	279	Uni-President Enterprises Corp	653,160	1,135
HDFC Bank Ltd ADR	10,635	650			$3,338
Industrial & Commercial Bank of China Ltd	1,594,000	921
Industrial Bank of Korea	57,120	658	Forest Products & Paper - 0.94%
Turkiye Halk Bankasi AS	69,520	233	Mondi PLC	39,176	821
Turkiye Is Bankasi	205,788	321
Yes Bank Ltd	60,342	674	Gas - 0.49%
		$11,057	Korea Gas Corp	12,682	426
Beverages - 1.66%
Ambev SA	223,800	1,100	Healthcare - Services - 0.35%
Arca Continental SAB de CV	61,100	344	Netcare Ltd	117,651	309
		$1,444

Biotechnology - 0.49%			Holding Companies - Diversified - 1.16%
China Biologic Products Inc (a)	4,712	423	AVI Ltd	47,689	302
			KOC Holding AS	85,777	335
Chemicals - 2.81%			Siam Cement PCL/The	29,200	375
LG Chem Ltd	3,224	781			$1,012
Lotte Chemical Corp	2,651	608
PTT Global Chemical PCL (b)	217,500	323	Home Furnishings - 1.58%
UPL Ltd	105,121	737	Steinhoff International Holdings Ltd	223,622	1,373
		$2,449
			Insurance - 3.14%
Commercial Services - 0.85%			BB Seguridade Participacoes SA	97,900	610
TAL Education Group ADR(a)	10,897	350	China Taiping Insurance Holdings Co Ltd (a)	122,200	382
Zhejiang Expressway Co Ltd	356,000	389	PICC Property & Casualty Co Ltd	248,300	486
		$739	Ping An Insurance Group Co of China Ltd	69,000	345
Computers - 1.41%			Powszechny Zaklad Ubezpieczen SA	8,864	910
Infosys Ltd ADR	64,047	1,223			$2,733
			Internet - 4.68%
			Com2uSCorp (a)	3,223	317
Cosmetics & Personal Care - 0.10%
LG Household & Health Care Ltd	120	87	Tencent Holdings Ltd	178,000	3,001
			Vipshop Holdings Ltd ADR(a)	45,137	758
					$4,076
Diversified Financial Services - 5.32%
Fubon Financial Holding Co Ltd	827,000	1,295
Indiabulls Housing Finance Ltd	33,424	405
KB Financial Group Inc	35,681	1,060

See accompanying notes.

Schedule of Investments
International Emerging Markets Account
September 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value (000	's)

Leisure Products & Services - 0.49%			Telecommunications - 7.21%
China Travel International Investment Hong	1,158,000	$424	America Movil SAB de CV ADR	33,798		$559
Kong Ltd			Bharti Infratel Ltd	142,182		771
			China Mobile Ltd	236,459		2,831
			Chunghwa Telecom Co Ltd	218,000		655
Media - 1.79%			LG Uplus Corp	45,351		464
Naspers Ltd	12,440	1,559	Taiwan Mobile Co Ltd	83,000		254
			Telekomunikasi Indonesia Persero Tbk PT	4,092,100		739
Metal Fabrication & Hardware - 0.90%						$6,273
Catcher Technology Co Ltd	23,000	246
Hyosung Corp	5,643	539	Textiles - 0.34%
		$785	Welspun India Ltd	22,817		294

Mining - 0.96%			TOTAL COMMON STOCKS			$85,090
KGHM Polska Miedz SA	20,516	443	INVESTMENT COMPANIES - 0.94%	Shares Held	Value (000	's)
MMC Norilsk Nickel PJSC ADR	27,064	389
		$832	Publicly Traded Investment Fund - 0.94%
			BlackRock Liquidity Funds FedFund Portfolio	820,916		821
Miscellaneous Manufacturers - 1.57%
Largan Precision Co Ltd	11,000	859	TOTAL INVESTMENT COMPANIES			$821
SKC Co Ltd	15,801	510	PREFERRED STOCKS - 1.03%	Shares Held	Value (000	's)
		$1,369
			Banks - 0.98%
Oil & Gas - 7.26%			Itau Unibanco Holding SA	128,318		852
Bharat Petroleum Corp Ltd	32,516	422
China Petroleum & Chemical Corp	1,988,400	1,218
CNOOC Ltd	556,000	573	Media - 0.05%
Gazprom PAO ADR	103,872	419	Zee Entertainment Enterprises Ltd	3,223,416		43
GS Holdings Corp	13,907	537
Hindustan Petroleum Corp Ltd	62,060	732	TOTAL PREFERRED STOCKS			$895
Lukoil PJSC ADR	32,278	1,099	Total Investments			$86,806
MOL Hungarian Oil & Gas PLC	8,431	367	Other Assets in Excess of Liabilities, Net - 0.28%			$240
SK Innovation Co Ltd (a)	5,714	476	TOTAL NET ASSETS - 100.00%			$87,046
Tatneft PAO ADR	16,985	476
		$6,319
			(a) Non-Income Producing Security
Pharmaceuticals - 2.53%			(b)		Fair value of these investments is determined in good faith by the Manager
Aurobindo Pharma Ltd	113,896	1,339	under procedures established and periodically reviewed by the Board of
Sino Biopharmaceutical Ltd	332,000	411	Directors. At the end of the period, the fair value of these securities totaled
Wockhardt Ltd	19,351	451	$385 or 0.44% of net assets.
		$2,201

Real Estate - 1.35%
China Vanke Co Ltd	174,600	375	Portfolio Summary (unaudited)
Emlak Konut Gayrimenkul Yatirim Ortakligi	406,865	338	Country			Percent
AS			China			17.07%
Shimao Property Holdings Ltd	148,500	224	Taiwan, Province Of China			16.68%
Sino-Ocean Land Holdings Ltd	442,500	242	Korea, Republic Of			15.90%
		$1,179	India			13.11%
REITS - 0.54%			South Africa			7.61%
Mexico Real Estate Management SA de CV (a)	368,500	466	Mexico			7.24%
			Hong Kong			6.29%
			Brazil			4.59%
Retail - 3.68%			Russian Federation			2.74%
ANTA Sports Products Ltd	141,000	366	Turkey			1.60%
BGF retail Co Ltd	3,919	669	Poland			1.55%
Clicks Group Ltd	55,111	358	Indonesia			1.27%
GS Retail Co Ltd	6,393	330	United States			0.94%
Mr Price Group Ltd	4,931	69	Thailand			0.87%
Shinsegae Co Ltd	1,597	320	United Arab Emirates			0.65%
Wal-Mart de Mexico SAB de CV	441,000	1,088	Chile			0.63%
		$3,200	Peru			0.57%
			Hungary			0.41%
Semiconductors - 8.64%			Other Assets in Excess of Liabilities, Net			0.28%
Powertech Technology Inc	153,000	277
Samsung Electronics Co Ltd	2,489	2,388	TOTAL NET ASSETS			100.00%
Silicon Motion Technology Corp ADR	10,337	282
SK Hynix Inc	15,225	434
Taiwan Semiconductor Manufacturing Co Ltd	915,164	3,668
Win Semiconductors Corp (a)	422,505	469
		$7,518

Software - 0.85%
HCL Technologies Ltd	49,222	738

See accompanying notes.

Schedule of Investments
LargeCap Growth Account
September 30, 2015 (unaudited)

COMMON STOCKS - 97.96%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value (000	's)

Airlines - 4.48%			Pharmaceuticals (continued)
Delta Air Lines Inc	58,214	$2,612	Bristol-Myers Squibb Co	54,175		$3,207
United Continental Holdings Inc (a)	46,955	2,491	DexCom Inc (a)	7,133		613
		$5,103	Eli Lilly & Co	13,600		1,138
			McKesson Corp	14,435		2,671
Apparel - 6.19%						$11,756
NIKE Inc	38,870	4,780
Under Armour Inc (a)	23,526	2,277	Retail - 13.36%
		$7,057	L Brands Inc	24,706		2,227
			Starbucks Corp	56,418		3,207
Banks - 4.48%			Target Corp	44,747		3,520
Capital One Financial Corp	42,166	3,058	TJX Cos Inc/The	23,100		1,650
Morgan Stanley	64,900	2,044	Ulta Salon Cosmetics & Fragrance Inc (a)	18,816		3,073
		$5,102	Yum! Brands Inc	19,500		1,559
Beverages - 1.72%						$15,236
Constellation Brands Inc	15,711	1,967	Semiconductors - 4.14%
			Avago Technologies Ltd	6,711		839
Biotechnology - 6.68%			Lam Research Corp	21,379		1,397
Alexion Pharmaceuticals Inc (a)	6,515	1,019	NXP Semiconductors NV (a)	28,509		2,482
Gilead Sciences Inc	52,527	5,157				$4,718
Illumina Inc (a)	8,167	1,436
			Software - 3.24%
		$7,612	Activision Blizzard Inc	28,800		890
Building Materials - 0.69%			ServiceNow Inc (a)	23,493		1,632
Masco Corp	31,200	786	Tableau Software Inc (a)	14,634		1,167
						$3,689

Chemicals - 3.23%			Telecommunications - 2.32%
PPG Industries Inc	42,033	3,686	Palo Alto Networks Inc (a)	9,037		1,554
			T-Mobile US Inc (a)	27,382		1,090
						$2,644
Commercial Services - 6.95%			TOTAL COMMON STOCKS			$111,667
FleetCor Technologies Inc (a)	9,372	1,290
MasterCard Inc	43,598	3,929	INVESTMENT COMPANIES - 2.04%	Shares Held	Value (000	's)
McGraw Hill Financial Inc	19,592	1,695	Publicly Traded Investment Fund - 2.04%
PayPal Holdings Inc (a)	32,400	1,005	BlackRock Liquidity Funds FedFund Portfolio	2,329,749		2,330
		$7,919

Computers - 6.42%			TOTAL INVESTMENT COMPANIES			$2,330
Apple Inc	66,322	7,315	Total Investments			$113,997
			Liabilities in Excess of Other Assets, Net - 0.00%			$(1)
			TOTAL NET ASSETS - 100.00%			$113,996
Cosmetics & Personal Care - 1.60%
Estee Lauder Cos Inc/The	22,563	1,820
			(a) Non-Income Producing Security
Diversified Financial Services - 3.41%
Visa Inc	55,740	3,883
			Portfolio Summary (unaudited)
Food - 0.87%			Sector			Percent
Mondelez International Inc	23,837	998	Consumer, Non-cyclical			30.68%
			Consumer, Cyclical			27.94%
			Technology			13.80%
Healthcare - Products - 2.55%			Communications			13.73%
Edwards Lifesciences Corp (a)	12,707	1,807	Financial			7.89%
Intuitive Surgical Inc (a)	2,390	1,098	Basic Materials			3.23%
		$2,905	Exchange Traded Funds			2.04%
Internet - 11.41%			Industrial			0.69%
Amazon.com Inc (a)	6,337	3,244	Liabilities in Excess of Other Assets, Net			0.00%
Facebook Inc (a)	45,482	4,089	TOTAL NET ASSETS			100.00%
Google Inc - A Shares (a)	1,854	1,184
Netflix Inc (a)	13,919	1,437
Priceline Group Inc/The (a)	1,496	1,850
Splunk Inc (a)	21,762	1,204
		$13,008

Leisure Products & Services - 2.44%
Royal Caribbean Cruises Ltd	31,262	2,785

Lodging - 1.47%
Hilton Worldwide Holdings Inc	73,133	1,678

Pharmaceuticals - 10.31%
Allergan PLC (a)	10,655	2,896
AmerisourceBergen Corp	12,960	1,231

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
September 30, 2015 (unaudited)

COMMON STOCKS - 96.85%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.07%			Beverages (continued)
Interpublic Group of Cos Inc/The	1,680	$32	Monster Beverage Corp (a)	398	$54
Nielsen Holdings PLC	675	30	PepsiCo Inc	6,038	569
Omnicom Group Inc	1,588	105			$1,837
		$167	Biotechnology - 5.89%
Aerospace & Defense - 1.97%			Alexion Pharmaceuticals Inc (a)	31,463	4,921
B/E Aerospace Inc	383	17	Alnylam Pharmaceuticals Inc (a)	215	17
Boeing Co/The	31,574	4,135	Amgen Inc	2,766	383
General Dynamics Corp	536	74	Biogen Inc (a)	3,456	1,009
Harris Corp	115	8	BioMarin Pharmaceutical Inc (a)	6,089	641
Lockheed Martin Corp	528	110	Bluebird Bio Inc (a)	123	10
Northrop Grumman Corp	339	56	Celgene Corp (a)	19,073	2,063
Rockwell Collins Inc	510	42	Charles River Laboratories International Inc	184	12
Spirit AeroSystems Holdings Inc (a)	542	26	(a)
TransDigm Group Inc (a)	203	43	Gilead Sciences Inc	20,349	1,998
United Technologies Corp	428	38	Illumina Inc (a)	528	93
		$4,549	Incyte Corp (a)	6,264	691
			Intercept Pharmaceuticals Inc (a)	62	10
Agriculture - 0.33%			Intrexon Corp (a)	180	6
Altria Group Inc	7,706	419	Isis Pharmaceuticals Inc (a)	426	17
Philip Morris International Inc	2,078	165	Juno Therapeutics Inc (a)	46	2
Reynolds American Inc	4,109	182	Medivation Inc (a)	566	24
		$766	Puma Biotechnology Inc (a)	97	7
			Regeneron Pharmaceuticals Inc (a)	1,986	924
Airlines - 1.36%			Seattle Genetics Inc (a)	319	12
Alaska Air Group Inc	6,328	503	United Therapeutics Corp (a)	166	22
American Airlines Group Inc	50,349	1,955	Vertex Pharmaceuticals Inc (a)	6,989	728
Delta Air Lines Inc	3,379	151
JetBlue Airways Corp (a),(b)	544	14			$13,590
Southwest Airlines Co	2,962	113	Building Materials - 0.69%
United Continental Holdings Inc (a)	7,676	407	Martin Marietta Materials Inc	40	6
		$3,143	Vulcan Materials Co	17,685	1,578
Apparel - 1.57%					$1,584
Carter's Inc	226	21	Chemicals - 1.78%
Hanesbrands Inc	32,356	936	Air Products & Chemicals Inc	726	93
Michael Kors Holdings Ltd (a)	733	31	Airgas Inc	84	7
NIKE Inc	6,656	819	Ashland Inc	40	4
Ralph Lauren Corp	35	4	Axalta Coating Systems Ltd (a)	436	11
Skechers U.S.A. Inc (a)	173	23	Celanese Corp	67	4
Under Armour Inc (a)	17,736	1,716	CF Industries Holdings Inc	879	39
VF Corp	901	62	Chemours Co/The	491	3
		$3,612	Dow Chemical Co/The	870	37
Automobile Manufacturers - 0.52%			Eastman Chemical Co	179	12
PACCAR Inc	1,495	78	Ecolab Inc	27,351	3,001
Tesla Motors Inc (a)	4,479	1,113	EI du Pont de Nemours & Co	1,788	86
		$1,191	FMC Corp	340	12
			Huntsman Corp	615	6
Automobile Parts & Equipment - 0.45%			International Flavors & Fragrances Inc	314	32
Allison Transmission Holdings Inc	436	12	LyondellBasell Industries NV	1,705	142
BorgWarner Inc	9,544	397	Monsanto Co	1,285	110
Delphi Automotive PLC	1,655	126	NewMarket Corp	34	12
Johnson Controls Inc	362	15	Platform Specialty Products Corp (a),(b)	122	2
Lear Corp	250	27	PPG Industries Inc	1,149	101
Mobileye NV (a)	9,000	409	Praxair Inc	640	65
Visteon Corp (a)	175	18	RPM International Inc	516	22
WABCO Holdings Inc (a)	221	23	Sherwin-Williams Co/The	1,115	248
		$1,027	Sigma-Aldrich Corp	268	37
			Valspar Corp/The	320	23
Banks - 1.63%					$4,109
Bank of New York Mellon Corp/The	926	36
Morgan Stanley	79,800	2,514	Commercial Services - 1.43%
Signature Bank/New York NY (a)	175	24	Aaron's Inc	149	5
State Street Corp	17,600	1,183	Automatic Data Processing Inc	1,022	82
SVB Financial Group (a)	124	14	Avis Budget Group Inc (a)	384	17
		$3,771	Booz Allen Hamilton Holding Corp	474	12
			Cintas Corp	386	33
Beverages - 0.80%			CoStar Group Inc (a)	121	21
Brown-Forman Corp - A Shares	119	13	Equifax Inc	466	45
Brown-Forman Corp - B Shares	429	41	FleetCor Technologies Inc (a)	15,096	2,077
Coca-Cola Co/The	10,561	424	Gartner Inc (a)	335	28
Coca-Cola Enterprises Inc	893	43	Global Payments Inc	267	31
Constellation Brands Inc	684	86	KAR Auction Services Inc	296	11
Dr Pepper Snapple Group Inc	1,609	127	MasterCard Inc	4,556	411
Keurig Green Mountain Inc	9,197	480	McGraw Hill Financial Inc	730	63

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
September 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Commercial Services (continued)			Diversified Financial Services (continued)
Moody's Corp	473	$47	Intercontinental Exchange Inc	5,905	$1,388
Morningstar Inc	118	10	Invesco Ltd	241	7
PayPal Holdings Inc (a)	3,282	102	Lazard Ltd	475	21
Quanta Services Inc (a)	195	5	Legg Mason Inc	128	5
Robert Half International Inc	554	28	LPL Financial Holdings Inc	329	13
Rollins Inc	430	12	Santander Consumer USA Holdings Inc (a)	111	2
RR Donnelley & Sons Co	682	10	T Rowe Price Group Inc	1,167	81
Sabre Corp	451	12	TD Ameritrade Holding Corp	23,836	759
Service Corp International/US	858	23	Visa Inc	126,548	8,815
ServiceMaster Global Holdings Inc (a)	460	15	Waddell & Reed Financial Inc	317	11
Total System Services Inc	870	40			$15,095
Towers Watson & Co	76	9
United Rentals Inc (a)	363	22	Electric - 0.01%
Vantiv Inc (a)	584	26	Calpine Corp (a)	168	3
Verisk Analytics Inc (a)	658	49	Dominion Resources Inc/VA	115	8
Western Union Co/The	2,038	37	ITC Holdings Corp	223	7
WEX Inc (a)	153	13			$18
		$3,296	Electrical Components & Equipment - 0.06%
Computers - 5.72%			Acuity Brands Inc	173	30
Accenture PLC - Class A	3,271	321	AMETEK Inc	932	49
Apple Inc	63,113	6,961	Emerson Electric Co	1,228	54
Cadence Design Systems Inc (a)	1,203	25	Hubbell Inc	47	4
Cognizant Technology Solutions Corp (a)	47,627	2,982			$137
DST Systems Inc	123	13	Electronics - 2.03%
EMC Corp/MA	3,697	89	Allegion PLC	403	23
Fortinet Inc (a)	563	24	Amphenol Corp	55,748	2,841
Genpact Ltd (a)	99,313	2,345	FLIR Systems Inc	421	12
IHS Inc (a)	238	28	Gentex Corp	802	12
International Business Machines Corp	2,393	347	GoPro Inc (a)	362	11
Jack Henry & Associates Inc	340	24	Honeywell International Inc	3,048	289
NetApp Inc	380	11	Jabil Circuit Inc	224	5
Synopsys Inc (a)	121	6	Keysight Technologies Inc (a)	570	18
Teradata Corp (a)	462	13	Mettler-Toledo International Inc (a)	100	28
VeriFone Systems Inc (a)	447	12	National Instruments Corp	47,579	1,322
		$13,201	PerkinElmer Inc	68	3
Consumer Products - 0.08%			Thermo Fisher Scientific Inc	483	59
			Trimble Navigation Ltd (a)	100	2
Avery Dennison Corp	343	19
			Tyco International PLC	981	33
Church & Dwight Co Inc	497	42	Waters Corp (a)	297	35
Clorox Co/The	277	32
Kimberly-Clark Corp	783	85			$4,693
Spectrum Brands Holdings Inc	131	12	Engineering & Construction - 0.01%
		$190	AECOM (a)	123	3
			SBA Communications Corp (a)	166	18
Cosmetics & Personal Care - 1.87%			TopBuild Corp (a)	188	6
Colgate-Palmolive Co	3,447	219
Estee Lauder Cos Inc/The	50,632	4,085			$27
		$4,304	Entertainment - 0.01%
Distribution & Wholesale - 1.03%			Gaming and Leisure Properties Inc	104	3
Fastenal Co	59,681	2,185	Regal Entertainment Group	460	8
Fossil Group Inc (a)	149	8	Six Flags Entertainment Corp	280	13
Genuine Parts Co	554	46			$24
HD Supply Holdings Inc (a)	698	20	Environmental Control - 1.59%
Ingram Micro Inc	105	3	Clean Harbors Inc (a)	204	9
LKQ Corp (a)	1,185	34	Stericycle Inc (a)	26,196	3,650
Watsco Inc	114	13	Waste Management Inc	111	5
WW Grainger Inc	320	69			$3,664
		$2,378
			Food - 0.28%
Diversified Financial Services - 6.54%			Campbell Soup Co	426	21
Affiliated Managers Group Inc (a)	202	35	ConAgra Foods Inc	167	7
Alliance Data Systems Corp (a)	414	107	Flowers Foods Inc	642	16
American Express Co	447	33	General Mills Inc	1,613	90
Ameriprise Financial Inc	657	72	Hain Celestial Group Inc/The (a)	371	19
Artisan Partners Asset Management Inc	153	5	Hershey Co/The	541	50
BlackRock Inc	161	48	Hormel Foods Corp	534	34
CBOE Holdings Inc	328	22	Ingredion Inc	78	7
Charles Schwab Corp/The	126,870	3,624	Kellogg Co	599	40
CoreLogic Inc/United States (a)	252	9	Kraft Heinz Co/The	2,197	155
Credit Acceptance Corp (a)	44	9	Kroger Co/The	2,653	96
Eaton Vance Corp	421	14	McCormick & Co Inc/MD	486	40
Federated Investors Inc	403	12	Pilgrim's Pride Corp	194	4
Interactive Brokers Group Inc - A Shares	75	3	Sysco Corp	483	19

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
September 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Food (continued)			Home Furnishings - 0.03%
Tyson Foods Inc	148	$6	Harman International Industries Inc	276	$26
Whole Foods Market Inc	1,266	40	Leggett & Platt Inc	579	24
		$644	Tempur Sealy International Inc (a)	237	17
			Whirlpool Corp	39	6
Forest Products & Paper - 0.03%					$73
International Paper Co	1,779	67
			Housewares - 0.02%
			Newell Rubbermaid Inc	566	22
Hand & Machine Tools - 0.03%			Toro Co/The	241	17
Lincoln Electric Holdings Inc	288	15
Regal Beloit Corp	44	2	Tupperware Brands Corp	213	11
Snap-on Inc	231	35			$50
Stanley Black & Decker Inc	253	25	Insurance - 0.12%
		$77	AmTrust Financial Services Inc	46	3
Healthcare - Products - 5.78%			Aon PLC	1,198	106
Align Technology Inc (a)	307	17	Arthur J Gallagher & Co	341	14
			Berkshire Hathaway Inc - Class B (a)	532	69
Baxter International Inc	921	30	Markel Corp (a)	8	7
Becton Dickinson and Co	4,958	658	Erie Indemnity Co	120	10
Bio-Techne Corp	59	5
Boston Scientific Corp (a)	301	5	Marsh & McLennan Cos Inc	1,492	78
Bruker Corp (a)	433	7			$287
Cooper Cos Inc/The	124	18	Internet - 16.76%
CR Bard Inc	280	52	Amazon.com Inc (a)	22,022	11,272
Danaher Corp	83,161	7,087	CDW Corp/DE	526	22
DENTSPLY International Inc	187	9	Dropbox Inc (a),(b),(c),(d)	1,434	27
Edwards Lifesciences Corp (a)	286	41	eBay Inc (a)	7,319	179
Henry Schein Inc (a)	319	42	Expedia Inc	381	45
Hill-Rom Holdings Inc	249	13	F5 Networks Inc (a)	357	41
Hologic Inc (a)	945	37	Facebook Inc (a)	81,450	7,322
IDEXX Laboratories Inc (a)	353	26	FireEye Inc (a)	487	16
Intuitive Surgical Inc (a)	11,099	5,101	Flipkart Online Services Pvt Ltd (a),(b),(c),(d)	194	28
Patterson Cos Inc	240	10	Google Inc - A Shares (a)	9,510	6,071
ResMed Inc	545	28	Google Inc - C Shares (a)	7,118	4,331
Sirona Dental Systems Inc (a)	214	20	HomeAway Inc (a)	169	4
St Jude Medical Inc	736	46	IAC/InterActiveCorp	304	20
Stryker Corp	456	43	Liberty Ventures (a)	548	22
Varian Medical Systems Inc (a)	387	29	LinkedIn Corp (a)	5,491	1,044
VWR Corp (a)	96	3	Netflix Inc (a)	4,245	438
Zimmer Biomet Holdings Inc	30	3	Priceline Group Inc/The (a)	3,441	4,256
		$13,330	Splunk Inc (a)	464	26
			Tencent Holdings Ltd ADR	43,700	738
Healthcare - Services - 3.68%			TripAdvisor Inc (a)	43,367	2,733
Acadia Healthcare Co Inc (a)	189	12
			VeriSign Inc (a)	417	29
Aetna Inc	427	47
Anthem Inc	12,047	1,687			$38,664
Centene Corp (a)	471	26	Iron & Steel - 0.00%
Cigna Corp	6,732	909	Steel Dynamics Inc	167	3
DaVita HealthCare Partners Inc (a)	32,299	2,336
Envision Healthcare Holdings Inc (a)	715	26
HCA Holdings Inc (a)	236	18	Leisure Products & Services - 0.37%
Health Net Inc/CA (a)	79	5	Brunswick Corp/DE	292	14
Humana Inc	5,869	1,050	Harley-Davidson Inc	426	23
Laboratory Corp of America Holdings (a)	134	15	Jarden Corp (a)	827	40
LifePoint Health Inc (a)	52	4	Norwegian Cruise Line Holdings Ltd (a)	491	28
MEDNAX Inc (a)	216	17	Polaris Industries Inc	257	31
Premier Inc (a)	234	8	Royal Caribbean Cruises Ltd	8,000	713
Tenet Healthcare Corp (a)	390	14			$849
UnitedHealth Group Inc	19,911	2,310	Lodging - 1.26%
Universal Health Services Inc	84	10	Choice Hotels International Inc	220	10
		$8,494	Hilton Worldwide Holdings Inc	62,566	1,436
Holding Companies - Diversified - 0.00%			Las Vegas Sands Corp	975	37
Leucadia National Corp	191	4	Marriott International Inc/MD	558	38
			MGM Resorts International (a)	70,729	1,305
			Starwood Hotels & Resorts Worldwide Inc	647	43
Home Builders - 0.03%			Wyndham Worldwide Corp	474	34
DR Horton Inc	588	17			$2,903
Lennar Corp - A Shares	257	12
Lennar Corp - B Shares	90	4	Machinery - Construction & Mining - 0.01%
NVR Inc (a)	17	26	Caterpillar Inc	495	32
Thor Industries Inc	208	11
Toll Brothers Inc (a)	318	11	Machinery - Diversified - 0.84%
		$81	Cognex Corp	344	12
			Cummins Inc	635	69
			Deere & Co	148	11

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
September 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Machinery - Diversified (continued)			Oil & Gas Services - 0.89%
Flowserve Corp	15,383	$633	FMC Technologies Inc (a)	64,763	$2,008
Graco Inc	249	17	Oceaneering International Inc	107	4
IDEX Corp	292	21	Schlumberger Ltd	409	28
Middleby Corp/The (a)	233	24	Targa Resources Corp	114	6
Nordson Corp	245	15			$2,046
Rockwell Automation Inc	666	67
Roper Technologies Inc	98	15	Packaging & Containers - 0.06%
Wabtec Corp/DE	11,782	1,038	Ball Corp	529	33
Zebra Technologies Corp (a)	193	15	Bemis Co Inc	100	4
			Crown Holdings Inc (a)	250	11
		$1,937	Graphic Packaging Holding Co	934	12
Media - 0.69%			Owens-Illinois Inc (a)	63	1
AMC Networks Inc (a)	256	19	Packaging Corp of America	381	23
Cablevision Systems Corp	238	8	Sealed Air Corp	808	38
CBS Corp	1,312	52	Silgan Holdings Inc	196	10
Comcast Corp - Class A	7,873	448	WestRock Co	349	18
Comcast Corp - Special Class A	918	52			$150
Discovery Communications Inc - A Shares (a)	500	13
Discovery Communications Inc - C Shares (a)	942	23	Pharmaceuticals - 8.34%
DISH Network Corp (a)	558	33	AbbVie Inc	6,369	347
			Agios Pharmaceuticals Inc (a)	100	7
FactSet Research Systems Inc	228	36	Akorn Inc (a)	305	9
Scripps Networks Interactive Inc	367	18	Alkermes PLC (a)	443	26
Sirius XM Holdings Inc (a)	8,971	34
Starz (a)	360	13	Allergan PLC (a)	9,529	2,590
Time Warner Cable Inc	762	137	AmerisourceBergen Corp	937	89
Time Warner Inc	1,150	79	Baxalta Inc	1,246	39
Twenty-First Century Fox Inc - A Shares	2,274	61	Bristol-Myers Squibb Co	68,614	4,062
Twenty-First Century Fox Inc - B Shares	1,293	35	Cardinal Health Inc	1,375	106
Viacom Inc	64	3	Eli Lilly & Co	16,260	1,361
			Endo International PLC (a)	265	18
Viacom Inc	1,291	56	Express Scripts Holding Co (a)	47,944	3,881
Walt Disney Co/The	4,569	467	Herbalife Ltd (a)	275	15
		$1,587	Jazz Pharmaceuticals PLC (a)	220	29
Metal Fabrication & Hardware - 0.01%			Johnson & Johnson	1,304	122
Precision Castparts Corp	67	15	Mallinckrodt PLC (a)	155	10
Valmont Industries Inc	15	2	McKesson Corp	7,810	1,445
		$17	Mead Johnson Nutrition Co	39,192	2,759
			Merck & Co Inc	1,161	57
Mining - 0.01%			Mylan NV (a)	1,285	52
Compass Minerals International Inc	151	12	OPKO Health Inc (a)	1,180	10
Tahoe Resources Inc	257	2	Perrigo Co PLC	93	15
		$14	Quintiles Transnational Holdings Inc (a)	264	18
Miscellaneous Manufacturers - 1.10%			Valeant Pharmaceuticals International Inc (a)	11,700	2,087
3M Co	1,708	242	VCA Inc (a)	314	17
AO Smith Corp	317	21	Zoetis Inc	1,802	74
AptarGroup Inc	84	6			$19,245
Carlisle Cos Inc	88	8	Pipelines - 0.05%
Colfax Corp (a)	39,598	1,184
			ONEOK Inc	323	10
Donaldson Co Inc	480	13	Williams Cos Inc/The	2,791	103
Illinois Tool Works Inc	1,337	110			$113
Ingersoll-Rand PLC	53	3
Parker-Hannifin Corp	251	24	Real Estate - 0.03%
Textron Inc	24,525	923	CBRE Group Inc (a)	1,094	35
		$2,534	Jones Lang LaSalle Inc	128	19
			Realogy Holdings Corp (a)	249	9
Office & Business Equipment - 0.00%					$63
Pitney Bowes Inc	486	10
			REITS - 0.38%
			American Tower Corp	1,143	101
Oil & Gas - 0.66%			Boston Properties Inc	699	83
Cabot Oil & Gas Corp	1,514	33	Columbia Property Trust Inc	95	2
Cimarex Energy Co	7,080	725
Continental Resources Inc/OK (a)	125	4	Crown Castle International Corp	890	70
			Digital Realty Trust Inc	299	20
CVR Energy Inc	43	2	Empire State Realty Trust Inc	326	6
EOG Resources Inc	211	15
EQT Corp	6,000	389	Equinix Inc	242	66
			Equity LifeStyle Properties Inc	329	19
HollyFrontier Corp	124	6	Extra Space Storage Inc	468	36
Marathon Petroleum Corp	253	12
Murphy USA Inc (a)	87	5	Federal Realty Investment Trust	260	36
			Healthcare Trust of America Inc	102	3
Pioneer Natural Resources Co	2,600	316	Iron Mountain Inc	349	11
Range Resources Corp	69	2
Tesoro Corp	47	5	Lamar Advertising Co	313	16
			Omega Healthcare Investors Inc	241	8
		$1,514	Plum Creek Timber Co Inc	308	12
			Post Properties Inc	114	7

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
September 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

REITS (continued)			Semiconductors (continued)
Public Storage	639	$135	Lam Research Corp	440	$29
Simon Property Group Inc	838	154	Linear Technology Corp	912	37
Tanger Factory Outlet Centers Inc	429	14	Maxim Integrated Products Inc	398	13
Taubman Centers Inc	117	8	Microchip Technology Inc	786	34
Welltower Inc	877	59	Micron Technology Inc (a)	1,236	18
Weyerhaeuser Co	231	6	NXP Semiconductors NV (a)	31,225	2,719
		$872	ON Semiconductor Corp (a)	1,482	14
			Qorvo Inc (a)	568	26
Retail - 7.26%			QUALCOMM Inc	661	35
Advance Auto Parts Inc	280	53	Skyworks Solutions Inc	509	43
AutoNation Inc (a)	314	18
AutoZone Inc (a)	86	62	Texas Instruments Inc	5,373	266
Bed Bath & Beyond Inc (a)	673	38	Xilinx Inc	288	12
Brinker International Inc	272	14			$3,844
CarMax Inc (a)	10,779	639	Shipbuilding - 0.01%
Chipotle Mexican Grill Inc (a)	1,236	890	Huntington Ingalls Industries Inc	207	22
Coach Inc	240	7
Copart Inc (a)	532	18
			Software - 7.18%
Costco Wholesale Corp	23,093	3,338	Adobe Systems Inc (a)	1,352	111
CVS Health Corp	4,530	437	Akamai Technologies Inc (a)	27,120	1,874
Darden Restaurants Inc	157	11	Allscripts Healthcare Solutions Inc (a)	402	5
Dick's Sporting Goods Inc	289	14	ANSYS Inc (a)	20,504	1,807
Dillard's Inc	46	4	Autodesk Inc (a)	642	28
Dollar General Corp	1,824	132	Black Knight Financial Services Inc (a)	162	5
Dollar Tree Inc (a)	1,493	100
Domino's Pizza Inc	227	25	Broadridge Financial Solutions Inc	495	27
			CDK Global Inc	629	30
DSW Inc	144	4	Cerner Corp (a)	798	48
Dunkin' Brands Group Inc	380	19	Citrix Systems Inc (a)	621	43
Foot Locker Inc	613	44

Gap Inc/The	964	27	Dun & Bradstreet Inc Corp/The	68	7
GNC Holdings Inc	364	15	Electronic Arts (a)	2,396	162
			Fidelity National Information Services Inc	322	22
Home Depot Inc/The	5,289	611	Fiserv Inc (a)	1,787	155
L Brands Inc	660	60	IMS Health Holdings Inc (a)	522	15
Liberty Interactive Corp QVC Group (a)	842	22
			Inovalon Holdings Inc (a)	189	4
Lowe's Cos Inc	25,676	1,770
lululemon athletica Inc (a)	419	21	Intuit Inc	735	65
Macy's Inc	1,778	91	King Digital Entertainment PLC	500	7
McDonald's Corp	2,581	254	Microsoft Corp	57,453	2,543
Michaels Cos Inc/The (a)	390	9	MSCI Inc	440	26
			NetSuite Inc (a)	22,035	1,848
Nordstrom Inc	555	40
Nu Skin Enterprises Inc	106	4	Oracle Corp	9,105	329
O'Reilly Automotive Inc (a)	597	149	Paychex Inc	1,085	52
			PTC Inc (a)	458	15
Panera Bread Co (a)	105	20
			Rackspace Hosting Inc (a)	495	12
Penske Automotive Group Inc	139	7	Red Hat Inc (a)	14,300	1,028
Rite Aid Corp (a)	2,463	15
			salesforce.com inc (a)	71,067	4,934
Ross Stores Inc	2,624	127	ServiceNow Inc (a)	12,568	872
Sally Beauty Holdings Inc (a)	669	16
			SolarWinds Inc (a)	291	11
Signet Jewelers Ltd	316	43	SS&C Technologies Holdings Inc	296	21
Starbucks Corp	103,385	5,877	Tableau Software Inc (a)	186	15
Target Corp	1,022	80	Ultimate Software Group Inc/The (a)	110	20
Tiffany & Co	327	25	Veeva Systems Inc (a)	338	8
TJX Cos Inc/The	1,836	131	VMware Inc (a)	324	26
Tractor Supply Co	13,934	1,175	Workday Inc (a)	5,687	392
Ulta Salon Cosmetics & Fragrance Inc (a)	255	42
Urban Outfitters Inc (a)	437	13			$16,567
Vista Outdoor Inc (a)	89	4	Telecommunications - 0.73%
Walgreens Boots Alliance Inc	1,236	103	Arista Networks Inc (a)	166	10
Williams-Sonoma Inc	373	28	ARRIS Group Inc (a)	141	4
World Fuel Services Corp	81	3	AT&T Inc	2,427	79
Yum! Brands Inc	1,170	94	CommScope Holding Co Inc (a)	253	8
		$16,743	Juniper Networks Inc	371	9
			Level 3 Communications Inc (a)	158	7
Semiconductors - 1.67%			Motorola Solutions Inc	773	53
Altera Corp	270	13	Palo Alto Networks Inc (a)	2,100	361
Analog Devices Inc	765	43	T-Mobile US Inc (a)	17,300	689
Applied Materials Inc	1,944	29
			Verizon Communications Inc	10,194	443
ASML Holding NV - NY Reg Shares	2,700	238	Zayo Group Holdings Inc (a)	440	11
Atmel Corp	1,498	12
Avago Technologies Ltd	771	96			$1,674
Broadcom Corp	116	6	Textiles - 0.01%
Freescale Semiconductor Ltd (a)	406	15	Mohawk Industries Inc (a)	173	31
Intel Corp	3,449	104
IPG Photonics Corp (a)	165	13
KLA-Tencor Corp	588	29

See accompanying notes.

     Schedule of Investments LargeCap Growth Account I

September 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)

Toys, Games & Hobbies - 0.01%
Hasbro Inc	373	$27

Transportation - 1.08%
Canadian Pacific Railway Ltd	5,600	804
CH Robinson Worldwide Inc	579	39
CSX Corp	1,468	40
Expeditors International of Washington Inc	762	36
FedEx Corp	7,073	1,018
Genesee & Wyoming Inc (a)	90	5
JB Hunt Transport Services Inc	370	26
Landstar System Inc	198	13
Old Dominion Freight Line Inc (a)	291	18
Teekay Corp	112	3
Union Pacific Corp	3,328	294
United Parcel Service Inc	1,889	187
		$2,483
TOTAL COMMON STOCKS		$223,424
INVESTMENT COMPANIES - 2.48%	Shares Held	Value (000	's)

Publicly Traded Investment Fund - 2.48%
BlackRock Liquidity Funds FedFund Portfolio	1,699,334	1,699
Cash Account Trust - Government & Agency	319,017	319
Portfolio - Government Cash Managed
First American Government Obligations Fund	3,699,381	3,700
		$5,718
TOTAL INVESTMENT COMPANIES		$5,718
CONVERTIBLE PREFERRED STOCKS -
0.39%	Shares Held	Value (000	's)

Internet - 0.39%
Airbnb Inc - Series D (a),(b),(c),(d)	3,936	366
Airbnb Inc - Series E (a),(c),(d)	1,119	104
Dropbox Inc (a),(b),(c),(d)	8,228	158
Flipkart Online Services Pvt Ltd Series A	68	10
(a),(b),(c),(d)
Flipkart Online Services Pvt Ltd Series C	117	17
(a),(b),(c),(d)
Flipkart Online Services Pvt Ltd Series E	220	31
(a),(b),(c),(d)
Uber Technologies Inc (a),(b),(c),(d)	5,740	217
		$903
TOTAL CONVERTIBLE PREFERRED STOCKS		$903
PREFERRED STOCKS - 0.06%	Shares Held	Value (000	's)

Internet - 0.06%
Flipkart Online Services Pvt Ltd Series G	985	140
(a),(b),(c),(d)

TOTAL PREFERRED STOCKS		$140
Total Investments		$230,185
Other Assets in Excess of Liabilities, Net - 0.22%		$516
TOTAL NET ASSETS - 100.00%		$230,701

Portfolio Summary (unaudited)

Sector	Percent
Consumer, Non-cyclical	28.50%
Communications	18.70%
Technology	14.55%
Consumer, Cyclical	13.92%
Industrial	9.50%
Financial	8.70%
Exchange Traded Funds	2.48%
Basic Materials	1.82%
Energy	1.60%
Utilities	0.01%
Diversified	0.00%
Other Assets in Excess of Liabilities, Net	0.22%
TOTAL NET ASSETS	100.00%

(a)	Non-Income Producing Security
(b)	Security is Illiquid. At the end of the period, the value of these securities totaled $1,010 or 0.44% of net assets.
(c)	Restricted Security. Please see Restricted Security Sub-Schedule for more information.
(d)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $1,098 or 0.48% of net assets.

Restricted Securities

Security Name	Trade Date	Cost	Value	Percent of Net Assets
Airbnb Inc - Series D	04/16/2014	$160	$366	0.16%
Airbnb Inc - Series E	07/14/2015	104	104	0.05%
Dropbox Inc	11/07/2014	27	27	0.01%
Dropbox Inc	01/30/2014	157	158	0.07%
Flipkart Online Services Pvt Ltd	03/19/2015	22	28	0.01%
Flipkart Online Services Pvt Ltd Series A	03/19/2015	8	10	0.00%

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
September 30, 2015 (unaudited)

Restricted Securities (continued)

Security Name	Trade Date		Cost			Value	Percent of Net Assets
Flipkart Online Services Pvt Ltd Series C	03/19/2015			$14		$17	0.01%
Flipkart Online Services Pvt Ltd Series E	03/19/2015			25		31	0.01%
Flipkart Online Services Pvt Ltd Series G	12/17/2014			118		140	0.06%
Uber Technologies Inc	12/05/2014			191		217	0.09%

Amounts in thousands

Futures Contracts

							Unrealized
Type	Long/Short	Contracts	Notional Value		Fair Value	Appreciation/(Depreciation)
S&P 500 Emini; December 2015	Long	64	$6,207		$6,108		$(99)
Total							$(99)

Amounts in thousands except contracts

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Index Account
September 30, 2015 (unaudited)

COMMON STOCKS - 99.45%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.23%			Beverages - 2.29%
Interpublic Group of Cos Inc/The	46,232	$884	Brown-Forman Corp - B Shares	11,953	$1,158
Nielsen Holdings PLC	41,327	1,838	Coca-Cola Co/The	441,035	17,694
Omnicom Group Inc	27,368	1,804	Coca-Cola Enterprises Inc	23,742	1,148
		$4,526	Constellation Brands Inc	19,374	2,426
			Dr Pepper Snapple Group Inc	21,503	1,700
Aerospace & Defense - 2.03%			Keurig Green Mountain Inc	13,536	706
Boeing Co/The	71,954	9,423	Molson Coors Brewing Co	17,803	1,478
General Dynamics Corp	34,174	4,714	Monster Beverage Corp (a)	17,130	2,315
Harris Corp	13,976	1,022	PepsiCo Inc	165,486	15,605
L-3 Communications Holdings Inc	9,049	946			$44,230
Lockheed Martin Corp	30,085	6,237
Northrop Grumman Corp	21,110	3,503	Biotechnology - 2.92%
Raytheon Co	34,195	3,736	Alexion Pharmaceuticals Inc (a)	25,476	3,984
Rockwell Collins Inc	14,844	1,215	Amgen Inc	85,418	11,815
United Technologies Corp	93,305	8,303	Biogen Inc (a)	26,492	7,731
		$39,099	Celgene Corp (a)	89,056	9,633
			Gilead Sciences Inc	165,329	16,234
Agriculture - 1.70%			Regeneron Pharmaceuticals Inc (a)	8,710	4,051
Altria Group Inc	220,877	12,016	Vertex Pharmaceuticals Inc (a)	27,561	2,870
Archer-Daniels-Midland Co	68,598	2,843			$56,318
Philip Morris International Inc	174,520	13,844
Reynolds American Inc	93,375	4,134	Building Materials - 0.18%
		$32,837	Martin Marietta Materials Inc	7,547	1,147
			Masco Corp	38,746	976
Airlines - 0.62%			Vulcan Materials Co	15,003	1,338
American Airlines Group Inc	75,682	2,939			$3,461
Delta Air Lines Inc	89,603	4,020
Southwest Airlines Co	74,278	2,825	Chemicals - 2.07%
United Continental Holdings Inc (a)	42,555	2,258	Air Products & Chemicals Inc	21,796	2,781
		$12,042	Airgas Inc	7,568	676
			CF Industries Holdings Inc	26,253	1,179
Apparel - 0.88%			Dow Chemical Co/The	130,463	5,532
Hanesbrands Inc	45,340	1,312	Eastman Chemical Co	16,747	1,084
Michael Kors Holdings Ltd (a)	21,789	920	Ecolab Inc	29,918	3,283
NIKE Inc	76,366	9,391	EI du Pont de Nemours & Co	101,932	4,913
Ralph Lauren Corp	6,732	795	FMC Corp	15,052	510
Under Armour Inc (a)	20,273	1,962	International Flavors & Fragrances Inc	9,078	937
VF Corp	38,359	2,617	LyondellBasell Industries NV	41,985	3,500
		$16,997	Monsanto Co	52,702	4,497
Automobile Manufacturers - 0.67%			Mosaic Co/The	37,981	1,182
Ford Motor Co	439,006	5,957	PPG Industries Inc	30,497	2,674
General Motors Co	162,381	4,875	Praxair Inc	32,271	3,287
PACCAR Inc	39,988	2,086	Sherwin-Williams Co/The	8,925	1,988
		$12,918	Sigma-Aldrich Corp	13,453	1,869
					$39,892
Automobile Parts & Equipment - 0.39%
BorgWarner Inc	25,495	1,060	Coal - 0.01%
Delphi Automotive PLC	32,032	2,436	CONSOL Energy Inc	25,797	253
Goodyear Tire & Rubber Co/The	30,348	890
Johnson Controls Inc	73,682	3,048	Commercial Services - 1.58%
		$7,434	ADT Corp/The	19,143	572
			Automatic Data Processing Inc	52,474	4,217
Banks - 7.34%			Cintas Corp	10,056	862
Bank of America Corp	1,179,310	18,374
Bank of New York Mellon Corp/The	124,652	4,880	Equifax Inc	13,320	1,294
BB&T Corp	87,824	3,127	H&R Block Inc	31,124	1,127
Capital One Financial Corp	61,106	4,431	MasterCard Inc	112,426	10,132
Citigroup Inc	339,067	16,821	McGraw Hill Financial Inc	30,697	2,655
Comerica Inc	20,044	824	Moody's Corp	19,630	1,928
			PayPal Holdings Inc (a)	124,937	3,878
Fifth Third Bancorp	90,488	1,711	Quanta Services Inc (a)	22,998	557
Goldman Sachs Group Inc/The	45,350	7,880
Huntington Bancshares Inc/OH	90,467	959	Robert Half International Inc	15,151	775
JPMorgan Chase & Co	416,598	25,400	Total System Services Inc	19,064	866
			United Rentals Inc (a)	10,743	645
KeyCorp	94,725	1,232
M&T Bank Corp	15,009	1,830	Western Union Co/The	57,614	1,058
Morgan Stanley	171,642	5,407			$30,566
Northern Trust Corp	24,657	1,681	Computers - 5.93%
PNC Financial Services Group Inc/The	57,858	5,161	Accenture PLC - Class A	70,310	6,909
Regions Financial Corp	149,254	1,345	Apple Inc	642,427	70,860
State Street Corp	45,975	3,090	Cognizant Technology Solutions Corp (a)	68,665	4,299
SunTrust Banks Inc	58,359	2,232	Computer Sciences Corp	15,583	956
US Bancorp	186,479	7,648	EMC Corp/MA	216,825	5,238
Wells Fargo & Co	526,241	27,022	Hewlett-Packard Co	203,497	5,212
Zions Bancorporation	23,000	633	International Business Machines Corp	101,519	14,717
		$141,688	NetApp Inc	33,805	1,001

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Index Account
September 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Computers (continued)			Electrical Components & Equipment (continued)
SanDisk Corp	23,030	$1,251	Emerson Electric Co	74,028	$3,270
Seagate Technology PLC	34,024	1,524			$4,697
Teradata Corp (a)	15,951	462
Western Digital Corp	25,955	2,062	Electronics - 1.39%
		$114,491	Agilent Technologies Inc	37,333	1,282
			Allegion PLC	10,793	622
Consumer Products - 0.35%			Amphenol Corp	34,826	1,775
Avery Dennison Corp	10,300	583	Corning Inc	138,104	2,364
Clorox Co/The	14,492	1,674	FLIR Systems Inc	15,799	442
Kimberly-Clark Corp	41,036	4,475	Garmin Ltd	13,335	479
		$6,732	Honeywell International Inc	88,067	8,339
			PerkinElmer Inc	12,772	587
Cosmetics & Personal Care - 1.58%			TE Connectivity Ltd	45,329	2,715
Colgate-Palmolive Co	101,402	6,435	Thermo Fisher Scientific Inc	44,890	5,489
Estee Lauder Cos Inc/The	25,443	2,053	Tyco International PLC	47,484	1,589
Procter & Gamble Co/The (b)	305,577	21,983	Waters Corp (a)	9,267	1,095
		$30,471			$26,778

Distribution & Wholesale - 0.22%			Energy - Alternate Sources - 0.02%
Fastenal Co	32,687	1,197	First Solar Inc (a)	8,525	364
Fossil Group Inc (a)	4,664	261
Genuine Parts Co	17,077	1,415
WW Grainger Inc	6,837	1,470	Engineering & Construction - 0.06%
		$4,343	Fluor Corp	16,328	692
			Jacobs Engineering Group Inc (a)	13,946	522
Diversified Financial Services - 2.71%					$1,214
Affiliated Managers Group Inc (a)	6,115	1,046
Alliance Data Systems Corp (a)	6,920	1,792	Environmental Control - 0.25%
American Express Co	95,877	7,107	Republic Services Inc	27,121	1,118
Ameriprise Financial Inc	20,077	2,191	Stericycle Inc (a)	9,556	1,331
BlackRock Inc	14,432	4,293	Waste Management Inc	47,380	2,360
Charles Schwab Corp/The	134,869	3,852			$4,809
CME Group Inc/IL	38,049	3,529
Discover Financial Services	49,038	2,550	Food - 1.81%
E*TRADE Financial Corp (a)	32,688	861	Campbell Soup Co	20,289	1,028
			ConAgra Foods Inc	48,636	1,970
Franklin Resources Inc	43,563	1,623	General Mills Inc	67,449	3,786
Intercontinental Exchange Inc	12,446	2,925
Invesco Ltd	48,296	1,508	Hershey Co/The	16,454	1,512
			Hormel Foods Corp	15,183	961
Legg Mason Inc	12,358	514	JM Smucker Co/The	11,593	1,323
Nasdaq Inc	13,321	710
Navient Corp	42,135	474	Kellogg Co	28,678	1,909
			Kraft Heinz Co/The	66,948	4,725
T Rowe Price Group Inc	28,863	2,006	Kroger Co/The	109,433	3,947
Visa Inc	219,829	15,313	McCormick & Co Inc/MD	13,063	1,073
		$52,294	Mondelez International Inc	181,518	7,600
Electric - 2.85%			Sysco Corp	62,327	2,429
AES Corp/VA	76,922	753	Tyson Foods Inc	34,286	1,478
Ameren Corp	27,333	1,155	Whole Foods Market Inc	40,313	1,276
American Electric Power Co Inc	55,262	3,142			$35,017
CMS Energy Corp	31,167	1,101
Consolidated Edison Inc	32,992	2,205	Forest Products & Paper - 0.09%
Dominion Resources Inc/VA	66,952	4,712	International Paper Co	47,059	1,778
DTE Energy Co	20,218	1,625
Duke Energy Corp	77,542	5,578	Gas - 0.26%
Edison International	36,703	2,315	AGL Resources Inc	13,528	826
Entergy Corp	20,224	1,317	CenterPoint Energy Inc	48,470	874
Eversource Energy	35,730	1,809	NiSource Inc	35,807	664
Exelon Corp	97,063	2,883	Sempra Energy	26,531	2,566
FirstEnergy Corp	47,590	1,490			$4,930
NextEra Energy Inc	51,850	5,058
NRG Energy Inc	37,249	553	Hand & Machine Tools - 0.14%
Pepco Holdings Inc	28,553	692	Snap-on Inc	6,553	989
PG&E Corp	55,105	2,910	Stanley Black & Decker Inc	17,262	1,674
Pinnacle West Capital Corp	12,483	801			$2,663
PPL Corp	75,473	2,482	Healthcare - Products - 2.06%
Public Service Enterprise Group Inc	56,986	2,402	Baxter International Inc	61,456	2,019
SCANA Corp	16,099	906	Becton Dickinson and Co	23,685	3,142
Southern Co/The	102,336	4,574	Boston Scientific Corp (a)	151,400	2,485
TECO Energy Inc	26,497	696	CR Bard Inc	8,358	1,557
WEC Energy Group Inc	35,562	1,857	Danaher Corp	66,987	5,708
Xcel Energy Inc	57,138	2,023	DENTSPLY International Inc	15,749	796
		$55,039	Edwards Lifesciences Corp (a)	12,111	1,722
			Henry Schein Inc (a)	9,394	1,247
Electrical Components & Equipment - 0.24%			Intuitive Surgical Inc (a)	4,170	1,917
AMETEK Inc	27,280	1,427	Medtronic PLC	159,312	10,664

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Index Account
September 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Healthcare - Products (continued)			Internet (continued)
Patterson Cos Inc	9,782	$423	TripAdvisor Inc (a)	12,720	$802
St Jude Medical Inc	31,739	2,002	VeriSign Inc (a)	11,251	794
Stryker Corp	35,633	3,353	Yahoo! Inc (a)	97,566	2,821
Varian Medical Systems Inc (a)	11,120	820			$109,394
Zimmer Biomet Holdings Inc	19,244	1,808
		$39,663	Iron & Steel - 0.07%
			Nucor Corp	36,003	1,352
Healthcare - Services - 1.86%
Aetna Inc	39,270	4,297
Anthem Inc	29,468	4,125	Leisure Products & Services - 0.29%
Cigna Corp	29,007	3,917	Carnival Corp	52,146	2,591
DaVita HealthCare Partners Inc (a)	19,178	1,387	Harley-Davidson Inc	23,202	1,274
HCA Holdings Inc (a)	36,014	2,786	Royal Caribbean Cruises Ltd	19,326	1,722
Humana Inc	16,688	2,987			$5,587
Laboratory Corp of America Holdings (a)	11,332	1,229	Lodging - 0.22%
Quest Diagnostics Inc	16,171	994	Marriott International Inc/MD	22,464	1,532
Tenet Healthcare Corp (a)	11,216	414	Starwood Hotels & Resorts Worldwide Inc	19,193	1,276
UnitedHealth Group Inc	107,421	12,462	Wyndham Worldwide Corp	13,305	957
Universal Health Services Inc	10,334	1,290	Wynn Resorts Ltd	9,150	486
		$35,888			$4,251

Holding Companies - Diversified - 0.04%			Machinery - Construction & Mining - 0.24%
Leucadia National Corp	37,994	770	Caterpillar Inc	67,888	4,437
			Joy Global Inc	10,978	164
Home Builders - 0.14%					$4,601
DR Horton Inc	36,773	1,080	Machinery - Diversified - 0.48%
Lennar Corp - A Shares	19,594	943	Cummins Inc	18,716	2,032
PulteGroup Inc	36,165	682	Deere & Co	35,120	2,599
		$2,705	Flowserve Corp	15,024	618
Home Furnishings - 0.14%			Rockwell Automation Inc	15,107	1,533
Harman International Industries Inc	8,017	769	Roper Technologies Inc	11,340	1,777
Leggett & Platt Inc	15,414	636	Xylem Inc/NY	20,446	672
Whirlpool Corp	8,834	1,301			$9,231
		$2,706	Media - 3.02%
Housewares - 0.06%			Cablevision Systems Corp	25,046	813
Newell Rubbermaid Inc	30,168	1,198	CBS Corp	50,063	1,997
			Comcast Corp - Class A	238,236	13,551
			Comcast Corp - Special Class A	41,478	2,374
Insurance - 4.08%			Discovery Communications Inc - A Shares (a)	16,819	438
ACE Ltd	36,477	3,772	Discovery Communications Inc - C Shares (a)	29,044	705
Aflac Inc	48,518	2,820	News Corp	12,143	156
Allstate Corp/The	45,105	2,627	News Corp	42,920	542
American International Group Inc	145,759	8,282	Scripps Networks Interactive Inc	10,612	522
Aon PLC	31,547	2,795	TEGNA Inc	25,512	571
Assurant Inc	7,527	595	Time Warner Cable Inc	31,877	5,718
Berkshire Hathaway Inc - Class B (a)	211,043	27,520	Time Warner Inc	91,878	6,317
Chubb Corp/The	25,569	3,136	Twenty-First Century Fox Inc - A Shares	137,542	3,711
Cincinnati Financial Corp	16,636	895	Twenty-First Century Fox Inc - B Shares	48,576	1,315
Genworth Financial Inc (a)	56,035	259	Viacom Inc	39,142	1,689
Hartford Financial Services Group Inc/The	46,733	2,139	Walt Disney Co/The	174,930	17,878
Lincoln National Corp	28,270	1,342			$58,297
Loews Corp	32,312	1,168
Marsh & McLennan Cos Inc	59,705	3,118	Metal Fabrication & Hardware - 0.18%
MetLife Inc	125,819	5,932	Precision Castparts Corp	15,489	3,558
Progressive Corp/The	66,006	2,022
Prudential Financial Inc	50,806	3,872	Mining - 0.19%
Torchmark Corp	13,107	739	Alcoa Inc	147,552	1,425
Travelers Cos Inc/The	35,058	3,489	Freeport-McMoRan Inc	127,971	1,240
Unum Group	27,789	892	Newmont Mining Corp	59,599	958
XL Group PLC	34,056	1,237			$3,623
		$78,651
			Miscellaneous Manufacturers - 2.63%
Internet - 5.67%			3M Co	70,379	9,978
Amazon.com Inc (a)	43,204	22,116	Dover Corp	17,626	1,008
eBay Inc (a)	126,257	3,086	Eaton Corp PLC	52,665	2,702
Expedia Inc	11,270	1,326	General Electric Co	1,137,390	28,685
F5 Networks Inc (a)	7,998	926	Illinois Tool Works Inc	37,116	3,055
Facebook Inc (a)	254,565	22,885	Ingersoll-Rand PLC	29,892	1,517
Google Inc - A Shares (a)	32,656	20,846	Parker-Hannifin Corp	15,593	1,517
Google Inc - C Shares (a)	33,320	20,272	Pentair PLC	20,283	1,035
Netflix Inc (a)	47,990	4,955	Textron Inc	31,139	1,172
Priceline Group Inc/The (a)	5,711	7,064			$50,669
Symantec Corp	77,073	1,501

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Index Account
September 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Office & Business Equipment - 0.08%			Pipelines (continued)
Pitney Bowes Inc	22,746	$452	Kinder Morgan Inc/DE	202,480	$5,605
Xerox Corp	113,178	1,101	ONEOK Inc	23,563	759
		$1,553	Spectra Energy Corp	75,630	1,987
			Williams Cos Inc/The	76,855	2,832
Oil & Gas - 5.20%					$11,837
Anadarko Petroleum Corp	57,228	3,456
Apache Corp	42,581	1,667	Publicly Traded Investment Fund - 0.78%
Cabot Oil & Gas Corp	46,616	1,019	iShares Core S&P 500 ETF	78,116	15,054
Chesapeake Energy Corp	58,256	427
Chevron Corp	211,982	16,721	Real Estate - 0.05%
Cimarex Energy Co	10,640	1,090	CBRE Group Inc (a)	32,654	1,045
ConocoPhillips	138,952	6,664
Devon Energy Corp	43,522	1,614
Diamond Offshore Drilling Inc	7,262	126	REITS - 2.62%
Ensco PLC	26,557	374	American Tower Corp	47,683	4,195
EOG Resources Inc	61,865	4,504	Apartment Investment & Management Co	17,605	652
EQT Corp	17,168	1,112	AvalonBay Communities Inc	14,971	2,617
Exxon Mobil Corp	469,699	34,922	Boston Properties Inc	17,300	2,048
Helmerich & Payne Inc	12,138	574	Crown Castle International Corp	37,599	2,965
Hess Corp	27,163	1,360	Equinix Inc	6,416	1,754
Marathon Oil Corp	76,286	1,175	Equity Residential	41,014	3,081
Marathon Petroleum Corp	60,399	2,798	Essex Property Trust Inc	7,406	1,655
Murphy Oil Corp	18,293	443	General Growth Properties Inc	65,849	1,710
Newfield Exploration Co (a)	18,358	604	HCP Inc	52,111	1,941
Noble Energy Inc	47,884	1,445	Host Hotels & Resorts Inc	84,616	1,338
Occidental Petroleum Corp	86,061	5,693	Iron Mountain Inc	21,612	670
Phillips 66	53,940	4,145	Kimco Realty Corp	46,540	1,137
Pioneer Natural Resources Co	16,819	2,046	Macerich Co/The	15,160	1,165
Range Resources Corp	19,079	613	Plum Creek Timber Co Inc	19,683	778
Southwestern Energy Co (a)	43,308	550	Prologis Inc	59,044	2,297
Tesoro Corp	13,867	1,348	Public Storage	16,562	3,505
Transocean Ltd	38,498	497	Realty Income Corp	26,458	1,254
Valero Energy Corp	56,001	3,366	Simon Property Group Inc	34,855	6,403
		$100,353	SL Green Realty Corp	11,221	1,214
			Ventas Inc	37,457	2,100
Oil & Gas Services - 1.01%			Vornado Realty Trust	19,960	1,805
Baker Hughes Inc	49,103	2,555	Welltower Inc	39,640	2,684
Cameron International Corp (a)	21,574	1,323
FMC Technologies Inc (a)	25,850	801	Weyerhaeuser Co	57,925	1,584
Halliburton Co	96,289	3,404			$50,552
National Oilwell Varco Inc	43,237	1,628	Retail - 6.90%
Schlumberger Ltd	142,556	9,832	Advance Auto Parts Inc	8,248	1,563
		$19,543	AutoNation Inc (a)	8,817	513
			AutoZone Inc (a)	3,477	2,517
Packaging & Containers - 0.20%			Bed Bath & Beyond Inc (a)	19,105	1,089
Ball Corp	15,564	968	Best Buy Co Inc	34,574	1,283
Owens-Illinois Inc (a)	18,110	375	CarMax Inc (a)	23,436	1,390
Sealed Air Corp	23,188	1,087	Chipotle Mexican Grill Inc (a)	3,508	2,527
WestRock Co	29,497	1,518	Coach Inc	31,162	901
		$3,948	Costco Wholesale Corp	49,509	7,157
Pharmaceuticals - 7.49%			CVS Health Corp	125,549	12,113
Abbott Laboratories	167,902	6,753	Darden Restaurants Inc	12,842	880
AbbVie Inc	186,471	10,146	Dollar General Corp	33,194	2,405
Allergan PLC (a)	44,344	12,053	Dollar Tree Inc (a)	26,441	1,763
AmerisourceBergen Corp	23,137	2,198	GameStop Corp	12,022	495
Baxalta Inc	61,009	1,922	Gap Inc/The	26,799	764
Bristol-Myers Squibb Co	187,848	11,121	Home Depot Inc/The	144,657	16,706
Cardinal Health Inc	36,877	2,833	Kohl's Corp	22,291	1,032
Eli Lilly & Co	109,894	9,197	L Brands Inc	28,943	2,609
Endo International PLC (a)	23,460	1,625	Lowe's Cos Inc	104,230	7,184
Express Scripts Holding Co (a)	76,122	6,163	Macy's Inc	37,286	1,913
Johnson & Johnson	311,947	29,120	McDonald's Corp	106,097	10,454
Mallinckrodt PLC (a)	13,219	845	Nordstrom Inc	15,691	1,125
McKesson Corp	26,180	4,844	O'Reilly Automotive Inc (a)	11,198	2,799
Mead Johnson Nutrition Co	22,839	1,608	PVH Corp	9,298	948
Merck & Co Inc	317,301	15,672	Ross Stores Inc	46,614	2,259
Mylan NV (a)	46,514	1,873	Signet Jewelers Ltd	8,966	1,221
Perrigo Co PLC	16,478	2,591	Staples Inc	72,499	850
Pfizer Inc (b)	694,768	21,823	Starbucks Corp	167,199	9,504
Zoetis Inc	51,710	2,129	Target Corp	70,794	5,569
		$144,516	Tiffany & Co	12,637	976
			TJX Cos Inc/The	75,969	5,426
Pipelines - 0.61%			Tractor Supply Co	15,300	1,290
Columbia Pipeline Group Inc	35,780	654	Urban Outfitters Inc (a)	10,681	314

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Index Account
September 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value (000	's)

Retail (continued)			Transportation (continued)
Walgreens Boots Alliance Inc	98,438	$8,180	Kansas City Southern	12,432	$1,130
Wal-Mart Stores Inc	177,773	11,527	Norfolk Southern Corp	33,952	2,594
Yum! Brands Inc	48,576	3,884	Ryder System Inc	6,012	445
		$133,130	Union Pacific Corp	97,747	8,642
			United Parcel Service Inc	78,682	7,765
Savings & Loans - 0.06%					$30,641
Hudson City Bancorp Inc	54,284	552
People's United Financial Inc	34,921	549	TOTAL COMMON STOCKS		$1,919,265
		$1,101	INVESTMENT COMPANIES - 0.64%	Shares Held	Value (000	's)
			Publicly Traded Investment Fund - 0.64%
Semiconductors - 2.86%			BlackRock Liquidity Funds FedFund Portfolio	12,329,351	12,329
Altera Corp	34,074	1,706
Analog Devices Inc	35,336	1,993
Applied Materials Inc	135,253	1,987	TOTAL INVESTMENT COMPANIES		$12,329
Avago Technologies Ltd	29,268	3,659	Total Investments		$1,931,594
Broadcom Corp	62,972	3,239	Liabilities in Excess of Other Assets, Net - (0.09)%		$(1,740)
Intel Corp	535,551	16,142	TOTAL NET ASSETS - 100.00%		$1,929,854
KLA-Tencor Corp	17,746	887
Lam Research Corp	17,820	1,164
Linear Technology Corp	27,009	1,090	(a) Non-Income Producing Security
Microchip Technology Inc	23,779	1,025	(b)	Security or a portion of the security was pledged to cover margin
Micron Technology Inc (a)	121,263	1,817	requirements for futures contracts. At the end of the period, the value of
NVIDIA Corp	57,683	1,422	these securities totaled $5,153 or 0.27% of net assets.
Qorvo Inc (a)	16,845	759
QUALCOMM Inc	177,000	9,510
Skyworks Solutions Inc	21,487	1,809	Portfolio Summary (unaudited)
Texas Instruments Inc	115,625	5,726	Sector		Percent
Xilinx Inc	29,138	1,235	Consumer, Non-cyclical		23.73%
		$55,170	Financial		16.86%
Software - 4.37%			Technology		13.15%
Activision Blizzard Inc	56,667	1,750	Communications		12.21%
Adobe Systems Inc (a)	56,061	4,609	Consumer, Cyclical		10.69%
Akamai Technologies Inc (a)	20,119	1,389	Industrial		9.61%
Autodesk Inc (a)	25,481	1,125	Energy		6.85%
CA Inc	35,297	964	Utilities		3.11%
Cerner Corp (a)	34,597	2,074	Basic Materials		2.42%
Citrix Systems Inc (a)	18,103	1,254	Exchange Traded Funds		1.42%
Dun & Bradstreet Corp/The	4,068	427	Diversified		0.04%
Electronic Arts Inc (a)	35,119	2,379	Liabilities in Excess of Other Assets, Net		(0.09)%
Fidelity National Information Services Inc	31,721	2,128	TOTAL NET ASSETS		100.00%
Fiserv Inc (a)	26,425	2,289
Intuit Inc	31,239	2,773
Microsoft Corp	900,994	39,878
Oracle Corp	366,353	13,233
Paychex Inc	36,214	1,725
Red Hat Inc (a)	20,669	1,486
salesforce.com inc (a)	69,889	4,852
		$84,335

Telecommunications - 3.29%
AT&T Inc	692,927	22,576
CenturyLink Inc	63,422	1,593
Cisco Systems Inc	572,939	15,040
Frontier Communications Corp	131,601	625
Juniper Networks Inc	39,842	1,024
Level 3 Communications Inc (a)	32,469	1,419
Motorola Solutions Inc	18,111	1,238
Verizon Communications Inc	458,011	19,928
		$63,443

Textiles - 0.07%
Mohawk Industries Inc (a)	7,160	1,302

Toys, Games & Hobbies - 0.09%
Hasbro Inc	12,663	914
Mattel Inc	38,145	803
		$1,717

Transportation - 1.59%
CH Robinson Worldwide Inc	15,974	1,083
CSX Corp	110,820	2,981
Expeditors International of Washington Inc	21,309	1,002
FedEx Corp	29,589	4,260
JB Hunt Transport Services Inc	10,345	739

See accompanying notes.

		Schedule of Investments
LargeCap S&P 500 Index Account
September 30, 2015 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P 500 Emini; December 2015	Long	129	$12,405	$12,311	$(94)
Total					$(94)
Amounts in thousands except contracts

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
September 30, 2015 (unaudited)

COMMON STOCKS - 93.26%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.22%			Beverages - 2.15%
Interpublic Group of Cos Inc/The	3,329	$64	Brown-Forman Corp - B Shares	861	$83
Nielsen Holdings PLC	2,976	132	Coca-Cola Co/The	31,764	1,274
Omnicom Group Inc	1,971	130	Coca-Cola Enterprises Inc	1,709	83
		$326	Constellation Brands Inc	1,396	175
			Dr Pepper Snapple Group Inc	1,549	122
Aerospace & Defense - 1.90%			Keurig Green Mountain Inc	974	51
Boeing Co/The	5,181	679	Molson Coors Brewing Co	1,282	106
General Dynamics Corp	2,460	339	Monster Beverage Corp (a)	1,233	167
Harris Corp	1,006	74	PepsiCo Inc	11,918	1,124
L-3 Communications Holdings Inc	651	68			$3,185
Lockheed Martin Corp	2,167	449
Northrop Grumman Corp	1,520	252	Biotechnology - 2.74%
Raytheon Co	2,463	269	Alexion Pharmaceuticals Inc (a)	1,834	287
Rockwell Collins Inc	1,069	88	Amgen Inc	6,151	851
United Technologies Corp	6,720	598	Biogen Inc (a)	1,908	557
		$2,816	Celgene Corp (a)	6,413	694
			Gilead Sciences Inc	11,907	1,169
Agriculture - 1.60%			Regeneron Pharmaceuticals Inc (a)	628	292
Altria Group Inc	15,907	865	Vertex Pharmaceuticals Inc (a)	1,984	206
Archer-Daniels-Midland Co	4,940	205			$4,056
Philip Morris International Inc	12,568	997
Reynolds American Inc	6,724	298	Building Materials - 0.17%
		$2,365	Martin Marietta Materials Inc	544	83
			Masco Corp	2,790	70
Airlines - 0.59%			Vulcan Materials Co	1,080	96
American Airlines Group Inc	5,449	212			$249
Delta Air Lines Inc	6,453	289
Southwest Airlines Co	5,349	203	Chemicals - 1.94%
United Continental Holdings Inc (a)	3,065	163	Air Products & Chemicals Inc	1,569	200
		$867	Airgas Inc	545	49
			CF Industries Holdings Inc	1,890	85
Apparel - 0.83%			Dow Chemical Co/The	9,395	398
Hanesbrands Inc	3,265	95	Eastman Chemical Co	1,206	78
Michael Kors Holdings Ltd (a)	1,569	66	Ecolab Inc	2,154	236
NIKE Inc	5,499	676	EI du Pont de Nemours & Co	7,341	354
Ralph Lauren Corp	485	57	FMC Corp	1,084	37
Under Armour Inc (a)	1,460	141	International Flavors & Fragrances Inc	654	67
VF Corp	2,763	189	LyondellBasell Industries NV	3,023	252
		$1,224	Monsanto Co	3,795	324
Automobile Manufacturers - 0.63%			Mosaic Co/The	2,735	85
Ford Motor Co	31,618	429	PPG Industries Inc	2,196	193
General Motors Co	11,694	351	Praxair Inc	2,324	237
PACCAR Inc	2,880	150	Sherwin-Williams Co/The	643	143
		$930	Sigma-Aldrich Corp	969	135
					$2,873
Automobile Parts & Equipment - 0.36%
BorgWarner Inc	1,835	76	Coal - 0.01%
Delphi Automotive PLC	2,306	175	CONSOL Energy Inc	1,857	18
Goodyear Tire & Rubber Co/The	2,185	64
Johnson Controls Inc	5,306	220	Commercial Services - 1.49%
		$535	ADT Corp/The	1,378	41
			Automatic Data Processing Inc	3,779	304
Banks - 6.90%			Cintas Corp	724	62
Bank of America Corp	84,938	1,323
Bank of New York Mellon Corp/The	8,977	351	Equifax Inc	959	93
BB&T Corp	6,324	225	H&R Block Inc	2,241	81
Capital One Financial Corp	4,400	319	MasterCard Inc	8,096	730
Citigroup Inc	24,420	1,212	McGraw Hill Financial Inc	2,210	191
Comerica Inc	1,443	59	Moody's Corp	1,413	139
			PayPal Holdings Inc (a)	8,998	279
Fifth Third Bancorp	6,517	123	Quanta Services Inc (a)	1,656	40
Goldman Sachs Group Inc/The	3,266	568
Huntington Bancshares Inc/OH	6,515	69	Robert Half International Inc	1,091	56
JPMorgan Chase & Co	30,004	1,829	Total System Services Inc	1,373	62
			United Rentals Inc (a)	774	47
KeyCorp	6,821	89
M&T Bank Corp	1,081	132	Western Union Co/The	4,148	76
Morgan Stanley	12,361	389			$2,201
Northern Trust Corp	1,775	121	Computers - 5.58%
PNC Financial Services Group Inc/The	4,166	372	Accenture PLC - Class A	5,063	498
Regions Financial Corp	10,748	97	Apple Inc	46,269	5,103
State Street Corp	3,310	222	Cognizant Technology Solutions Corp (a)	4,944	310
SunTrust Banks Inc	4,202	161	Computer Sciences Corp	1,122	69
US Bancorp	13,430	551	EMC Corp/MA	15,616	377
Wells Fargo & Co	37,901	1,946	Hewlett-Packard Co	14,656	375
Zions Bancorporation	1,656	46	International Business Machines Corp	7,311	1,060
		$10,204	NetApp Inc	2,435	72

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
September 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Computers (continued)			Electrical Components & Equipment (continued)
SanDisk Corp	1,658	$90	Emerson Electric Co	5,330	$235
Seagate Technology PLC	2,450	110			$338
Teradata Corp (a)	1,148	33
Western Digital Corp	1,868	148	Electronics - 1.30%
		$8,245	Agilent Technologies Inc	2,688	92
			Allegion PLC	778	45
Consumer Products - 0.33%			Amphenol Corp	2,508	128
Avery Dennison Corp	741	42	Corning Inc	9,946	170
Clorox Co/The	1,044	121	FLIR Systems Inc	1,138	32
Kimberly-Clark Corp	2,955	322	Garmin Ltd	960	34
		$485	Honeywell International Inc	6,342	601
			PerkinElmer Inc	919	42
Cosmetics & Personal Care - 1.48%			TE Connectivity Ltd	3,264	196
Colgate-Palmolive Co	7,302	464	Thermo Fisher Scientific Inc	3,233	395
Estee Lauder Cos Inc/The	1,832	148	Tyco International PLC	3,419	114
Procter & Gamble Co/The	22,008	1,583	Waters Corp (a)	667	79
		$2,195			$1,928

Distribution & Wholesale - 0.21%			Energy - Alternate Sources - 0.02%
Fastenal Co	2,354	86	First Solar Inc (a)	614	26
Fossil Group Inc (a)	336	19
Genuine Parts Co	1,230	102
WW Grainger Inc	492	106	Engineering & Construction - 0.06%
		$313	Fluor Corp	1,176	50
			Jacobs Engineering Group Inc (a)	1,004	37
Diversified Financial Services - 2.55%					$87
Affiliated Managers Group Inc (a)	440	75
Alliance Data Systems Corp (a)	498	129	Environmental Control - 0.23%
American Express Co	6,905	512	Republic Services Inc	1,953	80
Ameriprise Financial Inc	1,445	158	Stericycle Inc (a)	688	96
BlackRock Inc	1,040	309	Waste Management Inc	3,412	170
Charles Schwab Corp/The	9,713	277			$346
CME Group Inc/IL	2,740	254
Discover Financial Services	3,532	184	Food - 1.71%
E*TRADE Financial Corp (a)	2,354	62	Campbell Soup Co	1,461	74
			ConAgra Foods Inc	3,503	142
Franklin Resources Inc	3,137	117	General Mills Inc	4,857	273
Intercontinental Exchange Inc	897	211
Invesco Ltd	3,478	109	Hershey Co/The	1,184	109
			Hormel Foods Corp	1,093	69
Legg Mason Inc	889	37	JM Smucker Co/The	835	95
Nasdaq Inc	959	51
Navient Corp	3,034	34	Kellogg Co	2,065	138
			Kraft Heinz Co/The	4,821	340
T Rowe Price Group Inc	2,079	144	Kroger Co/The	7,881	284
Visa Inc	15,832	1,103	McCormick & Co Inc/MD	940	77
		$3,766	Mondelez International Inc	13,072	547
Electric - 2.68%			Sysco Corp	4,488	175
AES Corp/VA	5,540	54	Tyson Foods Inc	2,469	107
Ameren Corp	1,968	83	Whole Foods Market Inc	2,902	92
American Electric Power Co Inc	3,980	226			$2,522
CMS Energy Corp	2,244	79
Consolidated Edison Inc	2,376	159	Forest Products & Paper - 0.09%
Dominion Resources Inc/VA	4,821	339	International Paper Co	3,389	128
DTE Energy Co	1,456	117
Duke Energy Corp	5,584	402	Gas - 0.24%
Edison International	2,643	167	AGL Resources Inc	974	59
Entergy Corp	1,457	95	CenterPoint Energy Inc	3,490	63
Eversource Energy	2,573	130	NiSource Inc	2,578	48
Exelon Corp	6,990	208	Sempra Energy	1,911	185
FirstEnergy Corp	3,427	107			$355
NextEra Energy Inc	3,733	364
NRG Energy Inc	2,682	40	Hand & Machine Tools - 0.13%
Pepco Holdings Inc	2,056	50	Snap-on Inc	471	71
PG&E Corp	3,968	210	Stanley Black & Decker Inc	1,243	121
Pinnacle West Capital Corp	899	58			$192
PPL Corp	5,435	179	Healthcare - Products - 1.93%
Public Service Enterprise Group Inc	4,104	173	Baxter International Inc	4,426	145
SCANA Corp	1,160	65	Becton Dickinson and Co	1,706	226
Southern Co/The	7,370	329	Boston Scientific Corp (a)	10,904	179
TECO Energy Inc	1,908	50	CR Bard Inc	602	112
WEC Energy Group Inc	2,561	134	Danaher Corp	4,823	411
Xcel Energy Inc	4,114	146	DENTSPLY International Inc	1,134	57
		$3,964	Edwards Lifesciences Corp (a)	872	124
			Henry Schein Inc (a)	676	90
Electrical Components & Equipment - 0.23%			Intuitive Surgical Inc (a)	301	138
AMETEK Inc	1,965	103	Medtronic PLC	11,473	768

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
September 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Healthcare - Products (continued)			Internet (continued)
Patterson Cos Inc	704	$31	TripAdvisor Inc (a)	916	$58
St Jude Medical Inc	2,286	144	VeriSign Inc (a)	810	57
Stryker Corp	2,566	242	Yahoo! Inc (a)	7,026	203
Varian Medical Systems Inc (a)	800	59			$7,878
Zimmer Biomet Holdings Inc	1,385	130
		$2,856	Iron & Steel - 0.07%
			Nucor Corp	2,593	97
Healthcare - Services - 1.75%
Aetna Inc	2,828	309
Anthem Inc	2,122	297	Leisure Products & Services - 0.27%
Cigna Corp	2,089	282	Carnival Corp	3,755	186
DaVita HealthCare Partners Inc (a)	1,381	100	Harley-Davidson Inc	1,671	92
HCA Holdings Inc (a)	2,593	201	Royal Caribbean Cruises Ltd	1,391	124
Humana Inc	1,202	215			$402
Laboratory Corp of America Holdings (a)	816	89	Lodging - 0.21%
Quest Diagnostics Inc	1,165	72	Marriott International Inc/MD	1,618	110
Tenet Healthcare Corp (a)	808	30	Starwood Hotels & Resorts Worldwide Inc	1,382	92
UnitedHealth Group Inc	7,736	897	Wyndham Worldwide Corp	958	69
Universal Health Services Inc	745	93	Wynn Resorts Ltd	659	35
		$2,585			$306

Holding Companies - Diversified - 0.04%			Machinery - Construction & Mining - 0.22%
Leucadia National Corp	2,736	55	Caterpillar Inc	4,888	319
			Joy Global Inc	790	12
Home Builders - 0.13%					$331
DR Horton Inc	2,648	78	Machinery - Diversified - 0.45%
Lennar Corp - A Shares	1,411	68	Cummins Inc	1,348	146
PulteGroup Inc	2,604	49	Deere & Co	2,529	187
		$195	Flowserve Corp	1,082	45
Home Furnishings - 0.13%			Rockwell Automation Inc	1,088	111
Harman International Industries Inc	577	55	Roper Technologies Inc	817	128
Leggett & Platt Inc	1,110	46	Xylem Inc/NY	1,472	48
Whirlpool Corp	636	94			$665
		$195	Media - 2.84%
Housewares - 0.06%			Cablevision Systems Corp	1,803	58
Newell Rubbermaid Inc	2,173	86	CBS Corp	3,605	144
			Comcast Corp - Class A	17,158	976
			Comcast Corp - Special Class A	2,987	171
Insurance - 3.83%			Discovery Communications Inc - A Shares (a)	1,211	31
ACE Ltd	2,627	272	Discovery Communications Inc - C Shares (a)	2,091	51
Aflac Inc	3,493	203	News Corp	874	11
Allstate Corp/The	3,248	189	News Corp	3,091	39
American International Group Inc	10,497	596	Scripps Networks Interactive Inc	764	38
Aon PLC	2,272	201	TEGNA Inc	1,837	41
Assurant Inc	542	43	Time Warner Cable Inc	2,296	412
Berkshire Hathaway Inc - Class B (a)	15,199	1,982	Time Warner Inc	6,616	455
Chubb Corp/The	1,842	226	Twenty-First Century Fox Inc - A Shares	9,906	267
Cincinnati Financial Corp	1,198	64	Twenty-First Century Fox Inc - B Shares	3,497	95
Genworth Financial Inc (a)	4,035	19	Viacom Inc	2,819	122
Hartford Financial Services Group Inc/The	3,365	154	Walt Disney Co/The	12,598	1,287
Lincoln National Corp	2,036	97			$4,198
Loews Corp	2,327	84
Marsh & McLennan Cos Inc	4,300	225	Metal Fabrication & Hardware - 0.17%
MetLife Inc	9,061	427	Precision Castparts Corp	1,115	256
Progressive Corp/The	4,753	146
Prudential Financial Inc	3,659	279	Mining - 0.18%
Torchmark Corp	944	53	Alcoa Inc	10,626	103
Travelers Cos Inc/The	2,525	251	Freeport-McMoRan Inc	9,224	89
Unum Group	2,001	64	Newmont Mining Corp	4,291	69
XL Group PLC	2,452	89			$261
		$5,664
			Miscellaneous Manufacturers - 2.47%
Internet - 5.33%			3M Co	5,068	718
Amazon.com Inc (a)	3,111	1,593	Dover Corp	1,269	73
eBay Inc (a)	9,092	222	Eaton Corp PLC	3,792	195
Expedia Inc	812	96	General Electric Co (b)	81,918	2,066
F5 Networks Inc (a)	576	67	Illinois Tool Works Inc	2,673	220
Facebook Inc (a)	18,334	1,648	Ingersoll-Rand PLC	2,152	109
Google Inc - A Shares (a)	2,352	1,501	Parker-Hannifin Corp	1,122	109
Google Inc - C Shares (a)	2,399	1,460	Pentair PLC	1,461	75
Netflix Inc (a)	3,456	357	Textron Inc	2,242	84
Priceline Group Inc/The (a)	411	508			$3,649
Symantec Corp	5,550	108

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
September 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Office & Business Equipment - 0.08%			Pipelines (continued)
Pitney Bowes Inc	1,638	$33	Kinder Morgan Inc/DE	14,583	$404
Xerox Corp	8,150	79	ONEOK Inc	1,697	54
		$112	Spectra Energy Corp	5,446	143
			Williams Cos Inc/The	5,534	204
Oil & Gas - 4.89%					$852
Anadarko Petroleum Corp	4,120	249
Apache Corp	3,066	120	Publicly Traded Investment Fund - 0.52%
Cabot Oil & Gas Corp	3,357	73	iShares Core S&P 500 ETF	3,968	765
Chesapeake Energy Corp	4,195	31
Chevron Corp	15,267	1,204	Real Estate - 0.05%
Cimarex Energy Co	766	79	CBRE Group Inc (a)	2,352	75
ConocoPhillips	10,007	480
Devon Energy Corp	3,134	116
Diamond Offshore Drilling Inc	523	9	REITS - 2.46%
Ensco PLC	1,912	27	American Tower Corp	3,433	302
EOG Resources Inc	4,455	324	Apartment Investment & Management Co	1,267	47
EQT Corp	1,236	80	AvalonBay Communities Inc	1,078	189
Exxon Mobil Corp (b)	33,829	2,515	Boston Properties Inc	1,245	148
Helmerich & Payne Inc	874	41	Crown Castle International Corp	2,708	214
Hess Corp	1,956	98	Equinix Inc	462	126
Marathon Oil Corp	5,493	85	Equity Residential	2,953	222
Marathon Petroleum Corp	4,349	202	Essex Property Trust Inc	533	119
Murphy Oil Corp	1,317	32	General Growth Properties Inc	4,741	123
Newfield Exploration Co (a)	1,322	44	HCP Inc	3,752	140
Noble Energy Inc	3,448	104	Host Hotels & Resorts Inc	6,093	96
Occidental Petroleum Corp	6,198	410	Iron Mountain Inc	1,556	48
Phillips 66	3,884	298	Kimco Realty Corp	3,352	82
Pioneer Natural Resources Co	1,211	147	Macerich Co/The	1,091	84
Range Resources Corp	1,374	44	Plum Creek Timber Co Inc	1,417	56
Southwestern Energy Co (a)	3,119	40	Prologis Inc	4,252	165
Tesoro Corp	998	97	Public Storage	1,193	253
Transocean Ltd	2,772	36	Realty Income Corp	1,905	90
Valero Energy Corp	4,032	242	Simon Property Group Inc	2,510	461
		$7,227	SL Green Realty Corp	808	87
			Ventas Inc	2,697	151
Oil & Gas Services - 0.95%			Vornado Realty Trust	1,437	130
Baker Hughes Inc	3,536	184	Welltower Inc	2,855	193
Cameron International Corp (a)	1,554	95
FMC Technologies Inc (a)	1,861	58	Weyerhaeuser Co	4,171	114
Halliburton Co	6,934	245			$3,640
National Oilwell Varco Inc	3,113	117	Retail - 6.48%
Schlumberger Ltd	10,266	708	Advance Auto Parts Inc	593	112
		$1,407	AutoNation Inc (a)	635	37
			AutoZone Inc (a)	250	181
Packaging & Containers - 0.19%			Bed Bath & Beyond Inc (a)	1,376	79
Ball Corp	1,120	70	Best Buy Co Inc	2,489	92
Owens-Illinois Inc (a)	1,305	27	CarMax Inc (a)	1,687	100
Sealed Air Corp	1,670	78	Chipotle Mexican Grill Inc (a)	253	182
WestRock Co	2,124	109	Coach Inc	2,244	65
		$284	Costco Wholesale Corp	3,565	515
Pharmaceuticals - 7.04%			CVS Health Corp	9,041	872
Abbott Laboratories	12,092	486	Darden Restaurants Inc	925	63
AbbVie Inc	13,429	731	Dollar General Corp	2,390	173
Allergan PLC (a)	3,193	868	Dollar Tree Inc (a)	1,904	127
AmerisourceBergen Corp	1,666	158	GameStop Corp	866	36
Baxalta Inc	4,394	138	Gap Inc/The	1,930	55
Bristol-Myers Squibb Co	13,529	801	Home Depot Inc/The	10,418	1,203
Cardinal Health Inc	2,655	204	Kohl's Corp	1,606	74
Eli Lilly & Co	7,914	662	L Brands Inc	2,084	188
Endo International PLC (a)	1,689	117	Lowe's Cos Inc	7,506	517
Express Scripts Holding Co (a)	5,482	444	Macy's Inc	2,685	138
Johnson & Johnson	22,467	2,097	McDonald's Corp	7,641	753
Mallinckrodt PLC (a)	952	61	Nordstrom Inc	1,130	81
McKesson Corp	1,885	349	O'Reilly Automotive Inc (a)	807	202
Mead Johnson Nutrition Co	1,645	116	PVH Corp	669	68
Merck & Co Inc	22,852	1,129	Ross Stores Inc	3,357	163
Mylan NV (a)	3,349	135	Signet Jewelers Ltd	645	88
Perrigo Co PLC	1,186	187	Staples Inc	5,221	61
Pfizer Inc	50,039	1,572	Starbucks Corp	12,041	685
Zoetis Inc	3,723	153	Target Corp	5,098	401
		$10,408	Tiffany & Co	910	70
			TJX Cos Inc/The	5,470	391
Pipelines - 0.58%			Tractor Supply Co	1,102	93
Columbia Pipeline Group Inc	2,576	47	Urban Outfitters Inc (a)	769	23

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
September 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value (000	's)

Retail (continued)			Transportation (continued)
Walgreens Boots Alliance Inc	7,089	$589	Kansas City Southern	896		$82
Wal-Mart Stores Inc	12,803	830	Norfolk Southern Corp	2,445		187
Yum! Brands Inc	3,497	280	Ryder System Inc	433		32
		$9,587	Union Pacific Corp	7,039		622
			United Parcel Service Inc	5,666		559
Savings & Loans - 0.05%						$2,207
Hudson City Bancorp Inc	3,909	40
People's United Financial Inc	2,514	39	TOTAL COMMON STOCKS			$137,895
		$79	INVESTMENT COMPANIES - 8.52%	Shares Held	Value (000	's)
			Publicly Traded Investment Fund - 8.52%
Semiconductors - 2.69%			BlackRock Liquidity Funds FedFund Portfolio	12,602,611		12,603
Altera Corp	2,453	123
Analog Devices Inc	2,544	143
Applied Materials Inc	9,740	143	TOTAL INVESTMENT COMPANIES			$12,603
Avago Technologies Ltd	2,108	264	TOTAL PURCHASED OPTIONS - 0.33%			$492
Broadcom Corp	4,534	233	Total Investments			$150,990
Intel Corp	38,572	1,163	Liabilities in Excess of Other Assets, Net - (2.11)%			$(3,127)
KLA-Tencor Corp	1,278	64	TOTAL NET ASSETS - 100.00%			$147,863
Lam Research Corp	1,283	84
Linear Technology Corp	1,945	78
Microchip Technology Inc	1,712	74	(a) Non-Income Producing Security
Micron Technology Inc (a)	8,733	131	(b)		Security or a portion of the security was pledged to cover margin
NVIDIA Corp	4,154	102	requirements for futures contracts. At the end of the period, the value of
Qorvo Inc (a)	1,213	55	these securities totaled $1,228 or 0.83% of net assets.
QUALCOMM Inc	12,747	685
Skyworks Solutions Inc	1,548	130
Texas Instruments Inc	8,327	412	Portfolio Summary (unaudited)
Xilinx Inc	2,098	89	Sector			Percent
		$3,973	Consumer, Non-cyclical			22.30%
Software - 4.11%			Financial			15.84%
Activision Blizzard Inc	4,080	126	Technology			12.38%
Adobe Systems Inc (a)	4,037	332	Communications			11.48%
Akamai Technologies Inc (a)	1,448	100	Consumer, Cyclical			10.04%
Autodesk Inc (a)	1,835	81	Exchange Traded Funds			9.04%
CA Inc	2,541	69	Industrial			9.01%
Cerner Corp (a)	2,492	150	Energy			6.45%
Citrix Systems Inc (a)	1,303	90	Utilities			2.92%
Dun & Bradstreet Corp/The	293	31	Basic Materials			2.28%
Electronic Arts Inc (a)	2,529	171	Purchased Options			0.33%
Fidelity National Information Services Inc	2,285	153	Diversified			0.04%
Fiserv Inc (a)	1,903	165	Liabilities in Excess of Other Assets, Net			(2.11)%
Intuit Inc	2,249	200	TOTAL NET ASSETS			100.00%
Microsoft Corp (b)	64,892	2,872
Oracle Corp	26,385	953
Paychex Inc	2,607	124
Red Hat Inc (a)	1,489	107
salesforce.com inc (a)	5,032	350
		$6,074

Telecommunications - 3.09%
AT&T Inc	49,907	1,626
CenturyLink Inc	4,567	115
Cisco Systems Inc	41,264	1,083
Frontier Communications Corp	9,477	45
Juniper Networks Inc	2,869	74
Level 3 Communications Inc (a)	2,338	102
Motorola Solutions Inc	1,304	89
Verizon Communications Inc	32,987	1,435
		$4,569

Textiles - 0.06%
Mohawk Industries Inc (a)	516	94

Toys, Games & Hobbies - 0.08%
Hasbro Inc	912	66
Mattel Inc	2,747	58
		$124

Transportation - 1.49%
CH Robinson Worldwide Inc	1,150	78
CSX Corp	7,980	215
Expeditors International of Washington Inc	1,534	72
FedEx Corp	2,130	307
JB Hunt Transport Services Inc	745	53

See accompanying notes.

		Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
September 30, 2015 (unaudited)

Futures Contracts

						Unrealized
Type	Long/Short	Contracts	Notional Value		Fair Value	Appreciation/(Depreciation)
S&P 500 Emini; December 2015	Long		21	$1,990	$2,004	$14
Total						$14

Amounts in thousands except contracts

Options

				Upfront Premiums		Unrealized
Purchased Options Outstanding	Exercise Price Expiration Date		Contracts	Paid/(Received)	Fair Value	Appreciation/(Depreciation)
Call - S&P 500 Index	$1,985.00	10/05/2015	20	$17	$2	$(15)
Call - S&P 500 Index	$1,965.00	10/05/2015	50	30	17	(13)
Call - S&P 500 Index	$1,995.00	10/05/2015	50	50	2	(48)
Put - S&P 500 Index	$1,860.00	10/05/2015	50	52	10	(42)
Put - S&P 500 Index	$1,890.00	10/05/2015	120	148	83	(65)
Put - S&P 500 Index	$1,920.00	10/19/2015	100	311	373	62
Put - S&P 500 Index	$1,855.00	10/05/2015	25	34	5	(29)
Total				$642	$492	$(150)

				Upfront Premiums		Unrealized
Written Options Outstanding	Exercise Price	Expiration Date	Contracts	Paid/(Received)	Fair Value	Appreciation/(Depreciation)
Call - S&P 500 Index	$2,000.00	10/05/2015	50	$(41)	$(2)	$39
Call - S&P 500 Index	$1,975.00	10/05/2015	50	(19)	(10)	9
Call - S&P 500 Index	$1,990.00	10/05/2015	20	(14)	(1)	13
Put - S&P 500 Index	$1,870.00	10/05/2015	170	(162)	(55)	107
Put - S&P 500 Index	$1,865.00	10/05/2015	25	(42)	(7)	35
Put - S&P 500 Index	$1,880.00	10/19/2015	100	(213)	(233)	(20)
Total				$(491)	$(308)	$183

Amounts in thousands except contracts

See accompanying notes.

Schedule of Investments
LargeCap Value Account
September 30, 2015 (unaudited)

COMMON STOCKS - 99.26%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value (000	's)

Aerospace & Defense - 4.66%			Media - 1.94%
General Dynamics Corp	31,515	$4,347	Comcast Corp - Class A	50,300	$2,861
L-3 Communications Holdings Inc	12,506	1,307
United Technologies Corp	13,560	1,207	Miscellaneous Manufacturers - 1.68%
		$6,861	General Electric Co	98,100	2,474
Agriculture - 2.66%
Archer-Daniels-Midland Co	52,652	2,183	Oil & Gas - 12.19%
Philip Morris International Inc	21,973	1,743	Apache Corp	60,600	2,373
		$3,926	ConocoPhillips	28,794	1,381
			EP Energy Corp (a)	84,400	435
Airlines - 0.98%
Delta Air Lines Inc	32,342	1,451	Exxon Mobil Corp	50,400	3,747
			Hess Corp	18,000	901
			Newfield Exploration Co (a)	55,400	1,823
Automobile Parts & Equipment - 1.02%			SM Energy Co	13,900	445
Allison Transmission Holdings Inc	56,500	1,508	Tesoro Corp	33,750	3,282
			Valero Energy Corp	59,600	3,582
Banks - 17.01%					$17,969
Bank of America Corp	20,000	312	Oil & Gas Services - 0.92%
Citigroup Inc	52,880	2,623	Cameron International Corp (a)	22,080	1,354
Goldman Sachs Group Inc/The	21,966	3,817
JPMorgan Chase & Co	104,851	6,393
KeyCorp	128,980	1,678	Packaging & Containers - 0.68%
SunTrust Banks Inc	76,600	2,929	WestRock Co	19,398	998
Wells Fargo & Co	142,592	7,322
		$25,074	Pharmaceuticals - 7.01%
Biotechnology - 1.28%			Cardinal Health Inc	48,000	3,688
Amgen Inc	13,600	1,881	Johnson & Johnson	21,340	1,992
			Pfizer Inc (b)	148,300	4,658
					$10,338
Building Materials - 0.91%
Owens Corning	31,900	1,337	REITS - 5.83%
			Apartment Investment & Management Co	22,800	844
			Duke Realty Corp	30,000	571
Chemicals - 2.52%			Equity Residential	59,000	4,432
Dow Chemical Co/The	87,700	3,718	Extra Space Storage Inc	19,100	1,474
			Simon Property Group Inc	6,900	1,268
Computers - 0.87%					$8,589
Amdocs Ltd	22,600	1,286	Retail - 4.36%
			Darden Restaurants Inc	8,240	565
Cosmetics & Personal Care - 1.00%			Foot Locker Inc	34,680	2,496
Procter & Gamble Co/The	20,500	1,475	Target Corp	32,000	2,517
			Wal-Mart Stores Inc	13,000	843
					$6,421
Diversified Financial Services - 0.88%
CoreLogic Inc/United States (a)	34,707	1,292	Semiconductors - 0.86%
			Intel Corp	42,066	1,268

Electric - 5.16%
Ameren Corp	32,900	1,391	Software - 2.50%
FirstEnergy Corp	54,300	1,700	Electronic Arts Inc (a)	34,100	2,310
Public Service Enterprise Group Inc	107,230	4,521	Microsoft Corp	31,000	1,372
		$7,612			$3,682

Food - 3.70%			Telecommunications - 4.78%
Ingredion Inc	9,840	859	AT&T Inc	36,000	1,173
Kroger Co/The	96,322	3,474	Cisco Systems Inc	223,750	5,873
Tyson Foods Inc	26,000	1,121			$7,046
		$5,454	TOTAL COMMON STOCKS		$146,302

Healthcare - Services - 6.23%			INVESTMENT COMPANIES - 0.52%	Shares Held	Value (000	's)
Aetna Inc	30,500	3,337	Publicly Traded Investment Fund - 0.52%
Anthem Inc	22,770	3,188	BlackRock Liquidity Funds FedFund Portfolio	762,014	762
UnitedHealth Group Inc	22,890	2,655
		$9,180	TOTAL INVESTMENT COMPANIES		$762
Insurance - 7.63%			Total Investments		$147,064
American International Group Inc	28,392	1,613	Other Assets in Excess of Liabilities, Net - 0.22%		$328
Berkshire Hathaway Inc - Class B (a)	21,400	2,791	TOTAL NET ASSETS - 100.00%		$147,392
Everest Re Group Ltd	15,490	2,685
Hartford Financial Services Group Inc/The	39,700	1,817
Reinsurance Group of America Inc	11,369	1,030	(a) Non-Income Producing Security
Travelers Cos Inc/The	13,170	1,311	(b)		Security or a portion of the security was pledged to cover margin
		$11,247	requirements for futures contracts. At the end of the period, the value of
			these securities totaled $817 or 0.55% of net assets.

See accompanying notes.

Schedule of Investments
LargeCap Value Account
September 30, 2015 (unaudited)

Portfolio Summary (unaudited)

Sector	Percent
Financial	31.35%
Consumer, Non-cyclical	21.88%
Energy	13.11%
Industrial	7.93%
Communications	6.72%
Consumer, Cyclical	6.36%
Utilities	5.16%
Technology	4.23%
Basic Materials	2.52%
Exchange Traded Funds	0.52%
Other Assets in Excess of Liabilities, Net	0.22%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
MidCap Account
September 30, 2015 (unaudited)

COMMON STOCKS - 99.16%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Aerospace & Defense - 1.51%			Insurance (continued)
TransDigm Group Inc (a)	44,223	$9,393	Markel Corp (a)	25,693	$20,602
			Progressive Corp/The	111,342	3,412
			White Mountains Insurance Group Ltd	7,093	5,301
Banks - 1.19%			Willis Group Holdings PLC	121,819	4,991
M&T Bank Corp	60,490	7,377			$73,874

			Internet - 3.13%
Building Materials - 2.06%			Liberty Ventures (a)	199,927	8,067
Armstrong World Industries Inc (a)	62,843	3,000
			VeriSign Inc (a)	161,483	11,394
Martin Marietta Materials Inc	64,300	9,771
		$12,771			$19,461
			Leisure Products & Services - 0.51%
Chemicals - 4.32%			Liberty TripAdvisor Holdings Inc (a)	141,725	3,142
Air Products & Chemicals Inc	98,779	12,602
Airgas Inc	73,933	6,604
Ecolab Inc	39,821	4,369	Lodging - 0.18%
Platform Specialty Products Corp (a),(b)	258,624	3,272	Wyndham Worldwide Corp	15,243	1,096
		$26,847

Commercial Services - 8.44%			Machinery - Diversified - 1.88%
KAR Auction Services Inc	214,087	7,600	Roper Technologies Inc	74,631	11,695
Live Nation Entertainment Inc (a)	204,218	4,909
Macquarie Infrastructure Corp	107,365	8,016	Media - 7.42%
McGraw Hill Financial Inc	97,374	8,423	Discovery Communications Inc - C Shares (a)	335,213	8,142
Moody's Corp	124,337	12,210	FactSet Research Systems Inc	23,792	3,802
Robert Half International Inc	53,617	2,743	Liberty Broadband Corp - A Shares (a)	46,538	2,394
Verisk Analytics Inc (a)	115,683	8,550	Liberty Broadband Corp - C Shares (a)	117,364	6,006
		$52,451	Liberty Global PLC - A Shares (a)	77,050	3,309
Distribution & Wholesale - 0.87%			Liberty Global PLC - C Shares (a)	230,451	9,453
Fastenal Co	81,817	2,995	Liberty Global PLC LiLAC - A Shares (a)	3,852	130
HD Supply Holdings Inc (a)	83,432	2,388	Liberty Global PLC LiLAC - C Shares (a)	11,522	394
		$5,383	Liberty Media Corp - A Shares (a)	121,359	4,335
			Liberty Media Corp - C Shares (a)	236,180	8,139
Diversified Financial Services - 4.17%					$46,104
AerCap Holdings NV (a)	147,200	5,629
Charles Schwab Corp/The	139,880	3,995	Miscellaneous Manufacturers - 1.10%
FNF Group	294,144	10,433	Colfax Corp (a)	227,560	6,806
FNFV Group (a)	98,695	1,157
LPL Financial Holdings Inc	117,868	4,688	Oil & Gas - 1.48%
		$25,902	EOG Resources Inc	55,117	4,012
Electric - 1.56%			Hess Corp	103,810	5,197
Brookfield Infrastructure Partners LP	190,458	7,003			$9,209
Brookfield Renewable Energy Partners LP/CA	51,998	1,429	Packaging & Containers - 0.30%
Calpine Corp (a)	88,067	1,286	WestRock Co	36,195	1,862
		$9,718

Electronics - 0.78%			Pharmaceuticals - 4.57%
Sensata Technologies Holding NV (a)	110,061	4,880	Mead Johnson Nutrition Co	122,965	8,656
			Valeant Pharmaceuticals International Inc (a)	48,727	8,692
Engineering & Construction - 2.26%			Zoetis Inc	267,674	11,023
SBA Communications Corp (a)	134,244	14,061			$28,371
			Pipelines - 0.01%
			Kinder Morgan Inc/DE - Warrants (a)	88,299	81
Healthcare - Products - 2.47%
Becton Dickinson and Co	47,471	6,298
CR Bard Inc	48,549	9,045	Private Equity - 1.03%
		$15,343	KKR & Co LP	137,301	2,304
Healthcare - Services - 0.94%			Onex Corp	71,341	4,092
DaVita HealthCare Partners Inc (a)	81,052	5,862			$6,396
			Real Estate - 7.51%
Holding Companies - Diversified - 1.09%			Brookfield Asset Management Inc	862,879	27,129
Leucadia National Corp	332,989	6,746	Brookfield Property Partners LP	106,622	2,288
			CBRE Group Inc (a)	212,628	6,804
			Forest City Enterprises Inc (a)	274,751	5,531
Home Builders - 0.53%			Howard Hughes Corp/The (a)	42,556	4,883
Lennar Corp - A Shares	68,100	3,278			$46,635

			REITS - 1.10%
Insurance - 11.89%			Crown Castle International Corp	86,347	6,810
Alleghany Corp (a)	5,803	2,716
Aon PLC	183,430	16,254
Arch Capital Group Ltd (a)	53,197	3,908	Retail - 15.73%
Brown & Brown Inc	219,089	6,785	AutoZone Inc (a)	16,143	11,685
Loews Corp	274,062	9,905	CarMax Inc (a)	196,878	11,679
			Copart Inc (a)	125,715	4,136

See accompanying notes.

Schedule of Investments
MidCap Account
September 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)

Retail (continued)
Dollar General Corp	100,147	$7,255
J Alexander's Holdings Inc (a)	17,046	170
Liberty Interactive Corp QVC Group (a)	377,699	9,907
O'Reilly Automotive Inc (a)	72,599	18,150
Restaurant Brands International Inc	259,442	9,319
Ross Stores Inc	168,612	8,172
Signet Jewelers Ltd	64,405	8,767
TJX Cos Inc/The	118,550	8,467
		$97,707

Semiconductors - 1.14%
Microchip Technology Inc	163,952	7,065

Software - 4.90%
Autodesk Inc (a)	156,922	6,927
CDK Global Inc	53,647	2,563
Fidelity National Information Services Inc	148,249	9,945
Intuit Inc	77,794	6,904
MSCI Inc	69,127	4,110
		$30,449

Telecommunications - 1.75%
EchoStar Corp (a)	83,071	3,575
Motorola Solutions Inc	106,803	7,303
		$10,878

Textiles - 1.34%
Mohawk Industries Inc (a)	45,917	8,347

TOTAL COMMON STOCKS		$616,000
INVESTMENT COMPANIES - 0.77%	Shares Held	Value (000	's)

Publicly Traded Investment Fund - 0.77%
BlackRock Liquidity Funds FedFund Portfolio	4,786,983	4,787

TOTAL INVESTMENT COMPANIES		$4,787
Total Investments		$620,787
Other Assets in Excess of Liabilities, Net - 0.07%		$415
TOTAL NET ASSETS - 100.00%		$621,202

(a)	Non-Income Producing Security
(b)	Security is Illiquid. At the end of the period, the value of these securities totaled $3,272 or 0.53% of net assets.

Portfolio Summary (unaudited)

Sector	Percent
Financial	26.89%
Consumer, Cyclical	19.16%
Consumer, Non-cyclical	16.42%
Communications	12.30%
Industrial	9.89%
Technology	6.04%
Basic Materials	4.32%
Utilities	1.56%
Energy	1.49%
Diversified	1.09%
Exchange Traded Funds	0.77%
Other Assets in Excess of Liabilities, Net	0.07%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Money Market Account
September 30, 2015 (unaudited)

INVESTMENT COMPANIES - 5.55%	Shares Held Value (000's)			Principal
			MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)
Publicly Traded Investment Fund - 5.55%
BlackRock Liquidity Funds TempFund	3,240,000	$3,240	Illinois - 0.07%
Portfolio			Memorial Health System/IL (credit support
Deutsche Money Market Series	4,900,000	4,900	from JP Morgan Chase & Co)
Morgan Stanley Institutional Liquidity Funds -	2,700,000	2,700	0.08%, 10/07/2015(c)	$200	$200
Government Portfolio
STIT - Liquid Assets Portfolio	5,300,000	5,300	Iowa - 0.17%
		$16,140	Iowa Finance Authority (credit support from
TOTAL INVESTMENT COMPANIES		$16,140	FHLB 100%, Fannie Mae 78.25% and Ginnie
	Principal		Mae 21.75%)
BONDS- 2.27%	Amount (000's) Value (000's)		0.15%, 10/07/2015(c)	500	500
Automobile Asset Backed Securities - 0.88%
ARI Fleet Lease Trust 2015-A			Minnesota - 0.34%
0.40%, 04/15/2016(a)	$502	$502	Minnesota Housing Finance Agency (credit
Chrysler Capital Auto Receivables Trust 2015-			support from Wells Fargo)
A			0.19%, 10/07/2015(c)	1,000	1,000
0.37%, 04/15/2016(a),(b)	137	137
Drive Auto Receivables Trust 2015-B
0.46%, 06/15/2016(a),(b)	64	64	New Mexico - 0.39%
GM Financial Automobile Leasing Trust			Village of Los Lunas NM (credit support from
2015-1			Wells Fargo)
0.38%, 03/21/2016(b)	14	14	0.24%, 10/07/2015(c)	1,150	1,150
Huntington Auto Trust 2015-1
0.35%, 06/15/2016	892	892	New York - 2.94%
Santander Drive Auto Receivables Trust 2015-			Housing Development Corp/NY (credit
2			support from Fannie Mae)
0.45%, 05/16/2016(b)	101	101	0.10%, 10/07/2015(c)	2,150	2,150
SunTrust Auto Receivables Trust 2015-1			Housing Development Corp/NY (credit
0.40%, 06/15/2016(a),(b)	839	839	support from Freddie Mac)
		$2,549	0.10%, 10/07/2015(c)	1,320	1,320
			New York State Housing Finance
Banks- 0.62%			Agency (credit support from Fannie Mae)
Wells Fargo Bank NA			0.10%, 10/07/2015(c)	900	900
0.50%, 05/20/2016(b)	1,800	1,800
			0.15%, 10/07/2015(c)	1,560	1,560
			0.19%, 10/07/2015(c)	1,300	1,300
Other Asset Backed Securities - 0.77%			New York State Housing Finance
CIT Equipment Collateral 2014-VT1			Agency (credit support from Freddie Mac)
0.30%, 12/21/2015(a),(b)	31	31	0.10%, 10/07/2015(c)	1,300	1,300
GE Equipment Transportation LLC Series					$8,530
2015-1
0.25%, 03/23/2016(b)	274	274	North Carolina - 0.29%
GreatAmerica Leasing Receivables Funding			City of Raleigh NC (credit support from
LLC Series 2015-1			Wells Fargo)
0.40%, 03/21/2016(a),(b)	190	190	0.19%, 10/07/2015(c)	840	840
John Deere Owner Trust 2015
0.27%, 04/01/2016(b)	411	411	Pennsylvania - 0.23%
Kubota Credit Owner Trust 2015-1			Luzerne County Industrial Development
0.27%, 02/16/2016(a),(b)	81	81	Authority (credit support from Wells Fargo)
MMAF Equipment Finance LLC 2015-A			0.24%, 10/07/2015(c)	670	670
0.39%, 06/03/2016(a),(b)	1,263	1,263
		$2,250
TOTAL BONDS		$6,599	Texas - 0.55%
			South Central Texas Industrial Development
	Principal		Corp (credit support from JP Morgan Chase &
MUNICIPAL BONDS - 5.79%	Amount (000's) Value (000's)		Co)
California - 0.57%			0.10%, 10/07/2015(c)	1,600	1,600
California Statewide Communities
Development Authority (credit support from			TOTAL MUNICIPAL BONDS		$16,830
Fannie Mae)				Principal
0.20%, 10/07/2015(c)	$140	$140	COMMERCIAL PAPER - 81.87%	Amount (000's) Value (000's)
San Francisco City & County Redevelopment
Agency (credit support from Fannie Mae)			Aerospace & Defense - 1.51%
0.10%, 10/07/2015(c)	1,500	1,500	United Technologies Corp
			0.25%, 11/30/2015(a)	$2,200	$2,199
		$1,640	0.26%, 11/24/2015(a)	2,200	2,199
Colorado - 0.24%					$4,398
Colorado Housing & Finance
Authority (credit support from Federal Home			Automobile Manufacturers - 2.13%
Loan Bank)			BMW US Capital LLC (credit support from
0.15%, 10/07/2015(b),(c)	700	700	BMW AG)
			0.12%, 10/02/2015(a),(c)	2,000	2,000
			Toyota Credit Canada Inc (credit support
			from Toyota Financial Services)
			0.25%, 10/30/2015(c)	2,200	2,199

See accompanying notes.

Schedule of Investments
Money Market Account
September 30, 2015 (unaudited)

	Principal			Principal
COMMERCIAL PAPER (continued)	Amount (000's) Value (000's)		COMMERCIAL PAPER (continued)	Amount (000's) Value (000's)

Automobile Manufacturers (continued)			Chemicals - 1.38%
Toyota Motor Credit Corp			EI du Pont de Nemours & Co
0.24%, 10/27/2015	$2,000	$2,000	0.14%, 10/07/2015(a)	$2,000	$2,000
		$6,199	0.20%, 11/20/2015(a)	2,000	1,999

Banks - 27.37%					$3,999
Bank of Tokyo-Mitsubishi UFJ Ltd/New York			Commercial Services - 3.61%
NY			Catholic Health Initiatives
0.13%, 10/01/2015	2,200	2,200	0.35%, 11/03/2015	2,000	1,999
0.17%, 11/12/2015	2,200	2,199	0.35%, 11/17/2015	2,100	2,099
BNP Paribas SA/New York NY			0.38%, 10/19/2015	2,195	2,195
0.21%, 10/07/2015	2,000	2,000	Salvation Army/United States
0.23%, 11/06/2015	2,300	2,299	0.18%, 10/21/2015	2,200	2,200
0.31%, 11/18/2015	2,100	2,099	0.20%, 10/28/2015	2,000	2,000
Credit Suisse/New York NY					$10,493
0.30%, 11/16/2015	2,100	2,099
0.32%, 11/30/2015	2,000	1,999	Computers - 2.82%
0.40%, 01/14/2016	2,000	1,998	EMC Corp/MA
			0.18%, 10/01/2015(a)	2,000	2,000
DBS Bank Ltd			0.18%, 10/14/2015(a)	2,000	2,000
0.29%, 11/09/2015(a),(d)	2,000	1,999
0.30%, 11/17/2015(a),(d)	1,900	1,899	0.18%, 12/02/2015(a)	2,200	2,199
0.30%, 11/25/2015(a),(d)	2,000	1,999	International Business Machines Corp
			0.20%, 12/28/2015(a)	2,000	1,999
DNB Bank ASA
0.25%, 12/29/2015(a),(d)	2,000	1,999			$8,198
ING US Funding LLC (credit support from			Consumer Products - 1.31%
ING Bank)			Reckitt Benckiser Treasury Services
0.29%, 11/02/2015(c)	1,500	1,500	PLC (credit support from Reckitt Benckiser
0.32%, 10/09/2015(c)	2,100	2,100	Group)
0.32%, 12/02/2015(c)	2,000	1,999	0.25%, 12/11/2015(a),(c)	1,820	1,819
KFW (credit support from Republic of			0.40%, 01/11/2016(a),(c)	2,000	1,998
Germany)					$3,817
0.22%, 10/23/2015(a),(c),(d)	2,000	2,000
0.23%, 10/29/2015(a),(c),(d)	2,200	2,200	Diversified Financial Services - 19.72%
Manhattan Asset Funding Co LLC			Anglesea Funding LLC
0.20%, 10/06/2015	2,200	2,200	0.15%, 10/01/2015(a)	2,000	2,000
0.25%, 10/13/2015	2,000	2,000	AXA Financial Inc (credit support from AXA
0.34%, 01/12/2016	2,000	1,998	SA)
Mitsubishi UFJ Trust & Banking Corp/NY			0.20%, 11/06/2015(a),(c)	1,200	1,200
0.29%, 10/26/2015(a)	2,100	2,100	Collateralized Commercial Paper Co LLC
Mizuho Bank Ltd/NY			0.25%, 10/26/2015	2,200	2,199
0.27%, 10/01/2015(a)	2,000	2,000	CRC Funding LLC
Nordea Bank AB			0.30%, 12/14/2015(a)	2,100	2,099
0.26%, 10/29/2015(a),(d)	2,000	2,000	DCAT LLC
0.30%, 11/19/2015(a),(d)	2,000	1,999	0.34%, 10/06/2015	2,300	2,300
Oversea-Chinese Banking Corp Ltd			0.37%, 10/05/2015	2,000	2,000
0.25%, 10/08/2015(d)	2,200	2,200	0.38%, 10/21/2015	2,000	1,999
Sheffield Receivables Co LLC			Fairway Finance LLC
0.19%, 10/08/2015(a)	2,200	2,200	0.17%, 10/13/2015(a)	2,245	2,245
0.27%, 10/21/2015(a)	2,100	2,100	0.19%, 10/02/2015(a)	2,100	2,100
0.28%, 11/03/2015(a)	2,100	2,099	0.24%, 10/05/2015(a)	2,200	2,200
Skandinaviska Enskilda Banken AB			Gotham Funding Corp
0.25%, 10/15/2015(a),(d)	2,000	2,000	0.19%, 10/06/2015(a)	2,000	2,000
0.29%, 12/21/2015(a),(d)	2,300	2,298	0.19%, 10/16/2015(a)	1,700	1,700
0.29%, 12/23/2015(a),(d)	1,500	1,499	0.20%, 10/01/2015(a)	2,000	2,000
Societe Generale SA			0.31%, 12/01/2015(a)	1,200	1,199
0.17%, 11/20/2015(a),(d)	2,000	2,000	ING US Funding LLC (credit support from
0.26%, 11/04/2015(a),(d)	2,100	2,099	ING Bank)
Standard Chartered Bank/New York			0.32%, 10/22/2015(c)	1,000	1,000
0.30%, 11/16/2015(a)	2,200	2,199	Intercontinental Exchange Inc
0.34%, 11/23/2015(a)	2,000	1,999	0.15%, 10/01/2015(a)	2,300	2,300
Sumitomo Mitsui Banking Corp			0.15%, 10/07/2015(a)	2,000	2,000
0.27%, 10/02/2015(a),(d)	2,100	2,100	0.25%, 11/04/2015(a)	2,000	1,999
0.30%, 12/24/2015(a),(d)	2,200	2,198	JP Morgan Securities LLC
0.31%, 11/09/2015(a),(d)	2,200	2,199	0.30%, 01/05/2016	2,000	1,998
United Overseas Bank Ltd			Jupiter Securitization Co LLC
0.30%, 12/04/2015(a),(d)	1,500	1,499	0.42%, 01/13/2016(a)	2,300	2,297
		$79,574	Liberty Street Funding LLC
			0.14%, 10/19/2015(a)	3,100	3,100
Beverages - 0.69%			0.25%, 10/20/2015(a)	1,400	1,400
Brown-Forman Corp			0.25%, 10/22/2015(a)	2,000	2,000
0.20%, 10/20/2015(a)	2,000	2,000	Nieuw Amsterdam Receivables Corp
			0.23%, 10/16/2015(a)	2,100	2,100
			0.23%, 11/02/2015(a)	2,200	2,199
			0.23%, 11/03/2015(a)	1,600	1,600

See accompanying notes.

Schedule of Investments
Money Market Account
September 30, 2015 (unaudited)

	Principal			Principal
COMMERCIAL PAPER (continued)	Amount (000's) )	Value (000's	COMMERCIAL PAPER (continued)	Amount (000's)	Value (000	's)

Diversified Financial Services (continued)			REITS (continued)
Regency Markets No. 1 LLC			Simon Property Group LP (continued)
0.18%, 10/26/2015(a)	$2,000	$2,000	0.25%, 11/10/2015(a)	$1,600		$1,599
0.22%, 10/14/2015(a)	2,000	2,000				$3,599
Thunder Bay Funding LLC
0.36%, 01/15/2016(a)	2,100	2,098	Supranational Bank - 0.69%
		$57,332	Corp Andina de Fomento
			0.24%, 01/04/2016(a)	2,000		1,999
Electric - 3.58%
GDF Suez
0.22%, 10/26/2015(a)	2,200	2,200	Telecommunications - 2.28%
0.24%, 10/13/2015(a)	2,000	2,000	Telstra Corp Ltd
			0.24%, 10/15/2015(a)	2,200		2,200
0.24%, 10/27/2015(a)	2,200	2,199
			0.25%, 10/20/2015(a)	1,335		1,335
Oglethorpe Power Corp			0.30%, 11/25/2015(a)	1,100		1,099
0.20%, 10/09/2015(a)	2,000	2,000
			0.36%, 12/14/2015(a)	2,000		1,999
0.20%, 10/30/2015(a)	2,000	2,000
		$10,399				$6,633
			TOTAL COMMERCIAL PAPER			$238,034
Electrical Components & Equipment - 0.69%				Principal
Emerson Electric Co			CERTIFICATE OF DEPOSIT - 1.96%	Amount (000's)	Value (000	's)
0.15%, 12/21/2015(a)	2,000	1,999
			Banks - 1.96%
			Bank of America NA
Food - 2.06%			0.28%, 11/12/2015	2,000		2,000
Unilever Capital Corp (credit support from			0.34%, 01/19/2016	2,300		2,300
Unilever PLC)			Bank of Nova Scotia/Houston
0.04%, 10/01/2015(a),(c)	6,000	6,000	0.47%, 05/11/2016(b),(d)	1,400		1,400
						$5,700
Healthcare - Products - 0.69%			TOTAL CERTIFICATE OF DEPOSIT			$5,700
Danaher Corp				Maturity
0.20%, 10/19/2015(a)	2,000	2,000	REPURCHASE AGREEMENTS - 2.75%	Amount (000's)	Value (000	's)
			Banks - 2.75%
Insurance - 3.09%			Merrill Lynch Repurchase Agreement; 0.10%	$8,000		$8,000
Prudential Funding LLC (credit support from			dated 09/30/2015 maturing 10/01/2015
Prudential Financial Inc)			(collateralized by US Government
0.07%, 10/07/2015(c)	2,000	2,000	Security; $8,160,325; 0.00%; dated
Prudential PLC			07/15/2032)
0.23%, 10/19/2015(a)	2,000	2,000
0.25%, 10/14/2015(a)	2,300	2,300	TOTAL REPURCHASE AGREEMENTS			$8,000
0.30%, 12/04/2015(a)	1,200	1,199	Total Investments			$291,303
0.37%, 02/02/2016(a)	1,500	1,498	Liabilities in Excess of Other Assets, Net - (0.19)%			$(548)
		$8,997	TOTAL NET ASSETS - 100.00%			$290,755

Investment Companies - 0.72%
Alpine Securitization Corp			(a)		Security exempt from registration under Rule 144A of the Securities Act of
0.27%, 10/01/2015(a)	2,100	2,100
			1933. These securities may be resold in transactions exempt from
			registration, normally to qualified institutional buyers. At the end of the
Machinery - Construction & Mining - 0.76%			period, the value of these securities totaled $179,864 or 61.86% of net
Caterpillar Financial Services Corp (credit			assets.
support from Caterpillar Inc)			(b)	Variable Rate. Rate shown is in effect at September 30, 2015.
0.17%, 11/23/2015(c)	2,200	2,199	(c)		Credit support indicates investments that benefit from credit enhancement
			or liquidity support provided by a third party bank, institution, or
			government agency.
Miscellaneous Manufacturers - 2.13%			(d)	Security issued by foreign bank and denominated in USD.
Dover Corp
0.08%, 10/01/2015(a)	6,200	6,200

			Portfolio Summary (unaudited)
Pharmaceuticals - 1.34%			Sector			Percent
AstraZeneca PLC
0.14%, 12/10/2015(a)	2,000	1,999	Financial			58.16%
0.15%, 11/23/2015(a)	1,900	1,900	Consumer, Non-cyclical			9.70%
			Insured			5.79%
		$3,899	Exchange Traded Funds			5.55%
Pipelines - 2.06%			Industrial			5.09%
Questar Corp			Utilities			3.58%
0.14%, 10/16/2015(a)	1,000	1,000	Technology			2.82%
0.17%, 10/05/2015(a)	2,000	2,000	Communications			2.28%
0.17%, 10/09/2015(a)	1,200	1,200	Consumer, Cyclical			2.13%
0.17%, 10/28/2015(a)	1,800	1,800	Energy			2.06%
		$6,000	Asset Backed Securities			1.65%
			Basic Materials			1.38%
REITS - 1.24%			Liabilities in Excess of Other Assets, Net			(0.19)%
Simon Property Group LP			TOTAL NET ASSETS			100.00%
0.20%, 10/20/2015(a)	2,000	2,000

See accompanying notes.

Schedule of Investments
Multi-Asset Income Account
September 30, 2015 (unaudited)

INVESTMENT COMPANIES - 100.00%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 100.00%
Equity Income Fund (a)	48	$1
Global Diversified Income Fund (a)	629	8
Global Real Estate Securities Fund (a)	142	1
High Yield Fund (a)	487	4
International Fund I (a)	89	1
Preferred Securities Fund (a)	217	2
Real Estate Debt Income Fund (a)	196	2
		$19
TOTAL INVESTMENT COMPANIES		$19
Total Investments		$19
Other Assets in Excess of Liabilities, Net - 0.00%		$—
TOTAL NET ASSETS - 100.00%		$19

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Specialty Funds	42.11%
Fixed Income Funds	42.11%
International Equity Funds	10.53%
Domestic Equity Funds	5.25%
Other Assets in Excess of Liabilities, Net	0.00%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Multi-Asset Income Account
September 30, 2015 (unaudited)

	December 31,	December 31,						September 30,	September 30,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales		2015	2015
	Shares	Cost	Shares	Cost	Shares	Proceeds		Shares	Cost
Equity Income Fund	—	$—	48	$1	—		$—	48	$1
Global Diversified Income Fund	—	—	629	9	—		—	629	9
Global Real Estate Securities Fund	—	—	142	1	—		—	142	1
High Yield Fund	—	—	487	4	—		—	487	4
International Fund I	—	—	89	1	—		—	89	1
Preferred Securities Fund	—	—	217	2	—		—	217	2
Real Estate Debt Income Fund	—	—	196	2	—		—	196	2
		$—		$20			$–		$20

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Equity Income Fund		$—			$—	$			—
Global Diversified Income Fund		—			—				—
Global Real Estate Securities Fund		—			—				—
High Yield Fund		—			—				—
International Fund I		—			—				—
Preferred Securities Fund		—			—				—
Real Estate Debt Income Fund		—			—				—
		$—			$—	$			—
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments
Principal Capital Appreciation Account
September 30, 2015 (unaudited)

COMMON STOCKS - 96.86%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Aerospace & Defense - 3.14%			Diversified Financial Services - 3.43%
Boeing Co/The	17,476	$2,288	Ameriprise Financial Inc	6,517	$711
Northrop Grumman Corp	10,912	1,811	Charles Schwab Corp/The	59,037	1,686
Teledyne Technologies Inc (a)	9,512	859	FNF Group	29,089	1,032
		$4,958	Franklin Resources Inc	34,620	1,290
			T Rowe Price Group Inc	9,894	688
Airlines - 0.44%					$5,407
Alaska Air Group Inc	8,831	702
			Electric - 1.47%
			Duke Energy Corp	13,328	959
Apparel - 1.97%			Xcel Energy Inc	38,548	1,365
NIKE Inc	24,507	3,014			$2,324
Ralph Lauren Corp	842	99
		$3,113	Electronics - 3.31%
			Corning Inc	30,720	526
Automobile Manufacturers - 0.88%			FEI Co	6,391	467
PACCAR Inc	26,599	1,388	FLIR Systems Inc	8,471	237
			Thermo Fisher Scientific Inc	14,163	1,732
Automobile Parts & Equipment - 1.54%			Trimble Navigation Ltd (a)	31,601	519
Autoliv Inc	9,058	987	Waters Corp (a)	14,753	1,744
Johnson Controls Inc	34,888	1,443			$5,225
		$2,430	Environmental Control - 0.92%
Banks - 7.22%			Stericycle Inc (a)	2,231	311
East West Bancorp Inc	22,386	860	Waste Connections Inc	23,664	1,149
Goldman Sachs Group Inc/The	4,392	763			$1,460
JPMorgan Chase & Co	29,520	1,800
PNC Financial Services Group Inc/The	22,862	2,039	Food - 2.97%
			Dairy Farm International Holdings Ltd ADR	7,529	227
State Street Corp	6,274	422
SVB Financial Group (a)	7,400	855	General Mills Inc	21,415	1,202
			Kroger Co/The	39,642	1,430
US Bancorp	35,906	1,472	McCormick & Co Inc/MD	14,513	1,192
Wells Fargo & Co	62,157	3,192	Safeway, Inc. - CVR - Casa Ley (a),(b)	825	—
		$11,403	Safeway, Inc. - CVR - Property Development	825	—
Beverages - 1.68%			Centers (a),(b),(c)
Brown-Forman Corp - B Shares	7,799	756	Whole Foods Market Inc	20,384	645
Coca-Cola Co/The	28,233	1,133			$4,696
PepsiCo Inc	8,172	770	Gas - 1.46%
		$2,659	Sempra Energy	23,805	2,302
Biotechnology - 0.73%
Gilead Sciences Inc	11,664	1,145	Healthcare - Products - 2.99%
			Becton Dickinson and Co	10,085	1,338
Building Materials - 0.49%			Bio-Techne Corp	9,133	844
Apogee Enterprises Inc	17,195	768	Edwards Lifesciences Corp (a)	7,695	1,094
			Halyard Health Inc (a)	13,094	372
			Medtronic PLC	7,590	508
Chemicals - 1.90%			Varian Medical Systems Inc (a)	7,678	567
EI du Pont de Nemours & Co	11,635	561			$4,723
FMC Corp	8,037	272
International Flavors & Fragrances Inc	10,526	1,087	Healthcare - Services - 1.65%
PPG Industries Inc	12,243	1,074	DaVita HealthCare Partners Inc (a)	18,235	1,319
		$2,994	Universal Health Services Inc	10,243	1,278
					$2,597
Commercial Services - 0.86%
PayPal Holdings Inc (a)	9,577	297	Housewares - 0.27%
Robert Half International Inc	10,546	540	Tupperware Brands Corp	8,608	426
TrueBlue Inc (a)	22,842	513
		$1,350	Insurance - 2.02%
Computers - 5.01%			ACE Ltd	13,815	1,428
Apple Inc	47,765	5,268	Chubb Corp/The	1,318	162
EMC Corp/MA	59,972	1,449	MetLife Inc	12,335	582
International Business Machines Corp	8,188	1,187	XL Group PLC	27,815	1,010
		$7,904			$3,182

Consumer Products - 0.96%			Internet - 3.44%
Kimberly-Clark Corp	6,162	672	Amazon.com Inc (a)	3,461	1,772
WD-40 Co	9,385	836	eBay Inc (a)	6,577	161
		$1,508	Google Inc - A Shares (a)	3,456	2,206
			Google Inc - C Shares (a)	1,556	947
Cosmetics & Personal Care - 0.61%			LinkedIn Corp (a)	1,847	351
Procter & Gamble Co/The	13,473	969			$5,437

			Iron & Steel - 0.51%
Distribution & Wholesale - 0.47%			Reliance Steel & Aluminum Co	14,452	781
Pool Corp	10,374	750	Schnitzer Steel Industries Inc	2,013	27
					$808

See accompanying notes.

Schedule of Investments
Principal Capital Appreciation Account
September 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value (000	's)

Leisure Products & Services - 1.15%			Semiconductors - 2.82%
Carnival Corp	18,537	$921	Applied Materials Inc	40,260		$591
Harley-Davidson Inc	16,162	888	Avago Technologies Ltd	3,380		423
		$1,809	Intel Corp	29,427		887
			Lam Research Corp	12,646		826
Machinery - Diversified - 1.09%			Microchip Technology Inc	25,652		1,105
Deere & Co	20,471	1,515	QUALCOMM Inc	11,533		620
Tennant Co	3,549	199				$4,452
		$1,714
			Software - 6.63%
Media - 2.06%			Adobe Systems Inc (a)	31,337		2,577
Viacom Inc	17,755	766	Autodesk Inc (a)	16,296		719
Walt Disney Co/The	24,351	2,489	Fair Isaac Corp	15,054		1,272
		$3,255	Microsoft Corp	65,887		2,916
			Omnicell Inc (a)	14,739		459
Metal Fabrication & Hardware - 0.50%
Precision Castparts Corp	3,463	796	Oracle Corp	52,336		1,890
			Tyler Technologies Inc (a)	4,248		634
						$10,467
Miscellaneous Manufacturers - 2.13%
AptarGroup Inc	17,132	1,130	Telecommunications - 2.28%
Crane Co	9,001	420	Cisco Systems Inc	29,442		773
Donaldson Co Inc	13,217	371	Verizon Communications Inc	64,955		2,826
General Electric Co	56,879	1,434				$3,599

		$3,355	Toys, Games & Hobbies - 0.53%
Oil & Gas - 4.89%			Hasbro Inc	11,542		833
Chevron Corp	20,261	1,598
Cimarex Energy Co	5,926	607	Transportation - 1.43%
Devon Energy Corp	15,858	588	Expeditors International of Washington Inc	25,554		1,202
Energen Corp	12,790	638	Union Pacific Corp	11,978		1,059
Exxon Mobil Corp	32,270	2,399				$2,261
HollyFrontier Corp	18,522	905
Occidental Petroleum Corp	14,852	983	Trucking & Leasing - 0.08%
		$7,718	Greenbrier Cos Inc/The	3,919		126

Oil & Gas Services - 0.96%
Natural Gas Services Group Inc (a)	13,390	258	Water - 0.05%
Schlumberger Ltd	18,166	1,253	California Water Service Group	3,246		72
		$1,511
			TOTAL COMMON STOCKS			$152,869
Pharmaceuticals - 6.73%			INVESTMENT COMPANIES - 2.51%	Shares Held	Value (000	's)
Abbott Laboratories	32,482	1,306
AbbVie Inc	14,732	802	Publicly Traded Investment Fund - 2.51%
Allergan PLC (a)	5,497	1,494	BlackRock Liquidity Funds FedFund Portfolio	3,968,893		3,969
Bristol-Myers Squibb Co	18,918	1,120
Johnson & Johnson	21,116	1,971	TOTAL INVESTMENT COMPANIES			$3,969
McKesson Corp	12,665	2,343	Total Investments			$156,838
Perrigo Co PLC	2,750	433	Other Assets in Excess of Liabilities, Net - 0.63%			$994
Teva Pharmaceutical Industries Ltd ADR	7,778	439	TOTAL NET ASSETS - 100.00%			$157,832
VCA Inc (a)	13,448	708
		$10,616
			(a) Non-Income Producing Security
REITS - 2.99%			(b)		Fair value of these investments is determined in good faith by the Manager
Alexandria Real Estate Equities Inc	10,555	894	under procedures established and periodically reviewed by the Board of
Care Capital Properties Inc	4,224	139	Directors. At the end of the period, the fair value of these securities totaled
Essex Property Trust Inc	2,895	647	$0 or 0.00% of net assets.
HCP Inc	8,066	300	(c)		Security is Illiquid. At the end of the period, the value of these securities
Plum Creek Timber Co Inc	31,204	1,233	totaled $0 or 0.00% of net assets.
Sabra Health Care REIT Inc	14,005	325
Ventas Inc	16,896	947
Weyerhaeuser Co	8,573	234
		$4,719	Portfolio Summary (unaudited)
Retail - 7.77%			Sector			Percent
Copart Inc (a)	27,829	916	Consumer, Non-cyclical			19.18%
Costco Wholesale Corp	19,936	2,882	Financial			16.09%
CVS Health Corp	21,931	2,116	Consumer, Cyclical			15.02%
Dollar General Corp	7,708	558	Technology			14.46%
Home Depot Inc/The	12,176	1,406	Industrial			13.09%
Nordstrom Inc	23,189	1,663	Communications			7.78%
Starbucks Corp	47,844	2,720	Energy			5.85%
		$12,261	Utilities			2.98%
			Exchange Traded Funds			2.51%
Savings & Loans - 0.43%			Basic Materials			2.41%
Washington Federal Inc	29,750	677	Other Assets in Excess of Liabilities, Net			0.63%
			TOTAL NET ASSETS			100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2010 Account
September 30, 2015 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 66.95%
Blue Chip Fund (a)	78,402	$1,186
Bond Market Index Fund (a)	305,144	3,384
Diversified International Fund (a)	165,153	1,807
Diversified Real Asset Fund (a)	171,909	1,838
Equity Income Fund (a)	56,504	1,359
Global Diversified Income Fund (a)	270,748	3,587
Global Multi-Strategy Fund (a)	139,674	1,524
Global Opportunities Fund (a)	70,114	785
Inflation Protection Fund (a)	396,372	3,298
International Emerging Markets Fund (a)	18,761	379
LargeCap Growth Fund I (a)	103,509	1,288
LargeCap S&P 500 Index Fund (a)	127,738	1,744
LargeCap Value Fund III (a)	105,701	1,549
MidCap Fund (a)	79,233	1,683
Origin Emerging Markets Fund (a),(b)	43,837	367
Overseas Fund (a)	195,802	1,872
SmallCap Growth Fund I (a)	45,589	524
SmallCap Value Fund II (a)	44,657	543
		$28,717

Principal Variable Contracts Funds, Inc. Class 1 - 33.06%
Bond & Mortgage Securities Account (a)	842,895	9,398
Short-Term Income Account (a)	1,883,606	4,785
		$14,183
TOTAL INVESTMENT COMPANIES		$42,900
Total Investments		$42,900
Liabilities in Excess of Other Assets, Net - (0.01)%		$(5)
TOTAL NET ASSETS - 100.00%		$42,895

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	48.64%
Domestic Equity Funds	23.03%
Specialty Funds	16.20%
International Equity Funds	12.14%
Liabilities in Excess of Other Assets, Net	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2010 Account
September 30, 2015 (unaudited)

	December 31,	December 31,						September 30, September 30,
Affiliated Securities	2014	2014		Purchases	Purchases	Sales	Sales	2015	2015
	Shares	Cost		Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	—	$—		86,083	$1,356	7,681	$123	78,402	$1,234
Bond & Mortgage Securities Account	922,569	10,844		91,411	1,043	171,085	1,974	842,895	9,927
Bond Market Index Fund	326,944	3,639		22,555	249	44,355	491	305,144	3,397
Diversified International Fund	193,748	2,685		12,173	145	40,768	485	165,153	2,374
Diversified Real Asset Fund	135,027	1,400		62,523	752	25,641	305	171,909	1,852
Equity Income Fund	90,261	1,711		6,121	162	39,878	1,061	56,504	1,071
Global Diversified Income Fund	156,226	1,682		149,995	2,117	35,473	496	270,748	3,304
Global Multi-Strategy Fund	114,677	1,188		46,346	519	21,349	237	139,674	1,471
Global Opportunities Fund	74,398	801		4,317	52	8,601	103	70,114	751
High Yield Fund I	133,933	1,320		4,510	46	138,443	1,428	—	—
Inflation Protection Fund	281,441	2,265		174,025	1,490	59,094	503	396,372	3,255
International Emerging Markets Fund	31,149	900		1,682	39	14,070	326	18,761	540
LargeCap Growth Fund I	214,256	2,490		10,989	143	121,736	1,575	103,509	1,197
LargeCap S&P 500 Index Fund	125,115	1,455		24,227	355	21,604	314	127,738	1,507
LargeCap Value Fund	84,232	1,058		2,590	33	86,822	1,101	—	—
LargeCap Value Fund III	112,586	1,528		7,067	112	13,952	220	105,701	1,428
MidCap Fund	97,720	1,474		5,779	133	24,266	564	79,233	1,167
Origin Emerging Markets Fund	—	—		48,009	468	4,172	40	43,837	428
Overseas Fund	209,210	1,954		13,521	145	26,929	285	195,802	1,814
Short-Term Income Account	1,988,097	5,053		206,152	532	310,643	806	1,883,606	4,779
SmallCap Growth Fund I	56,477	484		2,963	37	13,851	173	45,589	361
SmallCap Value Fund II	54,911	453		2,812	37	13,066	173	44,657	345
		$44,384			$9,965		$12,783		$42,202

					Realized Gain/Loss			Realized Gain from
		Income			on Investments		Capital Gain Distributions
Blue Chip Fund			$—			$1			$—
Bond & Mortgage Securities Account			295			14			—
Bond Market Index Fund			—			—			—
Diversified International Fund			—			29			—
Diversified Real Asset Fund			—			5			—
Equity Income Fund			27			259			—
Global Diversified Income Fund			112			1			—
Global Multi-Strategy Fund			—			1			—
Global Opportunities Fund			—			1			—
High Yield Fund I			11			62			—
Inflation Protection Fund			—			3			—
International Emerging Markets Fund			—			(73)			—
LargeCap Growth Fund I			—			139			—
LargeCap S&P 500 Index Fund			—			11			—
LargeCap Value Fund			—			10			—
LargeCap Value Fund III			—			8			—
MidCap Fund			—			124			—
Origin Emerging Markets Fund			—			—			—
Overseas Fund			—			—			—
Short-Term Income Account			127			—			—
SmallCap Growth Fund I			—			13			—
SmallCap Value Fund II			—			28			—
			$571			$636			$—
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments
Principal LifeTime 2020 Account
September 30, 2015 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 78.09%
Blue Chip Fund (a)	543,787	$8,228
Bond Market Index Fund (a)	1,106,149	12,267
Diversified International Fund (a)	945,320	10,342
Diversified Real Asset Fund (a)	707,225	7,560
Equity Income Fund (a)	325,338	7,828
Global Diversified Income Fund (a)	916,522	12,144
Global Multi-Strategy Fund (a)	576,123	6,286
Global Opportunities Fund (a)	806,491	9,033
Global Real Estate Securities Fund (a)	543,166	4,812
Inflation Protection Fund (a)	904,320	7,524
International Emerging Markets Fund (a)	123,464	2,495
LargeCap Growth Fund I (a)	739,976	9,205
LargeCap S&P 500 Index Fund (a)	1,000,819	13,661
LargeCap Value Fund III (a)	585,628	8,585
MidCap Fund (a)	254,608	5,408
MidCap Growth Fund III (a)	282,602	2,815
MidCap Value Fund III (a)	146,700	2,658
Origin Emerging Markets Fund (a),(b)	263,442	2,208
Overseas Fund (a)	1,073,373	10,261
SmallCap Growth Fund I (a)	250,248	2,875
SmallCap Value Fund II (a)	238,479	2,900
		$149,095

Principal Variable Contracts Funds, Inc. Class 1 - 21.92%
Bond & Mortgage Securities Account (a)	3,127,453	34,871
Short-Term Income Account (a)	2,743,884	6,970
		$41,841
TOTAL INVESTMENT COMPANIES		$190,936
Total Investments		$190,936
Liabilities in Excess of Other Assets, Net - (0.01)%		$(10)
TOTAL NET ASSETS - 100.00%		$190,926

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	33.62%
Fixed Income Funds	32.27%
International Equity Funds	20.51%
Specialty Funds	13.61%
Liabilities in Excess of Other Assets, Net	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2020 Account
September 30, 2015 (unaudited)

	December 31,	December 31,					September 30, September 30,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales	2015	2015
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	—	$—	590,572	$9,302	46,785	$746	543,787	$8,560
Bond & Mortgage Securities Account	3,249,647	38,267	252,527	2,871	374,721	4,317	3,127,453	36,840
Bond Market Index Fund	1,181,836	13,154	53,075	586	128,762	1,425	1,106,149	12,314
Diversified International Fund	1,013,491	15,240	47,496	565	115,667	1,376	945,320	14,502
Diversified Real Asset Fund	466,139	4,824	324,236	3,905	83,150	990	707,225	7,758
Equity Income Fund	265,899	5,036	95,856	2,549	36,417	966	325,338	6,643
Global Diversified Income Fund	291,618	3,962	720,454	10,249	95,550	1,336	916,522	12,874
Global Multi-Strategy Fund	412,606	4,247	232,585	2,608	69,068	770	576,123	6,092
Global Opportunities Fund	942,281	10,162	36,758	442	172,548	2,076	806,491	8,610
Global Real Estate Securities Fund	834,408	6,222	34,752	325	325,994	3,107	543,166	3,994
High Yield Fund I	352,183	3,221	5,457	56	357,640	3,690	—	—
Inflation Protection Fund	702,878	6,122	310,372	2,672	108,930	927	904,320	7,866
International Emerging Markets Fund	208,056	5,906	8,083	190	92,675	2,158	123,464	3,455
LargeCap Growth Fund I	1,495,119	17,374	42,597	553	797,740	10,336	739,976	8,554
LargeCap S&P 500 Index Fund	915,820	10,643	202,185	2,993	117,186	1,711	1,000,819	11,976
LargeCap Value Fund	767,469	9,641	10,327	130	777,796	9,945	—	—
LargeCap Value Fund III	1,009,127	13,499	31,916	507	455,415	7,228	585,628	7,642
MidCap Fund	164,747	2,475	116,767	2,753	26,906	619	254,608	4,615
MidCap Growth Fund III	414,328	3,997	13,167	142	144,893	1,594	282,602	2,569
MidCap Value Fund III	219,137	3,521	7,251	143	79,688	1,596	146,700	2,308
Origin Emerging Markets Fund	—	—	288,046	2,796	24,604	237	263,442	2,561
Overseas Fund	1,149,221	10,812	52,753	565	128,601	1,376	1,073,373	10,012
Short-Term Income Account	2,891,240	7,470	226,502	584	373,858	971	2,743,884	7,083
SmallCap Growth Fund I	266,603	2,256	11,287	143	27,642	347	250,248	2,067
SmallCap Value Fund II	254,181	2,095	10,870	144	26,572	351	238,479	1,897
		$200,146		$47,773		$60,195		$190,792

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$—			$4			$—
Bond & Mortgage Securities Account		1,096			19			—
Bond Market Index Fund		—			(1)			—
Diversified International Fund		—			73			—
Diversified Real Asset Fund		—			19			—
Equity Income Fund		154			24			—
Global Diversified Income Fund		334			(1)			—
Global Multi-Strategy Fund		—			7			—
Global Opportunities Fund		—			82			—
Global Real Estate Securities Fund		75			554			—
High Yield Fund I		30			413			—
Inflation Protection Fund		—			(1)			—
International Emerging Markets Fund		—			(483)			—
LargeCap Growth Fund I		—			963			—
LargeCap S&P 500 Index Fund		—			51			—
LargeCap Value Fund		—			174			—
LargeCap Value Fund III		—			864			—
MidCap Fund		—			6			—
MidCap Growth Fund III		—			24			—
MidCap Value Fund III		—			240			—
Origin Emerging Markets Fund		—			2			—
Overseas Fund		—			11			—
Short-Term Income Account		185			—			—
SmallCap Growth Fund I		—			15			—
SmallCap Value Fund II		—			9			—
		$1,874			$3,068			$—
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments
Principal LifeTime 2030 Account
September 30, 2015 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 86.69%
Blue Chip Fund (a)	329,391	$4,984
Bond Market Index Fund (a)	461,508	5,118
Diversified International Fund (a)	743,451	8,133
Diversified Real Asset Fund (a)	397,815	4,253
Equity Income Fund (a)	152,366	3,666
Global Diversified Income Fund (a)	315,816	4,185
Global Multi-Strategy Fund (a)	315,006	3,437
Global Opportunities Fund (a)	489,894	5,487
Global Real Estate Securities Fund (a)	446,151	3,953
Inflation Protection Fund (a)	316,271	2,631
International Emerging Markets Fund (a)	93,790	1,895
LargeCap Growth Fund I (a)	662,138	8,237
LargeCap S&P 500 Index Fund (a)	764,838	10,440
LargeCap Value Fund (a)	357,690	4,246
LargeCap Value Fund III (a)	336,703	4,936
MidCap Fund (a)	42,471	902
MidCap Growth Fund III (a)	352,626	3,512
MidCap Value Fund III (a)	180,018	3,262
Origin Emerging Markets Fund (a),(b)	215,192	1,803
Overseas Fund (a)	816,285	7,804
SmallCap Growth Fund I (a)	208,463	2,395
SmallCap Value Fund II (a)	199,168	2,422
		$97,701

Principal Variable Contracts Funds, Inc. Class 1 - 13.32%
Bond & Mortgage Securities Account (a)	1,346,420	15,012

TOTAL INVESTMENT COMPANIES		$112,713
Total Investments		$112,713
Liabilities in Excess of Other Assets, Net - (0.01)%		$(7)
TOTAL NET ASSETS - 100.00%		$112,706

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	43.48%
International Equity Funds	25.80%
Fixed Income Funds	20.20%
Specialty Funds	10.53%
Liabilities in Excess of Other Assets, Net	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2030 Account
September 30, 2015 (unaudited)

	December 31,	December 31,						September 30, September 30,
Affiliated Securities	2014	2014		Purchases	Purchases	Sales	Sales	2015	2015
	Shares	Cost		Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	—	$—		346,537	$5,461	17,146	$275	329,391	$5,188
Bond & Mortgage Securities Account	1,300,379	14,829		155,895	1,780	109,854	1,263	1,346,420	15,345
Bond Market Index Fund	460,081	5,121		39,671	439	38,244	424	461,508	5,136
Diversified International Fund	681,036	8,288		121,640	1,467	59,225	704	743,451	9,050
Diversified Real Asset Fund	190,063	2,052		236,960	2,852	29,208	348	397,815	4,556
Equity Income Fund	—	—		160,989	4,288	8,623	229	152,366	4,059
Global Diversified Income Fund	—	—		333,941	4,745	18,125	254	315,816	4,490
Global Multi-Strategy Fund	249,656	2,595		91,147	1,020	25,797	287	315,006	3,328
Global Opportunities Fund	488,258	5,300		41,872	500	40,236	482	489,894	5,318
Global Real Estate Securities Fund	646,756	4,904		49,033	462	249,638	2,383	446,151	3,337
High Yield Fund I	228,963	2,146		7,530	76	236,493	2,439	—	—
Inflation Protection Fund	258,326	2,277		85,256	735	27,311	233	316,271	2,779
International Emerging Markets Fund	161,761	3,621		11,800	276	79,771	1,856	93,790	2,059
LargeCap Growth Fund	318,795	3,361		10,521	114	329,316	3,713	—	—
LargeCap Growth Fund I	1,059,246	12,321		66,460	853	463,568	6,004	662,138	7,672
LargeCap S&P 500 Index Fund	568,819	6,628		253,130	3,743	57,111	835	764,838	9,537
LargeCap Value Fund	514,960	6,482		34,279	434	191,549	2,413	357,690	4,507
LargeCap Value Fund III	681,988	9,186		37,107	582	382,392	6,039	336,703	4,407
MidCap Fund	—	—		45,499	1,067	3,028	71	42,471	996
MidCap Growth Fund III	351,502	3,338		28,089	299	26,965	289	352,626	3,348
MidCap Value Fund III	179,416	2,936		15,260	299	14,658	289	180,018	2,948
Origin Emerging Markets Fund	—	—		226,422	2,198	11,230	110	215,192	2,087
Overseas Fund	746,753	7,417		135,287	1,467	65,755	704	816,285	8,180
Preferred Securities Fund	231,582	2,356		11,307	117	242,889	2,540	—	—
SmallCap Growth Fund I	207,892	1,839		14,252	177	13,681	171	208,463	1,845
SmallCap Value Fund II	198,589	1,674		13,929	182	13,350	177	199,168	1,681
		$108,671			$35,633		$34,532		$111,853

					Realized Gain/Loss			Realized Gain from
		Income			on Investments		Capital Gain Distributions
Blue Chip Fund			$—			$2			$—
Bond & Mortgage Securities Account			466			(1)			—
Bond Market Index Fund			—			—			—
Diversified International Fund			—			(1)			—
Diversified Real Asset Fund			—			—			—
Equity Income Fund			70			—			—
Global Diversified Income Fund			107			(1)			—
Global Multi-Strategy Fund			—			—			—
Global Opportunities Fund			—			—			—
Global Real Estate Securities Fund			60			354			—
High Yield Fund I			19			217			—
Inflation Protection Fund			—			—			—
International Emerging Markets Fund			—			18			—
LargeCap Growth Fund			—			238			—
LargeCap Growth Fund I			—			502			—
LargeCap S&P 500 Index Fund			—			1			—
LargeCap Value Fund			—			4			—
LargeCap Value Fund III			—			678			—
MidCap Fund			—			—			—
MidCap Growth Fund III			—			—			—
MidCap Value Fund III			—			2			—
Origin Emerging Markets Fund			—			(1)			—
Overseas Fund			—			—			—
Preferred Securities Fund			31			67			—
SmallCap Growth Fund I			—			—			—
SmallCap Value Fund II			—			2			—
			$753			$2,081			$—
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments
Principal LifeTime 2040 Account
September 30, 2015 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 92.42%
Bond Market Index Fund (a)	93,758	$1,040
Diversified International Fund (a)	326,290	3,570
Diversified Real Asset Fund (a)	127,675	1,365
Global Multi-Strategy Fund (a)	92,661	1,011
Global Opportunities Fund (a)	211,460	2,368
Global Real Estate Securities Fund (a)	247,457	2,192
High Yield Fund I (a)	91,229	861
Inflation Protection Fund (a)	48,761	406
International Emerging Markets Fund (a)	40,765	824
LargeCap Growth Fund (a)	156,886	1,664
LargeCap Growth Fund I (a)	365,881	4,552
LargeCap S&P 500 Index Fund (a)	343,320	4,686
LargeCap Value Fund (a)	229,145	2,720
LargeCap Value Fund III (a)	209,873	3,077
MidCap Growth Fund III (a)	164,424	1,638
MidCap Value Fund III (a)	91,893	1,665
Origin Emerging Markets Fund (a),(b)	99,900	837
Overseas Fund (a)	364,671	3,486
SmallCap Growth Fund I (a)	89,971	1,034
SmallCap Value Fund II (a)	80,050	973
		$39,969

Principal Variable Contracts Funds, Inc. Class 1 - 7.59%
Bond & Mortgage Securities Account (a)	294,557	3,285

TOTAL INVESTMENT COMPANIES		$43,254
Total Investments		$43,254
Liabilities in Excess of Other Assets, Net - (0.01)%		$(6)
TOTAL NET ASSETS - 100.00%		$43,248

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	50.89%
International Equity Funds	30.70%
Fixed Income Funds	12.92%
Specialty Funds	5.50%
Liabilities in Excess of Other Assets, Net	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2040 Account
September 30, 2015 (unaudited)

	December 31,	December 31,							September 30, September 30,
Affiliated Securities	2014	2014		Purchases	Purchases	Sales		Sales	2015	2015
	Shares	Cost		Shares	Cost	Shares		Proceeds	Shares	Cost
Bond & Mortgage Securities Account	266,039	$3,074		54,753	$628	26,235		$302	294,557	$3,400
Bond Market Index Fund	87,033	969		15,749	174	9,024		100	93,758	1,043
Diversified International Fund	290,599	3,615		65,249	781	29,558		349	326,290	4,047
Diversified Real Asset Fund	54,373	612		83,494	1,005	10,192		120	127,675	1,497
Global Multi-Strategy Fund	85,868	904		15,951	178	9,158		102	92,661	980
Global Opportunities Fund	197,769	2,179		32,312	387	18,621		222	211,460	2,344
Global Real Estate Securities Fund	229,461	1,773		38,771	365	20,775		195	247,457	1,943
High Yield Fund I	81,699	814		17,615	178	8,085		81	91,229	911
Inflation Protection Fund	—	—		51,922	444	3,161		26	48,761	418
International Emerging Markets Fund	62,753	1,650		8,922	210	30,910		718	40,765	1,125
LargeCap Growth Fund	147,717	1,565		21,554	242	12,385		139	156,886	1,668
LargeCap Growth Fund I	446,008	5,233		59,159	766	139,286		1,836	365,881	4,247
LargeCap S&P 500 Index Fund	229,346	2,691		142,041	2,101	28,067		408	343,320	4,383
LargeCap Value Fund	214,330	2,715		35,339	449	20,524		259	229,145	2,904
LargeCap Value Fund III	295,114	4,002		35,511	561	120,752		1,917	209,873	2,794
MidCap Growth Fund III	135,812	1,443		43,401	473	14,789		157	164,424	1,759
MidCap Value Fund III	76,201	1,267		23,775	473	8,083		158	91,893	1,582
Origin Emerging Markets Fund	—	—		106,053	1,044	6,153		57	99,900	986
Overseas Fund	325,043	3,340		72,506	781	32,878		348	364,671	3,773
Preferred Securities Fund	64,017	667		4,677	48	68,694		718	—	—
SmallCap Growth Fund I	85,035	968		11,574	144	6,638		82	89,971	1,030
SmallCap Value Fund II	75,360	710		11,130	147	6,440		85	80,050	772
		$40,191			$11,579			$8,379		$43,606

					Realized Gain/Loss				Realized Gain from
		Income			on Investments			Capital Gain Distributions
Bond & Mortgage Securities Account			$103			$—	$			—
Bond Market Index Fund			—			—				—
Diversified International Fund			—			—				—
Diversified Real Asset Fund			—			—				—
Global Multi-Strategy Fund			—			—				—
Global Opportunities Fund			—			—				—
Global Real Estate Securities Fund			25			—				—
High Yield Fund I			36			—				—
Inflation Protection Fund			—			—				—
International Emerging Markets Fund			—			(17)				—
LargeCap Growth Fund			—			—				—
LargeCap Growth Fund I			—			84				—
LargeCap S&P 500 Index Fund			—			(1)				—
LargeCap Value Fund			—			(1)				—
LargeCap Value Fund III			—			148				—
MidCap Growth Fund III			—			—				—
MidCap Value Fund III			—			—				—
Origin Emerging Markets Fund			—			(1)				—
Overseas Fund			—			—				—
Preferred Securities Fund			9			3				—
SmallCap Growth Fund I			—			—				—
SmallCap Value Fund II			—			—				—
			$172			$215	$			—
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments
Principal LifeTime 2050 Account
September 30, 2015 (unaudited)

INVESTMENT COMPANIES - 100.02%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 96.24%
Bond Market Index Fund (a)	18,041	$200
Diversified International Fund (a)	181,700	1,988
Diversified Real Asset Fund (a)	57,068	610
Global Multi-Strategy Fund (a)	46,737	510
Global Opportunities Fund (a)	126,553	1,417
Global Real Estate Securities Fund (a)	140,400	1,244
High Yield Fund I (a)	44,573	421
International Emerging Markets Fund (a)	24,194	489
LargeCap Growth Fund (a)	91,221	968
LargeCap Growth Fund I (a)	208,019	2,588
LargeCap S&P 500 Index Fund (a)	198,288	2,707
LargeCap Value Fund (a)	123,452	1,465
LargeCap Value Fund III (a)	117,516	1,723
MidCap Growth Fund III (a)	97,201	968
MidCap Value Fund III (a)	53,462	969
Origin Emerging Markets Fund (a),(b)	49,988	419
Overseas Fund (a)	199,079	1,903
SmallCap Growth Fund I (a)	48,432	556
SmallCap Value Fund II (a)	46,096	560
		$21,705

Principal Variable Contracts Funds, Inc. Class 1 - 3.78%
Bond & Mortgage Securities Account (a)	76,363	852

TOTAL INVESTMENT COMPANIES		$22,557
Total Investments		$22,557
Liabilities in Excess of Other Assets, Net - (0.02)%		$(5)
TOTAL NET ASSETS - 100.00%		$22,552

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	55.44%
International Equity Funds	33.08%
Fixed Income Funds	6.54%
Specialty Funds	4.96%
Liabilities in Excess of Other Assets, Net	(0.02)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2050 Account
September 30, 2015 (unaudited)

	December 31,	December 31,							September 30, September 30,
Affiliated Securities	2014	2014		Purchases	Purchases	Sales		Sales	2015	2015
	Shares	Cost		Shares	Cost	Shares		Proceeds	Shares	Cost
Bond & Mortgage Securities Account	38,120	$445		46,528	$541	8,285		$96	76,363	$890
Bond Market Index Fund	16,503	184		4,145	46	2,607		29	18,041	201
Diversified International Fund	166,673	2,117		38,499	448	23,472		279	181,700	2,288
Diversified Real Asset Fund	28,553	320		34,819	416	6,304		76	57,068	660
Global Multi-Strategy Fund	32,659	337		19,429	218	5,351		60	46,737	495
Global Opportunities Fund	116,435	1,262		26,168	309	16,050		193	126,553	1,378
Global Real Estate Securities Fund	128,671	980		28,163	263	16,434		155	140,400	1,088
High Yield Fund I	39,201	381		11,263	113	5,891		60	44,573	434
International Emerging Markets Fund	40,498	1,034		7,159	164	23,463		546	24,194	643
LargeCap Growth Fund	85,164	898		15,759	175	9,702		109	91,221	964
LargeCap Growth Fund I	243,430	2,833		43,928	564	79,339		1,045	208,019	2,421
LargeCap S&P 500 Index Fund	125,211	1,462		94,817	1,394	21,740		318	198,288	2,538
LargeCap Value Fund	113,702	1,430		25,691	322	15,941		203	123,452	1,549
LargeCap Value Fund III	159,825	2,157		26,764	417	69,073		1,101	117,516	1,572
MidCap Growth Fund III	72,395	731		36,195	393	11,389		123	97,201	1,001
MidCap Value Fund III	42,283	687		17,426	344	6,247		123	53,462	908
Origin Emerging Markets Fund	—	—		54,447	511	4,459		43	49,988	470
Overseas Fund	182,273	1,823		42,910	448	26,104		280	199,079	1,991
Preferred Securities Fund	43,999	452		4,602	48	48,601		509	—	—
SmallCap Growth Fund I	45,128	476		8,534	105	5,230		66	48,432	515
SmallCap Value Fund II	42,932	382		8,171	106	5,007		66	46,096	422
		$20,391			$7,345			$5,480		$22,428

					Realized Gain/Loss				Realized Gain from
		Income			on Investments			Capital Gain Distributions
Bond & Mortgage Securities Account			$25			$—	$			—
Bond Market Index Fund			—			—				—
Diversified International Fund			—			2				—
Diversified Real Asset Fund			—			—				—
Global Multi-Strategy Fund			—			—				—
Global Opportunities Fund			—			—				—
Global Real Estate Securities Fund			14			—				—
High Yield Fund I			17			—				—
International Emerging Markets Fund			—			(9)				—
LargeCap Growth Fund			—			—				—
LargeCap Growth Fund I			—			69				—
LargeCap S&P 500 Index Fund			—			—				—
LargeCap Value Fund			—			—				—
LargeCap Value Fund III			—			99				—
MidCap Growth Fund III			—			—				—
MidCap Value Fund III			—			—				—
Origin Emerging Markets Fund			—			2				—
Overseas Fund			—			—				—
Preferred Securities Fund			6			9				—
SmallCap Growth Fund I			—			—				—
SmallCap Value Fund II			—			—				—
			$62			$172	$			—
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments
Principal LifeTime 2060 Account
September 30, 2015 (unaudited)

INVESTMENT COMPANIES - 100.22%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 98.25%
Bond Market Index Fund (a)	1,034	$11
Diversified International Fund (a)	15,414	169
Diversified Real Asset Fund (a)	3,266	35
Global Multi-Strategy Fund (a)	3,459	38
Global Opportunities Fund (a)	11,058	124
Global Real Estate Securities Fund (a)	11,659	103
High Yield Fund I (a)	3,855	36
International Emerging Markets Fund (a)	2,372	48
LargeCap Growth Fund (a)	6,553	70
LargeCap Growth Fund I (a)	17,630	219
LargeCap S&P 500 Index Fund (a)	17,406	238
LargeCap Value Fund (a)	9,983	119
LargeCap Value Fund III (a)	9,670	142
MidCap Growth Fund III (a)	8,448	84
MidCap Value Fund III (a)	4,620	84
Origin Emerging Markets Fund (a),(b)	4,441	37
Overseas Fund (a)	16,880	161
SmallCap Growth Fund I (a)	3,432	39
SmallCap Value Fund II (a)	3,283	40
		$1,797

Principal Variable Contracts Funds, Inc. Class 1 - 1.97%
Bond & Mortgage Securities Account (a)	3,262	36

TOTAL INVESTMENT COMPANIES		$1,833
Total Investments		$1,833
Liabilities in Excess of Other Assets, Net - (0.22)%		$(4)
TOTAL NET ASSETS - 100.00%		$1,829

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	56.53%
International Equity Funds	35.11%
Fixed Income Funds	4.61%
Specialty Funds	3.97%
Liabilities in Excess of Other Assets, Net	(0.22)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2060 Account
September 30, 2015 (unaudited)

	December 31,	December 31,							September 30, September 30,
Affiliated Securities	2014	2014		Purchases	Purchases	Sales		Sales	2015	2015
	Shares	Cost		Shares	Cost	Shares		Proceeds	Shares	Cost
Bond & Mortgage Securities Account	1,316	$15		2,426	$28	480		$6	3,262	$37
Bond Market Index Fund	426	5		767	8	159		2	1,034	11
Diversified International Fund	6,408	74		11,345	134	2,339		28	15,414	180
Diversified Real Asset Fund	972	12		3,284	39	990		12	3,266	39
Global Multi-Strategy Fund	1,446	16		2,536	28	523		6	3,459	38
Global Opportunities Fund	4,735	57		7,943	95	1,620		19	11,058	133
Global Real Estate Securities Fund	5,296	44		7,954	75	1,591		16	11,659	103
High Yield Fund I	1,531	16		2,912	30	588		6	3,855	40
International Emerging Markets Fund	1,702	39		2,116	50	1,446		34	2,372	55
LargeCap Growth Fund	2,900	31		4,589	52	936		11	6,553	72
LargeCap Growth Fund I	9,234	116		13,162	170	4,766		62	17,630	224
LargeCap S&P 500 Index Fund	4,899	63		14,830	218	2,323		34	17,406	247
LargeCap Value Fund	4,095	52		7,504	95	1,616		20	9,983	127
LargeCap Value Fund III	6,211	88		8,028	127	4,569		73	9,670	143
MidCap Growth Fund III	2,835	33		6,811	74	1,198		13	8,448	94
MidCap Value Fund III	1,561	29		3,719	74	660		13	4,620	90
Origin Emerging Markets Fund	—	—		5,054	49	613		6	4,441	43
Overseas Fund	6,857	78		12,607	134	2,584		28	16,880	184
Preferred Securities Fund	1,622	16		1,198	12	2,820		29	—	—
SmallCap Growth Fund I	1,434	19		2,519	32	521		7	3,432	44
SmallCap Value Fund II	1,394	18		2,393	32	504		7	3,283	43
		$821			$1,556			$432		$1,947

					Realized Gain/Loss				Realized Gain from
		Income			on Investments			Capital Gain Distributions
Bond & Mortgage Securities Account			$1			$—	$			—
Bond Market Index Fund			—			—				—
Diversified International Fund			—			—				—
Diversified Real Asset Fund			—			—				—
Global Multi-Strategy Fund			—			—				—
Global Opportunities Fund			—			—				—
Global Real Estate Securities Fund			1			—				—
High Yield Fund I			1			—				—
International Emerging Markets Fund			—			—				—
LargeCap Growth Fund			—			—				—
LargeCap Growth Fund I			—			—				—
LargeCap S&P 500 Index Fund			—			—				—
LargeCap Value Fund			—			—				—
LargeCap Value Fund III			—			1				—
MidCap Growth Fund III			—			—				—
MidCap Value Fund III			—			—				—
Origin Emerging Markets Fund			—			—				—
Overseas Fund			—			—				—
Preferred Securities Fund			1			1				—
SmallCap Growth Fund I			—			—				—
SmallCap Value Fund II			—			—				—
			$4			$2	$			—
Amounts in thousands except shares

See accompanying notes.

		Schedule of Investments
	Principal LifeTime Strategic Income Account
	September 30, 2015 (unaudited)

INVESTMENT COMPANIES - 100.02%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 55.62%
Blue Chip Fund (a)	28,276	$428
Bond Market Index Fund (a)	221,029	2,451
Diversified International Fund (a)	49,371	540
Diversified Real Asset Fund (a)	67,214	718
Equity Income Fund (a)	38,195	919
Global Diversified Income Fund (a)	198,632	2,632
Global Multi-Strategy Fund (a)	95,466	1,041
Global Opportunities Fund (a)	19,475	218
Inflation Protection Fund (a)	358,141	2,980
International Emerging Markets Fund (a)	6,625	134
LargeCap Growth Fund I (a)	43,678	543
LargeCap S&P 500 Index Fund (a)	41,007	560
MidCap Fund (a)	25,939	551
Origin Emerging Markets Fund (a),(b)	15,861	133
Overseas Fund (a)	55,454	530
SmallCap Growth Fund I (a)	9,308	107
SmallCap Value Fund II (a)	8,858	108
		$14,593

Principal Variable Contracts Funds, Inc. Class 1 - 44.40%
Bond & Mortgage Securities Account (a)	643,477	7,175
Short-Term Income Account (a)	1,761,346	4,474
		$11,649
TOTAL INVESTMENT COMPANIES		$26,242
Total Investments		$26,242
Liabilities in Excess of Other Assets, Net - (0.02)%		$(5)
TOTAL NET ASSETS - 100.00%		$26,237

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		65.10%
Specialty Funds		16.74%
Domestic Equity Funds		12.25%
International Equity Funds		5.93%
Liabilities in Excess of Other Assets, Net		(0.02)%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime Strategic Income Account
September 30, 2015 (unaudited)

	December 31,	December 31,							September 30, September 30,
Affiliated Securities	2014	2014		Purchases	Purchases	Sales		Sales	2015	2015
	Shares	Cost		Shares	Cost	Shares		Proceeds	Shares	Cost
Blue Chip Fund	—	$—		32,802	$516	4,526		$72	28,276	$445
Bond & Mortgage Securities Account	743,612	8,771		65,773	750	165,908		1,915	643,477	7,614
Bond Market Index Fund	249,296	2,775		16,155	179	44,422		492	221,029	2,461
Diversified International Fund	55,893	750		3,573	42	10,095		119	49,371	679
Diversified Real Asset Fund	109,630	1,149		6,410	77	48,826		586	67,214	696
Equity Income Fund	79,781	1,510		4,092	108	45,678		1,216	38,195	719
Global Diversified Income Fund	149,602	1,487		94,098	1,331	45,068		629	198,632	2,187
Global Multi-Strategy Fund	71,871	743		41,741	467	18,146		204	95,466	1,007
Global Opportunities Fund	22,354	241		1,606	19	4,485		53	19,475	208
High Yield Fund I	104,822	1,096		2,899	29	107,721		1,111	—	—
Inflation Protection Fund	228,467	1,836		198,161	1,681	68,487		583	358,141	2,937
International Emerging Markets Fund	8,405	203		550	13	2,330		54	6,625	163
LargeCap Growth Fund I	87,126	1,013		3,568	46	47,016		609	43,678	505
LargeCap S&P 500 Index Fund	34,433	401		16,770	248	10,196		149	41,007	500
MidCap Fund	37,686	567		1,838	42	13,585		318	25,939	378
Origin Emerging Markets Fund	—	—		18,240	174	2,379		22	15,861	152
Overseas Fund	62,886	585		4,012	42	11,444		121	55,454	507
Short-Term Income Account	1,940,482	4,888		172,586	445	351,722		913	1,761,346	4,423
SmallCap Growth Fund I	10,788	93		812	10	2,292		29	9,308	76
SmallCap Value Fund II	10,282	85		767	10	2,191		28	8,858	69
		$28,193			$6,229			$9,223		$25,726

					Realized Gain/Loss				Realized Gain from
		Income			on Investments			Capital Gain Distributions
Blue Chip Fund			$—			$1	$			—
Bond & Mortgage Securities Account			229			8				—
Bond Market Index Fund			—			(1)				—
Diversified International Fund			—			6				—
Diversified Real Asset Fund			—			56				—
Equity Income Fund			19			317				—
Global Diversified Income Fund			88			(2)				—
Global Multi-Strategy Fund			—			1				—
Global Opportunities Fund			—			1				—
High Yield Fund I			9			(14)				—
Inflation Protection Fund			—			3				—
International Emerging Markets Fund			—			1				—
LargeCap Growth Fund I			—			55				—
LargeCap S&P 500 Index Fund			—			—				—
MidCap Fund			—			87				—
Origin Emerging Markets Fund			—			—				—
Overseas Fund			—			1				—
Short-Term Income Account			121			3				—
SmallCap Growth Fund I			—			2				—
SmallCap Value Fund II			—			2				—
			$466			$527	$			—
Amounts in thousands except shares

See accompanying notes.

		Schedule of Investments
		Real Estate Securities Account
		September 30, 2015 (unaudited)

COMMON STOCKS - 99.39%	Shares Held	Value (000	's)

REITS - 99.39%
Alexandria Real Estate Equities Inc	33,880	$2,869
American Tower Corp	25,279	2,224
Apartment Investment & Management Co	132,230	4,895
AvalonBay Communities Inc	36,505	6,382
Boston Properties Inc	53,142	6,292
Care Capital Properties Inc	27,931	920
CBL & Associates Properties Inc	7,098	98
CubeSmart	131,732	3,584
CyrusOne Inc	37,298	1,218
DDR Corp	153,079	2,354
Duke Realty Corp	131,860	2,512
Education Realty Trust Inc	43,358	1,429
EPR Properties	48,279	2,490
Equity One Inc	112,789	2,745
Equity Residential	116,487	8,751
Essex Property Trust Inc	37,606	8,402
Extra Space Storage Inc	14,390	1,110
Federal Realty Investment Trust	22,488	3,068
First Industrial Realty Trust Inc	173,402	3,633
General Growth Properties Inc	229,723	5,966
GEO Group Inc/The	8,123	242
Host Hotels & Resorts Inc	245,147	3,876
Hudson Pacific Properties Inc	51,825	1,492
Kilroy Realty Corp	52,616	3,428
Macerich Co/The	13,070	1,004
Pebblebrook Hotel Trust	99,260	3,519
Prologis Inc	162,793	6,333
Public Storage	49,247	10,422
Saul Centers Inc	32,334	1,673
Simon Property Group Inc	101,167	18,586
SL Green Realty Corp	57,340	6,202
STORE Capital Corp	48,029	992
Strategic Hotels & Resorts Inc (a)	184,836	2,549
Sun Communities Inc	36,212	2,454
Sunstone Hotel Investors Inc	186,534	2,468
Ventas Inc	113,664	6,372
VEREIT Inc	111,308	859
Vornado Realty Trust	20,903	1,890
Welltower Inc	98,163	6,648
		$151,951
TOTAL COMMON STOCKS		$151,951
INVESTMENT COMPANIES - 0.39%	Shares Held	Value (000	's)

Publicly Traded Investment Fund - 0.39%
BlackRock Liquidity Funds FedFund Portfolio	602,441	602

TOTAL INVESTMENT COMPANIES		$602
Total Investments		$152,553
Other Assets in Excess of Liabilities, Net - 0.22%		$335
TOTAL NET ASSETS - 100.00%		$152,888

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector		Percent
Financial		99.39%
Exchange Traded Funds		0.39%
Other Assets in Excess of Liabilities, Net		0.22%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
SAM Balanced Portfolio
September 30, 2015 (unaudited)

INVESTMENT COMPANIES - 100.02%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 61.11%
Blue Chip Fund (a)	2,471,158	$37,389
Diversified International Fund (a)	6,606,613	72,276
EDGE MidCap Fund (a),(b)	1,115,100	11,296
Global Diversified Income Fund (a)	1,267,863	16,799
Global Multi-Strategy Fund (a)	5,960,627	65,030
Global Real Estate Securities Fund (a)	1,890,414	16,749
High Yield Fund (a)	3,020,795	21,055
Inflation Protection Fund (a)	1,853,931	15,425
International Emerging Markets Fund (a)	722,649	14,605
LargeCap Growth Fund (a)	6,990,138	74,165
LargeCap Value Fund (a)	3,968,764	47,109
MidCap Value Fund I (a)	1,131,088	15,270
Preferred Securities Fund (a)	360,496	3,648
Principal Capital Appreciation Fund (a)	487,535	27,229
Short-Term Income Fund (a)	3,133,711	38,169
SmallCap Growth Fund I (a)	73,759	848
SmallCap Value Fund II (a)	466,131	5,668
Small-MidCap Dividend Income Fund (a)	1,952,906	24,157
		$506,887

Principal Variable Contracts Funds, Inc. Class 1 - 38.91%
Equity Income Account (a)	4,151,950	85,904
Government & High Quality Bond Account (a)	6,261,032	63,863
Income Account (a)	11,905,499	123,341
MidCap Account (a)	941,970	49,698
		$322,806
TOTAL INVESTMENT COMPANIES		$829,693
Total Investments		$829,693
Liabilities in Excess of Other Assets, Net - (0.02)%		$(184)
TOTAL NET ASSETS - 100.00%		$829,509

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	45.65%
Fixed Income Funds	32.01%
International Equity Funds	12.49%
Specialty Funds	9.87%
Liabilities in Excess of Other Assets, Net	(0.02)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
SAM Balanced Portfolio
September 30, 2015 (unaudited)

	December 31,	December 31,					September 30, September 30,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales	2015	2015
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	2,782,489	$39,000	7,167	$115	318,498	$5,072	2,471,158	$34,086
Diversified International Account	5,052,004	53,927	4,095	62	5,056,099	73,622	—	—
Diversified International Fund	—	—	6,628,767	79,692	22,154	246	6,606,613	79,422
EDGE MidCap Fund	—	—	1,115,100	11,151	—	—	1,115,100	11,151
Equity Income Account	4,692,543	52,332	111,596	2,519	652,189	14,804	4,151,950	45,767
Global Diversified Income Fund	1,338,732	18,057	52,987	737	123,856	1,730	1,267,863	17,042
Global Multi-Strategy Fund	4,448,034	46,633	1,732,632	19,068	220,039	2,437	5,960,627	63,236
Global Real Estate Securities Fund	1,013,697	8,193	1,049,872	10,057	173,155	1,577	1,890,414	16,562
Government & High Quality Bond	6,654,476	65,657	249,947	2,546	643,391	6,716	6,261,032	61,487
Account
High Yield Fund	2,590,684	17,625	518,984	3,824	88,873	637	3,020,795	20,782
Income Account	12,440,973	121,674	539,018	5,593	1,074,492	11,544	11,905,499	115,741
Inflation Protection Fund	1,295,128	11,148	624,048	5,274	65,245	550	1,853,931	15,860
International Emerging Markets Fund	655,350	15,441	301,233	7,099	233,934	5,409	722,649	17,004
LargeCap Growth Fund	7,813,229	84,220	23,400	265	846,491	9,634	6,990,138	74,878
LargeCap Value Fund	8,194,515	106,259	26,824	341	4,252,575	54,114	3,968,764	51,073
MidCap Account	905,088	39,930	104,448	6,145	67,566	4,232	941,970	42,061
MidCap Value Fund I	242,199	3,953	888,889	13,027	—	—	1,131,088	16,980
Preferred Securities Fund	371,056	2,083	13,685	141	24,245	250	360,496	2,004
Principal Capital Appreciation Fund	874,988	44,541	1,010	58	388,463	22,597	487,535	24,645
Short-Term Income Account	16,080,585	40,843	76,499	199	16,157,084	42,151	—	—
Short-Term Income Fund	—	—	3,232,511	39,431	98,800	1,204	3,133,711	38,225
SmallCap Growth Fund I	73,759	747	—	—	—	—	73,759	747
SmallCap Value Fund II	498,756	5,013	—	—	32,625	436	466,131	4,602
Small-MidCap Dividend Income Fund	2,065,534	22,800	40,641	542	153,269	2,109	1,952,906	21,190
		$800,076		$207,886		$261,071		$774,545

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$—			$43			$—
Diversified International Account		—			19,633			—
Diversified International Fund		—			(24)			—
EDGE MidCap Fund		—			—			—
Equity Income Account		2,375			5,720			—
Global Diversified Income Fund		567			(22)			—
Global Multi-Strategy Fund		—			(28)			—
Global Real Estate Securities Fund		205			(111)			—
Government & High Quality Bond Account		2,160			—			87
High Yield Fund		909			(30)			—
Income Account		5,476			18			—
Inflation Protection Fund		—			(12)			—
International Emerging Markets Fund		—			(127)			—
LargeCap Growth Fund		—			27			—
LargeCap Value Fund		—			(1,413)			—
MidCap Account		278			218			5,684
MidCap Value Fund I		—			—			—
Preferred Securities Fund		141			30			—
Principal Capital Appreciation Fund		—			2,643			—
Short-Term Income Account		—			1,109			—
Short-Term Income Fund		115			(2)			—
SmallCap Growth Fund I		—			—			—
SmallCap Value Fund II		—			25			—
Small-MidCap Dividend Income Fund		445			(43)			—
		$12,671			$27,654			$5,772
Amounts in thousands except shares

See accompanying notes.

		Schedule of Investments
	SAM Conservative Balanced Portfolio
	September 30, 2015 (unaudited)

INVESTMENT COMPANIES - 100.02%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 53.61%
Blue Chip Fund (a)	375,506	$5,681
Diversified International Fund (a)	1,127,289	12,333
EDGE MidCap Fund (a),(b)	192,000	1,945
Global Diversified Income Fund (a)	519,946	6,889
Global Multi-Strategy Fund (a)	1,034,625	11,288
Global Real Estate Securities Fund (a)	338,065	2,995
High Yield Fund (a)	1,465,554	10,215
Inflation Protection Fund (a)	645,068	5,367
International Emerging Markets Fund (a)	126,757	2,562
LargeCap Growth Fund (a)	1,293,938	13,729
LargeCap Value Fund (a)	697,059	8,274
MidCap Value Fund I (a)	286,049	3,862
Preferred Securities Fund (a)	108,411	1,097
Principal Capital Appreciation Fund (a)	93,953	5,247
Short-Term Income Fund (a)	1,331,344	16,216
SmallCap Growth Fund I (a)	20,894	240
SmallCap Value Fund II (a)	73,229	890
Small-MidCap Dividend Income Fund (a)	336,152	4,158
		$112,988

Principal Variable Contracts Funds, Inc. Class 1 - 46.41%
Bond & Mortgage Securities Account (a)	366,943	4,091
Equity Income Account (a)	657,211	13,598
Government & High Quality Bond Account (a)	2,629,519	26,821
Income Account (a)	4,423,902	45,832
MidCap Account (a)	141,282	7,454
		$97,796
TOTAL INVESTMENT COMPANIES		$210,784
Total Investments		$210,784
Liabilities in Excess of Other Assets, Net - (0.02)%		$(48)
TOTAL NET ASSETS - 100.00%		$210,736

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		52.03%
Domestic Equity Funds		30.87%
Specialty Funds		8.63%
International Equity Funds		8.49%
Liabilities in Excess of Other Assets, Net		(0.02)%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
SAM Conservative Balanced Portfolio
September 30, 2015 (unaudited)

	December 31,	December 31,					September 30, September 30,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales	2015	2015
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	397,512	$5,444	21,979	$347	43,985	$701	375,506	$5,097
Bond & Mortgage Securities Account	396,098	4,603	11,671	130	40,826	468	366,943	4,255
Diversified International Account	796,751	8,228	10,836	164	807,587	11,752	—	—
Diversified International Fund	—	—	1,131,135	13,579	3,846	43	1,127,289	13,532
EDGE MidCap Fund	—	—	192,000	1,920	—	—	192,000	1,920
Equity Income Account	666,857	7,436	55,474	1,233	65,120	1,506	657,211	7,612
Global Diversified Income Fund	528,519	7,176	36,112	505	44,685	624	519,946	7,040
Global Multi-Strategy Fund	897,556	9,492	192,134	2,121	55,065	612	1,034,625	10,994
Global Real Estate Securities Fund	281,701	2,288	126,222	1,195	69,858	641	338,065	2,812
Government & High Quality Bond	2,670,835	26,905	199,132	2,060	240,448	2,506	2,629,519	26,445
Account
High Yield Fund	1,364,721	9,477	219,296	1,614	118,463	873	1,465,554	10,176
Income Account	4,494,303	44,866	344,472	3,648	414,873	4,458	4,423,902	44,048
Inflation Protection Fund	412,086	3,547	246,272	2,097	13,290	111	645,068	5,529
International Emerging Markets Fund	109,246	2,563	61,938	1,448	44,427	1,027	126,757	2,960
LargeCap Growth Fund	1,376,642	14,994	36,573	402	119,277	1,351	1,293,938	13,971
LargeCap Value Fund	1,313,046	16,996	49,868	623	665,855	8,519	697,059	8,924
MidCap Account	127,557	5,216	25,994	1,534	12,269	768	141,282	6,004
MidCap Value Fund I	117,560	1,898	168,489	2,465	—	—	286,049	4,363
Preferred Securities Fund	110,275	619	4,225	43	6,089	62	108,411	600
Principal Capital Appreciation Fund	156,440	7,964	3,316	189	65,803	3,781	93,953	4,749
Short-Term Income Account	6,529,387	16,430	225,670	589	6,755,057	17,623	—	—
Short-Term Income Fund	—	—	1,368,233	16,690	36,889	449	1,331,344	16,240
SmallCap Growth Fund I	20,894	212	—	—	—	—	20,894	212
SmallCap Value Fund II	73,229	726	—	—	—	—	73,229	726
Small-MidCap Dividend Income Fund	331,050	3,592	27,756	365	22,654	318	336,152	3,638
		$200,672		$54,961		$58,193		$201,847

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$—			$7			$—
Bond & Mortgage Securities Account		130			(10)			—
Diversified International Account		—			3,360			—
Diversified International Fund		—			(4)			—
EDGE MidCap Fund		—			—			—
Equity Income Account		353			449			—
Global Diversified Income Fund		228			(17)			—
Global Multi-Strategy Fund		—			(7)			—
Global Real Estate Securities Fund		38			(30)			—
Government & High Quality Bond Account		905			(14)			37
High Yield Fund		459			(42)			—
Income Account		2,030			(8)			—
Inflation Protection Fund		—			(4)			—
International Emerging Markets Fund		—			(24)			—
LargeCap Growth Fund		—			(74)			—
LargeCap Value Fund		—			(176)			—
MidCap Account		41			22			834
MidCap Value Fund I		—			—			—
Preferred Securities Fund		43			—			—
Principal Capital Appreciation Fund		—			377			—
Short-Term Income Account		—			604			—
Short-Term Income Fund		49			(1)			—
SmallCap Growth Fund I		—			—			—
SmallCap Value Fund II		—			—			—
Small-MidCap Dividend Income Fund		72			(1)			—
		$4,349			$4,407			$871
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments
SAM Conservative Growth Portfolio
September 30, 2015 (unaudited)

INVESTMENT COMPANIES - 100.03%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 72.40%
Blue Chip Fund (a)	1,094,717	$16,563
Diversified International Fund (a)	2,948,359	32,255
Diversified Real Asset Fund (a)	892,556	9,541
EDGE MidCap Fund (a),(b)	512,900	5,196
Global Multi-Strategy Fund (a)	2,713,394	29,603
Global Real Estate Securities Fund (a)	837,949	7,424
High Yield Fund (a)	257,366	1,794
LargeCap Growth Fund (a)	3,256,499	34,551
LargeCap Value Fund (a)	2,167,530	25,729
MidCap Value Fund I (a)	539,686	7,286
Origin Emerging Markets Fund (a),(b)	686,031	5,749
Preferred Securities Fund (a)	30,864	312
Principal Capital Appreciation Fund (a)	253,340	14,149
Short-Term Income Fund (a)	382,641	4,661
SmallCap Growth Fund I (a)	50,087	576
SmallCap Value Fund II (a)	121,171	1,473
Small-MidCap Dividend Income Fund (a)	914,934	11,318
		$208,180

Principal Variable Contracts Funds, Inc. Class 1 - 27.63%
Equity Income Account (a)	1,526,792	31,589
Government & High Quality Bond Account (a)	728,992	7,436
Income Account (a)	1,541,201	15,967
MidCap Account (a)	463,760	24,468
		$79,460
TOTAL INVESTMENT COMPANIES		$287,640
Total Investments		$287,640
Liabilities in Excess of Other Assets, Net - (0.03)%		$(81)
TOTAL NET ASSETS - 100.00%		$287,559

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	60.13%
International Equity Funds	15.80%
Specialty Funds	13.61%
Fixed Income Funds	10.49%
Liabilities in Excess of Other Assets, Net	(0.03)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
SAM Conservative Growth Portfolio
September 30, 2015 (unaudited)

	December 31,	December 31,					September 30, September 30,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales	2015	2015
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	1,121,994	$15,701	44,703	$703	71,980	$1,151	1,094,717	$15,264
Diversified International Account	2,094,008	26,131	35,193	528	2,129,201	31,025	—	—
Diversified International Fund	—	—	2,956,627	35,545	8,268	93	2,948,359	35,444
Diversified Real Asset Fund	871,224	10,211	45,660	541	24,328	294	892,556	10,446
EDGE MidCap Fund	—	—	512,900	5,129	—	—	512,900	5,129
Equity Income Account	1,830,072	20,448	102,456	2,337	405,736	9,142	1,526,792	16,797
Global Multi-Strategy Fund	2,098,559	22,401	748,653	8,256	133,818	1,494	2,713,394	29,153
Global Real Estate Securities Fund	797,815	6,823	210,774	2,008	170,640	1,572	837,949	7,197
Government & High Quality Bond	720,217	6,965	51,409	531	42,634	445	728,992	7,050
Account
High Yield Fund	233,667	1,574	24,290	178	591	5	257,366	1,747
Income Account	1,255,785	12,061	329,217	3,538	43,801	470	1,541,201	15,124
International Emerging Markets Fund	300,706	7,077	—	—	300,706	7,078	—	—
LargeCap Growth Fund	3,338,967	36,250	127,469	1,443	209,937	2,405	3,256,499	35,197
LargeCap Value Fund	3,267,577	42,345	67,965	860	1,168,012	14,855	2,167,530	27,946
MidCap Account	352,126	16,536	134,605	8,026	22,971	1,439	463,760	23,137
MidCap Value Fund I	166,656	2,692	393,248	5,755	20,218	306	539,686	8,111
Origin Emerging Markets Fund	—	—	686,031	6,736	—	—	686,031	6,736
Preferred Securities Fund	35,441	215	1,300	13	5,877	60	30,864	184
Principal Capital Appreciation Fund	363,569	18,505	10,528	626	120,757	7,031	253,340	12,803
Short-Term Income Account	1,716,244	4,383	99,999	261	1,816,243	4,739	—	—
Short-Term Income Fund	—	—	389,737	4,754	7,096	86	382,641	4,668
SmallCap Growth Fund I	50,087	507	—	—	—	—	50,087	507
SmallCap Value Fund II	123,629	1,218	—	—	2,458	32	121,171	1,187
Small-MidCap Dividend Income Fund	881,832	10,043	67,230	913	34,128	478	914,934	10,475
		$262,086		$88,681		$84,200		$274,302

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$—			$11			$—
Diversified International Account		—			4,366			—
Diversified International Fund		—			(8)			—
Diversified Real Asset Fund		—			(12)			—
EDGE MidCap Fund		—			—			—
Equity Income Account		904			3,154			—
Global Multi-Strategy Fund		—			(10)			—
Global Real Estate Securities Fund		96			(62)			—
Government & High Quality Bond Account		248			(1)			10
High Yield Fund		79			—			—
Income Account		696			(5)			—
International Emerging Markets Fund		—			1			—
LargeCap Growth Fund		—			(91)			—
LargeCap Value Fund		—			(404)			—
MidCap Account		135			14			2,773
MidCap Value Fund I		—			(30)			—
Origin Emerging Markets Fund		—			—			—
Preferred Securities Fund		13			16			—
Principal Capital Appreciation Fund		—			703			—
Short-Term Income Account		—			95			—
Short-Term Income Fund		14			—			—
SmallCap Growth Fund I		—			—			—
SmallCap Value Fund II		—			1			—
Small-MidCap Dividend Income Fund		199			(3)			—
		$2,384			$7,735			$2,783
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments
SAM Flexible Income Portfolio
September 30, 2015 (unaudited)

INVESTMENT COMPANIES - 100.02%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 45.59%
Diversified International Fund (a)	492,716	$5,390
Global Diversified Income Fund (a)	1,105,042	14,642
Global Real Estate Securities Fund (a)	257,263	2,279
High Yield Fund (a)	2,573,698	17,939
Inflation Protection Fund (a)	1,183,123	9,844
International Emerging Markets Fund (a)	124,105	2,508
LargeCap Growth Fund (a)	831,115	8,818
LargeCap Value Fund (a)	726,909	8,628
Preferred Securities Fund (a)	115,012	1,164
Short-Term Income Fund (a)	1,810,152	22,048
SmallCap Growth Fund I (a)	20,056	230
Small-MidCap Dividend Income Fund (a)	784,888	9,709
		$103,199

Principal Variable Contracts Funds, Inc. Class 1 - 54.43%
Bond & Mortgage Securities Account (a)	456,556	5,091
Equity Income Account (a)	1,039,745	21,512
Government & High Quality Bond Account (a)	2,390,508	24,383
Income Account (a)	6,970,408	72,214
		$123,200
TOTAL INVESTMENT COMPANIES		$226,399
Total Investments		$226,399
Liabilities in Excess of Other Assets, Net - (0.02)%		$(52)
TOTAL NET ASSETS - 100.00%		$226,347

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	67.44%
Domestic Equity Funds	21.61%
Specialty Funds	6.47%
International Equity Funds	4.50%
Liabilities in Excess of Other Assets, Net	(0.02)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
SAM Flexible Income Portfolio
September 30, 2015 (unaudited)

	December 31,	December 31,					September 30, September 30,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales	2015	2015
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	166,707	$2,149	—	$—	166,707	$2,688	— $	—
Bond & Mortgage Securities Account	480,945	5,545	39,554	451	63,943	736	456,556	5,248
Diversified International Account	300,456	2,770	—	—	300,456	4,283	—	—
Diversified International Fund	—	—	492,716	5,952	—	—	492,716	5,952
Equity Income Account	1,035,499	14,144	78,297	1,788	74,051	1,720	1,039,745	14,204
Global Diversified Income Fund	1,094,973	14,933	93,388	1,303	83,319	1,166	1,105,042	15,018
Global Real Estate Securities Fund	264,882	1,968	14,356	132	21,975	213	257,263	1,899
Government & High Quality Bond	2,353,313	23,239	223,895	2,324	186,700	1,945	2,390,508	23,618
Account
High Yield Fund	1,949,914	13,756	824,222	6,050	200,438	1,484	2,573,698	18,235
Income Account	6,622,511	66,362	755,291	8,055	407,394	4,377	6,970,408	69,962
Inflation Protection Fund	1,168,795	10,067	84,360	719	70,032	590	1,183,123	10,181
International Emerging Markets Fund	79,337	1,889	65,533	1,535	20,765	481	124,105	2,921
LargeCap Growth Fund	868,876	9,308	37,746	425	75,507	862	831,115	8,902
LargeCap Value Fund	1,019,252	13,233	41,923	532	334,266	4,279	726,909	9,390
Preferred Securities Fund	351,413	2,006	9,489	98	245,890	2,519	115,012	595
Short-Term Income Account	8,611,528	21,314	393,913	1,027	9,005,441	23,496	—	—
Short-Term Income Fund	—	—	1,850,209	22,569	40,057	488	1,810,152	22,080
SmallCap Growth Fund I	20,056	203	—	—	—	—	20,056	203
Small-MidCap Dividend Income Fund	779,702	8,245	57,848	781	52,662	737	784,888	8,298
		$211,131		$53,741		$52,064		$216,706

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$—			$539			$—
Bond & Mortgage Securities Account		161			(12)			—
Diversified International Account		—			1,513			—
Diversified International Fund		—			—			—
Equity Income Account		572			(8)			—
Global Diversified Income Fund		478			(52)			—
Global Real Estate Securities Fund		25			12			—
Government & High Quality Bond Account		820			—			33
High Yield Fund		789			(87)			—
Income Account		3,171			(78)			—
Inflation Protection Fund		—			(15)			—
International Emerging Markets Fund		—			(22)			—
LargeCap Growth Fund		—			31			—
LargeCap Value Fund		—			(96)			—
Preferred Securities Fund		98			1,010			—
Short-Term Income Account		—			1,155			—
Short-Term Income Fund		66			(1)			—
SmallCap Growth Fund I		—			—			—
Small-MidCap Dividend Income Fund		171			9			—
		$6,353			$3,898			$33
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments
SAM Strategic Growth Portfolio
September 30, 2015 (unaudited)

INVESTMENT COMPANIES - 100.03%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 87.14%
Diversified International Fund (a)	3,803,207	$41,607
Global Multi-Strategy Fund (a)	1,731,869	18,895
Global Real Estate Securities Fund (a)	1,066,195	9,447
LargeCap Growth Fund (a)	2,639,602	28,006
LargeCap Value Fund (a)	2,099,689	24,923
MidCap Value Fund I (a)	990,970	13,378
Origin Emerging Markets Fund (a),(b)	1,424,345	11,936
Principal Capital Appreciation Fund (a)	606,928	33,897
SmallCap Growth Fund I (a)	151,912	1,745
SmallCap Value Fund II (a)	328,589	3,996
Small-MidCap Dividend Income Fund (a)	729,933	9,029
		$196,859

Principal Variable Contracts Funds, Inc. Class 1 - 12.89%
Equity Income Account (a)	1,406,968	29,110

TOTAL INVESTMENT COMPANIES		$225,969
Total Investments		$225,969
Liabilities in Excess of Other Assets, Net - (0.03)%		$(66)
TOTAL NET ASSETS - 100.00%		$225,903

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	63.79%
International Equity Funds	27.88%
Specialty Funds	8.36%
Liabilities in Excess of Other Assets, Net	(0.03)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
SAM Strategic Growth Portfolio
September 30, 2015 (unaudited)

	December 31,	December 31,					September 30, September 30,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales	2015	2015
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Diversified International Account	1,304,494	$14,885	32,435	$487	1,336,929	$19,453	— $	—
Diversified International Fund	—	—	3,819,766	46,179	16,559	183	3,803,207	45,977
Equity Income Account	1,621,596	19,876	142,049	3,262	356,677	8,338	1,406,968	16,688
Global Multi-Strategy Fund	446,248	4,977	1,362,667	15,004	77,046	859	1,731,869	19,116
Global Real Estate Securities Fund	1,125,328	9,486	103,202	976	162,335	1,517	1,066,195	8,930
International Emerging Markets Fund	382,516	9,096	5,835	139	388,351	9,138	—	—
LargeCap Growth Fund	3,675,275	39,379	132,685	1,484	1,168,358	13,573	2,639,602	28,242
LargeCap Value Fund	3,464,774	45,010	125,951	1,611	1,491,036	18,874	2,099,689	27,064
MidCap Value Fund I	581,999	9,405	446,414	6,546	37,443	556	990,970	15,329
Origin Emerging Markets Fund	—	—	1,430,960	14,059	6,615	61	1,424,345	13,992
Principal Capital Appreciation Fund	763,314	42,312	41,394	2,453	197,780	12,021	606,928	32,638
SmallCap Growth Fund I	362,606	3,708	—	—	210,694	2,793	151,912	1,496
SmallCap Value Fund II	373,985	3,631	1,422	19	46,818	638	328,589	3,073
Small-MidCap Dividend Income Fund	683,462	7,799	66,129	906	19,658	274	729,933	8,423
		$209,564		$93,125		$88,278		$220,968

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Diversified International Account		$—			$4,081			$—
Diversified International Fund		—			(19)			—
Equity Income Account		778			1,888			—
Global Multi-Strategy Fund		—			(6)			—
Global Real Estate Securities Fund		113			(15)			—
International Emerging Markets Fund		—			(97)			—
LargeCap Growth Fund		—			952			—
LargeCap Value Fund		—			(683)			—
MidCap Value Fund I		—			(66)			—
Origin Emerging Markets Fund		—			(6)			—
Principal Capital Appreciation Fund		—			(106)			—
SmallCap Growth Fund I		—			581			—
SmallCap Value Fund II		—			61			—
Small-MidCap Dividend Income Fund		158			(8)			—
		$1,050			$6,557			$—
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments
Short-Term Income Account
September 30, 2015 (unaudited)

INVESTMENT COMPANIES - 2.27%		Shares Held Value (000's)			Principal
				BONDS (continued)	Amount (000's) Value (000's)
Publicly Traded Investment Fund - 2.27%
BlackRock Liquidity Funds FedFund Portfolio		3,740,816	$3,741	Automobile Asset Backed Securities (continued)

TOTAL INVESTMENT COMPANIES			$3,741	Santander Drive Auto Receivables Trust 2014-2
				0.54%, 07/17/2017(b)	$37	$37
		Principal
BONDS- 99.27%		Amount (000's) Value (000's)
				Santander Drive Auto Receivables Trust 2014-3
Agriculture - 0.89%				0.54%, 08/15/2017(b)	111	111
Cargill Inc
6.00%, 11/27/2017(a)		$1,347	$1,469	Westlake Automobile Receivables Trust 2014-2
				0.97%, 10/16/2017(a),(b)	207	207
Airlines - 0.79%
Delta Air Lines 2009-1Class A Pass Through				Westlake Automobile Receivables Trust 2015-1
Trust				1.17%, 03/15/2018(a),(b)	498	498
7.75%, 06/17/2021		500	569
UAL 2009-1 Pass Through Trust				Westlake Automobile Receivables Trust 2015-2
10.40%, 05/01/2018		62	67	1.28%, 07/16/2018(a),(b)	841	842
UAL 2009-2A Pass Through Trust						$11,275
9.75%, 01/15/2017		613	667	Automobile Floor Plan Asset Backed Securities - 2.24%
			$1,303	CNH Wholesale Master Note Trust
				0.81%, 08/15/2019(a),(b)	841	839
Automobile Asset Backed Securities - 6.83%
AmeriCredit Automobile Receivables 2015-1				Ford Credit Floorplan Master Owner Trust A
0.77%, 04/09/2018		769	769	0.59%, 01/15/2018(b)	336	336
AmeriCredit Automobile Receivables Trust				Nissan Master Owner Trust Receivables
2013-5				0.51%, 02/15/2018(b)	673	673
2.86%, 12/09/2019(b)		402	406	Volkswagen Credit Auto Master Trust
AmeriCredit Automobile Receivables Trust				0.57%, 07/22/2019(a),(b)	673	666
2014-1				World Omni Master Owner Trust
0.57%, 07/10/2017(b)		37	37	0.56%, 02/15/2018(a),(b)	1,178	1,178
AmeriCredit Automobile Receivables Trust						$3,692
2014-2				Automobile Manufacturers - 2.33%
0.54%, 10/10/2017(b)		403	402
				Daimler Finance North America LLC
AmeriCredit Automobile Receivables Trust				0.75%, 03/02/2018(a),(b)	505	499
2014-3				1.38%, 08/01/2017(a)	336	332
0.64%, 04/09/2018		517	517	Ford Motor Credit Co LLC
AmeriCredit Automobile Receivables Trust				3.98%, 06/15/2016	1,299	1,322
2015-2
0.83%, 09/10/2018(b)		505	505	PACCAR Financial Corp
				1.45%, 03/09/2018	336	336
Capital Auto Receivables Asset Trust 2013-1				2.20%, 09/15/2019	673	680
0.97%, 01/22/2018		673	673	Toyota Motor Credit Corp
Capital Auto Receivables Asset Trust 2014-3				2.10%, 01/17/2019	673	681
0.54%, 02/21/2017(b)		1,032	1,032
CPS Auto Receivables Trust 2013-A						$3,850
1.31%, 06/15/2020(a),(b)		645	640	Banks- 16.28%
CPS Auto Receivables Trust 2013-B				Bank of America Corp
1.82%, 09/15/2020(a),(b)		358	357	2.60%, 01/15/2019	500	505
CPS Auto Receivables Trust 2013-C				Bank of America NA
1.64%, 04/16/2018(a)		184	184	0.64%, 06/15/2017(b)	750	745
CPS Auto Receivables Trust 2013-D				1.25%, 02/14/2017	500	500
1.54%, 07/16/2018(a),(b)		230	229	5.30%, 03/15/2017	2,126	2,233
CPS Auto Receivables Trust 2014-B				Bank of New York Mellon Corp/The
1.11%, 11/15/2018(a)		156	155	2.20%, 03/04/2019	300	303
CPS Auto Receivables Trust 2014-C				2.20%, 05/15/2019	673	679
1.31%, 02/15/2019(a),(b)		521	518	BB&T Corp
CPS Auto Receivables Trust 2014-D				0.96%, 02/01/2019(b)	336	335
1.49%, 04/15/2019(a)		480	478	Branch Banking & Trust Co
CPS Auto Receivables Trust 2015-C				0.63%, 05/23/2017(b)	1,178	1,171
1.77%, 06/17/2019(a)		750	750	0.66%, 09/13/2016(b)	875	873
CPS Auto Trust				Capital One Financial Corp
1.48%, 03/16/2020(a)		126	126	6.15%, 09/01/2016	386	402
Ford Credit Auto Owner Trust 2015-REV2				Capital One NA/Mclean VA
2.44%, 01/15/2027(a),(b)		673	684	0.98%, 02/05/2018(b)	673	672
Ford Credit Auto Owner Trust/Ford Credit				1.65%, 02/05/2018	673	666
2014-RE	V1			Citigroup Inc
2.26%, 11/15/2025(a),(b)		673	683	1.70%, 04/27/2018	1,010	1,005
Santander Drive Auto Receivables Trust 2013-				6.13%, 05/15/2018	1,347	1,489
1				Goldman Sachs Group Inc/The
1.76%, 01/15/2019		255	256	1.42%, 11/15/2018(b)	841	846
Santander Drive Auto Receivables Trust 2013-				1.45%, 04/23/2020(b)	1,010	1,013
5				2.60%, 04/23/2020	202	203
1.55%, 10/15/2018		179	179	JPMorgan Chase Bank NA
				5.88%, 06/13/2016	841	869
				6.00%, 10/01/2017	2,020	2,183

See accompanying notes.

Schedule of Investments
Short-Term Income Account
September 30, 2015 (unaudited)

Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Banks (continued)			Computers (continued)
KeyBank NA/Cleveland OH			International Business Machines Corp
1.70%, 06/01/2018	$500	$499	1.95%, 02/12/2019	$1,010	$1,021
5.45%, 03/03/2016	724	738			$2,474
Morgan Stanley
1.14%, 01/24/2019(b)	1,852	1,853	Credit Card Asset Backed Securities - 1.26%
1.58%, 04/25/2018(b)	1,010	1,024	Cabela's Credit Card Master Note Trust
			0.56%, 03/16/2020(b)	262	262
1.88%, 01/05/2018	336	337	0.66%, 07/15/2022(b)	505	501
National City Bank/Cleveland OH			0.69%, 06/15/2020(a),(b)	336	336
0.70%, 06/07/2017(b)	500	497
			0.74%, 02/18/2020(a),(b)	478	478
PNC Bank NA			0.86%, 08/16/2021(a),(b)	505	506
4.88%, 09/21/2017	1,145	1,214
6.88%, 04/01/2018	250	279			$2,083
PNC Funding Corp			Diversified Financial Services - 2.97%
5.63%, 02/01/2017	269	283	General Electric Capital Corp
SunTrust Bank/Atlanta GA			0.80%, 01/14/2019(b)	1,178	1,178
7.25%, 03/15/2018	1,010	1,132	2.30%, 01/14/2019	586	596
US Bank NA/Cincinnati OH			5.63%, 09/15/2017	168	183
0.77%, 10/28/2019(b)	841	836	Jefferies Group LLC
Wells Fargo & Co			3.88%, 11/09/2015	1,010	1,013
2.60%, 07/22/2020	673	680	Murray Street Investment Trust I
Wells Fargo Bank NA			4.65%, 03/09/2017(b)	1,852	1,931
6.00%, 11/15/2017	750	818			$4,901
		$26,882
			Electric - 4.91%
Beverages - 0.53%			Dominion Resources Inc/VA
Anheuser-Busch InBev Finance Inc			1.40%, 09/15/2017	673	671
2.15%, 02/01/2019	336	337	Indiantown Cogeneration LP
SABMiller Holdings Inc			9.77%, 12/15/2020	278	316
2.45%, 01/15/2017(a)	535	542	LG&E and KU Energy LLC
		$879	2.13%, 11/15/2015	841	842
Biotechnology - 2.04%			NextEra Energy Capital Holdings Inc
			1.59%, 06/01/2017	336	336
Amgen Inc			7.30%, 09/01/2067(b)	673	666
1.25%, 05/22/2017	673	671
2.20%, 05/22/2019	673	676	Public Service Co of New Mexico
Biogen Inc			7.95%, 05/15/2018	1,515	1,723
2.90%, 09/15/2020	1,000	1,010	San Diego Gas & Electric Co
Gilead Sciences Inc			1.91%, 02/01/2022	188	187
1.85%, 09/04/2018	250	252	Southern California Edison Co
2.55%, 09/01/2020	750	755	1.85%, 02/01/2022	384	383
		$3,364	Talen Energy Supply LLC
			5.70%, 10/15/2035	942	937
Chemicals - 0.48%			6.50%, 05/01/2018	168	171
Airgas Inc			Texas-New Mexico Power Co
1.65%, 02/15/2018	808	800	9.50%, 04/01/2019(a)	202	248
			TransAlta Corp
			6.65%, 05/15/2018	1,515	1,632
Commercial Mortgage Backed Securities - 2.88%					$8,112
Ginnie Mae
0.59%, 07/16/2054(b)	3,111	166	Finance - Mortgage Loan/Banker - 6.88%
0.70%, 03/16/2049(b)	4,368	183	Fannie Mae
0.84%, 01/16/2054(b)	3,388	200	1.63%, 01/21/2020	6,714	6,783
0.85%, 09/16/2055(b)	5,718	338	1.75%, 06/20/2019	1,000	1,020
0.89%, 03/16/2052(b)	3,163	240	1.75%, 09/12/2019	1,683	1,713
0.91%, 10/16/2054(b)	4,131	216	Freddie Mac
0.92%, 10/16/2054(b)	3,797	231	1.38%, 05/01/2020	1,852	1,850
0.92%, 06/16/2055(b)	6,038	340			$11,366
0.93%, 01/16/2055(b)	6,147	327
0.96%, 02/16/2055(b)	6,337	294	Food - 0.88%
1.00%, 10/16/2054(b)	4,405	260	Ingredion Inc
1.13%, 06/16/2045(b)	7,841	544	3.20%, 11/01/2015	841	842
1.14%, 08/16/2042(b)	9,954	673	Kraft Heinz Foods Co
1.21%, 07/16/2056(b)	667	57	1.60%, 06/30/2017(a)	336	337
1.22%, 02/16/2046(b)	6,414	473	2.00%, 07/02/2018(a)	269	269
1.41%, 12/16/2036(b)	2,836	206			$1,448
		$4,748	Gas - 0.77%
Computers - 1.50%			Laclede Group Inc/The
Apple Inc			1.07%, 08/15/2017(b)	1,279	1,274
0.90%, 05/12/2017	269	269
1.00%, 05/03/2018	336	334	Healthcare - Products - 0.72%
Hewlett Packard Enterprise Co			Becton Dickinson and Co
2.45%, 10/05/2017(a),(c),(d)	500	500	1.80%, 12/15/2017	336	337
2.85%, 10/05/2018(a),(c),(d)	350	350	2.68%, 12/15/2019	336	340

See accompanying notes.

Schedule of Investments
Short-Term Income Account
September 30, 2015 (unaudited)

		Principal			Principal
BONDS (continued)		Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's) Value (000's)

Healthcare - Products (continued)				Insurance (continued)
Medtronic Inc				MetLife Inc
2.50%, 03/15/2020		$505	$512	6.82%, 08/15/2018	$505	$575
			$1,189	Metropolitan Life Global Funding I
				1.30%, 04/10/2017(a)	505	506
Healthcare - Services - 0.62%				2.30%, 04/10/2019(a)	673	680
Anthem Inc				New York Life Global Funding
5.88%, 06/15/2017		336	360	1.45%, 12/15/2017(a)	841	842
Roche Holdings Inc				1.95%, 02/11/2020(a)	808	804
0.67%, 09/30/2019(a),(b)		673	670	2.15%, 06/18/2019(a)	774	781
			$1,030	2.45%, 07/14/2016(a)	673	683
Home Equity Asset Backed Securities - 2.59%				Prudential Financial Inc
ABFC 2005-WMC1 Trust				8.88%, 06/15/2068(b)	1,500	1,722
0.85%, 06/25/2035(b)		194	193			$9,145
ACE Securities Corp Home Equity Loan Trust
Series 2005-HE2				Internet - 0.42%
0.91%, 04/25/2035(b)		149	149	Amazon.com Inc
ACE Securities Corp Home Equity Loan Trust				2.60%, 12/05/2019	673	690
Series 2005-WF1
0.87%, 05/25/2035(b)		71	71	Iron & Steel - 0.41%
Asset Backed Securities Corp Home Equity				ArcelorMittal
Loan Trust Series OOMC 2005-HE6				4.50%, 03/01/2016(b)	673	682
0.70%, 07/25/2035(b)		311	309
Bayview Financial Acquisition Trust				Machinery - Diversified - 0.72%
0.82%, 08/28/2044(b)		196	195
5.66%, 12/28/2036(b)		18	18	John Deere Capital Corp
				1.35%, 01/16/2018	173	173
Bear Stearns Asset Backed Securities I Trust				2.05%, 03/10/2020	1,010	1,008
2006	-PC1					$1,181
0.52%, 12/25/2035(b)		189	188
Home Equity Asset Trust 2005-4				Manufactured Housing Asset Backed Securities - 0.03%
0.90%, 10/25/2035(b)		567	555	Conseco Financial Corp
JP Morgan Mortgage Acquisition Corp 2005-				7.70%, 09/15/2026	43	45
FLD1				Mid-State Trust IV
0.68%, 07/25/2035(b)		21	21	8.33%, 04/01/2030	10	11
JP Morgan Mortgage Acquisition Corp 2005-						$56
OPT1
0.64%, 06/25/2035(b)		147	146	Media - 0.36%
New Century Home Equity Loan Trust 2005-				Time Warner Cable Inc
3				8.25%, 04/01/2019	505	588
0.67%, 07/25/2035(b)		148	148
RASC Series 2003-KS10 Trust				Mining - 0.66%
4.47%, 03/25/2032		112	112	Glencore Finance Canada Ltd
RASC Series 2005-AHL2 Trust				2.70%, 10/25/2017(a),(b)	841	756
0.54%, 10/25/2035(b)		205	202	Teck Resources Ltd
Soundview Home Loan Trust 2005-CTX1				5.38%, 10/01/2015	336	336
0.61%, 11/25/2035(b)		265	262			$1,092
Structured Asset Securities Corp Mortgage
Loan Trust Series 2005-GEL4				Miscellaneous Manufacturers - 0.08%
0.81%, 08/25/2035(b)		194	186	Ingersoll-Rand Global Holding Co Ltd
Terwin Mortgage Trust Series TMTS 2005-				6.88%, 08/15/2018	115	130
14	HE
4.85%, 08/25/2036(b)		124	128	Mortgage Backed Securities - 5.04%
Wells Fargo Home Equity Asset-Backed				Adjustable Rate Mortgage Trust 2004-2
Securities 2004-2 Trust				1.33%, 02/25/2035(b)	19	19
1.03%, 10/25/2034(b)		35	35	Alternative Loan Trust 2004-J8
5.00%, 10/25/2034		1,363	1,359	6.00%, 02/25/2017	15	15
			$4,277	Banc of America Alternative Loan Trust 2003-
Home Furnishings - 0.61%				10
Samsung Electronics America Inc				5.00%, 12/25/2018	96	98
1.75%, 04/10/2017(a)		1,010	1,011	Banc of America Funding 2004-1 Trust
				5.25%, 02/25/2019	18	18
				Banc of America Funding 2004-3 Trust
Insurance - 5.54%				4.75%, 09/25/2019	84	85
Berkshire Hathaway Finance Corp				Banc of America Mortgage Trust 2004-8
1.60%, 05/15/2017		510	515	5.25%, 10/25/2019	37	38
Hartford Financial Services Group Inc/The				Banc of America Mortgage Trust 2005-7
8.13%, 06/15/2068(b)		554	612	5.00%, 08/25/2020	3	3
Lincoln National Corp				BCAP LLC 2011-RR11 Trust
7.00%, 05/17/2066(b)		336	283	2.58%, 03/26/2035(a),(b)	250	251
MassMutual Global Funding II				CHL Mortgage Pass-Through Trust 2003-46
2.00%, 04/05/2017(a)		370	375	2.53%, 01/19/2034(b)	96	96
2.10%, 08/02/2018(a)		505	512	CHL Mortgage Pass-Through Trust 2004-J1
2.35%, 04/09/2019(a)		250	255	4.50%, 01/25/2019(b)	17	18

See accompanying notes.

Schedule of Investments
Short-Term Income Account
September 30, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Mortgage Backed Securities (continued)			Oil & Gas (continued)
CHL Mortgage Pass-Through Trust 2004-J7			Chevron Phillips Chemical Co LLC / Chevron
5.00%, 09/25/2019	$79	$81	Phillips Chemical Co LP (continued)
Citigroup Mortgage Loan Trust 2009-6			2.45%, 05/01/2020(a)	$168	$169
2.74%, 07/25/2036(a),(b)	43	43	Phillips 66
Credit Suisse First Boston Mortgage Securities			2.95%, 05/01/2017	1,010	1,033
Corp			Rowan Cos Inc
1.15%, 05/25/2034(b)	76	74	7.88%, 08/01/2019	336	333
5.00%, 09/25/2019	16	16	Shell International Finance BV
5.00%, 10/25/2019	86	87	2.13%, 05/11/2020	505	506
Credit Suisse Mortgage Capital Certificates			Total Capital International SA
2.37%, 07/27/2037(a),(b)	99	99	0.88%, 08/10/2018(b)	370	370
Freddie Mac REMICS			1.55%, 06/28/2017	673	678
0.66%, 06/15/2023(b)	1	1			$5,547
Ginnie Mae
4.50%, 08/20/2032	14	15	Oil & Gas Services - 0.83%
GSMSC Pass-Through Trust 2009-4R			Weatherford International Ltd/Bermuda
0.65%, 12/26/2036(a),(b)	292	288	5.50%, 02/15/2016	1,347	1,363
JP Morgan Mortgage Trust 2004-A3
2.45%, 07/25/2034(b)	52	51	Other Asset Backed Securities - 6.33%
JP Morgan Mortgage Trust 2004-S1			Ameriquest Mortgage Securities Inc Asset-
5.00%, 09/25/2034	217	225	Backed Pass-Through Ctfs Ser 2004-R11
JP Morgan Resecuritization Trust Series 2010-			0.80%, 11/25/2034(b)	29	29
4			Ameriquest Mortgage Securities Inc Asset-
2.29%, 10/26/2036(a),(b)	87	87	Backed Pass-Through Ctfs Ser 2005-R1
MASTR Alternative Loan Trust 2003-9			0.87%, 03/25/2035(b)	269	268
6.50%, 01/25/2019	68	71	Carrington Mortgage Loan Trust Series 2005-
MASTR Asset Securitization Trust 2004-11			NC4
5.00%, 12/25/2019	18	19	0.59%, 09/25/2035(b)	48	48
MASTR Asset Securitization Trust 2004-9			Citigroup Mortgage Loan Trust Inc
5.00%, 09/25/2019	48	49	0.62%, 07/25/2035(b)	46	46
PHH Mortgage Trust Series 2008-CIM1			Credit-Based Asset Servicing and
5.22%, 06/25/2038	288	292	Securitization LLC
Prime Mortgage Trust 2005-2			5.33%, 07/25/2035(b)	159	160
5.25%, 07/25/2020(b)	136	139	CWABS Asset-Backed Certificates Trust
Provident Funding Mortgage Loan Trust 2005-			2005-3
1			0.64%, 08/25/2035(b)	153	153
0.48%, 05/25/2035(b)	314	303	Drug Royalty II LP 2
RALI Series 2003-QS23 Trust			3.48%, 07/15/2023(a),(b)	875	889
5.00%, 12/26/2018	202	204	Fieldstone Mortgage Investment Trust Series
RALI Series 2004-QS3 Trust			2005-1
5.00%, 03/25/2019	80	80	1.27%, 03/25/2035(b)	156	156
RBSSP Resecuritization Trust 2009-7			First Franklin Mortgage Loan Trust 2005-
0.60%, 06/26/2037(a),(b)	56	54	FF4
5.00%, 09/26/2036(a),(b)	36	37	0.84%, 05/25/2035(b)	78	78
Sequoia Mortgage Trust 2013-4			JP Morgan Mortgage Acquisition Corp 2005-
1.55%, 04/25/2043(b)	1,154	1,117	OPT2
Sequoia Mortgage Trust 2013-8			0.48%, 12/25/2035(b)	289	286
2.25%, 06/25/2043(b)	721	702	Mastr Specialized Loan Trust
Springleaf Mortgage Loan Trust 2012-3			1.44%, 11/25/2034(a),(b)	27	29
1.57%, 12/25/2059(a),(b)	550	550	MVW Owner Trust 2015-1
2.66%, 12/25/2059(a),(b)	336	336	2.52%, 12/20/2032(a),(b)	878	885
3.56%, 12/25/2059(a)	200	200	NYCTL 2014-A Trust
Springleaf Mortgage Loan Trust 2013-1			1.03%, 11/10/2027(a),(d)	75	74
1.27%, 06/25/2058(a),(b)	1,073	1,072	OneMain Financial Issuance Trust 2014-1
2.31%, 06/25/2058(a),(b)	377	378	2.43%, 06/18/2024(a),(b)	1,106	1,106
3.14%, 06/25/2058(a)	217	218	OneMain Financial Issuance Trust 2014-2
Springleaf Mortgage Loan Trust 2013-2			2.47%, 09/18/2024(a)	1,347	1,347
1.78%, 12/25/2065(a)	382	382	OneMain Financial Issuance Trust 2015-2
3.52%, 12/25/2065(a),(b)	383	387	2.57%, 07/18/2025(a)	740	738
WaMu Mortgage Pass-Through Certificates			PFS Financing Corp
Series 2003-S8 Trust			0.76%, 02/15/2018(a),(b)	1,347	1,346
5.00%, 09/25/2018	21	21	0.81%, 02/15/2019(a),(b)	505	504
		$8,319	0.81%, 10/15/2019(a),(b)	336	334
			0.83%, 04/15/2020(a),(b)	336	334
Oil & Gas - 3.36%			1.16%, 02/15/2019(a),(b)	260	259
BP Capital Markets PLC			PFS Tax Lien Trust 2014-1
4.75%, 03/10/2019	673	736	1.44%, 04/15/2016 (a),(b)	473	473
Chevron Corp			RAMP Series 2005-RZ4 Trust
1.37%, 03/02/2018	336	336	0.59%, 11/25/2035(b)	196	194
1.72%, 06/24/2018	875	882	Securitized Asset Backed Receivables LLC
Chevron Phillips Chemical Co LLC / Chevron			Trust 2006-OP1
Phillips Chemical Co LP			0.49%, 10/25/2035(b)	15	15
1.70%, 05/01/2018(a)	505	504

See accompanying notes.

Schedule of Investments
Short-Term Income Account
September 30, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Other Asset Backed Securities (continued)			Savings & Loans - 0.00%
Springleaf Funding Trust 2013-A			Washington Mutual Bank / Henderson NV
2.58%, 09/15/2021(a),(b)	$181	$182	0.00%, 01/15/2013(e)	$200	$—
Trafigura Securitisation Finance PLC 2014-1
1.16%, 10/15/2021(a),(b),(d)	471	471
Wachovia Mortgage Loan Trust Series 2005-			Software - 0.94%
WMC1			Microsoft Corp
0.93%, 10/25/2035(b)	43	43	1.85%, 02/12/2020	673	677
			Oracle Corp
		$10,447	2.25%, 10/08/2019	505	511
Pharmaceuticals - 2.78%			5.75%, 04/15/2018	336	371
Abbott Laboratories					$1,559
2.00%, 03/15/2020	847	846
			Student Loan Asset Backed Securities - 3.87%
AbbVie Inc			KeyCorp Student Loan Trust 2004-A
1.20%, 11/06/2015	1,683	1,684	0.60%, 10/28/2041(b)	89	88
1.80%, 05/14/2018	202	201	KeyCorp Student Loan Trust 2006-A
2.50%, 05/14/2020	336	334	0.52%, 06/27/2029(b)	41	41
Actavis Funding SCS			0.64%, 09/27/2035(b)	1,683	1,641
1.85%, 03/01/2017	336	337	SLC Private Student Loan Trust 2006-A
2.35%, 03/12/2018	505	507	0.46%, 07/15/2036(b)	579	574
Merck & Co Inc			SLC Private Student Loan Trust 2010-B
1.10%, 01/31/2018	673	672	3.71%, 07/15/2042(a),(b)	232	240
		$4,581	SLM Private Credit Student Loan Trust 2002-
Pipelines - 2.26%			A
Buckeye Partners LP			0.89%, 12/16/2030(b)	732	710
2.65%, 11/15/2018	649	642	SLM Private Credit Student Loan Trust 2004-
Columbia Pipeline Group Inc			A
2.45%, 06/01/2018(a)	168	168	0.54%, 03/16/2020(b)	38	38
3.30%, 06/01/2020(a)	168	169	0.74%, 06/15/2033(b)	250	238
DCP Midstream LLC			SLM Private Credit Student Loan Trust 2004-
5.38%, 10/15/2015(a)	545	546	B
Florida Gas Transmission Co LLC			0.54%, 06/15/2021(b)	560	557
7.90%, 05/15/2019(a)	559	648	SLM Private Credit Student Loan Trust 2005-
Hiland Partners LP / Hiland Partners Finance			B
Corp			0.52%, 03/15/2023(b)	579	574
7.25%, 10/01/2020(a)	719	756	0.61%, 12/15/2023(b)	235	229
TransCanada PipeLines Ltd			SLM Private Credit Student Loan Trust 2006-
6.35%, 05/15/2067(b)	336	283	A
Williams Partners LP / ACMP Finance Corp			0.53%, 12/15/2023(b)	168	166
6.13%, 07/15/2022	505	514	SLM Private Education Loan Trust 2013-A
		$3,726	0.81%, 08/15/2022(a),(b)	435	434
			SLM Private Education Loan Trust 2013-B
Real Estate - 0.71%			0.86%, 07/15/2022(a),(b)	337	337
Prologis LP			1.85%, 06/17/2030(a),(b)	336	335
7.38%, 10/30/2019	499	578	SLM Private Education Loan Trust 2014-A
WEA Finance LLC / Westfield UK & Europe			0.81%, 07/15/2022(a),(b)	190	190
Finance PLC					$6,392
1.75%, 09/15/2017(a)	100	99
2.70%, 09/17/2019(a)	500	498	Telecommunications - 2.29%
		$1,175	AT&T Inc
			0.70%, 02/12/2016(b)	673	672
REITS - 2.94%			2.45%, 06/30/2020	336	331
Alexandria Real Estate Equities Inc			3.00%, 06/30/2022	202	197
2.75%, 01/15/2020	1,010	1,008	Cisco Systems Inc
BioMed Realty LP			4.95%, 02/15/2019	760	839
2.63%, 05/01/2019	336	325	Verizon Communications Inc
3.85%, 04/15/2016	673	680	2.09%, 09/14/2018(b)	336	345
Digital Delta Holdings LLC			3.65%, 09/14/2018	1,010	1,065
3.40%, 10/01/2020(a),(c)	300	301	Vodafone Group PLC
HCP Inc			1.63%, 03/20/2017	336	336
6.30%, 09/15/2016	755	788			$3,785
Healthcare Realty Trust Inc
5.75%, 01/15/2021	343	385	Transportation - 0.31%
Kimco Realty Corp			Ryder System Inc
4.30%, 02/01/2018	336	353	2.45%, 11/15/2018	505	509
Ventas Realty LP
1.55%, 09/26/2016	505	506	Trucking & Leasing - 0.39%
Welltower Inc			Penske Truck Leasing Co Lp / PTL Finance
3.63%, 03/15/2016	505	510	Corp
		$4,856	2.50%, 03/15/2016(a)	336	338
			3.75%, 05/11/2017(a)	303	312
					$650
			TOTAL BONDS		$163,900

See accompanying notes.

Schedule of Investments
Short-Term Income Account
September 30, 2015 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS - 0.26%	Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) -
0.02%
2.31%, 11/01/2021(b)	$1	$1
2.46%, 09/01/2035(b)	30	32
6.00%, 05/01/2017	3	4
		$37

Federal National Mortgage Association (FNMA) - 0.22%
1.89%, 04/01/2033(b)	138	145
2.16%, 12/01/2032(b)	16	17
2.34%, 02/01/2037(b)	46	48
2.37%, 08/01/2034(b)	14	15
2.37%, 01/01/2035(b)	23	24
2.38%, 07/01/2034(b)	40	43
2.41%, 11/01/2032(b)	5	6
2.45%, 02/01/2035(b)	6	6
2.63%, 12/01/2033(b)	28	29
4.13%, 11/01/2035(b)	2	2
5.60%, 04/01/2019(b)	1	—
8.00%, 05/01/2027	18	20
8.50%, 11/01/2017	1	—
		$355
Government National Mortgage Association (GNMA) -
0.02%
9.00%, 12/15/2020	2	2
10.00%, 05/15/2020	5	5
10.00%, 06/15/2020	4	5
10.00%, 02/15/2025	1	2
10.00%, 09/15/2018	2	2
10.00%, 09/15/2018	1	1
10.00%, 02/15/2019	15	15
		$32
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$424
Total Investments		$168,065
Liabilities in Excess of Other Assets, Net - (1.80)%		$(2,964)
TOTAL NET ASSETS - 100.00%		$165,101

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $42,172 or 25.54% of net assets.
(b)	Variable Rate. Rate shown is in effect at September 30, 2015.
(c)	Security purchased on a when-issued basis.
(d)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $1,395 or 0.84% of net assets.
(e)	Non-Income Producing Security

Portfolio Summary (unaudited)

Sector	Percent
Financial	28.44%
Asset Backed Securities	23.15%
Consumer, Non-cyclical	8.46%
Mortgage Securities	8.18%
Government	6.88%
Energy	6.45%
Utilities	5.68%
Consumer, Cyclical	3.73%
Communications	3.07%
Technology	2.44%
Exchange Traded Funds	2.27%
Basic Materials	1.55%
Industrial	1.50%
Liabilities in Excess of Other Assets, Net	(1.80)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
SmallCap Blend Account
September 30, 2015 (unaudited)

COMMON STOCKS - 97.22%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Aerospace & Defense - 1.78%			Commercial Services (continued)
Astronics Corp (a)	23,400	$946	PAREXEL International Corp (a)	40,460	$2,505
Esterline Technologies Corp (a)	12,310	885	Sabre Corp	99,700	2,710
Spirit AeroSystems Holdings Inc (a)	39,460	1,907	Team Health Holdings Inc (a)	41,710	2,254
		$3,738	TransUnion (a)	27,310	686
					$16,597
Airlines - 0.52%
Virgin America Inc (a)	31,900	1,092	Computers - 4.20%
			Barracuda Networks Inc (a)	30,920	482
			CACI International Inc (a)	33,450	2,474
Apparel - 2.36%			Manhattan Associates Inc (a)	54,280	3,382
G-III Apparel Group Ltd (a)	42,510	2,621	NetScout Systems Inc (a)	70,180	2,482
Skechers U.S.A. Inc (a)	17,390	2,332
		$4,953			$8,820
			Diversified Financial Services - 1.65%
Automobile Parts & Equipment - 2.35%			CBOE Holdings Inc	6,560	440
American Axle & Manufacturing Holdings Inc	66,210	1,320	Cowen Group Inc (a)	123,520	563
(a)
			Evercore Partners Inc - Class A	23,610	1,186
Cooper Tire & Rubber Co	91,454	3,614	Houlihan Lokey Inc (a)	58,280	1,271
		$4,934			$3,460

Banks - 8.84%			Electric - 1.88%
Central Pacific Financial Corp	75,210	1,577	8Point3 Energy Partners LP (a)	73,624	781
Chemical Financial Corp	14,040	454	Avista Corp	57,136	1,900
First Merchants Corp	12,630	331	NRG Yield Inc - A Shares	45,780	510
First of Long Island Corp/The	12,015	325	Portland General Electric Co	20,570	761
FNB Corp/PA	126,780	1,642			$3,952
Great Western Bancorp Inc	21,950	557
Hanmi Financial Corp	24,688	622	Electronics - 0.29%
National Penn Bancshares Inc	140,910	1,656	Fluidigm Corp (a)	10,038	81
PacWest Bancorp	65,630	2,810	Itron Inc (a)	16,410	524
PrivateBancorp Inc	70,910	2,718			$605
Renasant Corp	24,390	801
WesBanco Inc	25,390	798	Energy - Alternate Sources - 0.72%
Western Alliance Bancorp (a)	46,060	1,414	Pattern Energy Group Inc	57,247	1,093
			TerraForm Global Inc (a)	62,337	415
Wilshire Bancorp Inc	38,440	404
Wintrust Financial Corp	45,510	2,432			$1,508
		$18,541	Engineering & Construction - 2.06%
			Dycom Industries Inc (a)	20,870	1,510
Biotechnology - 2.67%
Acceleron Pharma Inc (a)	11,890	296	EMCOR Group Inc	63,500	2,810
AMAG Pharmaceuticals Inc (a)	1,890	75			$4,320
Aratana Therapeutics Inc (a)	33,481	283	Entertainment - 2.62%
Ardelyx Inc (a)	8,216	142	Isle of Capri Casinos Inc (a)	24,900	434
Bellicum Pharmaceuticals Inc (a)	8,780	128	Marriott Vacations Worldwide Corp	35,200	2,398
BIND Therapeutics Inc (a)	40,844	182	Vail Resorts Inc	25,360	2,655
BIND Therapeutics Inc - Warrants (a),(b)	1,938	—			$5,487
Bluebird Bio Inc (a)	1,728	148
Cambrex Corp (a)	19,820	787	Food - 1.84%
Cytokinetics Inc - Warrants (a),(b),(c)	12,207	3	Amplify Snack Brands Inc (a)	38,350	411
Epizyme Inc (a)	10,150	131	Cal-Maine Foods Inc	32,590	1,780
Exact Sciences Corp (a)	29,607	533	SUPERVALU Inc (a)	231,830	1,664
Fate Therapeutics Inc (a)	44,120	235			$3,855
Genocea Biosciences Inc (a)	26,116	179
Insmed Inc (a)	24,170	449	Gas - 0.62%
Intercept Pharmaceuticals Inc (a)	1,310	217	Southwest Gas Corp	22,380	1,305
MacroGenics Inc (a)	13,970	299
NewLink Genetics Corp (a)	8,290	297	Hand & Machine Tools - 0.64%
Seattle Genetics Inc (a)	5,890	227	Regal Beloit Corp	23,730	1,339
Spark Therapeutics Inc (a)	2,280	95
Ultragenyx Pharmaceutical Inc (a)	7,530	725
Versartis Inc (a)	15,627	180	Healthcare - Products - 2.02%
			EndoChoice Holdings Inc (a)	30,260	344
		$5,611	ICU Medical Inc (a)	19,430	2,128
			K2M Group Holdings Inc (a)	45,550	847
Building Materials - 1.29%
Eagle Materials Inc	9,140	626	LDR Holding Corp (a)	19,440	671
Universal Forest Products Inc	17,460	1,007	STAAR Surgical Co (a)	31,050	241
US Concrete Inc (a)	22,270	1,064			$4,231
		$2,697	Healthcare - Services - 2.07%
			Centene Corp (a)	29,650	1,608
Commercial Services - 7.91%
ABM Industries Inc	58,700	1,603	HealthSouth Corp	62,980	2,416
Huron Consulting Group Inc (a)	20,920	1,308	Natera Inc (a)	5,962	65
Korn/Ferry International	75,880	2,509	Teladoc Inc (a)	11,710	261
Live Nation Entertainment Inc (a)	43,531	1,047			$4,350
Navigant Consulting Inc (a)	32,570	518
On Assignment Inc (a)	39,490	1,457

See accompanying notes.

Schedule of Investments
SmallCap Blend Account
September 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value (000	's)

Home Builders - 0.87%			REITS (continued)
Installed Building Products Inc (a)	72,575	$1,835	Colony Capital Inc	126,260	$2,470
			CubeSmart	51,690	1,407
			First Industrial Realty Trust Inc	128,700	2,696
Insurance - 6.47%			Highwoods Properties Inc	108,160	4,191
American Equity Investment Life Holding Co	52,340	1,220	LaSalle Hotel Properties	67,809	1,925
American Financial Group Inc/OH	26,090	1,798	Mid-America Apartment Communities Inc	33,400	2,735
AmTrust Financial Services Inc	45,380	2,858
First American Financial Corp	69,990	2,734	QTS Realty Trust Inc	32,120	1,403
Primerica Inc	27,550	1,242			$19,315
Radian Group Inc	132,410	2,107	Retail - 6.24%
Validus Holdings Ltd	36,110	1,627	Caleres Inc	97,400	2,974
		$13,586	Citi Trends Inc	15,690	367
			Flex Pharma Inc (a)	9,480	114
Internet - 2.52%			Freshpet Inc (a)	22,490	236
CDW Corp/DE	84,113	3,437
GoDaddy Inc (a)	12,930	326	Kirkland's Inc	41,751	899
			Office Depot Inc (a)	373,436	2,397
Intralinks Holdings Inc (a)	69,700	578
MaxPoint Interactive Inc (a)	63,870	260	Penske Automotive Group Inc	41,535	2,012
			Red Robin Gourmet Burgers Inc (a)	23,054	1,746
Rapid7 Inc (a)	7,414	169
			Rite Aid Corp (a)	343,810	2,087
Rubicon Project Inc/The (a)	35,082	510
			Wendy's Co/The	31,290	271
		$5,280			$13,103
Investment Companies - 0.41%
Apollo Investment Corp	98,560	540	Savings & Loans - 1.01%
THL Credit Inc	29,990	328	Berkshire Hills Bancorp Inc	16,030	441
			Oritani Financial Corp	21,890	342
		$868	Provident Financial Services Inc	68,140	1,329
Machinery - Diversified - 0.00%					$2,112
Gerber Scientific Inc (a),(b),(c)	1,974	—
			Semiconductors - 1.34%
			Entegris Inc (a)	86,810	1,145
Office Furnishings - 0.72%			Qorvo Inc (a)	36,975	1,666
Interface Inc	67,140	1,507			$2,811

			Software - 6.86%
Oil & Gas - 1.92%			2U Inc (a)	51,340	1,843
Carrizo Oil & Gas Inc (a)	23,170	708	Acxiom Corp (a)	64,820	1,281
Magnum Hunter Resources Corp - Warrants	12,227	—	Apigee Corp (a)	31,089	328
(a),(b),(c)			Appfolio Inc (a)	17,990	303
Northern Oil and Gas Inc (a)	138,570	612	Aspen Technology Inc (a)	69,090	2,619
PDC Energy Inc (a)	18,940	1,004	Black Knight Financial Services Inc (a)	34,590	1,126
RSP Permian Inc (a)	44,560	902	Blackbaud Inc	45,740	2,567
Western Refining Inc	18,100	799	BroadSoft Inc (a)	12,540	376
		$4,025	MINDBODY Inc (a)	39,050	610
			SYNNEX Corp	30,060	2,557
Oil & Gas Services - 0.36%			Workiva Inc (a)	52,030	790
Matrix Service Co (a)	33,950	763
					$14,400

			Telecommunications - 2.29%
Packaging & Containers - 0.49%			ARRIS Group Inc (a)	51,629	1,341
Graphic Packaging Holding Co	79,760	1,020	Leap Wireless International Inc - Rights	1,375	4
			(a),(b),(c)
Pharmaceuticals - 5.49%			Plantronics Inc	48,360	2,459
Anacor Pharmaceuticals Inc (a)	5,210	613	West Corp	44,260	991
Array BioPharma Inc (a)	59,130	270			$4,795
Cerulean Pharma Inc (a)	46,023	168
Clovis Oncology Inc (a)	6,140	565	Transportation - 2.50%
Concert Pharmaceuticals Inc (a)	24,860	467	ArcBest Corp	30,400	783
DexCom Inc (a)	7,160	615	Ardmore Shipping Corp	45,683	552
FibroGen Inc (a)	11,720	257	Atlas Air Worldwide Holdings Inc (a)	37,540	1,297
Furiex Pharmaceuticals Inc - Rights (a),(b),(c)	104	1	Matson Inc	54,470	2,097
Nektar Therapeutics (a)	35,630	390	Navigator Holdings Ltd (a)	38,220	510
Neurocrine Biosciences Inc (a)	17,650	702			$5,239
Nevro Corp (a)	15,180	704
Orexigen Therapeutics Inc (a)	110,790	234	Trucking & Leasing - 0.20%
PRA Health Sciences Inc (a)	59,420	2,307	Greenbrier Cos Inc/The	12,840	412
Prestige Brands Holdings Inc (a)	61,899	2,795
ProQR Therapeutics NV (a)	9,712	141	TOTAL COMMON STOCKS		$203,990
Proteon Therapeutics Inc (a)	21,640	301	INVESTMENT COMPANIES - 2.70%	Shares Held	Value (000	's)
Revance Therapeutics Inc (a)	9,270	276	Publicly Traded Investment Fund - 2.70%
SCYNEXIS Inc (a)	24,310	177	BlackRock Liquidity Funds FedFund Portfolio	5,674,927	5,675
Vanda Pharmaceuticals Inc (a)	26,211	296
Zafgen Inc (a)	7,660	245	TOTAL INVESTMENT COMPANIES		$5,675
		$11,524	Total Investments		$209,665

REITS - 9.20%			Other Assets in Excess of Liabilities, Net - 0.08%		$171
Alexandria Real Estate Equities Inc	29,390	2,488	TOTAL NET ASSETS - 100.00%		$209,836

See accompanying notes.

Schedule of Investments
SmallCap Blend Account
September 30, 2015 (unaudited)

(a)	Non-Income Producing Security
(b)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $8 or 0.00% of net assets.
(c)	Security is Illiquid. At the end of the period, the value of these securities totaled $8 or 0.00% of net assets.

Portfolio Summary (unaudited)
Sector		Percent
Financial		27.58%
Consumer, Non-cyclical		22.00%
Consumer, Cyclical		15.68%
Technology		12.40%
Industrial		9.25%
Communications		4.81%
Energy		3.00%
Exchange Traded Funds		2.70%
Utilities		2.50%
Other Assets in Excess of Liabilities, Net		0.08%
TOTAL NET ASSETS		100.00%

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
Russell 2000 Mini; December 2015	Long	2	$231	$219	$(12)
Total					$(12)

Amounts in thousands except contracts

See accompanying notes.

Glossary to the Schedule of Investments
September 30, 2015 (unaudited)

Currency Abbreviations
USD/$	United States Dollar

See accompanying notes.

At September 30, 2015, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Accounts were as follows (amounts in thousands):

	Unrealized	Unrealized	Net Unrealized	Cost for Federal
	Appreciation	(Depreciation)	Appreciation (Depreciation)	Income Tax Purposes
Balanced Account	$3,246	$(1,791)	$1,455	$44,595
Bond & Mortgage Securities Account	3,355	(7,830)	(4,475)	332,824
Bond Market Index Account	22,799	(14,514)	8,285	1,985,489
Diversified Balanced Account	122,646	(8,460)	114,186	891,375
Diversified Balanced Managed Volatility Account	609	(4,097)	(3,488)	132,726
Diversified Growth Account	340,682	(56,814)	283,868	2,750,904
Diversified Growth Managed Volatility Account	1,009	(9,305)	(8,296)	237,684
Diversified Income Account	8,132	(2,066)	6,066	184,225
Diversified International Account	37,123	(23,050)	14,073	253,881
Equity Income Account	185,113	(26,117)	158,996	362,100
Government & High Quality Bond Account	7,218	(6,060)	1,158	295,908
Income Account	11,891	(5,907)	5,984	259,768
International Emerging Markets Account	5,576	(13,225)	(7,649)	94,455
LargeCap Growth Account	24,755	(3,648)	21,107	92,890
LargeCap Growth Account I	54,672	(8,189)	46,483	183,702
LargeCap S&P 500 Index Account	468,923	(92,723)	376,200	1,555,394
LargeCap S&P 500 Managed Volatility Index
Account	7,966	(12,397)	(4,431)	155,421
LargeCap Value Account	14,393	(8,078)	6,315	140,749
MidCap Account	193,914	(28,642)	165,272	455,515
Money Market Account	—	—	—	291,303
Multi-Asset Income Account	—	(1)	(1)	20
Principal Capital Appreciation Account	32,264	(10,217)	22,047	134,791
Principal LifeTime 2010 Account	2,428	(1,784)	644	42,256
Principal LifeTime 2020 Account	10,753	(10,787)	(34)	190,970
Principal LifeTime 2030 Account	6,460	(5,706)	754	111,959
Principal LifeTime 2040 Account	2,140	(2,534)	(394)	43,648
Principal LifeTime 2050 Account	1,276	(1,169)	107	22,450
Principal LifeTime 2060 Account	14	(128)	(114)	1,947
Principal LifeTime Strategic Income Account	1,341	(848)	493	25,749
Real Estate Securities Account	42,321	(2,055)	40,266	112,287
SAM Balanced Portfolio	71,508	(22,647)	48,861	780,832
SAM Conservative Balanced Portfolio	10,749	(4,708)	6,041	204,743
SAM Conservative Growth Portfolio	21,211	(11,994)	9,217	278,423
SAM Flexible Income Portfolio	10,309	(4,537)	5,772	220,627
SAM Strategic Growth Portfolio	14,229	(12,348)	1,881	224,088
Short-Term Income Account	1,270	(1,145)	125	167,940
SmallCap Blend Account	17,971	(24,420)	(6,449)	216,114

Security Valuation. Principal LifeTime 2010 Account, Principal LifeTime 2020 Account, Principal LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal LifeTime 2050 Account, Principal LifeTime 2060 Account, and Principal LifeTime Strategic Income Account (collectively, the “Principal LifeTime Accounts”), SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”), along with Diversified Balanced Account, Diversified Balanced Managed Volatility Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, Diversified Income Account, and Multi-Asset Income Account invest in combinations of other series of Principal Variable Contracts Funds, Inc. and Principal Funds, Inc. (the “Underlying Funds”). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

Balanced Account, Bond & Mortgage Securities Account, Bond Market Index Account, Diversified International Account, Equity Income Account, Government & High Quality Bond Account, Income Account, International Emerging Markets Account, LargeCap Growth Account, LargeCap Growth Account I, LargeCap S&P 500 Index Account, LargeCap S&P 500 Managed Volatility Index Account, LargeCap Value Account, MidCap Account, Money Market Account, Principal Capital Appreciation Account, Real Estate Securities Account, Short-Term Income Account, and SmallCap Blend Account “known as the Accounts” value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use electronic modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Management Corporation (the “Manager”) under procedures established and periodically reviewed by the Accounts’ Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Accounts’ net asset value are reflected in the Accounts’ net asset value. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices and foreign currencies.

To the extent each Account invests in foreign securities listed on foreign exchanges which trade on days on which the Account does not determine its net asset value, for example weekends and other customary national U.S. holidays, each Accounts’ net asset value could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Accounts to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Accounts’ Board of Directors as may occasionally be necessary.

Money Market Account values its securities at amortized cost as permitted under Rule 2a-7 of the Investment Company Act of 1940. Other mutual funds are valued at the funds’ net asset value. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the Account.

Fair value is defined as the price that the Accounts would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Accounts use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Accounts. Unobservable inputs are inputs that reflect the Accounts own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

ÏLevel 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

ÏLevel 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.). Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

ÏLevel 3 – Significant unobservable inputs (including the Accounts’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Accounts in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Accounts’ own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Accounts use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement.

The fair values of these entities are dependent on economic, political and other considerations. The values of the underlying investee entities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).

Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Accounts’ Board of Directors. The Manager has established a Valuation Committee of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets monthly and reports directly to the Board of Directors. The Pricing Group who reports to the Valuation Committee relies on the established Pricing Policies to determine fair valuation. Included in the Pricing Policies is an overview of the approved valuation technique established for each asset class. The Pricing Group will consider all appropriate information available when determining fair valuation.

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Accounts (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities held in Money Market Account are valued using amortized cost, as permitted under 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The beginning of the period timing recognition has been adopted for the significant transfers between levels of each Accounts’ assets and liabilities. There were no significant transfers into or out of Level 3, except as noted in the Level 3 roll forward. The table below shows the amounts that were transferred from Level 1 to Level 2 due to lack of exchange traded valuation data; however observable market inputs were available to support these valuations:

International Emerging Markets Account $

1,917,761

9c

The following is a summary of the inputs used as of September 30, 2015 in valuing the Accounts' securities carried at value

(amounts shown in thousands):

		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Account	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Balanced Account
Bonds*	$—	$10,737	$20	$10,757
Common Stocks*	27,158	—	—	27,158
Investment Companies*	370	—	—	370
Senior Floating Rate Interests*	—	36	—	36
U.S. Government & Government Agency Obligations*	—	7,729	—	7,729
Total investments in securities $	27,528	$18,502	$20	$46,050

Bond & Mortgage Securities Account
Bonds*	$—	$198,824	$—	$198,824
Convertible Bonds*	—	87	—	87
Investment Companies*	15,103	—	—	15,103
Preferred Stocks
Communications	130	—	—	130
Financial	1,161	90	—	1,251
Senior Floating Rate Interests*	—	12,056	—	12,056
U.S. Government & Government Agency Obligations*	—	100,898	—	100,898
Total investments in securities $	16,394	$311,955	$—	$328,349
Assets
Credit Contracts**
Exchange Cleared Credit Default Swaps	$—	$229	$—	$229
Interest Rate Contracts**
Futures	$106	$—	$—	$106
Liabilities
Interest Rate Contracts**
Futures	$(3)	$—	$—	$(3)

Bond Market Index Account
Bonds*	$—	$634,994	$—	$634,994
Investment Companies*	150,271	—	—	150,271
Municipal Bonds*	—	17,031	—	17,031
U.S. Government & Government Agency Obligations*	—	1,191,478	—	1,191,478
Total investments in securities $	150,271	$1,843,503	$—	$1,993,774
Short Sales
U.S. Government & Government Agency Obligations	$—	$(2,823)	$—	$(2,823)
Total Short Sales $	—	$(2,823)	$—	$(2,823)

Diversified Balanced Account
Investment Companies*	$1,005,561	$—	$—	$1,005,561
Total investments in securities $	1,005,561	$—	$—	$1,005,561

Diversified Balanced Managed Volatility Account
Investment Companies*	$129,238	$—	$—	$129,238
Total investments in securities $	129,238	$—	$—	$129,238

Diversified Growth Account
Investment Companies*	$3,034,772	$—	$—	$3,034,772
Total investments in securities $	3,034,772	$—	$—	$3,034,772

Diversified Growth Managed Volatility Account
Investment Companies*	$229,388	$—	$—	$229,388
Total investments in securities $	229,388	$—	$—	$229,388

Diversified Income Account
Investment Companies*	$190,291	$—	$—	$190,291
Total investments in securities $	190,291	$—	$—	$190,291

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Account		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Diversified International Account
Common Stocks
Basic Materials		$741	$7,365	$—	$8,106
Communications		695	28,857	—	29,552
Consumer, Cyclical		12,263	36,437	—	48,700
Consumer, Non-cyclical		7,256	43,920	—	51,176
Energy		5,603	7,885	—	13,488
Financial		14,682	51,016	—	65,698
Industrial		5,102	24,543	—	29,645
Technology		—	10,622	—	10,622
Utilities		—	7,198	—	7,198
Investment Companies*		3,196	—	—	3,196
Preferred Stocks
Basic Materials		—	573	—	573
	Total investments in securities $	49,538	$218,416	$—	$267,954

Equity Income Account
Common Stocks*		$516,918	$—	$—	$516,918
Investment Companies*		4,178	—	—	4,178
	Total investments in securities $	521,096	$—	$—	$521,096

Government & High Quality Bond Account
Bonds*		$—	$95,849	$—	$95,849
Investment Companies*		1,852	—	—	1,852
U.S. Government & Government Agency Obligations*		—	199,365	—	199,365
	Total investments in securities $	1,852	$295,214	$—	$297,066

Income Account
Bonds*		$—	$165,006	$2,251	$167,257
Common Stocks*		—	—	—	—
Convertible Bonds*		—	881	—	881
Investment Companies*		8,205	—	—	8,205
Senior Floating Rate Interests*		—	183	—	183
U.S. Government & Government Agency Obligations*		—	89,226	—	89,226
	Total investments in securities $	8,205	$255,296	$2,251	$265,752

International Emerging Markets Account
Common Stocks
Basic Materials		$389	$3,713	$—	$4,102
Communications		1,727	10,591	—	12,318
Consumer, Cyclical		1,088	8,579	—	9,667
Consumer, Non-cyclical		4,358	5,366	—	9,724
Diversified		—	1,012	—	1,012
Energy		1,994	4,325	—	6,319
Financial		3,046	17,018	—	20,064
Industrial		2,450	5,643	—	8,093
Technology		1,505	7,974	—	9,479
Utilities		—	4,312	—	4,312
Investment Companies*		821	—	—	821
Preferred Stocks
Communications		—	43	—	43
Financial		—	852	—	852
	Total investments in securities $	17,378	$69,428	$—	$86,806

LargeCap Growth Account
Common Stocks*		$111,667	$—	$—	$111,667
Investment Companies*		2,330	—	—	2,330
	Total investments in securities $	113,997	$—	$—	$113,997

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Account		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

LargeCap Growth Account I
Common Stocks
Basic Materials		$4,193	$—	$—	$4,193
Communications		42,037	27	28	42,092
Consumer, Cyclical		32,132	—	—	32,132
Consumer, Non-cyclical		65,748	—	—	65,748
Diversified		4	—	—	4
Energy		3,673	—	—	3,673
Financial		20,088	—	—	20,088
Industrial		21,906	—	—	21,906
Technology		33,570	—	—	33,570
Utilities		18	—	—	18
Convertible Preferred Stocks
Communications		—	104	799	903
Investment Companies*		5,718	—	—	5,718
Preferred Stocks
Communications		—	—	140	140
	Total investments in securities $	229,087	$131	$967	$230,185
Liabilities
Equity Contracts**
Futures		$(99)	$—	$—	$(99)

LargeCap S&P 500 Index Account
Common Stocks*		$1,919,265	$—	$—	$1,919,265
Investment Companies*		12,329	—	—	12,329
	Total investments in securities $	1,931,594	$—	$—	$1,931,594
Liabilities
Equity Contracts**
Futures		$(94)	$—	$—	$(94)

LargeCap S&P 500 Managed Volatility Index Account
Common Stocks*		$137,895	$—	$—	$137,895
Investment Companies*		12,603	—	—	12,603
Purchased Options		492	—	—	492
	Total investments in securities $	150,990	$—	$—	$150,990
Assets
Equity Contracts**
Futures		$14	$—	$—	$14
Liabilities
Equity Contracts**
Options		$(308)	$—	$—	$(308)

LargeCap Value Account
Common Stocks*		$146,302	$—	$—	$146,302
Investment Companies*		762	—	—	762
	Total investments in securities $	147,064	$—	$—	$147,064

MidCap Account
Common Stocks*		$616,000	$—	$—	$616,000
Investment Companies*		4,787	—	—	4,787
	Total investments in securities $	620,787	$—	$—	$620,787

Money Market Account
Bonds*		$—	$6,599	$—	$6,599
Certificate of Deposit*		—	5,700	—	5,700
Commercial Paper*		—	238,034	—	238,034
Investment Companies*		16,140	—	—	16,140
Municipal Bonds*		—	16,830	—	16,830
Repurchase Agreements*		—	8,000	—	8,000
	Total investments in securities $	16,140	$275,163	$—	$291,303

Multi-Asset Income Account
Investment Companies*		$19	$—	$—	$19
	Total investments in securities $	19	$—	$—	$19

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Account		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Principal Capital Appreciation Account
Common Stocks*		$152,869	$—	$—	$152,869
Investment Companies*		3,969	—	—	3,969
	Total investments in securities $	156,838	$—	$—	$156,838

Principal LifeTime 2010 Account
Investment Companies*		$42,900	$—	$—	$42,900
	Total investments in securities $	42,900	$—	$—	$42,900

Principal LifeTime 2020 Account
Investment Companies*		$190,936	$—	$—	$190,936
	Total investments in securities $	190,936	$—	$—	$190,936

Principal LifeTime 2030 Account
Investment Companies*		$112,713	$—	$—	$112,713
	Total investments in securities $	112,713	$—	$—	$112,713

Principal LifeTime 2040 Account
Investment Companies*		$43,254	$—	$—	$43,254
	Total investments in securities $	43,254	$—	$—	$43,254

Principal LifeTime 2050 Account
Investment Companies*		$22,557	$—	$—	$22,557
	Total investments in securities $	22,557	$—	$—	$22,557

Principal LifeTime 2060 Account
Investment Companies*		$1,833	$—	$—	$1,833
	Total investments in securities $	1,833	$—	$—	$1,833

Principal LifeTime Strategic Income Account
Investment Companies*		$26,242	$—	$—	$26,242
	Total investments in securities $	26,242	$—	$—	$26,242

Real Estate Securities Account
Common Stocks*		$151,951	$—	$—	$151,951
Investment Companies*		602	—	—	602
	Total investments in securities $	152,553	$—	$—	$152,553

SAM Balanced Portfolio
Investment Companies*		$829,693	$—	$—	$829,693
	Total investments in securities $	829,693	$—	$—	$829,693

SAM Conservative Balanced Portfolio
Investment Companies*		$210,784	$—	$—	$210,784
	Total investments in securities $	210,784	$—	$—	$210,784

SAM Conservative Growth Portfolio
Investment Companies*		$287,640	$—	$—	$287,640
	Total investments in securities $	287,640	$—	$—	$287,640

SAM Flexible Income Portfolio
Investment Companies*		$226,399	$—	$—	$226,399
	Total investments in securities $	226,399	$—	$—	$226,399

SAM Strategic Growth Portfolio
Investment Companies*		$225,969	$—	$—	$225,969
	Total investments in securities $	225,969	$—	$—	$225,969

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Account		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Short-Term Income Account
Bonds*		$—	$163,355	$545	$163,900
Investment Companies*		3,741	—	—	3,741
U.S. Government & Government Agency Obligations*		—	424	—	424
	Total investments in securities $	3,741	$163,779	$545	$168,065

SmallCap Blend Account
Common Stocks
Communications		$10,071	$4	$—	$10,075
Consumer, Cyclical		32,911	—	—	32,911
Consumer, Non-cyclical		46,164	4	—	46,168
Energy		6,296	—	—	6,296
Financial		57,882	—	—	57,882
Industrial		19,370	—	—	19,370
Technology		26,031	—	—	26,031
Utilities		5,257	—	—	5,257
Investment Companies*		5,675	—	—	5,675
	Total investments in securities $	209,657	$8	$—	$209,665
Liabilities
Equity Contracts**
Futures		$(12)	$—	$—	$(12)

*For additional detail regarding sector classifications, please see the Schedules of Investments

**Exchange Cleared Swaps and Futures are valued at the unrealized appreciation/(depreciation) of the instrument.

The changes in investments measured at fair value for which Level 3 inputs have been used to determine fair value are as follows (amounts shown in thousands):

									Net Change in Unrealized
	Value		Accrued Discounts/Premiums			Transfers	Transfers	Value	Appreciation/(Depreciation) on
	December 31,		and Change in Unrealized		Proceeds from	into Level	Out of Level	September	Investments Held at September
Account	2014	Realized Gain/(Loss)	Gain/(Loss)	Purchases	Sales	3 *	3 **	30, 2015	30, 2015
Short-Term Income Account
Bonds	$2,909	$-	$-	$-	$(460)	$-	$(1,904)	$545	$-
Total	$2,909	$-	$-	$-	$(460)	$-	$(1,904)	$545	$-

*Securities are transferred into Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading has been halted
2. Securities that have certain restrictions on trading
3. Instances in which a security is not priced by pricing services

**Securities are transferred out of Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading resumes
2. Securities where trading restrictions have expired
3. Instances in which a price becomes available from a pricing service

At the end of the period, there were no other Accounts which had a significant Level 3 balance. During the period, there were no significant purchases, sales, or transfers into or out of Level 3, except as noted above.

The Accounts' Schedules of Investments as of September 30, 2015 have not been audited. This report is provided for the general information of the Accounts' shareholders. For more information regarding the Account and its holdings, please see the Accounts' prospectus and annual report.

ITEM 2 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3 – EXHIBITS

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit 99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Principal Variable Contracts Funds, Inc.

By /s/ Michael J. Beer

Michael J. Beer, President and CEO

Date 11/17/2015

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Beer

Michael J. Beer, President and CEO

Date 11/17/2015

By /s/ Tracy W. Bollin

Tracy W. Bollin, Chief Financial Officer

Date 11/17/2015